Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Access Flex Bear High Yield ProFund
Repurchase Agreements
(a)
( 25.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $115,014 $ 115,000 $ 115,000
TOTAL REPURCHASE AGREEMENTS
(Cost $115,000) 115,000
TOTAL INVESTMENT SECURITIES
  (Cost $115,000)— 25.2% $ 115,000
Net other assets (liabilities) —  74.8% 341,546
NET ASSETS — 100.0% $ 456,546
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as w ell as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF Goldman Sachs International 5/23/25 (1.33)% $ (227,221) $ (785)
iShares iBoxx $ High Yield
Corporate Bond ETF UBS AG 5/23/25 (4.63)% (229,099) (685)
$(456,320) $(1,470)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Access Flex High Yield ProFund
Repurchase Agreements
(a)
( 95.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $19,907,338 $ 19,905,000 $ 19,905,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,905,000) 19,905,000
TOTAL INVESTMENT SECURITIES
  (Cost $19,905,000)— 95.7% $ 19,905,000
Net other assets (liabilities) —  4.3% 904,313
NET ASSETS — 100.0% $ 20,809,313
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF Goldman Sachs International 5/23/25 3.33% $ 10,636,199 $ 16,710
iShares iBoxx $ High Yield
Corporate Bond ETF UBS AG 5/23/25 5.13% 10,166,734 1,371
$20,802,933 $18,081
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Banks UltraSector ProFund
Common Stocks ( 78 .4% )
Shares Value
Ameris Bancorp (Banks) 1,290 $ 75,593
Apollo Global Management, Inc. (Financial Services) 540 73,699
Associated Banc-Corp. (Banks) 3,365 74,232
Atlantic Union Bankshares Corp. (Banks) 2,275 63,018
Axos Financial, Inc.
*
(Banks) 1,166 74,018
Banc of California, Inc. (Banks) 5,320 71,714
BancFirst Corp. (Banks) 524 61,738
Bank of America Corp. (Banks) 1,826 72,821
Bank of Hawaii Corp. (Banks) 1,096 72,457
Bank OZK (Banks) 1,661 70,759
BankUnited, Inc. (Banks) 2,186 71,504
Banner Corp. (Banks) 1,153 70,494
BOK Financial Corp. (Banks) 722 67,269
Cadence Bank (Banks) 2,477 72,477
Cathay General Bancorp (Banks) 1,714 71,457
Citigroup, Inc. (Banks) 1,073 73,372
Citizens Financial Group, Inc. (Banks) 1,801 66,439
Columbia Banking System, Inc. (Banks) 3,032 67,977
Comerica, Inc. (Banks) 1,262 67,833
Commerce Bancshares, Inc. (Banks) 1,221 74,164
Community Financial System, Inc. (Banks) 1,081 59,012
Corebridge Financial, Inc (Financial Services) 2,298 68,090
Cullen/Frost Bankers, Inc. (Banks) 591 68,834
CVB Financial Corp. (Banks) 3,918 72,640
East West Bancorp, Inc. (Banks) 853 72,974
Eastern Bankshares, Inc. (Banks) 4,648 69,348
Equitable Holdings, Inc. (Financial Services) 1,417 70,071
Essent Group, Ltd. (Financial Services) 1,350 76,856
F.N.B. Corp. (Banks) 5,497 71,956
Fifth Third Bancorp (Banks) 1,892 67,998
First Bancorp (Banks) 4,151 81,525
First Citizens BancShares, Inc. - Class A (Banks) 42 74,724
First Financial Bancorp (Banks) 2,026 46,902
First Financial Bankshares, Inc. (Banks) 2,079 69,667
First Hawaiian, Inc. (Banks) 2,971 67,917
First Horizon Corp. (Banks) 3,891 70,357
First Interstate BancSystem, Inc. - Class A (Banks) 2,578 67,531
First Merchants Corp. (Banks) 1,152 41,057
Fulton Financial Corp. (Banks) 4,129 68,872
Glacier Bancorp, Inc. (Banks) 1,648 67,172
Hancock Whitney Corp. (Banks) 1,447 75,374
Hilltop Holdings, Inc. (Banks) 1,819 53,715
Home BancShares, Inc. (Banks) 2,613 72,511
Huntington Bancshares, Inc. (Banks) 5,009 72,781
Independent Bank Corp. (Banks) 1,187 70,140
International Bancshares Corp. (Banks) 1,186 72,393
Jackson Financial, Inc. - Class A (Financial Services) 905 70,509
JPMorgan Chase & Co. (Banks) 320 78,277
KeyCorp (Banks) 4,708 69,867
Lakeland Financial Corp. (Banks) 584 32,511
M&T Bank Corp. (Banks) 424 71,978
MGIC Investment Corp. (Financial Services) 3,225 80,334
Mr. Cooper Group, Inc.
*
(Financial Services) 724 86,162
NBT Bancorp, Inc. (Banks) 1,030 43,610
New York Community Bancorp, Inc.
*
(Banks) 6,251 73,199
NMI Holdings, Inc.
*
- Class A (Financial Services) 2,109 76,283
Northern Trust Corp. (Capital Markets) 742 69,733
OFG Bancorp (Banks) 1,720 67,682
Old National Bancorp (Banks) 3,535 72,786
Pacific Premier Bancorp, Inc. (Banks) 2,844 57,847
Pathward Financial, Inc. (Banks) 969 76,909
PennyMac Financial Services, Inc.
*
(Financial Services) 759 73,957
Pinnacle Financial Partners, Inc. (Banks) 719 72,073
PNC Financial Services Group, Inc. (Banks) 426 68,454
Popular, Inc. (Banks) 836 79,770
Prosperity Bancshares, Inc. (Banks) 1,037 70,412
Provident Financial Services, Inc. (Banks) 3,005 49,192
Common Stocks (78.4%), continued
Shares Value
Radian Group, Inc. (Financial Services) 2,360 $ 75,378
Regions Financial Corp. (Banks) 3,461 70,639
Renasant Corp. (Banks) 2,165 69,432
Rocket Cos, Inc.
*(a)
(Financial Services) 5,115 66,035
Seacoast Banking Corp. of Florida (Banks) 1,940 45,997
ServisFirst Bancshares, Inc. (Banks) 893 63,599
Simmons First National Corp. - Class A (Banks) 2,911 54,319
SouthState Corp. (Banks) 807 70,031
Synovus Financial Corp. (Banks) 1,627 70,482
Texas Capital Bancshares, Inc.
*
(Banks) 1,010 68,832
The Bancorp, Inc.
*
(Banks) 1,436 69,373
The Bank of New York Mellon Corp. (Capital Markets) 902 72,530
Triumph Financial, Inc.
*
(Banks) 848 45,300
Truist Financial Corp. (Banks) 1,829 70,124
Trustmark Corp. (Banks) 1,431 48,010
U.S. Bancorp (Banks) 1,749 70,555
UMB Financial Corp. (Banks) 736 69,604
United Bankshares, Inc. (Banks) 2,130 73,038
United Community Banks, Inc. (Banks) 2,564 70,792
Valley National Bancorp (Banks) 8,387 72,128
Voya Financial, Inc. (Financial Services) 1,103 65,298
Walker & Dunlop, Inc. (Financial Services) 844 64,600
Washington Federal, Inc. (Banks) 2,532 72,238
Webster Financial Corp. (Banks) 1,467 69,389
Wells Fargo & Co. (Banks) 1,057 75,058
WesBanco, Inc. (Banks) 2,352 70,043
Western Alliance Bancorp (Banks) 962 67,061
Wintrust Financial Corp. (Banks) 664 73,817
WSFS Financial Corp. (Banks) 1,402 72,273
Zions Bancorp N.A. (Banks) 1,520 68,354
TOTAL COMMON STOCKS
  (Cost $4,371,846) 6,639,326
Repurchase Agreements
(b)(c)
(23.4%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $1,975,232 $ 1,975,000 1,975,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,975,000) 1,975,000
Collateral for Securities Loaned
(d)
(0.8%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(e)
64,369 64,369
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $64,369) 64,369
TOTAL INVESTMENT SECURITIES
  (Cost $6,411,215)— 102.6% 8,678,695
Net other assets (liabilities) — ( 2 .6 ) % (223,486)
NET ASSETS — 100.0% $ 8,455,209
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $62,717.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $861,000.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Banks UltraSector ProFund
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Banks Select Industry Index Goldman Sachs International 5/23/25 5.08% $ 3,265,658 $ 46,132
S&P Banks Select Industry Index UBS AG 5/23/25 5.13% 2,730,341 37,942
$5,995,999 $84,074
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Banks UltraSector ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Banks $ 5,549,791 65.6%
Capital Markets 142,263 1.6%
Financial Services 947,272 11.2%
Other
**
1,815,883 21 .6%
Total $ 8,455,209 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Bear ProFund
Repurchase Agreements
(a) (b)
( 104 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $45,709,368 $ 45,704,000 $ 45,704,000
TOTAL REPURCHASE AGREEMENTS
(Cost $45,704,000) 45,704,000
TOTAL INVESTMENT SECURITIES
  (Cost $45,704,000)— 104.2% $ 45,704,000
Net other assets (liabilities) — ( 4 .2 ) % (1,846,857)
NET ASSETS — 100.0% $ 43,857,143
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $4,952,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P 500 Futures Contracts 2 6/23/25 $ (558,700) $ 4,164
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 5/27/25 (4.83)% $ (39,350,978) $ (284,830)
S&P 500 UBS AG 5/27/25 (4.73)% (3,942,894) (27,834)
$(43,293,872) $(312,664)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Biotechnology UltraSector ProFund
Common Stocks ( 75 .4% )
Shares Value
89bio, Inc.
*
(Biotechnology) 16,061 $ 128,809
AbbVie, Inc. (Biotechnology) 5,964 1,163,576
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 23,454 342,428
ADMA Biologics, Inc.
*
(Biotechnology) 26,135 622,013
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 10,956 325,284
Akebia Therapeutics, Inc.
*
(Biotechnology) 24,180 58,274
Akero Therapeutics, Inc.
*
(Biotechnology) 8,669 395,393
Alkermes PLC
*
(Biotechnology) 17,609 506,611
Alnylam Pharmaceuticals, Inc.
*
(Biotechnology) 5,217 1,373,322
Altimmune, Inc.
*(a)
(Biotechnology) 16,813 88,268
Amgen, Inc. (Biotechnology) 4,048 1,177,644
Amicus Therapeutics, Inc.
*
(Biotechnology) 29,696 228,065
AnaptysBio, Inc.
*
(Biotechnology) 3,649 81,081
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 14,915 141,693
Apellis Pharmaceuticals, Inc.
*
(Biotechnology) 21,080 404,947
Apogee Therapeutics, Inc.
*
(Biotechnology) 5,032 197,506
Arbutus Biopharma Corp.
*
(Biotechnology) 9,697 34,424
Arcellx, Inc.
*
(Biotechnology) 6,847 444,713
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 5,791 74,183
Arcus Biosciences, Inc.
*
(Biotechnology) 13,145 115,019
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 18,754 279,622
Ardelyx, Inc.
*
(Biotechnology) 46,040 253,450
ArriVent Biopharma, Inc.
*
(Biotechnology) 2,037 43,307
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 22,561 313,372
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 8,811 123,090
Avidity Biosciences, Inc.
*
(Biotechnology) 16,947 553,320
Beam Therapeutics, Inc.
*
(Biotechnology) 14,028 279,578
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 29,644 262,349
Biogen, Inc.
*
(Biotechnology) 9,022 1,092,384
Biohaven, Ltd.
*
(Biotechnology) 14,006 309,813
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 15,324 975,986
Blueprint Medicines Corp.
*
(Biotechnology) 11,623 1,040,259
Bridgebio Pharma, Inc.
*
(Biotechnology) 23,653 907,329
Capricor Therapeutics, Inc.
*
(Biotechnology) 9,711 123,330
CareDx, Inc.
*
(Biotechnology) 11,624 196,213
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 12,252 297,601
Celldex Therapeutics, Inc.
*
(Biotechnology) 12,678 264,083
CG Oncology, Inc.
*
(Biotechnology) 8,358 225,165
Cogent Biosciences, Inc.
*
(Biotechnology) 19,622 102,231
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 11,951 399,044
CRISPR Therapeutics AG
*(a)
(Biotechnology) 17,089 660,832
Cullinan Therapeutics, Inc.
*
(Biotechnology) 6,429 53,232
Cytokinetics, Inc.
*
(Biotechnology) 17,259 739,376
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 13,944 108,484
Denali Therapeutics, Inc.
*
(Biotechnology) 15,112 251,615
Dianthus Therapeutics, Inc.
*
(Biotechnology) 2,794 61,049
Disc Medicine, Inc.
*
(Biotechnology) 3,983 196,840
Dynavax Technologies Corp.
*
(Biotechnology) 19,235 226,011
Dyne Therapeutics, Inc.
*
(Biotechnology) 17,243 203,295
Emergent BioSolutions, Inc.
*
(Biotechnology) 13,001 69,425
Exact Sciences Corp.
*
(Biotechnology) 27,289 1,245,469
Exelixis, Inc.
*
(Biotechnology) 26,936 1,054,544
Geron Corp.
*
(Biotechnology) 103,167 145,465
Gilead Sciences, Inc. (Biotechnology) 11,096 1,182,168
GRAIL, Inc.
*(a)
(Biotechnology) 7,123 245,708
Halozyme Therapeutics, Inc.
*
(Biotechnology) 13,002 798,583
Humacyte, Inc.
*(a)
(Biotechnology) 21,648 31,390
Ideaya Biosciences, Inc.
*
(Biotechnology) 14,205 285,947
ImmunityBio, Inc.
*(a)
(Biotechnology) 37,979 95,327
Immunome, Inc.
*
(Biotechnology) 11,992 105,410
Immunovant, Inc.
*
(Biotechnology) 16,247 262,389
Incyte Corp.
*
(Biotechnology) 18,675 1,170,176
Insmed, Inc.
*
(Biotechnology) 17,083 1,229,976
Intellia Therapeutics, Inc.
*
(Biotechnology) 21,075 186,935
Ionis Pharmaceuticals, Inc.
*
(Biotechnology) 20,625 633,394
Iovance Biotheraputics, Inc.
*
(Biotechnology) 49,328 177,088
Janux Therapeutics, Inc.
*
(Biotechnology) 6,586 218,655
Common Stocks (75.4%), continued
Shares Value
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 3,074 $ 42,329
Keros Therapeutics, Inc.
*
(Biotechnology) 6,475 93,499
Krystal Biotech, Inc.
*
(Biotechnology) 2,827 480,251
Kura Oncology, Inc.
*
(Biotechnology) 15,341 100,637
Kymera Therapeutics, Inc.
*
(Biotechnology) 6,902 236,532
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 3,499 1,168,351
Mannkind Corp.
*
(Biotechnology) 30,888 155,676
MiMedx Group, Inc.
*
(Biotechnology) 7,672 52,783
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 6,068 263,655
Moderna, Inc.
*
(Biotechnology) 36,141 1,031,464
Myriad Genetics, Inc.
*
(Biotechnology) 17,179 127,296
Natera, Inc.
*
(Biotechnology) 8,753 1,321,089
Neurocrine Biosciences, Inc.
*
(Biotechnology) 11,597 1,248,880
Novavax, Inc.
*
(Biotechnology) 32,475 216,608
Nurix Therapeutics, Inc.
*
(Biotechnology) 12,882 148,529
Nuvalent, Inc.
*
- Class A (Biotechnology) 5,991 459,809
Organogenesis Holdings, Inc.
*
(Biotechnology) 3,744 18,383
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 9,060 51,733
Praxis Precision Medicines, Inc.
*
(Biotechnology) 3,422 128,804
Protagonist Therapeutics, Inc.
*
(Biotechnology) 5,179 237,302
Prothena Corp. PLC
*
(Biotechnology) 5,146 47,343
PTC Therapeutics, Inc.
*
(Biotechnology) 6,678 332,832
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 70,028 391,457
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 1,834 1,098,126
Relay Therapeutics, Inc.
*
(Biotechnology) 23,997 79,910
Replimune Group, Inc.
*
(Biotechnology) 9,199 89,966
REVOLUTION Medicines, Inc.
*
(Biotechnology) 19,124 772,227
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 6,756 440,424
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 2,504 48,978
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 18,241 139,179
Roivant Sciences, Ltd.
*
(Biotechnology) 58,012 674,099
Sana Biotechnology, Inc.
*(a)
(Biotechnology) 22,835 43,387
Sarepta Therapeutics, Inc.
*
(Biotechnology) 11,406 711,734
Scholar Rock Holding Corp.
*
(Biotechnology) 13,068 430,068
Soleno Therapeutics, Inc.
*
(Biotechnology) 5,424 406,041
SpringWorks Therapeutics, Inc.
*
(Biotechnology) 12,981 601,020
Spyre Therapeutics, Inc.
*
(Biotechnology) 8,229 125,328
Stoke Therapeutics, Inc.
*
(Biotechnology) 7,221 70,477
Summit Therapeutics, Inc.
*(a)
(Biotechnology) 26,874 648,201
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 20,074 284,047
TG Therapeutics, Inc.
*
(Biotechnology) 21,282 968,544
Travere Therapeutics, Inc.
*
(Biotechnology) 16,971 353,167
Twist Bioscience Corp.
*
(Biotechnology) 11,645 446,236
Ultragenyx Pharmaceutical, Inc.
*
(Biotechnology) 10,393 405,119
uniQure N.V.
*
(Biotechnology) 9,665 142,655
United Therapeutics Corp.
*
(Biotechnology) 4,119 1,248,427
Vaxcyte, Inc.
*
(Biotechnology) 15,425 552,832
Vera Therapeutics, Inc.
*
(Biotechnology) 9,932 232,111
Veracyte, Inc.
*
(Biotechnology) 12,986 396,073
Vericel Corp.
*
(Biotechnology) 5,582 212,228
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 2,553 1,300,753
Verve Therapeutics, Inc.
*
(Biotechnology) 13,175 74,702
Viking Therapeutics, Inc.
*
(Biotechnology) 21,513 621,080
Vir Biotechnology, Inc.
*
(Biotechnology) 20,026 122,559
Viridian Therapeutics, Inc.
*
(Biotechnology) 12,385 167,817
Xencor, Inc.
*
(Biotechnology) 10,151 111,864
TOTAL COMMON STOCKS
  (Cost $45,618,535) 49,958,183

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Biotechnology UltraSector ProFund
Repurchase Agreements
(b) (c)
( 21 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $14,037,648 $ 14,036,000 $ 14,036,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,036,000) 14,036,000
Collateral for Securities Loaned
(d)
( 3 .2% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(e)
2,151,320 2,151,320
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $2,151,320) 2,151,320
TOTAL INVESTMENT SECURITIES
  (Cost $61,805,855)— 99.8% $ 66,145,503
Net other assets (liabilities) — 0 .2% 101,076
NET ASSETS — 100.0% $ 66,246,579
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $2,096,066.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $8,355,000.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Biotechnology Select
Industry Index Goldman Sachs International 5/23/25 5.08% $ 22,686,643 $ 1,132,944
S&P Biotechnology Select
Industry Index UBS AG 5/23/25 5.13% 26,483,922 1,192,452
$49,170,565 $2,325,396
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Biotechnology UltraSector ProFund invested in the following industries as of
April 30, 2025:
Value
% of Net
Assets
Biotechnology $ 49,958,183 75.4%
Other
**
16,288,396 24 .6%
Total $ 66,246,579 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Bull ProFund
Common Stocks ( 82.1% )
Shares Value
3M Co. (Industrial Conglomerates) 421 $ 58,481
A.O. Smith Corp. (Building Products) 92 6,243
Abbott Laboratories (Health Care Equipment &
Supplies) 1,346 175,989
AbbVie, Inc. (Biotechnology) 1,371 267,482
Accenture PLC - Class A (IT Services) 486 145,387
Adobe, Inc.
*
(Software) 338 126,743
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,259 122,564
Aflac, Inc. (Insurance) 385 41,842
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 221 23,780
Air Products & Chemicals, Inc. (Chemicals) 173 46,899
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 336 40,965
Akamai Technologies, Inc.
*
(IT Services) 117 9,428
Albemarle Corp. (Chemicals) 92 5,387
Alexandria Real Estate Equities, Inc. (Office REITs) 119 8,647
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 55 9,532
Allegion PLC (Building Products) 68 9,466
Alliant Energy Corp. (Electric Utilities) 199 12,147
Allstate Corp. (Insurance) 206 40,868
Alphabet, Inc. - Class A (Interactive Media & Services) 4,528 719,046
Alphabet, Inc. - Class C (Interactive Media & Services) 3,668 590,145
Altria Group, Inc. (Tobacco) 1,317 77,901
Amazon.com, Inc.
*
(Broadline Retail) 7,324 1,350,692
Amcor PLC (Containers & Packaging) 1,752 16,118
Ameren Corp. (Multi-Utilities) 209 20,741
American Electric Power Co., Inc. (Electric Utilities) 414 44,853
American Express Co. (Consumer Finance) 431 114,822
American International Group, Inc. (Insurance) 460 37,499
American Tower Corp. (Specialized REITs) 363 81,825
American Water Works Co., Inc. (Water Utilities) 152 22,346
Ameriprise Financial, Inc. (Capital Markets) 74 34,855
AMETEK, Inc. (Electrical Equipment) 180 30,524
Amgen, Inc. (Biotechnology) 418 121,605
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 940 72,333
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 385 75,044
ANSYS, Inc.
*
(Software) 68 21,888
Aon PLC - Class A (Insurance) 168 59,605
APA Corp. (Oil, Gas & Consumable Fuels) 287 4,460
Apollo Global Management, Inc. (Financial Services) 347 47,359
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 11,658 2,477,325
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 632 95,249
Aptiv PLC
*
(Automobile Components) 178 10,157
Arch Capital Group, Ltd.
*
(Insurance) 291 26,388
Archer-Daniels-Midland Co. (Food Products) 372 17,763
Arista Networks, Inc.
*
(Communications Equipment) 803 66,063
Arthur J. Gallagher & Co. (Insurance) 197 63,176
Assurant, Inc. (Insurance) 39 7,517
AT&T, Inc. (Diversified Telecommunication Services) 5,574 154,400
Atmos Energy Corp. (Gas Utilities) 123 19,757
Autodesk, Inc.
*
(Software) 167 45,800
Automatic Data Processing, Inc. (Professional Services) 316 94,991
AutoZone, Inc.
*
(Specialty Retail) 13 48,914
AvalonBay Communities, Inc. (Residential REITs) 110 23,098
Avery Dennison Corp. (Containers & Packaging) 62 10,609
Axon Enterprise, Inc.
*
(Aerospace & Defense) 57 34,958
Baker Hughes Co. (Energy Equipment & Services) 768 27,187
Ball Corp. (Containers & Packaging) 232 12,050
Bank of America Corp. (Banks) 5,138 204,903
Baxter International, Inc. (Health Care Equipment &
Supplies) 397 12,374
Common Stocks (82.1%), continued
Shares Value
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 223 $ 46,181
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,423 758,814
Best Buy Co., Inc. (Specialty Retail) 152 10,137
Biogen, Inc.
*
(Biotechnology) 113 13,682
Bio-Techne Corp. (Life Sciences Tools & Services) 122 6,143
BlackRock, Inc. (Capital Markets) 113 103,311
Blackstone, Inc. (Capital Markets) 568 74,811
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 26 132,581
Boston Properties, Inc. (Office REITs) 114 7,265
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 1,144 117,683
Bristol-Myers Squibb Co. (Pharmaceuticals) 1,575 79,065
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 3,635 699,628
Broadridge Financial Solutions, Inc. (Professional
Services) 91 22,058
Brown & Brown, Inc. (Insurance) 184 20,350
Brown-Forman Corp. - Class B (Beverages) 141 4,912
Builders FirstSource, Inc.
*
(Building Products) 89 10,647
Bunge Global SA (Food Products) 104 8,187
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 93 8,297
Cadence Design Systems, Inc.
*
(Software) 213 63,419
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 166 4,492
Camden Property Trust (Residential REITs) 83 9,445
Campbell Soup Co. (Food Products) 153 5,578
Capital One Financial Corp. (Consumer Finance) 297 53,537
Cardinal Health, Inc. (Health Care Providers & Services) 188 26,563
CarMax, Inc.
*
(Specialty Retail) 119 7,696
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 814 14,929
Carrier Global Corp. (Building Products) 627 39,213
Caterpillar, Inc. (Machinery) 371 114,740
Cboe Global Markets, Inc. (Capital Markets) 82 18,188
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 230 28,101
CDW Corp. (Electronic Equipment, Instruments &
Components) 104 16,698
Cencora, Inc. (Health Care Providers & Services) 134 39,218
Centene Corp.
*
(Health Care Providers & Services) 385 23,042
CenterPoint Energy, Inc. (Multi-Utilities) 507 19,661
CF Industries Holdings, Inc. (Chemicals) 135 10,580
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 39 4,626
Charter Communications, Inc.
*
- Class A (Media) 74 28,997
Chevron Corp. (Oil, Gas & Consumable Fuels) 1,297 176,470
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 1,053 53,198
Chubb, Ltd. (Insurance) 289 82,677
Church & Dwight Co., Inc. (Household Products) 191 18,974
Cincinnati Financial Corp. (Insurance) 121 16,844
Cintas Corp. (Commercial Services & Supplies) 266 56,307
Cisco Systems, Inc. (Communications Equipment) 3,092 178,501
Citigroup, Inc. (Banks) 1,456 99,561
Citizens Financial Group, Inc. (Banks) 339 12,506
CME Group, Inc. (Capital Markets) 279 77,305
CMS Energy Corp. (Multi-Utilities) 231 17,013
Cognizant Technology Solutions Corp. - Class A (IT
Services) 384 28,251
Colgate-Palmolive Co. (Household Products) 630 58,080
Comcast Corp. - Class A (Media) 2,929 100,171
Conagra Brands, Inc. (Food Products) 371 9,167
ConocoPhillips (Oil, Gas & Consumable Fuels) 990 88,229
Consolidated Edison, Inc. (Multi-Utilities) 269 30,330
Constellation Brands, Inc. - Class A (Beverages) 120 22,505
Constellation Energy Corp. (Electric Utilities) 242 54,072
Copart, Inc.
*
(Commercial Services & Supplies) 681 41,561

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Bull ProFund
Common Stocks (82.1%), continued
Shares Value
Corning, Inc. (Electronic Equipment, Instruments &
Components) 598 $ 26,539
Corpay, Inc.
*
(Software) 53 17,245
Corteva, Inc. (Chemicals) 532 32,979
CoStar Group, Inc.
*
(Real Estate Management &
Development) 327 24,254
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 345 343,102
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 571 14,024
Crowdstrike Holdings, Inc.
*
- Class A (Software) 191 81,914
Crown Castle International Corp. (Specialized REITs) 337 35,641
CSX Corp. (Ground Transportation) 1,497 42,021
Cummins, Inc. (Machinery) 107 31,441
CVS Health Corp. (Health Care Providers & Services) 980 65,376
D.R. Horton, Inc. (Household Durables) 220 27,794
Danaher Corp. (Life Sciences Tools & Services) 497 99,067
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 91 18,258
DaVita, Inc.
*
(Health Care Providers & Services) 34 4,813
Dayforce, Inc.
*
(Professional Services) 123 7,118
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 118 13,078
Deere & Co. (Machinery) 196 90,858
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 242 22,206
Delta Air Lines, Inc. (Passenger Airlines) 498 20,731
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 510 15,509
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 303 21,628
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 145 19,141
Digital Realty Trust, Inc. (Specialized REITs) 245 39,332
Discover Financial Services (Consumer Finance) 195 35,621
Dollar General Corp. (Consumer Staples Distribution &
Retail) 171 16,021
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 157 12,838
Dominion Energy, Inc. (Multi-Utilities) 652 35,456
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 27 13,240
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 264 50,923
Dover Corp. (Machinery) 107 18,260
Dow, Inc. (Chemicals) 546 16,702
DTE Energy Co. (Multi-Utilities) 161 22,057
Duke Energy Corp. (Electric Utilities) 602 73,456
DuPont de Nemours, Inc. (Chemicals) 325 21,447
Eastman Chemical Co. (Chemicals) 89 6,853
Eaton Corp. PLC (Electrical Equipment) 308 90,667
eBay, Inc. (Broadline Retail) 372 25,356
Ecolab, Inc. (Chemicals) 196 49,280
Edison International (Electric Utilities) 300 16,053
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 458 34,574
Electronic Arts, Inc. (Entertainment) 184 26,697
Elevance Health, Inc. (Health Care Providers &
Services) 180 75,704
Eli Lilly & Co. (Pharmaceuticals) 612 550,157
Emerson Electric Co. (Electrical Equipment) 437 45,933
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 104 4,637
Entergy Corp. (Electric Utilities) 333 27,696
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 436 48,104
EPAM Systems, Inc.
*
(IT Services) 44 6,904
EQT Corp. (Oil, Gas & Consumable Fuels) 464 22,940
Equifax, Inc. (Professional Services) 96 24,972
Equinix, Inc. (Specialized REITs) 75 64,556
Equity Residential (Residential REITs) 265 18,619
Common Stocks (82.1%), continued
Shares Value
Erie Indemnity Co. - Class A (Insurance) 19 $ 6,814
Essex Property Trust, Inc. (Residential REITs) 50 13,958
Everest Group, Ltd. (Insurance) 34 12,200
Evergy, Inc. (Electric Utilities) 179 12,369
Eversource Energy (Electric Utilities) 285 16,952
Exelon Corp. (Electric Utilities) 780 36,582
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 163 16,936
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 95 14,908
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 108 11,870
Extra Space Storage, Inc. (Specialized REITs) 165 24,176
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 3,377 356,713
F5, Inc.
*
(Communications Equipment) 45 11,913
FactSet Research Systems, Inc. (Capital Markets) 29 12,534
Fair Isaac Corp.
*
(Software) 19 37,804
Fastenal Co. (Trading Companies & Distributors) 445 36,031
Federal Realty Investment Trust (Retail REITs) 60 5,641
FedEx Corp. (Air Freight & Logistics) 172 36,177
Fidelity National Information Services, Inc. (Financial
Services) 411 32,420
Fifth Third Bancorp (Banks) 520 18,689
First Horizon Corp. (Banks) —
(a)
7
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 84 10,569
FirstEnergy Corp. (Electric Utilities) 399 17,109
Fiserv, Inc.
*
(Financial Services) 442 81,580
Ford Motor Co. (Automobiles) 3,022 30,250
Fortinet, Inc.
*
(Software) 494 51,257
Fortive Corp. (Machinery) 264 18,398
Fox Corp. - Class A (Media) 169 8,415
Fox Corp. - Class B (Media) 103 4,763
Franklin Resources, Inc. (Capital Markets) 241 4,521
Freeport-McMoRan, Inc. (Metals & Mining) 1,115 40,173
Garmin, Ltd. (Household Durables) 119 22,238
Gartner, Inc.
*
(IT Services) 60 25,265
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 355 24,967
GE Vernova, Inc. (Electrical Equipment) 214 79,355
Gen Digital, Inc. (Software) 422 10,917
Generac Holdings, Inc.
*
(Electrical Equipment) 47 5,376
General Dynamics Corp. (Aerospace & Defense) 196 53,336
General Electric Co. (Industrial Conglomerates) 833 167,882
General Mills, Inc. (Food Products) 429 24,341
General Motors Co. (Automobiles) 773 34,971
Genuine Parts Co. (Distributors) 108 12,696
Gilead Sciences, Inc. (Biotechnology) 967 103,024
Global Payments, Inc. (Financial Services) 192 14,652
Globe Life, Inc. (Insurance) 65 8,017
GoDaddy, Inc.
*
- Class A (IT Services) 109 20,528
Halliburton Co. (Energy Equipment & Services) 673 13,339
Hasbro, Inc. (Leisure Products) 103 6,376
HCA Healthcare, Inc. (Health Care Providers &
Services) 140 48,311
Healthpeak Properties, Inc. (Health Care REITs) 543 9,687
Henry Schein, Inc.
*
(Health Care Providers & Services) 96 6,237
Hess Corp. (Oil, Gas & Consumable Fuels) 215 27,746
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 1,020 16,544
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 187 42,165
Hologic, Inc.
*
(Health Care Equipment & Supplies) 174 10,127
Honeywell International, Inc. (Industrial Conglomerates) 505 106,303
Hormel Foods Corp. (Food Products) 226 6,757
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 543 7,667
Howmet Aerospace, Inc. (Aerospace & Defense) 314 43,514

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Bull ProFund
Common Stocks (82.1%), continued
Shares Value
HP, Inc. (Technology Hardware, Storage & Peripherals) 727 $ 18,589
Hubbell, Inc. (Electrical Equipment) 41 14,890
Humana, Inc. (Health Care Providers & Services) 94 24,651
Huntington Bancshares, Inc. (Banks) 1,128 16,390
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 31 7,141
IDEX Corp. (Machinery) 59 10,264
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 63 27,257
Illinois Tool Works, Inc. (Machinery) 207 49,661
Incyte Corp.
*
(Biotechnology) 124 7,770
Ingersoll Rand, Inc. (Machinery) 313 23,610
Insulet Corp.
*
(Health Care Equipment & Supplies) 55 13,876
Intel Corp. (Semiconductors & Semiconductor
Equipment) 3,362 67,576
Intercontinental Exchange, Inc. (Capital Markets) 446 74,915
International Business Machines Corp. (IT Services) 718 173,626
International Flavors & Fragrances, Inc. (Chemicals) 199 15,614
International Paper Co. (Containers & Packaging) 409 18,683
Intuit, Inc. (Software) 218 136,788
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 277 142,877
Invesco, Ltd. (Capital Markets) 348 4,848
Invitation Homes, Inc. (Residential REITs) 442 15,112
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 130 20,159
Iron Mountain, Inc. (Specialized REITs) 228 20,445
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 62 8,096
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 85 12,458
Jack Henry & Associates, Inc. (Financial Services) 57 9,886
Jacobs Solutions, Inc. (Professional Services) 95 11,761
Johnson & Johnson (Pharmaceuticals) 1,870 292,300
Johnson Controls International PLC (Building Products) 512 42,956
JPMorgan Chase & Co. (Banks) 2,172 531,314
Juniper Networks, Inc. (Communications Equipment) 258 9,371
Kellanova (Food Products) 208 17,216
Kenvue, Inc. (Personal Care Products) 1,488 35,117
Keurig Dr Pepper, Inc. (Beverages) 928 32,100
KeyCorp (Banks) 773 11,471
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 134 19,484
Kimberly-Clark Corp. (Household Products) 257 33,867
Kimco Realty Corp. (Retail REITs) 528 10,549
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 1,502 39,503
KKR & Co., Inc. (Capital Markets) 524 59,877
KLA Corp. (Semiconductors & Semiconductor
Equipment) 104 73,080
L3Harris Technologies, Inc. (Aerospace & Defense) 146 32,123
Labcorp Holdings, Inc. (Health Care Providers &
Services) 64 15,425
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 996 71,384
Lamb Weston Holdings, Inc. (Food Products) 110 5,809
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 267 9,791
Leidos Holdings, Inc. (Professional Services) 101 14,865
Lennar Corp. - Class A (Household Durables) 181 19,658
Lennox International, Inc. (Building Products) 25 13,669
Linde PLC (Chemicals) 370 167,694
Live Nation Entertainment, Inc.
*
(Entertainment) 121 16,026
LKQ Corp. (Distributors) 202 7,718
Lockheed Martin Corp. (Aerospace & Defense) 163 77,873
Loews Corp. (Insurance) 137 11,896
Lowe's Cos., Inc. (Specialty Retail) 438 97,919
Common Stocks (82.1%), continued
Shares Value
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 87 $ 23,557
LyondellbBasell Industries N.V. - Class A (Chemicals) 201 11,700
M&T Bank Corp. (Banks) 129 21,899
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 245 33,665
MarketAxess Holdings, Inc. (Capital Markets) 28 6,205
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 179 42,612
Marsh & McLennan Cos., Inc. (Insurance) 382 86,130
Martin Marietta Materials, Inc. (Construction Materials) 48 25,151
Masco Corp. (Building Products) 165 10,001
MasterCard, Inc. - Class A (Financial Services) 633 346,921
Match Group, Inc. (Interactive Media & Services) 195 5,784
McCormick & Co., Inc. (Food Products) 196 15,025
McDonald's Corp. (Hotels, Restaurants & Leisure) 556 177,726
McKesson Corp. (Health Care Providers & Services) 97 69,141
Medtronic PLC (Health Care Equipment & Supplies) 996 84,421
Merck & Co., Inc. (Pharmaceuticals) 1,964 167,333
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 1,699 932,751
MetLife, Inc. (Insurance) 449 33,841
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 16 17,129
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 174 5,474
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 417 19,215
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 865 66,562
Microsoft Corp. (Software) 5,772 2,281,440
Mid-America Apartment Communities, Inc. (Residential
REITs) 91 14,528
Moderna, Inc.
*
(Biotechnology) 263 7,506
Mohawk Industries, Inc.
*
(Household Durables) 40 4,254
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 43 14,061
Molson Coors Beverage Co. - Class B (Beverages) 133 7,651
Mondelez International, Inc. - Class A (Food Products) 1,005 68,472
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 37 21,945
Monster Beverage Corp.
*
(Beverages) 544 32,705
Moody's Corp. (Capital Markets) 120 54,374
Morgan Stanley (Capital Markets) 960 110,804
Motorola Solutions, Inc. (Communications Equipment) 130 57,251
MSCI, Inc. (Capital Markets) 61 33,252
Nasdaq, Inc. (Capital Markets) 321 24,463
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 158 14,181
Netflix, Inc.
*
(Entertainment) 332 375,731
Newmont Corp. (Metals & Mining) 884 46,570
News Corp. - Class A (Media) 293 7,946
News Corp. - Class B (Media) 87 2,734
NextEra Energy, Inc. (Electric Utilities) 1,597 106,807
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 916 51,662
NiSource, Inc. (Multi-Utilities) 365 14,275
Nordson Corp. (Machinery) 41 7,772
Norfolk Southern Corp. (Ground Transportation) 176 39,433
Northern Trust Corp. (Capital Markets) 152 14,285
Northrop Grumman Corp. (Aerospace & Defense) 106 51,569
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 341 5,466
NRG Energy, Inc. (Electric Utilities) 157 17,204
Nucor Corp. (Metals & Mining) 182 21,725

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Bull ProFund
Common Stocks (82.1%), continued
Shares Value
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 18,994 $ 2,068,826
NVR, Inc.
*
(Household Durables) 2 14,252
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 197 36,309
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 524 20,651
Old Dominion Freight Line, Inc. (Ground
Transportation) 146 22,379
Omnicom Group, Inc. (Media) 152 11,576
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 327 12,982
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 482 39,601
Oracle Corp. (Software) 1,260 177,307
O'Reilly Automotive, Inc.
*
(Specialty Retail) 45 63,684
Otis Worldwide Corp. (Machinery) 309 29,747
PACCAR, Inc. (Machinery) 408 36,806
Packaging Corp. of America (Containers & Packaging) 70 12,993
Palantir Technologies, Inc.
*
(Software) 1,589 188,201
Palo Alto Networks, Inc.
*
(Software) 514 96,082
Paramount Global
(b)
- Class B (Media) 462 5,424
Parker-Hannifin Corp. (Machinery) 100 60,506
Paychex, Inc. (Professional Services) 249 36,633
Paycom Software, Inc. (Professional Services) 37 8,376
PayPal Holdings, Inc.
*
(Financial Services) 769 50,631
Pentair PLC (Machinery) 129 11,704
PepsiCo, Inc. (Beverages) 1,065 144,393
Pfizer, Inc. (Pharmaceuticals) 4,398 107,355
PG&E Corp. (Electric Utilities) 1,703 28,134
Philip Morris International, Inc. (Tobacco) 1,206 206,660
Phillips 66 (Oil, Gas & Consumable Fuels) 321 33,403
Pinnacle West Capital Corp. (Electric Utilities) 88 8,376
PNC Financial Services Group, Inc. (Banks) 308 49,493
Pool Corp. (Distributors) 29 8,501
PPG Industries, Inc. (Chemicals) 180 19,595
PPL Corp. (Electric Utilities) 574 20,951
Principal Financial Group, Inc. (Insurance) 163 12,086
Prologis, Inc. (Industrial REITs) 720 73,584
Prudential Financial, Inc. (Insurance) 275 28,245
PTC, Inc.
*
(Software) 94 14,567
Public Service Enterprise Group, Inc. (Multi-Utilities) 387 30,933
Public Storage (Specialized REITs) 122 36,652
PulteGroup, Inc. (Household Durables) 157 16,105
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 858 127,379
Quanta Services, Inc. (Construction & Engineering) 115 33,659
Quest Diagnostics, Inc. (Health Care Providers &
Services) 86 15,327
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 31 6,973
Raymond James Financial, Inc. (Capital Markets) 143 19,597
Raytheon Technologies Corp. (Aerospace & Defense) 1,034 130,418
Realty Income Corp. (Retail REITs) 680 39,345
Regency Centers Corp. (Retail REITs) 127 9,167
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 82 49,098
Regions Financial Corp. (Banks) 706 14,409
Republic Services, Inc. (Commercial Services &
Supplies) 158 39,619
ResMed, Inc. (Health Care Equipment & Supplies) 115 27,208
Revvity, Inc. (Life Sciences Tools & Services) 95 8,876
Rockwell Automation, Inc. (Electrical Equipment) 87 21,548
Rollins, Inc. (Commercial Services & Supplies) 218 12,454
Roper Technologies, Inc. (Software) 84 47,047
Ross Stores, Inc. (Specialty Retail) 256 35,584
Royal Caribbean Cruises, Ltd.
*
(Hotels, Restaurants &
Leisure) 192 41,263
Common Stocks (82.1%), continued
Shares Value
S&P Global, Inc. (Capital Markets) 244 $ 122,013
Salesforce, Inc. (Software) 743 199,652
SBA Communications Corp. - Class A (Specialized
REITs) 84 20,446
Schlumberger N.V. (Energy Equipment & Services) 1,088 36,176
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 164 14,929
Sempra (Multi-Utilities) 492 36,542
ServiceNow, Inc.
*
(Software) 160 152,802
Simon Property Group, Inc. (Retail REITs) 239 37,614
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 126 8,099
Smurfit WestRock PLC (Containers & Packaging) 384 16,136
Snap-on, Inc. (Machinery) 40 12,552
Solventum Corp.
*
(Health Care Equipment & Supplies) 107 7,075
Southwest Airlines Co. (Passenger Airlines) 460 12,862
Stanley Black & Decker, Inc. (Machinery) 119 7,142
Starbucks Corp. (Hotels, Restaurants & Leisure) 881 70,524
State Street Corp. (Capital Markets) 224 19,734
Steel Dynamics, Inc. (Metals & Mining) 110 14,268
STERIS PLC (Health Care Equipment & Supplies) 76 17,080
Stryker Corp. (Health Care Equipment & Supplies) 266 99,463
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 391 12,457
Synchrony Financial (Consumer Finance) 302 15,689
Synopsys, Inc.
*
(Software) 120 55,081
Sysco Corp. (Consumer Staples Distribution & Retail) 380 27,132
T. Rowe Price Group, Inc. (Capital Markets) 173 15,319
Take-Two Interactive Software, Inc.
*
(Entertainment) 128 29,865
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 161 11,375
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 169 28,882
Target Corp. (Consumer Staples Distribution & Retail) 356 34,425
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 231 33,814
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 36 16,777
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 127 9,425
Tesla, Inc.
*
(Automobiles) 2,172 612,851
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 707 113,155
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 15 19,333
Textron, Inc. (Aerospace & Defense) 142 9,993
The AES Corp. (Independent Power/Renewable
Electricity Producers) 552 5,520
The Bank of New York Mellon Corp. (Capital Markets) 557 44,788
The Boeing Co.
*
(Aerospace & Defense) 582 106,646
The Charles Schwab Corp. (Capital Markets) 1,323 107,692
The Cigna Group (Health Care Providers & Services) 213 72,429
The Clorox Co. (Household Products) 95 13,519
The Coca-Cola Co. (Beverages) 3,006 218,086
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 155 12,659
The Estee Lauder Cos., Inc. (Personal Care Products) 182 10,913
The Goldman Sachs Group, Inc. (Capital Markets) 242 132,508
The Hartford Financial Services Group, Inc. (Insurance) 224 27,478
The Hershey Co. (Food Products) 115 19,227
The Home Depot, Inc. (Specialty Retail) 771 277,937
The Interpublic Group of Cos., Inc. (Media) 289 7,260
The J.M. Smucker Co. (Food Products) 83 9,650
The Kraft Heinz Co. (Food Products) 677 19,701
The Kroger Co. (Consumer Staples Distribution &
Retail) 517 37,333
The Mosaic Co. (Chemicals) 246 7,478

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Bull ProFund
Common Stocks (82.1%), continued
Shares Value
The Procter & Gamble Co. (Household Products) 1,820 $ 295,877
The Progressive Corp. (Insurance) 455 128,192
The Sherwin-Williams Co. (Chemicals) 180 63,525
The Southern Co. (Electric Utilities) 851 78,198
The TJX Cos., Inc. (Specialty Retail) 873 112,338
The Travelers Cos., Inc. (Insurance) 176 46,487
The Walt Disney Co. (Entertainment) 1,404 127,694
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 946 55,407
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 298 127,841
TKO Group Holdings, Inc.
*
(Entertainment) 51 8,308
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 373 92,112
Tractor Supply Co. (Specialty Retail) 415 21,007
Trane Technologies PLC (Building Products) 173 66,312
TransDigm Group, Inc. (Aerospace & Defense) 44 62,175
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 191 11,869
Truist Financial Corp. (Banks) 1,023 39,222
Tyler Technologies, Inc.
*
(Software) 33 17,929
Tyson Foods, Inc. - Class A (Food Products) 223 13,657
U.S. Bancorp (Banks) 1,211 48,852
Uber Technologies, Inc.
*
(Ground Transportation) 1,622 131,397
UDR, Inc. (Residential REITs) 234 9,800
Ulta Beauty, Inc.
*
(Specialty Retail) 36 14,243
Union Pacific Corp. (Ground Transportation) 469 101,145
United Airlines Holdings, Inc.
*
(Passenger Airlines) 255 17,549
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 567 54,036
United Rentals, Inc. (Trading Companies & Distributors) 50 31,573
UnitedHealth Group, Inc. (Health Care Providers &
Services) 714 293,767
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 46 8,145
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 245 28,442
Ventas, Inc. (Health Care REITs) 339 23,757
Veralto Corp. (Commercial Services & Supplies) 192 18,413
VeriSign, Inc.
*
(IT Services) 63 17,774
Verisk Analytics, Inc. (Professional Services) 109 32,311
Verizon Communications, Inc. (Diversified
Telecommunication Services) 3,268 143,988
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 200 101,900
Viatris, Inc. (Pharmaceuticals) 926 7,797
VICI Properties, Inc. (Specialized REITs) 819 26,224
Visa, Inc. - Class A (Financial Services) 1,338 462,278
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 264 34,222
Vulcan Materials Co. (Construction Materials) 103 27,020
W.R. Berkley Corp. (Insurance) 233 16,704
W.W. Grainger, Inc. (Trading Companies & Distributors) 35 35,851
Wabtec Corp. (Machinery) 132 24,386
Walgreens Boots Alliance, Inc. (Consumer Staples
Distribution & Retail) 556 6,099
Walmart, Inc. (Consumer Staples Distribution & Retail) 3,366 327,343
Warner Bros. Discovery, Inc.
*
(Entertainment) 1,734 15,034
Waste Management, Inc. (Commercial Services &
Supplies) 284 66,274
Waters Corp.
*
(Life Sciences Tools & Services) 46 15,996
WEC Energy Group, Inc. (Multi-Utilities) 247 27,051
Wells Fargo & Co. (Banks) 2,552 181,218
Welltower, Inc. (Health Care REITs) 473 72,175
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 57 12,044
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 271 11,886
Common Stocks (82.1%), continued
Shares Value
Weyerhaeuser Co. (Specialized REITs) 564 $ 14,613
Williams-Sonoma, Inc. (Specialty Retail) 95 14,675
Willis Towers Watson PLC (Insurance) 77 23,701
Workday, Inc.
*
- Class A (Software) 166 40,670
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 70 5,622
Xcel Energy, Inc. (Electric Utilities) 446 31,532
Xylem, Inc. (Machinery) 189 22,788
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 217 32,645
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 39 9,762
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 154 15,870
Zoetis, Inc. (Pharmaceuticals) 348 54,427
TOTAL COMMON STOCKS
  (Cost $12,578,167) 36,640,882
Repurchase Agreements
(c)(d)
( 17.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $7,786,914 $ 7,786,000 7,786,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,786,000) 7,786,000
Collateral for Securities Loaned
(e) NM
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(f)
4,776 4,776
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $4,776) 4,776
TOTAL INVESTMENT SECURITIES
  (Cost $20,368,943)— 99.6% 44,431,658
Net other assets (liabilities) —  0.4% 177,285
NET ASSETS — 100.0% $ 44,608,943
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $4,673.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $850,000.
(e)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Bull ProFund
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P 500 Futures Contracts 4 6/23/25 $ 1,117,400 $ 30,329
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 5/27/25 5.08% $ 4,519,292 $ 55,499
S&P 500 UBS AG 5/27/25 5.13% 2,416,972 17,009
$6,936,264 $72,508
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Bull ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 609,745 1.4%
Air Freight & Logistics 110,380 0.3%
Automobile Components 10,157
NM
Automobiles 678,072 1.5%
Banks 1,249,934 2.8%
Beverages 462,352 1.0%
Biotechnology 672,067 1.5%
Broadline Retail 1,376,048 3.1%
Building Products 198,507 0.4%
Capital Markets 1,170,199 2.6%
Chemicals 475,733 1.0%
Commercial Services & Supplies 234,628 0.5%
Communications Equipment 323,099 0.7%
Construction & Engineering 33,659 0.1%
Construction Materials 52,171 0.1%
Consumer Finance 219,669 0.5%
Consumer Staples Distribution & Retail 804,294 1.8%
Containers & Packaging 86,589 0.2%
Distributors 28,915 0.1%
Diversified Telecommunication Services 298,388 0.7%
Electric Utilities 602,491 1.4%
Electrical Equipment 288,293 0.6%
Electronic Equipment, Instruments & Components 219,734 0.5%
Energy Equipment & Services 76,702 0.2%
Entertainment 599,355 1.4%
Financial Services 1,804,542 4.1%
Food Products 240,550 0.6%
Gas Utilities 19,757
NM
Ground Transportation 344,471 0.8%
Health Care Equipment & Supplies 900,841 2.0%
Health Care Providers & Services 802,210 1.8%
Value
% of Net
Assets
Health Care REITs $ 105,619 0.3%
Hotel & Resort REITs 7,667
NM
Hotels, Restaurants & Leisure 776,782 1.8%
Household Durables 104,301 0.2%
Household Products 420,317 1.0%
Independent Power/Renewable Electricity Producers 39,742 0.1%
Industrial Conglomerates 332,666 0.7%
Industrial REITs 73,584 0.2%
Insurance 838,557 1.9%
Interactive Media & Services 2,247,726 5.0%
IT Services 427,163 1.0%
Leisure Products 6,376
NM
Life Sciences Tools & Services 335,661 0.8%
Machinery 570,635 1.3%
Media 177,286 0.4%
Metals & Mining 122,736 0.3%
Multi-Utilities 254,059 0.6%
Office REITs 15,912
NM
Oil, Gas & Consumable Fuels 1,089,159 2.4%
Passenger Airlines 51,143 0.1%
Personal Care Products 46,029 0.1%
Pharmaceuticals 1,258,434 2.8%
Professional Services 253,085 0.6%
Real Estate Management & Development 52,355 0.1%
Residential REITs 104,560 0.2%
Retail REITs 102,316 0.2%
Semiconductors & Semiconductor Equipment 3,703,627 8.3%
Software 3,864,553 8.6%
Specialized REITs 363,910 0.8%
Specialty Retail 704,134 1.6%
Technology Hardware, Storage & Peripherals 2,588,117 5.8%
Textiles, Apparel & Luxury Goods 106,645 0.2%
Tobacco 284,561 0.6%

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Bull ProFund
Value
% of Net
Assets
Trading Companies & Distributors $ 103,455 0.2%
Water Utilities 22,346
NM
Wireless Telecommunication Services 92,112 0.2%
Other
**
7,968,061 17.9%
Total $ 44,608,943 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Communication Services UltraSector ProFund
Common Stocks ( 77 .1% )
Shares Value
Alphabet, Inc. - Class A (Interactive Media & Services) 8,373 $ 1,329,632
Alphabet, Inc. - Class C (Interactive Media & Services) 6,786 1,091,800
AT&T, Inc. (Diversified Telecommunication Services) 24,835 687,929
Charter Communications, Inc.
*
- Class A (Media) 1,896 742,966
Comcast Corp. - Class A (Media) 19,111 653,596
Electronic Arts, Inc. (Entertainment) 4,852 703,977
Fox Corp. - Class A (Media) 7,627 379,748
Fox Corp. - Class B (Media) 4,619 213,583
Live Nation Entertainment, Inc.
*
(Entertainment) 5,490 727,151
Match Group, Inc. (Interactive Media & Services) 8,791 260,741
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 4,110 2,256,390
Netflix, Inc.
*
(Entertainment) 1,042 1,179,253
News Corp. - Class A (Media) 13,236 358,960
News Corp. - Class B (Media) 3,911 122,884
Omnicom Group, Inc. (Media) 6,879 523,905
Paramount Global
(a)
- Class B (Media) 20,830 244,544
Take-Two Interactive Software, Inc.
*
(Entertainment) 3,325 775,789
The Interpublic Group of Cos., Inc. (Media) 13,042 327,615
The Walt Disney Co. (Entertainment) 7,136 649,019
TKO Group Holdings, Inc.
*
(Entertainment) 2,331 379,743
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 2,642 652,442
Verizon Communications, Inc. (Diversified
Telecommunication Services) 15,576 686,279
Warner Bros. Discovery, Inc.
*
(Entertainment) 67,487 585,112
TOTAL COMMON STOCKS
  (Cost $11,941,578) 15,533,058
Repurchase Agreements
(b) (c)
( 19 .7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $3,972,466 $ 3,972,000 $ 3,972,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,972,000) 3,972,000
Collateral for Securities Loaned
(d)
( 0 .6% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(e)
125,256 125,256
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $125,256) 125,256
TOTAL INVESTMENT SECURITIES
  (Cost $16,038,834)— 97.4% 19,630,314
Net other assets (liabilities) — 2 .6% 527,745
NET ASSETS — 100.0% $ 20,158,059
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $122,542.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $1,321,000.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Communication Services
Select Sector Index Goldman Sachs International 5/23/25 5.08% $ 7,464,287 $ 266,768
S&P Communication Services
Select Sector Index UBS AG 5/23/25 5.13% 7,273,573 266,257
$14,737,860 $533,025
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Communication Services UltraSector ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Diversified Telecommunication Services $ 1,374,208 6.8%
Entertainment 5,000,043 24.8%
Interactive Media & Services 4,938,563 24.5%
Media 3,567,802 17.7%
Wireless Telecommunication Services 652,442 3.3%
Other
**
4,625,001 22 .9%
Total $ 20,158,059 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Consumer Discretionary UltraSector ProFund
Common Stocks ( 77 .9% )
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 2,426 $ 295,778
Amazon.com, Inc.
*
(Broadline Retail) 22,661 4,179,142
Aptiv PLC
*
(Automobile Components) 1,285 73,322
AutoZone, Inc.
*
(Specialty Retail) 94 353,684
Best Buy Co., Inc. (Specialty Retail) 1,089 72,625
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 185 943,368
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 1,188 32,147
CarMax, Inc.
*
(Specialty Retail) 861 55,681
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 5,869 107,637
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 7,591 383,497
D.R. Horton, Inc. (Household Durables) 1,588 200,627
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 657 131,820
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 850 94,206
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 193 94,641
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,901 366,684
eBay, Inc. (Broadline Retail) 2,682 182,805
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 691 108,439
Ford Motor Co. (Automobiles) 21,802 218,238
Garmin, Ltd. (Household Durables) 861 160,895
General Motors Co. (Automobiles) 5,574 252,168
Genuine Parts Co. (Distributors) 779 91,571
Hasbro, Inc. (Leisure Products) 734 45,435
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 1,348 303,947
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 1,925 70,590
Lennar Corp. - Class A (Household Durables) 1,308 142,062
LKQ Corp. (Distributors) 1,456 55,634
Lowe's Cos., Inc. (Specialty Retail) 3,163 707,120
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 628 170,043
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 1,282 305,894
McDonald's Corp. (Hotels, Restaurants & Leisure) 2,944 941,050
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 1,254 39,451
Mohawk Industries, Inc.
*
(Household Durables) 293 31,161
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 6,622 373,480
Common Stocks (77.9%), continued
Shares Value
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 2,463 $ 39,482
NVR, Inc.
*
(Household Durables) 17 121,138
O'Reilly Automotive, Inc.
*
(Specialty Retail) 322 455,694
Pool Corp. (Distributors) 213 62,439
PulteGroup, Inc. (Household Durables) 1,134 116,326
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 223 50,164
Ross Stores, Inc. (Specialty Retail) 1,848 256,872
Royal Caribbean Cruises, Ltd.
*
(Hotels, Restaurants &
Leisure) 1,387 298,080
Starbucks Corp. (Hotels, Restaurants & Leisure) 6,365 509,518
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 1,158 81,813
Tesla, Inc.
*
(Automobiles) 11,114 3,135,926
The Home Depot, Inc. (Specialty Retail) 3,944 1,421,774
The TJX Cos., Inc. (Specialty Retail) 6,296 810,169
Tractor Supply Co. (Specialty Retail) 2,992 151,455
Ulta Beauty, Inc.
*
(Specialty Retail) 260 102,866
Williams-Sonoma, Inc. (Specialty Retail) 689 106,430
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 502 40,316
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 1,563 235,138
TOTAL COMMON STOCKS
  (Cost $7,646,481) 19,580,442
Repurchase Agreements
(a)(b)
(19.3%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $4,845,569 $ 4,845,000 4,845,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,845,000) 4,845,000
TOTAL INVESTMENT SECURITIES
  (Cost $12,491,481)— 97.2% 24,425,442
Net other assets (liabilities) — 2 .8% 693,790
NET ASSETS — 100.0% $ 25,119,232
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $3,283,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Discretionary
Select Sector Index Goldman Sachs International 5/23/25 5.08% $ 11,087,919 $ 383,797
S&P Consumer Discretionary
Select Sector Index UBS AG 5/23/25 5.13% 6,983,793 411,776
$18,071,712 $795,573
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Consumer Discretionary UltraSector ProFund
Consumer Discretionary UltraSector ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Automobile Components $ 73,322 0.3%
Automobiles 3,606,332 14.3%
Broadline Retail 4,361,947 17.4%
Distributors 209,644 0.8%
Hotels, Restaurants & Leisure 5,247,476 20.9%
Household Durables 772,209 3.1%
Leisure Products 45,435 0.2%
Specialty Retail 4,494,371 17.9%
Textiles, Apparel & Luxury Goods 769,706 3.0%
Other
**
5,538,790 22 .1%
Total $ 25,119,232 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Consumer Staples UltraSector ProFund
Common Stocks ( 74 .9% )
Shares Value
Altria Group, Inc. (Tobacco) 4,540 $ 268,541
Archer-Daniels-Midland Co. (Food Products) 1,746 83,372
Brown-Forman Corp. - Class B (Beverages) 664 23,134
Bunge Global SA (Food Products) 487 38,337
Campbell Soup Co. (Food Products) 718 26,178
Church & Dwight Co., Inc. (Household Products) 897 89,108
Colgate-Palmolive Co. (Household Products) 2,890 266,429
Conagra Brands, Inc. (Food Products) 1,741 43,020
Constellation Brands, Inc. - Class A (Beverages) 567 106,335
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 618 614,602
Dollar General Corp. (Consumer Staples Distribution &
Retail) 802 75,139
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 737 60,264
General Mills, Inc. (Food Products) 2,011 114,104
Hormel Foods Corp. (Food Products) 1,061 31,724
Kellanova (Food Products) 981 81,197
Kenvue, Inc. (Personal Care Products) 6,994 165,058
Keurig Dr Pepper, Inc. (Beverages) 4,355 150,639
Kimberly-Clark Corp. (Household Products) 1,210 159,454
Lamb Weston Holdings, Inc. (Food Products) 520 27,461
McCormick & Co., Inc. (Food Products) 921 70,604
Molson Coors Beverage Co. - Class B (Beverages) 628 36,129
Mondelez International, Inc. - Class A (Food Products) 4,039 275,177
Monster Beverage Corp.
*
(Beverages) 2,554 153,546
PepsiCo, Inc. (Beverages) 1,909 258,822
Philip Morris International, Inc. (Tobacco) 2,165 370,994
Sysco Corp. (Consumer Staples Distribution & Retail) 1,785 127,449
Target Corp. (Consumer Staples Distribution & Retail) 1,671 161,586
The Clorox Co. (Household Products) 449 63,893
The Coca-Cola Co. (Beverages) 5,390 391,045
The Estee Lauder Cos., Inc. (Personal Care Products) 854 51,206
Common Stocks (74.9%), continued
Shares Value
The Hershey Co. (Food Products) 539 $ 90,115
The J.M. Smucker Co. (Food Products) 388 45,113
The Kraft Heinz Co. (Food Products) 3,182 92,596
The Kroger Co. (Consumer Staples Distribution &
Retail) 2,428 175,326
The Procter & Gamble Co. (Household Products) 3,264 530,628
Tyson Foods, Inc. - Class A (Food Products) 1,044 63,935
Walgreens Boots Alliance, Inc. (Consumer Staples
Distribution & Retail) 2,616 28,698
Walmart, Inc. (Consumer Staples Distribution & Retail) 6,039 587,293
TOTAL COMMON STOCKS
  (Cost $4,806,037) 5,998,251
Repurchase Agreements
(a) (b)
( 13 .5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $1,082,127 $ 1,082,000 1,082,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,082,000) 1,082,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,888,037)— 88.4% 7,080,251
Net other assets (liabilities) — 11 .6% 933,141
NET ASSETS — 100.0% $ 8,013,392
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $650,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Staples Select
Sector Index Goldman Sachs International 5/23/25 5.08% $ 1,801,010 $ 3,105
S&P Consumer Staples Select
Sector Index UBS AG 5/23/25 5.13% 4,237,914 442
$6,038,924 $3,547
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Consumer Staples UltraSector ProFund
Consumer Staples UltraSector ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Beverages $ 1,119,651 14.0%
Consumer Staples Distribution & Retail 1,830,356 22.8%
Food Products 1,082,933 13.5%
Household Products 1,109,512 13.9%
Personal Care Products 216,264 2.7%
Tobacco 639,535 8.0%
Other
**
2,015,141 25 .1%
Total $ 8,013,392 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Energy UltraSector ProFund
Common Stocks ( 78 .2% )
Shares Value
APA Corp. (Oil, Gas & Consumable Fuels) 10,902 $ 169,417
Baker Hughes Co. (Energy Equipment & Services) 29,179 1,032,937
Chevron Corp. (Oil, Gas & Consumable Fuels) 42,787 5,821,599
ConocoPhillips (Oil, Gas & Consumable Fuels) 32,668 2,911,372
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 21,703 533,026
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 19,359 588,707
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 5,507 726,979
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 15,032 1,658,481
EQT Corp. (Oil, Gas & Consumable Fuels) 17,584 869,353
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 6,197 643,868
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 87,489 9,241,464
Halliburton Co. (Energy Equipment & Services) 25,583 507,055
Hess Corp. (Oil, Gas & Consumable Fuels) 8,145 1,051,112
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 56,969 1,498,285
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 9,313 1,279,699
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 19,910 784,653
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 18,284 1,502,213
Phillips 66 (Oil, Gas & Consumable Fuels) 12,171 1,266,514
Schlumberger N.V. (Energy Equipment & Services) 41,283 1,372,659
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 6,426 1,098,203
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels) 555 715,323
Common Stocks (78.2%), continued
Shares Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 33,180 $ 1,943,353
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 9,330 1,083,120
TOTAL COMMON STOCKS
  (Cost $32,780,267) 38,299,392
Repurchase Agreements
(a)(b)
(34.7%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $17,021,999 $ 17,020,000 17,020,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,020,000) 17,020,000
TOTAL INVESTMENT SECURITIES
  (Cost $49,800,267)— 112.9% 55,319,392
Net other assets (liabilities) — ( 12 .9 ) % (6,309,211)
NET ASSETS — 100.0% $ 49,010,181
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $9,701,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Energy Select Sector Index Goldman Sachs International 5/23/25 5.08% $ 23,723,484 $ (148,756)
S&P Energy Select Sector Index UBS AG 5/23/25 5.13% 11,812,583 (307,705)
$35,536,067 $(456,461)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Energy UltraSector ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Energy Equipment & Services $ 2,912,651 6.0%
Oil, Gas & Consumable Fuels 35,386,741 72.2%
Other
**
10,710,789 21 .8%
Total $ 49,010,181 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Europe 30 ProFund
Common Stocks ( 99.4% )
Shares Value
Anheuser-Busch InBev S.A./N.V.
ADR
(Beverages) 2,292 $ 150,837
ArcelorMittal SA
ADR
(Metals & Mining) 3,144 93,345
Argenx SE
*ADR(a)
(Biotechnology) 185 119,351
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 1,035 118,042
ASML Holding N.V.
ADRNYS
(Semiconductors &
Semiconductor Equipment) 148 98,876
AstraZeneca PLC
ADR
(Pharmaceuticals) 1,331 95,552
Barclays PLC
ADR(a)
(Banks) 6,545 105,113
BioNTech SE
*ADR
(Biotechnology) 665 69,260
BP PLC
ADR
(Oil, Gas & Consumable Fuels) 3,586 98,472
British American Tobacco PLC
ADR
(Tobacco) 2,883 125,555
Diageo PLC
ADR
(Beverages) 776 86,928
Equinor ASA
ADR(a)
(Oil, Gas & Consumable Fuels) 4,214 93,930
GSK PLC
ADR
(Pharmaceuticals) 2,920 116,362
Haleon PLC
ADR
(Personal Care Products) 8,798 89,300
HSBC Holdings PLC
ADR(a)
(Banks) 3,142 176,202
ING Groep N.V.
ADR
(Banks) 5,693 110,273
Jumia Technologies AG
*ADR
(Advertising & Marketing) 15,414 36,531
National Grid PLC
ADR
(Multi-Utilities) 1,589 115,997
Nokia Oyj
ADR
(Communications Equipment) 16,893 84,296
Novo Nordisk A/S
ADR
(Pharmaceuticals) 1,700 112,965
RELX PLC
ADR
(Professional Services) 2,329 127,233
Rio Tinto PLC
ADR
(Metals & Mining) 1,959 116,365
Ryanair Holdings PLC
ADR
(Passenger Airlines) 1,701 81,410
Sanofi S.A.
ADR
(Pharmaceuticals) 2,588 142,211
SAP SE
ADR
(Software) 887 259,172
Shell PLC
ADR
(Oil, Gas & Consumable Fuels) 1,848 119,159
Telefonaktiebolaget LM Ericsson
ADR
(Communications
Equipment) 9,426 77,670
Tenaris S.A.
ADR
(Energy Equipment & Services) 1,959 65,215
TotalEnergies SE
ADR
(Oil, Gas & Consumable Fuels) 2,107 119,783
Vodafone Group PLC
ADR
(Wireless Telecommunication
Services) 8,761 85,507
TOTAL COMMON STOCKS
  (Cost $2,466,438) 3,290,912
Collateral for Securities Loaned
(b)
(12.1%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(c)
400,018 400,018
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $400,018) 400,018
TOTAL INVESTMENT SECURITIES
  (Cost $2,866,456)— 111.5% 3,690,930
Net other assets (liabilities) —  (11.5)% (379,750)
NET ASSETS — 100.0% $ 3,311,180
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $387,212.
(b)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
ADR
American Depositary Receipt
NYS
New York Shares
Europe 30 ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Advertising & Marketing $ 36,531 1.1%
Banks 391,590 11.8%
Beverages 237,764 7.2%
Biotechnology 188,611 5.7%
Communications Equipment 161,966 4.9%
Energy Equipment & Services 65,215 2.0%
Metals & Mining 209,710 6.3%
Multi-Utilities 115,997 3.5%
Oil, Gas & Consumable Fuels 431,344 13.0%
Passenger Airlines 81,410 2.5%
Personal Care Products 89,300 2.7%
Pharmaceuticals 467,090 14.1%
Professional Services 127,233 3.8%
Semiconductors & Semiconductor Equipment 216,918 6.6%
Software 259,172 7.8%
Tobacco 125,554 3.8%
Wireless Telecommunication Services 85,507 2.6%
Other
**
20,268 0.6%
Total $ 3,311,180 100.0%
Europe 30 ProFund invested in securities with exposure to the following countries as or
April 30, 2025:
Value
% of Net
Assets
Belgium $ 150,836 4.6%
Denmark 112,965 3.4%
Finland 84,296 2.6%
France 261,994 7.9%
Germany 364,963 11.0%
Ireland 81,410 2.5%
Luxembourg 158,560 4.8%
Netherlands 328,501 9.9%
Norway 93,930 2.8%
Sweden 77,670 2.3%
United Kingdom 1,575,787 47.6%
Other
**
20,268 0.6%
Total $ 3,311,180 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Falling U.S. Dollar ProFund
Repurchase Agreements
(a)(b)
( 97.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $4,203,494 $ 4,203,000 $ 4,203,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,203,000) 4,203,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,154,839)— 215.7% 9,279,885
Net other assets (liabilities) —  (115.7)% (4,974,338)
NET ASSETS — 100.0% $ 4,305,547
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $14,000.
As of April 30, 2025, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 27,747 British pound 20,900 05/16/25 $ 27,851 $ (104)
U.S. dollar 21,988 Canadian dollar 30,435 05/16/25 22,099 (111)
U.S. dollar 154,011 Euro 135,084 05/16/25 153,162 849
U.S. dollar 35,519 Japanese yen 5,040,492 05/16/25 35,324 195
U.S. dollar 12,543 Swedish krona 121,455 05/16/25 12,588 (45)
U.S. dollar 9,464 Swiss franc 7,717 05/16/25 9,373 91
Total Short Contracts $ 261,272 $ 260,397 $875
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 219,062 U.S. dollar $ 286,124 05/16/25 $ 291,916 $ 5,792
Canadian dollar 335,718 U.S. dollar 238,238 05/16/25 243,764 5,526
Euro 1,137,904 U.S. dollar 1,265,453 05/16/25 1,290,186 24,733
Japanese yen 40,684,253 U.S. dollar 279,945 05/16/25 285,119 5,174
Swedish krona 894,372 U.S. dollar 91,243 05/16/25 92,693 1,450
Swiss franc 71,604 U.S. dollar 84,446 05/16/25 86,968 2,522
Total Long Contracts $ 2,245,449 $ 2,290,646 $ 45,197
As of April 30, 2025, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 49,877 British pound 37,859 05/16/25 $ 50,450 $ (573)
U.S. dollar 39,534 Canadian dollar 55,325 05/16/25 40,171 (637)
U.S. dollar 278,008 Euro 247,290 05/16/25 280,384 (2,376)
U.S. dollar 60,590 Japanese yen 8,711,566 05/16/25 61,051 (461)
U.S. dollar 18,911 Swedish krona 183,555 05/16/25 19,024 (113)
U.S. dollar 18,071 Swiss franc 15,061 05/16/25 18,293 (222)
Total Short Contracts $ 464,991 $ 469,373 $(4,382)
Long:
British pound 227,146 U.S. dollar $ 296,121 05/16/25 $ 302,689 $ 6,568
Canadian dollar 299,044 U.S. dollar 211,276 05/16/25 217,135 5,859
Euro 1,451,184 U.S. dollar 1,596,130 05/16/25 1,645,391 49,261
Japanese yen 57,340,935 U.S. dollar 390,360 05/16/25 401,850 11,490
Swedish krona 1,172,942 U.S. dollar 118,864 05/16/25 121,564 2,700
Swiss franc 80,366 U.S. dollar 93,639 05/16/25 97,610 3,971
Total Long Contracts $ 2,706,390 $ 2,786,239 $ 79,849
Total unrealized appreciation $126,181
Total unrealized (depreciation) (4,642)
Total net unrealized appreciation/(depreciation) $121,539

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Financials UltraSector ProFund
Common Stocks ( 77.9% )
Shares Value
Aflac, Inc. (Insurance) 1,446 $ 157,151
Allstate Corp. (Insurance) 774 153,554
American Express Co. (Consumer Finance) 1,622 432,117
American International Group, Inc. (Insurance) 1,734 141,356
Ameriprise Financial, Inc. (Capital Markets) 281 132,357
Aon PLC - Class A (Insurance) 632 224,227
Apollo Global Management, Inc. (Financial Services) 1,306 178,243
Arch Capital Group, Ltd.
*
(Insurance) 1,095 99,295
Arthur J. Gallagher & Co. (Insurance) 743 238,273
Assurant, Inc. (Insurance) 150 28,911
Bank of America Corp. (Banks) 19,348 771,598
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 5,356 2,856,088
BlackRock, Inc. (Capital Markets) 425 388,561
Blackstone, Inc. (Capital Markets) 2,139 281,728
Brown & Brown, Inc. (Insurance) 693 76,646
Capital One Financial Corp. (Consumer Finance) 1,114 200,810
Cboe Global Markets, Inc. (Capital Markets) 306 67,871
Chubb, Ltd. (Insurance) 1,089 311,541
Cincinnati Financial Corp. (Insurance) 457 63,619
Citigroup, Inc. (Banks) 5,485 375,064
Citizens Financial Group, Inc. (Banks) 1,277 47,109
CME Group, Inc. (Capital Markets) 1,053 291,765
Corpay, Inc.
*
(Software) 204 66,375
Discover Financial Services (Consumer Finance) 733 133,897
Erie Indemnity Co. - Class A (Insurance) 73 26,179
Everest Group, Ltd. (Insurance) 126 45,213
FactSet Research Systems, Inc. (Capital Markets) 111 47,976
Fidelity National Information Services, Inc. (Financial
Services) 1,548 122,106
Fifth Third Bancorp (Banks) 1,957 70,335
First Horizon Corp. (Banks) 1 13
Fiserv, Inc.
*
(Financial Services) 1,662 306,755
Franklin Resources, Inc. (Capital Markets) 906 16,997
Global Payments, Inc. (Financial Services) 724 55,248
Globe Life, Inc. (Insurance) 245 30,218
Huntington Bancshares, Inc. (Banks) 4,248 61,723
Intercontinental Exchange, Inc. (Capital Markets) 1,679 282,022
Invesco, Ltd. (Capital Markets) 1,309 18,234
Jack Henry & Associates, Inc. (Financial Services) 213 36,941
JPMorgan Chase & Co. (Banks) 8,170 1,998,545
KeyCorp (Banks) 2,911 43,199
KKR & Co., Inc. (Capital Markets) 1,972 225,340
Loews Corp. (Insurance) 516 44,804
M&T Bank Corp. (Banks) 485 82,334
MarketAxess Holdings, Inc. (Capital Markets) 110 24,375
Marsh & McLennan Cos., Inc. (Insurance) 1,435 323,549
MasterCard, Inc. - Class A (Financial Services) 2,380 1,304,383
MetLife, Inc. (Insurance) 1,692 127,526
Moody's Corp. (Capital Markets) 452 204,810
Common Stocks (77.9%), continued
Shares Value
Morgan Stanley (Capital Markets) 3,616 $ 417,358
MSCI, Inc. (Capital Markets) 227 123,740
Nasdaq, Inc. (Capital Markets) 1,209 92,138
Northern Trust Corp. (Capital Markets) 573 53,851
PayPal Holdings, Inc.
*
(Financial Services) 2,891 190,343
PNC Financial Services Group, Inc. (Banks) 1,157 185,918
Principal Financial Group, Inc. (Insurance) 615 45,602
Prudential Financial, Inc. (Insurance) 1,034 106,202
Raymond James Financial, Inc. (Capital Markets) 539 73,865
Regions Financial Corp. (Banks) 2,656 54,209
S&P Global, Inc. (Capital Markets) 920 460,045
State Street Corp. (Capital Markets) 843 74,268
Synchrony Financial (Consumer Finance) 1,136 59,015
T. Rowe Price Group, Inc. (Capital Markets) 651 57,646
The Bank of New York Mellon Corp. (Capital Markets) 2,097 168,620
The Charles Schwab Corp. (Capital Markets) 4,979 405,291
The Goldman Sachs Group, Inc. (Capital Markets) 912 499,365
The Hartford Financial Services Group, Inc. (Insurance) 840 103,043
The Progressive Corp. (Insurance) 1,712 482,339
The Travelers Cos., Inc. (Insurance) 662 174,854
Truist Financial Corp. (Banks) 3,846 147,456
U.S. Bancorp (Banks) 4,558 183,870
Visa, Inc. - Class A (Financial Services) 5,036 1,739,939
W.R. Berkley Corp. (Insurance) 877 62,872
Wells Fargo & Co. (Banks) 9,610 682,406
Willis Towers Watson PLC (Insurance) 292 89,878
TOTAL COMMON STOCKS
  (Cost $14,534,311) 19,951,114
Repurchase Agreements
(a)(b)
( 20.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $5,132,603 $ 5,132,000 5,132,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,132,000) 5,132,000
TOTAL INVESTMENT SECURITIES
  (Cost $19,666,311)— 98.0% 25,083,114
Net other assets (liabilities) —  2.0% 508,809
NET ASSETS — 100.0% $ 25,591,923
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $3,087,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Financial Select Sector
Index Goldman Sachs International 5/23/25 5.08% $ 8,575,201 $ 177,046
S&P Financial Select Sector
Index UBS AG 5/23/25 5.13% 9,969,430 176,628
$18,544,631 $353,674
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Financials UltraSector ProFund
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Financials UltraSector ProFund invested in the following industries as of April
30, 2025:
Value
% of Net
Assets
Banks $ 4,703,779 18.4%
Capital Markets 4,408,223 17.2%
Consumer Finance 825,839 3.2%
Financial Services 6,790,045 26.5%
Insurance 3,156,852 12.3%
Software 66,376 0.3%
Other
**
5,640,809 22.1%
Total $ 25,591,923 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Health Care UltraSector ProFund
Common Stocks ( 74.1% )
Shares Value
Abbott Laboratories (Health Care Equipment &
Supplies) 4,189 $ 547,713
AbbVie, Inc. (Biotechnology) 4,262 831,516
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 689 74,136
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 169 29,288
Amgen, Inc. (Biotechnology) 1,297 377,323
Baxter International, Inc. (Health Care Equipment &
Supplies) 1,233 38,433
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 693 143,513
Biogen, Inc.
*
(Biotechnology) 353 42,741
Bio-Techne Corp. (Life Sciences Tools & Services) 382 19,234
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 3,558 366,011
Bristol-Myers Squibb Co. (Pharmaceuticals) 4,898 245,880
Cardinal Health, Inc. (Health Care Providers & Services) 584 82,513
Cencora, Inc. (Health Care Providers & Services) 417 122,043
Centene Corp.
*
(Health Care Providers & Services) 1,197 71,640
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 123 14,590
CVS Health Corp. (Health Care Providers & Services) 3,043 202,999
Danaher Corp. (Life Sciences Tools & Services) 1,545 307,965
DaVita, Inc.
*
(Health Care Providers & Services) 106 15,004
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 943 67,311
Edwards LifeSciences Corp.
*
(Health Care Equipment &
Supplies) 1,423 107,422
Elevance Health, Inc. (Health Care Providers & Services) 560 235,525
Eli Lilly & Co. (Pharmaceuticals) 1,901 1,708,904
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 1,104 77,644
Gilead Sciences, Inc. (Biotechnology) 3,009 320,579
HCA Healthcare, Inc. (Health Care Providers &
Services) 432 149,075
Henry Schein, Inc.
*
(Health Care Providers & Services) 301 19,556
Hologic, Inc.
*
(Health Care Equipment & Supplies) 542 31,544
Humana, Inc. (Health Care Providers & Services) 291 76,312
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 198 85,665
Incyte Corp.
*
(Biotechnology) 388 24,312
Insulet Corp.
*
(Health Care Equipment & Supplies) 169 42,637
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 861 444,104
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 404 62,648
Johnson & Johnson (Pharmaceuticals) 5,812 908,474
Labcorp Holdings, Inc. (Health Care Providers &
Services) 201 48,443
McKesson Corp. (Health Care Providers & Services) 303 215,975
Medtronic PLC (Health Care Equipment & Supplies) 3,096 262,417
Merck & Co., Inc. (Pharmaceuticals) 6,108 520,402
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 50 53,529
Common Stocks (74.1%), continued
Shares Value
Moderna, Inc.
*
(Biotechnology) 818 $ 23,346
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 134 43,819
Pfizer, Inc. (Pharmaceuticals) 13,684 334,026
Quest Diagnostics, Inc. (Health Care Providers &
Services) 268 47,763
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 254 152,085
ResMed, Inc. (Health Care Equipment & Supplies) 355 83,989
Revvity, Inc. (Life Sciences Tools & Services) 294 27,468
Solventum Corp.
*
(Health Care Equipment & Supplies) 334 22,084
STERIS PLC (Health Care Equipment & Supplies) 237 53,263
Stryker Corp. (Health Care Equipment & Supplies) 829 309,980
The Cigna Group (Health Care Providers & Services) 661 224,766
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 482 39,365
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 923 395,968
UnitedHealth Group, Inc. (Health Care Providers &
Services) 2,222 914,221
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 142 25,144
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 620 315,890
Viatris, Inc. (Pharmaceuticals) 2,882 24,266
Waters Corp.
*
(Life Sciences Tools & Services) 143 49,725
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 175 36,976
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 481 49,567
Zoetis, Inc. (Pharmaceuticals) 1,081 169,068
TOTAL COMMON STOCKS
  (Cost $5,160,456) 12,337,799
Repurchase Agreements
(a)(b)
( 19.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $3,304,388 $ 3,304,000 3,304,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,304,000) 3,304,000
TOTAL INVESTMENT SECURITIES
  (Cost $8,464,456)— 93.9% 15,641,799
Net other assets (liabilities) —  6.1% 1,014,418
NET ASSETS — 100.0% $ 16,656,217
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $2,022,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Health Care Select Sector
Index Goldman Sachs International 5/23/25 5.08% $ 4,882,908 $ 154,077
S&P Health Care Select Sector
Index UBS AG 5/23/25 4.83% 7,804,136 163,845
$12,687,044 $317,922

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Health Care UltraSector ProFund
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Health Care UltraSector ProFund invested in the following industries as of April
30, 2025:
Value
% of Net
Assets
Biotechnology $ 2,087,792 12.5%
Health Care Equipment & Supplies 2,801,950 16.8%
Health Care Providers & Services 2,494,798 15.0%
Life Sciences Tools & Services 1,042,239 6.3%
Pharmaceuticals 3,911,020 23.5%
Other
**
4,318,418 25.9%
Total $ 16,656,217 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Industrials UltraSector ProFund
Common Stocks ( 73.9% )
Shares Value
3M Co. (Industrial Conglomerates) 514 $ 71,400
A.O. Smith Corp. (Building Products) 112 7,600
Allegion PLC (Building Products) 82 11,414
AMETEK, Inc. (Electrical Equipment) 219 37,138
Automatic Data Processing, Inc. (Professional Services) 385 115,732
Axon Enterprise, Inc.
*
(Aerospace & Defense) 69 42,318
Broadridge Financial Solutions, Inc. (Professional
Services) 111 26,906
Builders FirstSource, Inc.
*
(Building Products) 109 13,040
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 112 9,993
Carrier Global Corp. (Building Products) 765 47,843
Caterpillar, Inc. (Machinery) 452 139,789
Cintas Corp. (Commercial Services & Supplies) 324 68,584
Copart, Inc.
*
(Commercial Services & Supplies) 829 50,594
CSX Corp. (Ground Transportation) 1,826 51,256
Cummins, Inc. (Machinery) 130 38,199
Dayforce, Inc.
*
(Professional Services) 151 8,738
Deere & Co. (Machinery) 240 111,254
Delta Air Lines, Inc. (Passenger Airlines) 608 25,311
Dover Corp. (Machinery) 130 22,185
Eaton Corp. PLC (Electrical Equipment) 374 110,094
Emerson Electric Co. (Electrical Equipment) 534 56,129
Equifax, Inc. (Professional Services) 117 30,435
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 132 14,508
Fastenal Co. (Trading Companies & Distributors) 543 43,967
FedEx Corp. (Air Freight & Logistics) 210 44,169
Fortive Corp. (Machinery) 323 22,510
GE Vernova, Inc.
*
(Electrical Equipment) 261 96,784
Generac Holdings, Inc.
*
(Electrical Equipment) 56 6,405
General Dynamics Corp. (Aerospace & Defense) 240 65,309
General Electric Co. (Industrial Conglomerates) 1,015 204,563
Honeywell International, Inc. (Industrial Conglomerates) 616 129,668
Howmet Aerospace, Inc. (Aerospace & Defense) 383 53,076
Hubbell, Inc. (Electrical Equipment) 51 18,522
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 37 8,523
IDEX Corp. (Machinery) 72 12,526
Illinois Tool Works, Inc. (Machinery) 253 60,697
Ingersoll Rand, Inc. (Machinery) 381 28,739
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 75 9,794
Jacobs Solutions, Inc. (Professional Services) 116 14,361
Johnson Controls International PLC (Building Products) 625 52,438
L3Harris Technologies, Inc. (Aerospace & Defense) 178 39,164
Leidos Holdings, Inc. (Professional Services) 124 18,250
Lennox International, Inc. (Building Products) 30 16,403
Lockheed Martin Corp. (Aerospace & Defense) 198 94,594
Masco Corp. (Building Products) 201 12,183
Nordson Corp. (Machinery) 51 9,668
Norfolk Southern Corp. (Ground Transportation) 214 47,947
Northrop Grumman Corp. (Aerospace & Defense) 129 62,759
Old Dominion Freight Line, Inc. (Ground
Transportation) 178 27,284
Otis Worldwide Corp. (Machinery) 375 36,101
PACCAR, Inc. (Machinery) 496 44,744
Parker-Hannifin Corp. (Machinery) 122 73,817
Paychex, Inc. (Professional Services) 303 44,577
Paycom Software, Inc. (Professional Services) 45 10,188
Pentair PLC (Machinery) 156 14,154
Quanta Services, Inc. (Construction & Engineering) 140 40,977
Raytheon Technologies Corp. (Aerospace & Defense) 1,260 158,923
Republic Services, Inc. (Commercial Services &
Supplies) 192 48,144
Rockwell Automation, Inc. (Electrical Equipment) 107 26,502
Rollins, Inc. (Commercial Services & Supplies) 266 15,197
Snap-on, Inc. (Machinery) 50 15,691
Common Stocks (73.9%), continued
Shares Value
Southwest Airlines Co. (Passenger Airlines) 561 $ 15,686
Stanley Black & Decker, Inc. (Machinery) 146 8,763
Textron, Inc. (Aerospace & Defense) 173 12,174
The Boeing Co.
*
(Aerospace & Defense) 711 130,283
Trane Technologies PLC (Building Products) 212 81,261
TransDigm Group, Inc. (Aerospace
&
Defense) 53 74,892
Uber Technologies, Inc.
*
(Ground Transportation) 1,977 160,156
Union Pacific Corp. (Ground Transportation) 572 123,357
United Airlines Holdings, Inc.
*
(Passenger Airlines) 311 21,403
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 692 65,948
United Rentals, Inc. (Trading Companies & Distributors) 62 39,150
Veralto Corp. (Commercial Services & Supplies) 234 22,441
Verisk Analytics, Inc. (Professional Services) 134 39,722
W.W. Grainger, Inc. (Trading Companies & Distributors) 42 43,021
Wabtec Corp. (Machinery) 162 29,928
Waste Management, Inc. (Commercial Services &
Supplies) 346 80,742
Xylem, Inc. (Machinery) 230 27,731
TOTAL COMMON STOCKS
  (Cost $1,698,730) 3,816,436
Repurchase Agreements
(a)(b)
( 26.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $1,341,157 $ 1,341,000 1,341,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,341,000) 1,341,000
TOTAL INVESTMENT SECURITIES
  (Cost $3,039,730)— 99.9% 5,157,436
Net other assets (liabilities) —  0.1% 5,965
NET ASSETS — 100.0% $ 5,163,401
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $722,000.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Industrials UltraSector ProFund
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Industrials Select Sector
Index Goldman Sachs International 5/23/25 5.08% $ 1,852,892 $ 71,364
S&P Industrials Select Sector
Index UBS AG 5/23/25 5.13% 2,112,482 85,875
$3,965,374 $157,239
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Industrials UltraSector ProFund invested in the following industries as of April
30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 742,016 14.4%
Air Freight & Logistics 134,618 2.6%
Building Products 242,182 4.7%
Commercial Services & Supplies 285,702 5.5%
Construction & Engineering 40,976 0.8%
Electrical Equipment 351,574 6.8%
Ground Transportation 419,794 8.1%
Industrial Conglomerates 405,631 7.9%
Machinery 696,497 13.5%
Passenger Airlines 62,399 1.2%
Professional Services 308,909 6.0%
Trading Companies & Distributors 126,138 2.4%
Other
**
1,346,965 26.1%
Total $ 5,163,401 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Internet UltraSector ProFund
Common Stocks ( 79.0% )
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 15,430 $ 1,881,226
Akamai Technologies, Inc.
*
(IT Services) 5,356 431,586
Alphabet, Inc. - Class A (Interactive Media & Services) 23,720 3,766,736
Alphabet, Inc. - Class C (Interactive Media & Services) 19,225 3,093,110
Amazon.com, Inc.
*
(Broadline Retail) 36,262 6,687,438
Arista Networks, Inc.
*
(Communications Equipment) 36,827 3,029,757
Atlassian Corp.
*
- Class A (Software) 5,846 1,334,700
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 738 3,763,269
Box, Inc.
*
- Class A (Software) 5,123 159,940
Carvana Co.
*
(Specialty Retail) 4,215 1,029,935
Ciena Corp.
*
(Communications Equipment) 5,067 340,300
Cisco Systems, Inc. (Communications Equipment) 53,683 3,099,120
Cloudflare, Inc.
*
- Class A (IT Services) 10,977 1,325,802
Confluent, Inc.
*
- Class A (Software) 9,201 219,076
Copart, Inc.
*
(Commercial Services & Supplies) 31,259 1,907,737
Datadog, Inc.
*
- Class A (Software) 11,166 1,140,719
DocuSign, Inc.
*
(Software) 7,202 588,764
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 12,084 2,330,883
DraftKings, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 17,467 581,476
Dropbox, Inc.
*
- Class A (Software) 7,718 220,349
eBay, Inc. (Broadline Retail) 17,077 1,163,968
F5, Inc.
*
(Communications Equipment) 2,054 543,776
Flutter Entertainment PLC
*
(Hotels, Restaurants &
Leisure) 6,350 1,530,287
GoDaddy, Inc.
*
- Class A (IT Services) 5,034 948,053
HubSpot, Inc.
*
(Software) 1,859 1,136,779
Juniper Networks, Inc. (Communications Equipment) 11,804 428,721
MARA Holdings, Inc.
*
(Software) 12,099 161,764
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 11,642 6,391,458
Netflix, Inc.
*
(Entertainment) 6,951 7,866,586
Nutanix, Inc.
*
- Class A (Software) 8,883 610,262
Okta, Inc.
*
(IT Services) 5,833 654,229
Common Stocks (79.0%), continued
Shares Value
Paycom Software, Inc. (Professional Services) 1,679 $ 380,109
PayPal Holdings, Inc.
*
(Financial Services) 35,267 2,321,979
ROBLOX Corp.
*
- Class A (Entertainment) 19,389 1,300,032
Salesforce, Inc. (Software) 15,552 4,178,977
Snowflake, Inc.
*
- Class A (IT Services) 11,768 1,876,879
Veeva Systems, Inc.
*
- Class A (Health Care Technology) 5,325 1,244,399
VeriSign, Inc.
*
(IT Services) 2,900 818,148
Workday, Inc.
*
- Class A (Software) 7,629 1,869,104
Zoom Video Communications, Inc.
*
(Software) 9,344 724,534
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 9,671 82,784
TOTAL COMMON STOCKS
  (Cost $33,527,486) 73,164,751
Repurchase Agreements
(a)(b)
( 19.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $18,360,156 $ 18,358,000 18,358,000
TOTAL REPURCHASE AGREEMENTS
(Cost $18,358,000) 18,358,000
TOTAL INVESTMENT SECURITIES
  (Cost $51,885,486)— 98.8% 91,522,751
Net other assets (liabilities) —  1.2% 1,068,686
NET ASSETS — 100.0% $ 92,591,437
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $12,053,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Composite Internet
Index Goldman Sachs International 5/23/25 5.08% $ 32,186,856 $ 2,017,615
Dow Jones Composite Internet
Index UBS AG 5/23/25 5.13% 33,360,655 2,060,009
$65,547,511 $4,077,624
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Internet UltraSector ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Broadline Retail $ 7,851,407 8.5%
Commercial Services & Supplies 1,907,737 2.1%
Communications Equipment 7,441,674 8.0%
Entertainment 9,166,618 9.9%
Financial Services 2,321,979 2.5%
Value
% of Net
Assets
Health Care Technology $ 1,244,399 1.3%
Hotels, Restaurants & Leisure 10,087,140 10.9%
Interactive Media & Services 13,334,088 14.4%
IT Services 6,054,697 6.6%
Professional Services 380,109 0.4%
Software 12,344,968 13.3%

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Internet UltraSector ProFund
Value
% of Net
Assets
Specialty Retail $ 1,029,935 1.1%
Other
**
19,426,686 21.0%
Total $ 92,591,437 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Large-Cap Growth ProFund
Common Stocks ( 99.9% )
Shares Value
AbbVie, Inc. (Biotechnology) 1,580 $ 308,257
Adobe, Inc.
*
(Software) 389 145,867
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 922 112,410
Allegion PLC (Building Products) 98 13,642
Alphabet, Inc. - Class A (Interactive Media & Services) 12,429 1,973,725
Alphabet, Inc. - Class C (Interactive Media & Services) 10,072 1,620,484
Altria Group, Inc. (Tobacco) 1,660 98,189
Amazon.com, Inc.
*
(Broadline Retail) 11,658 2,149,968
American Express Co. (Consumer Finance) 1,183 315,163
Ameriprise Financial, Inc. (Capital Markets) 205 96,559
AMETEK, Inc. (Electrical Equipment) 231 39,173
Amgen, Inc. (Biotechnology) 492 143,133
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 2,580 198,531
ANSYS, Inc.
*
(Software) 82 26,394
Aon PLC - Class A (Insurance) 235 83,376
Apollo Global Management, Inc. (Financial Services) 952 129,929
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 14,724 3,128,850
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 727 109,566
Arch Capital Group, Ltd.
*
(Insurance) 798 72,363
Arista Networks, Inc.
*
(Communications Equipment) 2,200 180,994
Arthur J. Gallagher & Co. (Insurance) 244 78,248
Autodesk, Inc.
*
(Software) 458 125,607
Automatic Data Processing, Inc. (Professional Services) 494 148,497
AutoZone, Inc.
*
(Specialty Retail) 36 135,454
AvalonBay Communities, Inc. (Residential REITs) 133 27,927
Axon Enterprise, Inc.
*
(Aerospace & Defense) 155 95,062
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,914 1,020,641
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 71 362,050
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 3,140 323,012
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 9,987 1,922,198
Broadridge Financial Solutions, Inc. (Professional
Services) 110 26,664
Brown & Brown, Inc. (Insurance) 506 55,964
Builders FirstSource, Inc.
*
(Building Products) 127 15,193
Cadence Design Systems, Inc.
*
(Software) 321 95,575
Camden Property Trust (Residential REITs) 115 13,087
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 2,232 40,935
Carrier Global Corp. (Building Products) 825 51,596
Caterpillar, Inc. (Machinery) 1,018 314,837
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 629 76,851
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 2,887 145,852
Cincinnati Financial Corp. (Insurance) 176 24,501
Cintas Corp. (Commercial Services & Supplies) 731 154,738
Colgate-Palmolive Co. (Household Products) 760 70,064
Constellation Energy Corp. (Electric Utilities) 667 149,034
Copart, Inc.
*
(Commercial Services & Supplies) 1,867 113,943
Corpay, Inc.
*
(Software) 149 48,480
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 946 940,797
Crowdstrike Holdings, Inc.
*
- Class A (Software) 525 225,157
CSX Corp. (Ground Transportation) 1,889 53,024
Cummins, Inc. (Machinery) 293 86,095
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 108 21,669
DaVita, Inc.
*
(Health Care Providers & Services) 94 13,306
Dayforce, Inc.
*
(Professional Services) 337 19,502
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 323 35,798
Deere & Co. (Machinery) 238 110,327
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 312 28,629
Common Stocks (99.9%), continued
Shares Value
Delta Air Lines, Inc. (Passenger Airlines) 1,366 $ 56,867
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 357 25,483
Discover Financial Services (Consumer Finance) 535 97,728
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 31 15,201
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 723 139,459
Dover Corp. (Machinery) 132 22,526
Eaton Corp. PLC (Electrical Equipment) 842 247,859
eBay, Inc. (Broadline Retail) 683 46,553
Ecolab, Inc. (Chemicals) 263 66,126
Electronic Arts, Inc. (Entertainment) 202 29,308
Eli Lilly & Co. (Pharmaceuticals) 1,679 1,509,336
Emerson Electric Co. (Electrical Equipment) 817 85,875
Equinix, Inc. (Specialized REITs) 98 84,354
Erie Indemnity Co. - Class A (Insurance) 53 19,007
Essex Property Trust, Inc. (Residential REITs) 66 18,424
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 262 41,116
Extra Space Storage, Inc. (Specialized REITs) 203 29,744
F5, Inc.
*
(Communications Equipment) 57 15,090
FactSet Research Systems, Inc. (Capital Markets) 37 15,992
Fair Isaac Corp.
*
(Software) 52 103,463
Fastenal Co. (Trading Companies & Distributors) 696 56,355
First Horizon Corp. (Banks) 1 14
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 121 15,224
Fiserv, Inc.
*
(Financial Services) 1,213 223,883
Fortinet, Inc.
*
(Software) 1,355 140,595
Garmin, Ltd. (Household Durables) 327 61,106
Gartner, Inc.
*
(IT Services) 164 69,057
GE Vernova, Inc.
*
(Electrical Equipment) 588 218,042
Gen Digital, Inc. (Software) 670 17,333
Generac Holdings, Inc.
*
(Electrical Equipment) 79 9,036
General Electric Co. (Industrial Conglomerates) 937 188,843
GoDaddy, Inc.
*
- Class A (IT Services) 300 56,499
HCA Healthcare, Inc. (Health Care Providers &
Services) 225 77,643
Hess Corp. (Oil, Gas & Consumable Fuels) 589 76,010
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 513 115,671
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 937 13,230
Howmet Aerospace, Inc. (Aerospace & Defense) 863 119,595
Hubbell, Inc. (Electrical Equipment) 115 41,766
Illinois Tool Works, Inc. (Machinery) 234 56,139
Incyte Corp.
*
(Biotechnology) 205 12,845
Ingersoll Rand, Inc. (Machinery) 858 64,719
Insulet Corp.
*
(Health Care Equipment & Supplies) 150 37,844
Intercontinental Exchange, Inc. (Capital Markets) 637 106,997
International Business Machines Corp. (IT Services) 1,970 476,386
Intuit, Inc. (Software) 597 374,600
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 760 392,007
Iron Mountain, Inc. (Specialized REITs) 625 56,044
Jack Henry & Associates, Inc. (Financial Services) 62 10,753
JPMorgan Chase & Co. (Banks) 3,396 830,730
KKR & Co., Inc. (Capital Markets) 632 72,219
KLA Corp. (Semiconductors & Semiconductor
Equipment) 283 198,861
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 732 26,842
Leidos Holdings, Inc. (Professional Services) 146 21,488
Lennox International, Inc. (Building Products) 68 37,179
Live Nation Entertainment, Inc.
*
(Entertainment) 334 44,238
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 110 29,785
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 489 116,595
Marsh & McLennan Cos., Inc. (Insurance) 460 103,716
Martin Marietta Materials, Inc. (Construction Materials) 68 35,631

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Growth ProFund
Common Stocks (99.9%), continued
Shares Value
Masco Corp. (Building Products) 185 $ 11,213
MasterCard, Inc. - Class A (Financial Services) 1,736 951,432
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 4,665 2,561,085
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 18 19,270
Microsoft Corp. (Software) 8,237 3,255,757
Mid-America Apartment Communities, Inc. (Residential
REITs) 102 16,284
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 102 60,496
Monster Beverage Corp.
*
(Beverages) 656 39,439
Moody's Corp. (Capital Markets) 172 77,937
Morgan Stanley (Capital Markets) 1,186 136,888
Motorola Solutions, Inc. (Communications Equipment) 356 156,779
MSCI, Inc. (Capital Markets) 166 90,488
Nasdaq, Inc. (Capital Markets) 361 27,512
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 203 18,219
Netflix, Inc.
*
(Entertainment) 911 1,030,998
NextEra Energy, Inc. (Electric Utilities) 2,935 196,293
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 936 15,004
NRG Energy, Inc. (Electric Utilities) 431 47,229
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 52,199 5,685,516
NVR, Inc.
*
(Household Durables) 4 28,503
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 217 39,995
Old Dominion Freight Line, Inc. (Ground
Transportation) 185 28,357
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 740 60,798
Oracle Corp. (Software) 3,456 486,328
O'Reilly Automotive, Inc.
*
(Specialty Retail) 123 174,070
PACCAR, Inc. (Machinery) 614 55,389
Packaging Corp. of America (Containers & Packaging) 95 17,633
Palantir Technologies, Inc. (Software) 4,367 517,227
Palo Alto Networks, Inc.
*
(Software) 1,411 263,758
Parker-Hannifin Corp. (Machinery) 274 165,786
Paychex, Inc. (Professional Services) 321 47,226
Paycom Software, Inc. (Professional Services) 101 22,865
PayPal Holdings, Inc.
*
(Financial Services) 1,411 92,900
Pentair PLC (Machinery) 228 20,686
Philip Morris International, Inc. (Tobacco) 1,789 306,563
PPL Corp. (Electric Utilities) 817 29,821
PTC, Inc.
*
(Software) 121 18,751
Public Service Enterprise Group, Inc. (Multi-Utilities) 498 39,805
Public Storage (Specialized REITs) 335 100,643
PulteGroup, Inc. (Household Durables) 431 44,212
Quanta Services, Inc. (Construction & Engineering) 314 91,905
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 85 19,121
Raymond James Financial, Inc. (Capital Markets) 243 33,301
Raytheon Technologies Corp. (Aerospace & Defense) 1,618 204,078
Republic Services, Inc. (Commercial Services &
Supplies) 432 108,324
ResMed, Inc. (Health Care Equipment & Supplies) 313 74,053
Rollins, Inc. (Commercial Services & Supplies) 346 19,767
Royal Caribbean Cruises, Ltd.
*
(Hotels, Restaurants &
Leisure) 528 113,472
S&P Global, Inc. (Capital Markets) 315 157,515
Salesforce, Inc. (Software) 2,039 547,900
ServiceNow, Inc.
*
(Software) 439 419,249
Simon Property Group, Inc. (Retail REITs) 654 102,927
Stryker Corp. (Health Care Equipment & Supplies) 388 145,081
Common Stocks (99.9%), continued
Shares Value
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 1,072 $ 34,154
Synchrony Financial (Consumer Finance) 827 42,963
Synopsys, Inc.
*
(Software) 172 78,950
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 440 31,086
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 465 79,469
Tesla, Inc.
*
(Automobiles) 5,962 1,682,238
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels) 40 51,555
The Bank of New York Mellon Corp. (Capital Markets) 825 66,338
The Hartford Financial Services Group, Inc. (Insurance) 337 41,340
The Home Depot, Inc. (Specialty Retail) 931 335,615
The Progressive Corp. (Insurance) 1,249 351,892
The Sherwin-Williams Co. (Chemicals) 281 99,171
The TJX Cos., Inc. (Specialty Retail) 1,413 181,825
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 1,349 79,011
TKO Group Holdings, Inc.
*
(Entertainment) 142 23,133
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 542 133,847
Tractor Supply Co. (Specialty Retail) 614 31,081
Trane Technologies PLC (Building Products) 478 183,221
TransDigm Group, Inc. (Aerospace & Defense) 120 169,568
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 230 14,292
Tyler Technologies, Inc.
*
(Software) 91 49,440
Uber Technologies, Inc.
*
(Ground Transportation) 4,451 360,576
UDR, Inc. (Residential REITs) 287 12,020
United Airlines Holdings, Inc.
*
(Passenger Airlines) 700 48,174
United Rentals, Inc. (Trading Companies & Distributors) 139 87,772
Veralto Corp. (Commercial Services & Supplies) 252 24,167
Verisk Analytics, Inc. (Professional Services) 133 39,425
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 547 278,697
Visa, Inc. - Class A (Financial Services) 3,672 1,268,677
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 724 93,852
Vulcan Materials Co. (Construction Materials) 175 45,907
W.R. Berkley Corp. (Insurance) 351 25,163
W.W. Grainger, Inc. (Trading Companies & Distributors) 95 97,309
Wabtec Corp. (Machinery) 364 67,245
Walmart, Inc. (Consumer Staples Distribution & Retail) 6,192 602,172
Waste Management, Inc. (Commercial Services &
Supplies) 412 96,144
Waters Corp.
*
(Life Sciences Tools & Services) 58 20,169
Welltower, Inc. (Health Care REITs) 701 106,966
Williams-Sonoma, Inc. (Specialty Retail) 262 40,471
Willis Towers Watson PLC (Insurance) 102 31,396
Workday, Inc.
*
- Class A (Software) 215 52,675
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 190 15,259
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 243 36,557
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 49 12,266
TOTAL COMMON STOCKS
  (Cost $43,585,105) 51,611,014
Repurchase Agreements
(a)
( 0.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $110,013 $ 110,000 110,000
TOTAL REPURCHASE AGREEMENTS
(Cost $110,000) 110,000

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Large-Cap Growth ProFund
Repurchase Agreements
(a)
(0.2%) (continued)
TOTAL INVESTMENT SECURITIES
  (Cost $43,695,105)— 100.1% $ 51,721,014
Net other assets (liabilities) —  (0.1)% (34,426)
NET ASSETS — 100.0% $ 51,686,588
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
Large-Cap Growth ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 588,303 1.1%
Automobiles 1,682,238 3.3%
Banks 830,744 1.6%
Beverages 39,439 0.1%
Biotechnology 742,932 1.4%
Broadline Retail 2,196,522 4.2%
Building Products 312,044 0.6%
Capital Markets 881,747 1.7%
Chemicals 165,297 0.3%
Commercial Services & Supplies 517,083 1.0%
Communications Equipment 352,863 0.7%
Construction & Engineering 91,905 0.2%
Construction Materials 81,538 0.2%
Consumer Finance 455,854 0.9%
Consumer Staples Distribution & Retail 1,542,969 3.0%
Containers & Packaging 17,633
NM
Electric Utilities 422,377 0.8%
Electrical Equipment 641,751 1.2%
Electronic Equipment, Instruments & Components 225,089 0.4%
Entertainment 1,127,677 2.2%
Financial Services 3,698,214 7.2%
Ground Transportation 441,956 0.8%
Health Care Equipment & Supplies 997,479 1.9%
Health Care Providers & Services 90,949 0.2%
Health Care REITs 106,966 0.2%
Hotel & Resort REITs 13,230
NM
Hotels, Restaurants & Leisure 1,318,092 2.6%
Household Durables 133,821 0.3%
Household Products 70,064 0.1%
Independent Power/Renewable Electricity Producers 93,852 0.2%
Industrial Conglomerates 188,843 0.4%
Insurance 886,966 1.7%
Interactive Media & Services 6,155,294 11.9%
IT Services 601,942 1.2%
Life Sciences Tools & Services 39,439 0.1%
Machinery 963,750 1.9%
Multi-Utilities 39,805 0.1%
Value
% of Net
Assets
Oil, Gas & Consumable Fuels $ 346,843 0.7%
Passenger Airlines 105,041 0.2%
Pharmaceuticals 1,509,337 2.9%
Professional Services 325,667 0.6%
Real Estate Management & Development 76,851 0.1%
Residential REITs 87,742 0.2%
Retail REITs 102,926 0.2%
Semiconductors & Semiconductor Equipment 8,031,856 15.5%
Software 6,993,106 13.5%
Specialized REITs 270,785 0.5%
Specialty Retail 898,516 1.7%
Technology Hardware, Storage & Peripherals 3,209,852 6.3%
Textiles, Apparel & Luxury Goods 115,790 0.2%
Tobacco 404,752 0.8%
Trading Companies & Distributors 241,436 0.5%
Wireless Telecommunication Services 133,847 0.3%
Other
**
75,574 0.1%
Total $ 51,686,588 100.0%
NM
Not meaningful, amount is less than 0.05%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Value ProFund
Common Stocks ( 99.5% )
Shares Value
3M Co. (Industrial Conglomerates) 2,998 $ 416,452
A.O. Smith Corp. (Building Products) 653 44,313
Abbott Laboratories (Health Care Equipment &
Supplies) 9,572 1,251,540
AbbVie, Inc. (Biotechnology) 5,651 1,102,510
Accenture PLC - Class A (IT Services) 3,453 1,032,964
Adobe, Inc.
*
(Software) 1,395 523,097
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 8,945 870,796
Aflac, Inc. (Insurance) 2,733 297,022
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 1,574 169,362
Air Products & Chemicals, Inc. (Chemicals) 1,228 332,899
Akamai Technologies, Inc.
*
(IT Services) 829 66,801
Albemarle Corp. (Chemicals) 649 37,999
Alexandria Real Estate Equities, Inc. (Office REITs) 850 61,761
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 387 67,067
Allegion PLC (Building Products) 225 31,320
Alliant Energy Corp. (Electric Utilities) 1,416 86,433
Allstate Corp. (Insurance) 1,462 290,046
Altria Group, Inc. (Tobacco) 5,051 298,767
Amazon.com, Inc.
*
(Broadline Retail) 21,865 4,032,343
Amcor PLC (Containers & Packaging) 12,624 116,141
Ameren Corp. (Multi-Utilities) 1,490 147,868
American Electric Power Co., Inc. (Electric Utilities) 2,943 318,845
American International Group, Inc. (Insurance) 3,276 267,060
American Tower Corp. (Specialized REITs) 2,579 581,333
American Water Works Co., Inc. (Water Utilities) 1,076 158,183
AMETEK, Inc. (Electrical Equipment) 676 114,636
Amgen, Inc. (Biotechnology) 1,690 491,655
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 2,739 533,886
ANSYS, Inc.
*
(Software) 270 86,908
Aon PLC - Class A (Insurance) 584 207,197
APA Corp. (Oil, Gas & Consumable Fuels) 2,043 31,748
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 44,776 9,514,901
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 2,600 391,846
Aptiv PLC
*
(Automobile Components) 1,266 72,238
Archer-Daniels-Midland Co. (Food Products) 2,643 126,203
Arthur J. Gallagher & Co. (Insurance) 772 247,573
Assurant, Inc. (Insurance) 283 54,545
AT&T, Inc. (Diversified Telecommunication Services) 39,624 1,097,584
Atmos Energy Corp. (Gas Utilities) 876 140,712
Automatic Data Processing, Inc. (Professional Services) 965 290,078
AvalonBay Communities, Inc. (Residential REITs) 439 92,181
Avery Dennison Corp. (Containers & Packaging) 443 75,802
Baker Hughes Co. (Energy Equipment & Services) 5,467 193,532
Ball Corp. (Containers & Packaging) 1,647 85,545
Bank of America Corp. (Banks) 36,550 1,457,614
Baxter International, Inc. (Health Care Equipment &
Supplies) 2,820 87,899
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 1,585 328,238
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 5,159 2,751,036
Best Buy Co., Inc. (Specialty Retail) 1,074 71,625
Biogen, Inc.
*
(Biotechnology) 808 97,833
Bio-Techne Corp. (Life Sciences Tools & Services) 873 43,956
BlackRock, Inc. (Capital Markets) 805 735,980
Blackstone, Inc. (Capital Markets) 4,040 532,108
Boston Properties, Inc. (Office REITs) 805 51,303
Bristol-Myers Squibb Co. (Pharmaceuticals) 11,201 562,290
Broadridge Financial Solutions, Inc. (Professional
Services) 361 87,506
Brown-Forman Corp. - Class B (Beverages) 1,006 35,049
Common Stocks (99.5%), continued
Shares Value
Builders FirstSource, Inc.
*
(Building Products) 305 $ 36,487
Bunge Global SA (Food Products) 736 57,938
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 656 58,528
Cadence Design Systems, Inc.
*
(Software) 681 202,761
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 1,175 31,796
Camden Property Trust (Residential REITs) 288 32,774
Campbell Soup Co. (Food Products) 1,087 39,632
Capital One Financial Corp. (Consumer Finance) 2,104 379,267
Cardinal Health, Inc. (Health Care Providers & Services) 1,333 188,340
CarMax, Inc.
*
(Specialty Retail) 848 54,840
Carrier Global Corp. (Building Products) 2,318 144,968
Cboe Global Markets, Inc. (Capital Markets) 578 128,200
CDW Corp. (Electronic Equipment, Instruments &
Components) 735 118,012
Cencora, Inc. (Health Care Providers & Services) 953 278,915
Centene Corp.
*
(Health Care Providers & Services) 2,739 163,929
CenterPoint Energy, Inc. (Multi-Utilities) 3,599 139,569
CF Industries Holdings, Inc. (Chemicals) 960 75,235
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 282 33,451
Charter Communications, Inc.
*
- Class A (Media) 533 208,861
Chevron Corp. (Oil, Gas & Consumable Fuels) 9,225 1,255,154
Chubb, Ltd. (Insurance) 2,058 588,754
Church & Dwight Co., Inc. (Household Products) 1,357 134,804
Cincinnati Financial Corp. (Insurance) 406 56,519
Cisco Systems, Inc. (Communications Equipment) 21,984 1,269,137
Citigroup, Inc. (Banks) 10,361 708,485
Citizens Financial Group, Inc. (Banks) 2,414 89,052
CME Group, Inc. (Capital Markets) 1,989 551,113
CMS Energy Corp. (Multi-Utilities) 1,649 121,449
Cognizant Technology Solutions Corp. - Class A (IT
Services) 2,731 200,920
Colgate-Palmolive Co. (Household Products) 2,509 231,305
Comcast Corp. - Class A (Media) 20,819 712,009
Conagra Brands, Inc. (Food Products) 2,636 65,136
ConocoPhillips (Oil, Gas & Consumable Fuels) 7,042 627,583
Consolidated Edison, Inc. (Multi-Utilities) 1,912 215,578
Constellation Brands, Inc. - Class A (Beverages) 858 160,909
Corning, Inc. (Electronic Equipment, Instruments &
Components) 4,256 188,881
Corteva, Inc. (Chemicals) 3,783 234,508
CoStar Group, Inc.
*
(Real Estate Management &
Development) 2,326 172,519
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 4,067 99,886
Crown Castle International Corp. (Specialized REITs) 2,399 253,718
CSX Corp. (Ground Transportation) 5,749 161,374
CVS Health Corp. (Health Care Providers & Services) 6,959 464,235
D.R. Horton, Inc. (Household Durables) 1,565 197,721
Danaher Corp. (Life Sciences Tools & Services) 3,533 704,233
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 369 74,036
Deere & Co. (Machinery) 783 362,967
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 913 83,777
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 3,629 110,358
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 1,230 87,797
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 1,031 136,102
Digital Realty Trust, Inc. (Specialized REITs) 1,747 280,463
Dollar General Corp. (Consumer Staples Distribution &
Retail) 1,214 113,740
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 1,115 91,174
Dominion Energy, Inc. (Multi-Utilities) 4,637 252,160
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 110 53,941
Dover Corp. (Machinery) 416 70,990
Dow, Inc. (Chemicals) 3,885 118,842

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Large-Cap Value ProFund
Common Stocks (99.5%), continued
Shares Value
DTE Energy Co. (Multi-Utilities) 1,144 $ 156,728
Duke Energy Corp. (Electric Utilities) 4,283 522,611
DuPont de Nemours, Inc. (Chemicals) 2,308 152,305
Eastman Chemical Co. (Chemicals) 637 49,049
eBay, Inc. (Broadline Retail) 873 59,504
Ecolab, Inc. (Chemicals) 709 178,264
Edison International (Electric Utilities) 2,138 114,404
Edwards LifeSciences Corp.
*
(Health Care Equipment &
Supplies) 3,255 245,720
Electronic Arts, Inc. (Entertainment) 786 114,041
Elevance Health, Inc. (Health Care Providers & Services) 1,280 538,342
Emerson Electric Co. (Electrical Equipment) 995 104,584
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 731 32,595
Entergy Corp. (Electric Utilities) 2,367 196,863
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 3,105 342,575
EPAM Systems, Inc.
*
(IT Services) 313 49,113
EQT Corp. (Oil, Gas & Consumable Fuels) 3,295 162,905
Equifax, Inc. (Professional Services) 684 177,929
Equinix, Inc. (Specialized REITs) 284 244,453
Equity Residential (Residential REITs) 1,887 132,581
Essex Property Trust, Inc. (Residential REITs) 185 51,643
Everest Group, Ltd. (Insurance) 237 85,043
Evergy, Inc. (Electric Utilities) 1,269 87,688
Eversource Energy (Electric Utilities) 2,024 120,388
Exelon Corp. (Electric Utilities) 5,548 260,201
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 1,161 120,628
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 773 84,960
Extra Space Storage, Inc. (Specialized REITs) 644 94,359
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 24,028 2,538,077
F5, Inc.
*
(Communications Equipment) 172 45,535
FactSet Research Systems, Inc. (Capital Markets) 114 49,273
Fastenal Co. (Trading Companies & Distributors) 1,361 110,200
Federal Realty Investment Trust (Retail REITs) 425 39,959
FedEx Corp. (Air Freight & Logistics) 1,224 257,444
Fidelity National Information Services, Inc. (Financial
Services) 2,924 230,645
Fifth Third Bancorp (Banks) 3,699 132,942
First Horizon Corp. (Banks) 1 15
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 277 34,852
FirstEnergy Corp. (Electric Utilities) 2,832 121,436
Ford Motor Co. (Automobiles) 21,486 215,075
Fortive Corp. (Machinery) 1,882 131,157
Fox Corp.
*
- Class A (Media) 1,203 59,897
Fox Corp. - Class B (Media) 728 33,663
Franklin Resources, Inc. (Capital Markets) 1,711 32,098
Freeport-McMoRan, Inc. (Metals & Mining) 7,933 285,826
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 2,524 177,513
Gen Digital, Inc. (Software) 1,259 32,570
Generac Holdings, Inc.
*
(Electrical Equipment) 124 14,183
General Dynamics Corp. (Aerospace & Defense) 1,402 381,512
General Electric Co. (Industrial Conglomerates) 3,495 704,382
General Mills, Inc. (Food Products) 3,042 172,603
General Motors Co. (Automobiles) 5,493 248,503
Genuine Parts Co. (Distributors) 767 90,161
Gilead Sciences, Inc. (Biotechnology) 6,880 732,995
Global Payments, Inc. (Financial Services) 1,367 104,316
Globe Life, Inc. (Insurance) 464 57,230
Halliburton Co. (Energy Equipment & Services) 4,793 94,997
Hasbro, Inc. (Leisure Products) 724 44,816
HCA Healthcare, Inc. (Health Care Providers &
Services) 405 139,757
Common Stocks (99.5%), continued
Shares Value
Healthpeak Properties, Inc. (Health Care REITs) 3,862 $ 68,898
Henry Schein, Inc.
*
(Health Care Providers & Services) 688 44,699
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 7,252 117,627
Hologic, Inc.
*
(Health Care Equipment & Supplies) 1,239 72,110
Honeywell International, Inc. (Industrial Conglomerates) 3,590 755,696
Hormel Foods Corp. (Food Products) 1,608 48,079
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,428 20,163
HP, Inc. (Technology Hardware, Storage & Peripherals) 5,178 132,401
Humana, Inc. (Health Care Providers & Services) 666 174,652
Huntington Bancshares, Inc. (Banks) 8,026 116,618
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 217 49,984
IDEX Corp. (Machinery) 417 72,545
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 451 195,125
Illinois Tool Works, Inc. (Machinery) 869 208,482
Incyte Corp.
*
(Biotechnology) 354 22,182
Intel Corp. (Semiconductors & Semiconductor
Equipment) 23,902 480,430
Intercontinental Exchange, Inc. (Capital Markets) 1,523 255,818
International Flavors & Fragrances, Inc. (Chemicals) 1,411 110,707
International Paper Co. (Containers & Packaging) 2,911 132,974
Invesco, Ltd. (Capital Markets) 2,474 34,463
Invitation Homes, Inc. (Residential REITs) 3,145 107,528
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 924 143,285
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 439 57,325
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 605 88,669
Jack Henry & Associates, Inc. (Financial Services) 241 41,797
Jacobs Solutions, Inc. (Professional Services) 676 83,689
Johnson & Johnson (Pharmaceuticals) 13,289 2,077,203
Johnson Controls International PLC (Building Products) 3,644 305,731
JPMorgan Chase & Co. (Banks) 6,636 1,623,299
Juniper Networks, Inc. (Communications Equipment) 1,828 66,393
Kellanova (Food Products) 1,484 122,831
Kenvue, Inc. (Personal Care Products) 10,584 249,783
Keurig Dr Pepper, Inc. (Beverages) 6,590 227,948
KeyCorp (Banks) 5,499 81,605
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 954 138,712
Kimberly-Clark Corp. (Household Products) 1,831 241,289
Kimco Realty Corp. (Retail REITs) 3,752 74,965
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 10,670 280,621
KKR & Co., Inc. (Capital Markets) 2,087 238,481
L3Harris Technologies, Inc. (Aerospace & Defense) 1,039 228,601
Labcorp Holdings, Inc. (Health Care Providers &
Services) 460 110,865
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 7,088 507,997
Lamb Weston Holdings, Inc. (Food Products) 789 41,667
Leidos Holdings, Inc. (Professional Services) 348 51,219
Lennar Corp. - Class A (Household Durables) 1,288 139,890
Linde PLC (Chemicals) 2,628 1,191,087
LKQ Corp. (Distributors) 1,435 54,831
Lockheed Martin Corp. (Aerospace & Defense) 1,156 552,279
Loews Corp. (Insurance) 975 84,659
Lowe's Cos., Inc. (Specialty Retail) 3,117 696,837
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 335 90,708
LyondellbBasell Industries N.V. - Class A (Chemicals) 1,431 83,299
M&T Bank Corp. (Banks) 916 155,500
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 1,744 239,643

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Value ProFund
Common Stocks (99.5%), continued
Shares Value
MarketAxess Holdings, Inc. (Capital Markets) 208 $ 46,091
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 1 154
Marsh & McLennan Cos., Inc. (Insurance) 1,518 342,263
Martin Marietta Materials, Inc. (Construction Materials) 162 84,885
Masco Corp. (Building Products) 689 41,760
Match Group, Inc.
*
(Interactive Media & Services) 1,386 41,109
McCormick & Co., Inc. (Food Products) 1,395 106,941
McDonald's Corp. (Hotels, Restaurants & Leisure) 3,956 1,264,534
McKesson Corp. (Health Care Providers & Services) 691 492,538
Medtronic PLC (Health Care Equipment & Supplies) 7,078 599,931
Merck & Co., Inc. (Pharmaceuticals) 13,964 1,189,733
MetLife, Inc. (Insurance) 3,195 240,807
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 69 73,869
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 1,236 38,885
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,970 136,858
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 6,149 473,166
Microsoft Corp. (Software) 19,696 7,785,042
Mid-America Apartment Communities, Inc. (Residential
REITs) 381 60,827
Moderna, Inc.
*
(Biotechnology) 1,871 53,398
Mohawk Industries, Inc.
*
(Household Durables) 289 30,735
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 306 100,065
Molson Coors Beverage Co. - Class B (Beverages) 950 54,654
Mondelez International, Inc. - Class A (Food Products) 7,140 486,448
Monster Beverage Corp.
*
(Beverages) 2,164 130,100
Moody's Corp. (Capital Markets) 410 185,779
Morgan Stanley (Capital Markets) 3,757 433,633
Nasdaq, Inc. (Capital Markets) 1,347 102,655
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 595 53,401
Newmont Corp. (Metals & Mining) 6,284 331,041
News Corp.
*
- Class A (Media) 2,089 56,654
News Corp.
*
- Class B (Media) 618 19,418
NextEra Energy, Inc. (Electric Utilities) 3,746 250,532
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 6,520 367,728
NiSource, Inc. (Multi-Utilities) 2,594 101,451
Nordson Corp. (Machinery) 300 56,871
Norfolk Southern Corp. (Ground Transportation) 1,250 280,063
Northern Trust Corp. (Capital Markets) 1,082 101,686
Northrop Grumman Corp. (Aerospace & Defense) 751 365,362
Nucor Corp. (Metals & Mining) 1,295 154,584
NVR, Inc.
*
(Household Durables) 6 42,755
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 841 155,005
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 3,730 146,999
Old Dominion Freight Line, Inc. (Ground
Transportation) 561 85,990
Omnicom Group, Inc. (Media) 1,085 82,634
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 2,326 92,342
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 1,507 123,815
Otis Worldwide Corp. (Machinery) 2,188 210,639
PACCAR, Inc. (Machinery) 1,303 117,544
Packaging Corp. of America (Containers & Packaging) 246 45,660
Paramount Global
(a)
- Class B (Media) 3,285 38,566
Paychex, Inc. (Professional Services) 938 137,999
PayPal Holdings, Inc.
*
(Financial Services) 1,802 118,644
Common Stocks (99.5%), continued
Shares Value
Pentair PLC (Machinery) 319 $ 28,943
PepsiCo, Inc. (Beverages) 7,570 1,026,341
Pfizer, Inc. (Pharmaceuticals) 31,281 763,569
PG&E Corp. (Electric Utilities) 12,109 200,041
Philip Morris International, Inc. (Tobacco) 3,948 676,529
Phillips 66 (Oil, Gas & Consumable Fuels) 2,279 237,153
Pinnacle West Capital Corp. (Electric Utilities) 627 59,678
PNC Financial Services Group, Inc. (Banks) 2,185 351,108
Pool Corp. (Distributors) 212 62,146
PPG Industries, Inc. (Chemicals) 1,280 139,341
PPL Corp. (Electric Utilities) 1,957 71,431
Principal Financial Group, Inc. (Insurance) 1,162 86,162
Prologis, Inc. (Industrial REITs) 5,116 522,855
Prudential Financial, Inc. (Insurance) 1,954 200,695
PTC, Inc.
*
(Software) 352 54,549
Public Service Enterprise Group, Inc. (Multi-Utilities) 1,457 116,458
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 6,105 906,348
Quest Diagnostics, Inc. (Health Care Providers &
Services) 613 109,249
Raymond James Financial, Inc. (Capital Markets) 386 52,897
Raytheon Technologies Corp. (Aerospace & Defense) 3,162 398,823
Realty Income Corp. (Retail REITs) 4,831 279,521
Regency Centers Corp. (Retail REITs) 902 65,106
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 580 347,281
Regions Financial Corp. (Banks) 5,019 102,438
Revvity, Inc. (Life Sciences Tools & Services) 672 62,785
Rockwell Automation, Inc. (Electrical Equipment) 624 154,553
Rollins, Inc. (Commercial Services & Supplies) 652 37,249
Roper Technologies, Inc. (Software) 592 331,567
Ross Stores, Inc. (Specialty Retail) 1,822 253,258
S&P Global, Inc. (Capital Markets) 922 461,046
SBA Communications Corp. - Class A (Specialized
REITs) 594 144,580
Schlumberger N.V. (Energy Equipment & Services) 7,733 257,122
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 1,169 106,414
Sempra (Multi-Utilities) 3,496 259,648
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 887 57,016
Smurfit WestRock PLC
*
(Containers & Packaging) 2,729 114,673
Snap-on, Inc. (Machinery) 289 90,691
Solventum Corp.
*
(Health Care Equipment & Supplies) 762 50,383
Southwest Airlines Co. (Passenger Airlines) 3,272 91,485
Stanley Black & Decker, Inc. (Machinery) 851 51,077
Starbucks Corp. (Hotels, Restaurants & Leisure) 6,270 501,913
State Street Corp. (Capital Markets) 1,592 140,255
Steel Dynamics, Inc. (Metals & Mining) 783 101,563
STERIS PLC (Health Care Equipment & Supplies) 542 121,809
Stryker Corp. (Health Care Equipment & Supplies) 891 333,163
Synopsys, Inc.
*
(Software) 410 188,194
Sysco Corp. (Consumer Staples Distribution & Retail) 2,701 192,851
T. Rowe Price Group, Inc. (Capital Markets) 1,229 108,828
Take-Two Interactive Software, Inc.
*
(Entertainment) 906 211,388
Target Corp. (Consumer Staples Distribution & Retail) 2,528 244,458
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 1,646 240,941
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 257 119,770
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 899 66,715
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 5,025 804,251
Textron, Inc. (Aerospace & Defense) 1,007 70,863

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Large-Cap Value ProFund
Common Stocks (99.5%), continued
Shares Value
The AES Corp. (Independent Power/Renewable
Electricity Producers) 3,924 $ 39,240
The Bank of New York Mellon Corp. (Capital Markets) 1,823 146,587
The Boeing Co.
*
(Aerospace & Defense) 4,140 758,614
The Charles Schwab Corp. (Capital Markets) 9,406 765,649
The Cigna Group (Health Care Providers & Services) 1,512 514,140
The Clorox Co. (Household Products) 680 96,764
The Coca-Cola Co. (Beverages) 21,372 1,550,538
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 1,102 90,000
The Estee Lauder Cos., Inc. (Personal Care Products) 1,292 77,468
The Goldman Sachs Group, Inc. (Capital Markets) 1,722 942,882
The Hartford Financial Services Group, Inc. (Insurance) 714 87,586
The Hershey Co. (Food Products) 815 136,260
The Home Depot, Inc. (Specialty Retail) 3,071 1,107,065
The Interpublic Group of Cos., Inc. (Media) 2,058 51,697
The J.M. Smucker Co. (Food Products) 587 68,250
The Kraft Heinz Co. (Food Products) 4,816 140,146
The Kroger Co. (Consumer Staples Distribution &
Retail) 3,674 265,299
The Mosaic Co. (Chemicals) 1,755 53,352
The Procter & Gamble Co. (Household Products) 12,943 2,104,144
The Sherwin-Williams Co. (Chemicals) 550 194,106
The Southern Co. (Electric Utilities) 6,048 555,750
The TJX Cos., Inc. (Specialty Retail) 2,544 327,362
The Travelers Cos., Inc. (Insurance) 1,252 330,691
The Walt Disney Co. (Entertainment) 9,978 907,499
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 3,230 189,181
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 2,111 905,618
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 1,245 307,453
Tractor Supply Co. (Specialty Retail) 1,357 68,691
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 760 47,226
Truist Financial Corp. (Banks) 7,264 278,502
Tyson Foods, Inc. - Class A (Food Products) 1,580 96,759
U.S. Bancorp (Banks) 8,611 347,368
UDR, Inc. (Residential REITs) 914 38,278
Ulta Beauty, Inc.
*
(Specialty Retail) 256 101,284
Union Pacific Corp. (Ground Transportation) 3,336 719,441
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 4,037 384,727
UnitedHealth Group, Inc. (Health Care Providers &
Services) 5,080 2,090,115
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 325 57,548
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 1,747 202,809
Ventas, Inc. (Health Care REITs) 2,413 169,103
Veralto Corp. (Commercial Services & Supplies) 710 68,089
VeriSign, Inc.
*
(IT Services) 449 126,672
Verisk Analytics, Inc. (Professional Services) 435 128,947
Verizon Communications, Inc. (Diversified
Telecommunication Services) 23,237 1,023,822
Viatris, Inc. (Pharmaceuticals) 6,590 55,488
VICI Properties, Inc. (Specialized REITs) 5,819 186,324
Vulcan Materials Co. (Construction Materials) 276 72,403
W.R. Berkley Corp. (Insurance) 746 53,481
Walgreens Boots Alliance, Inc. (Consumer Staples
Distribution & Retail) 3,959 43,430
Walmart, Inc. (Consumer Staples Distribution & Retail) 7,902 768,469
Warner Bros. Discovery, Inc.
*
(Entertainment) 12,322 106,832
Waste Management, Inc. (Commercial Services &
Supplies) 948 221,225
Waters Corp.
*
(Life Sciences Tools & Services) 178 61,896
Common Stocks (99.5%), continued
Shares Value
WEC Energy Group, Inc. (Multi-Utilities) 1,754 $ 192,098
Wells Fargo & Co. (Banks) 18,154 1,289,116
Welltower, Inc. (Health Care REITs) 1,547 236,057
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 399 84,305
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 1,920 84,211
Weyerhaeuser Co. (Specialized REITs) 4,006 103,795
Willis Towers Watson PLC (Insurance) 287 88,339
Workday, Inc.
*
- Class A (Software) 626 153,370
Xcel Energy, Inc. (Electric Utilities) 3,170 224,119
Xylem, Inc. (Machinery) 1,340 161,564
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 909 136,750
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 157 39,300
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 1,100 113,355
Zoetis, Inc. (Pharmaceuticals) 2,472 386,621
TOTAL COMMON STOCKS
  (Cost $121,477,843) 126,844,642
Repurchase Agreements
(b)
( 0.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $461,054 $ 461,000 461,000
TOTAL REPURCHASE AGREEMENTS
(Cost $461,000) 461,000
Collateral for Securities Loaned
(c)
(
NM
)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(d)
1,404 1,404
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $1,404) 1,404
TOTAL INVESTMENT SECURITIES
  (Cost $121,940,247)— 99.9% 127,307,046
Net other assets (liabilities) —  0.1% 109,452
NET ASSETS — 100.0% $ 127,416,498
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $1,374.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
NM
Not meaningful, amount is less than 0.05%
(d)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
REIT
Real Estate Investment Trust

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Value ProFund
Large-Cap Value ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 2,806,037 2.2%
Air Freight & Logistics 785,659 0.6%
Automobile Components 72,238 0.1%
Automobiles 463,578 0.4%
Banks 6,733,661 5.3%
Beverages 3,185,539 2.5%
Biotechnology 2,847,854 2.2%
Broadline Retail 4,091,847 3.2%
Building Products 604,579 0.5%
Capital Markets 6,045,522 4.7%
Chemicals 2,950,994 2.3%
Commercial Services & Supplies 326,563 0.3%
Communications Equipment 1,381,065 1.1%
Construction Materials 157,288 0.1%
Consumer Finance 379,267 0.3%
Consumer Staples Distribution & Retail 1,719,421 1.3%
Containers & Packaging 570,795 0.5%
Distributors 207,138 0.2%
Diversified Telecommunication Services 2,121,407 1.7%
Electric Utilities 3,190,420 2.5%
Electrical Equipment 387,956 0.3%
Electronic Equipment, Instruments & Components 981,512 0.8%
Energy Equipment & Services 545,651 0.4%
Entertainment 1,339,759 1.1%
Financial Services 3,246,438 2.5%
Food Products 1,708,893 1.3%
Gas Utilities 140,712 0.1%
Ground Transportation 1,304,193 1.0%
Health Care Equipment & Supplies 3,821,650 3.0%
Health Care Providers & Services 5,467,389 4.3%
Health Care REITs 474,058 0.4%
Hotel & Resort REITs 20,163
NM
Hotels, Restaurants & Leisure 2,102,009 1.6%
Household Durables 411,101 0.3%
Household Products 2,808,306 2.2%
Independent Power/Renewable Electricity Producers 39,240
NM
Industrial Conglomerates 1,876,530 1.5%
Industrial REITs 522,855 0.4%
Insurance 3,665,672 2.9%
Interactive Media & Services 41,109
NM
IT Services 1,476,470 1.2%
Leisure Products 44,816
NM
Life Sciences Tools & Services 2,282,760 1.8%
Machinery 1,563,470 1.2%
Media 1,263,399 1.0%
Metals & Mining 873,014 0.7%
Multi-Utilities 1,703,007 1.4%
Office REITs 113,064 0.1%
Value
% of Net
Assets
Oil, Gas & Consumable Fuels $ 6,845,237 5.4%
Passenger Airlines 91,485 0.1%
Personal Care Products 327,251 0.3%
Pharmaceuticals 5,034,904 4.0%
Professional Services 957,367 0.7%
Real Estate Management & Development 172,519 0.1%
Residential REITs 515,812 0.4%
Retail REITs 459,551 0.3%
Semiconductors & Semiconductor Equipment 5,544,103 4.3%
Software 9,358,058 7.3%
Specialized REITs 1,889,025 1.5%
Specialty Retail 2,680,962 2.1%
Technology Hardware, Storage & Peripherals 10,092,732 7.9%
Textiles, Apparel & Luxury Goods 458,436 0.4%
Tobacco 975,296 0.8%
Trading Companies & Distributors 110,200 0.1%
Water Utilities 158,183 0.1%
Wireless Telecommunication Services 307,453 0.2%
Other
**
571,856 0.5%
Total $ 127,416,498 100.0%
NM
Not meaningful, amount is less than 0.05%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Materials UltraSector ProFund
Common Stocks ( 75.9% )
Shares Value
Air Products & Chemicals, Inc. (Chemicals) 525 $ 142,322
Albemarle Corp. (Chemicals) 432 25,294
Amcor PLC (Containers & Packaging) 8,388 77,171
Avery Dennison Corp. (Containers & Packaging) 295 50,477
Ball Corp. (Containers & Packaging) 1,096 56,926
CF Industries Holdings, Inc. (Chemicals) 639 50,078
Corteva, Inc. (Chemicals) 2,111 130,861
Dow, Inc. (Chemicals) 2,584 79,045
DuPont de Nemours, Inc. (Chemicals) 1,535 101,295
Eastman Chemical Co. (Chemicals) 423 32,571
Ecolab, Inc. (Chemicals) 594 149,349
Freeport-McMoRan, Inc. (Metals & Mining) 3,388 122,070
International Flavors & Fragrances, Inc. (Chemicals) 939 73,674
International Paper Co. (Containers & Packaging) 1,936 88,437
Linde PLC (Chemicals) 1,123 508,977
LyondellbBasell Industries N.V. - Class A (Chemicals) 952 55,416
Martin Marietta Materials, Inc. (Construction Materials) 224 117,372
Newmont Corp. (Metals & Mining) 2,855 150,401
Nucor Corp. (Metals & Mining) 862 102,897
Packaging Corp. of America (Containers & Packaging) 327 60,694
PPG Industries, Inc. (Chemicals) 852 92,749
Smurfit WestRock PLC
*
(Containers & Packaging) 1,815 76,266
Steel Dynamics, Inc. (Metals & Mining) 520 67,449
The Mosaic Co. (Chemicals) 1,166 35,446
The Sherwin-Williams Co. (Chemicals) 546 192,694
Common Stocks (75.9%), continued
Shares Value
Vulcan Materials Co. (Construction Materials) 485 $ 127,230
TOTAL COMMON STOCKS
  (Cost $1,301,892) 2,767,161
Repurchase Agreements
(a)(b)
( 27.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $988,116 $ 988,000 988,000
TOTAL REPURCHASE AGREEMENTS
(Cost $988,000) 988,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,289,892)— 103.0% 3,755,161
Net other assets (liabilities) —  (3.0)% (108,520)
NET ASSETS — 100.0% $ 3,646,641
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $399,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Materials Select Sector
Index Goldman Sachs International 5/23/25 5.08% $ 1,367,957 $ 39,197
S&P Materials Select Sector
Index UBS AG 5/23/25 5.13% 1,357,249 36,454
$2,725,206 $75,651
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Materials UltraSector ProFund invested in the following industries as of April
30, 2025:
Value
% of Net
Assets
Chemicals $ 1,669,771 45.8%
Construction Materials 244,602 6.7%
Containers & Packaging 409,971 11.2%
Metals & Mining 442,817 12.2%
Other
**
879,480 24.1%
Total $ 3,646,641 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Growth ProFund
I
Common Stocks ( 99.6% )
Shares Value
AAON, Inc. (Building Products) 239 $ 21,814
Abercrombie & Fitch Co.
*
(Specialty Retail) 178 12,357
Acuity Brands, Inc. (Electrical Equipment) 109 26,553
Advanced Drainage Systems, Inc. (Building Products) 120 13,619
AECOM (Construction & Engineering) 249 24,564
Affiliated Managers Group, Inc. (Capital Markets) 42 6,956
Agree Realty Corp. (Retail REITs) 155 12,030
Alaska Air Group, Inc.
*
(Passenger Airlines) 436 19,302
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 176 3,356
American Airlines Group, Inc.
*
(Passenger Airlines) 2,328 23,163
American Financial Group, Inc. (Insurance) 113 14,313
American Homes 4 Rent - Class A (Residential REITs) 427 15,966
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 593 9,814
Appfolio, Inc.
*
- Class A (Software) 82 16,935
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 136 33,086
AptarGroup, Inc. (Containers & Packaging) 125 18,743
ATI, Inc.
*
(Metals & Mining) 505 27,462
Axalta Coating Systems, Ltd.
*
(Chemicals) 417 13,553
Bath & Body Works, Inc. (Retail - Discretionary) 391 11,929
Belden, Inc. (Electronic Equipment, Instruments &
Components) 143 14,745
BellRing Brands, Inc.
*
(Personal Care Products) 209 16,122
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 220 25,863
Blackbaud, Inc.
*
(Software) 66 3,996
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 143 9,887
Brixmor Property Group, Inc. (Retail REITs) 585 14,572
Bruker Corp. (Life Sciences Tools & Services) 180 7,211
Burlington Stores, Inc.
*
(Specialty Retail) 222 49,959
BWX Technologies, Inc. (Aerospace & Defense) 324 35,355
Cabot Corp. (Chemicals) 108 8,482
CACI International, Inc.
*
- Class A (Professional
Services) 48 21,978
Carlisle Cos., Inc. (Building Products) 157 59,577
Carpenter Technology Corp. (Metals & Mining) 177 34,622
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 91 42,096
Cava Group, Inc.
*
(Leisure Facilities & Services) 225 20,797
Celsius Holdings, Inc.
*
(Beverages) 357 12,481
ChampionX Corp. (Energy Equipment & Services) 270 6,515
Chart Industries, Inc.
*
(Machinery) 149 20,112
Chemed Corp. (Health Care Providers & Services) 24 13,956
Chewy, Inc.
*
(Specialty Retail) 587 22,013
Choice Hotels International, Inc. (Hotels, Restaurants &
Leisure) 79 9,963
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 260 23,507
Ciena Corp.
*
(Communications Equipment) 302 20,282
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 115 11,045
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 179 38,295
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 527 15,510
Coca-Cola Consolidated, Inc. (Beverages) 21 28,472
Cognex Corp. (Electronic Equipment, Instruments &
Components) 241 6,579
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 549 35,312
Comfort Systems USA, Inc. (Construction &
Engineering) 126 50,091
Commerce Bancshares, Inc. (Banks) 246 14,942
CommVault Systems, Inc.
*
(Software) 156 26,072
COPT Defense Properties (Office REITs) 207 5,405
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 418 22,020
Crane Co. (Machinery) 91 14,649
Common Stocks (99.6%), continued
Shares Value
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 70 $ 3,284
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 198 19,091
CubeSmart (Specialized REITs) 432 17,569
Cullen/Frost Bankers, Inc. (Banks) 159 18,519
Curtiss-Wright Corp. (Aerospace & Defense) 133 45,870
Cytokinetics, Inc.
*
(Biotechnology) 209 8,954
Dick's Sporting Goods, Inc. (Specialty Retail) 123 23,092
DocuSign, Inc.
*
(Software) 715 58,452
Donaldson Co., Inc. (Machinery) 241 15,841
Doximity, Inc.
*
- Class A (Health Care Technology) 473 26,904
Dropbox, Inc.
*
- Class A (Software) 468 13,361
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 359 34,895
Duolingo, Inc.
*
(Diversified Consumer Services) 134 52,190
Dynatrace, Inc.
*
(Software) 1,060 49,788
Eagle Materials, Inc. (Construction Materials) 118 26,714
East West Bancorp, Inc. (Banks) 491 42,004
EastGroup Properties, Inc. (Industrial REITs) 86 14,054
EchoStar Corp.
*
- Class A (Media) 210 4,721
elf Beauty, Inc.
*
(Personal Care Products) 200 12,374
EMCOR Group, Inc. (Construction & Engineering) 163 65,315
Encompass Health Corp. (Health Care Providers &
Services) 253 29,598
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 278 21,996
Equitable Holdings, Inc. (Financial Services) 1,098 54,297
Equity LifeStyle Properties, Inc. (Residential REITs) 338 21,895
Esab Corp. (Machinery) 201 24,144
Euronet Worldwide, Inc.
*
(Financial Services) 86 8,523
Evercore Partners, Inc. (Capital Markets) 125 25,661
Exelixis, Inc.
*
(Biotechnology) 991 38,798
ExlService Holdings, Inc.
*
(Professional Services) 570 27,634
Exponent, Inc. (Professional Services) 108 8,497
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 127 26,043
Federated Hermes, Inc. (Capital Markets) 168 6,822
First Financial Bankshares, Inc. (Banks) 255 8,545
First Industrial Realty Trust, Inc. (Industrial REITs) 253 12,038
FirstCash Holdings, Inc. (Consumer Finance) 88 11,788
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 213 15,217
Flowserve Corp. (Machinery) 326 14,745
GameStop Corp.
*
- Class A (Specialty Retail) 633 17,635
Gaming and Leisure Properties, Inc. (Specialized REITs) 418 20,005
GATX Corp.
*
(Trading Companies & Distributors) 78 11,385
Genpact, Ltd. (Professional Services) 302 15,179
Gentex Corp. (Automobile Components) 330 7,187
Glacier Bancorp, Inc. (Banks) 181 7,378
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 403 28,923
Graco, Inc. (Machinery) 293 23,912
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 102 18,194
Graphic Packaging Holding Co. (Containers &
Packaging) 415 10,504
Guidewire Software, Inc.
*
(Software) 296 60,613
H&R Block, Inc. (Diversified Consumer Services) 474 28,615
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 103 6,491
Halozyme Therapeutics, Inc.
*
(Biotechnology) 451 27,700
Hamilton Lane, Inc. - Class A (Capital Markets) 153 23,637
HealthEquity, Inc.
*
(Health Care Providers & Services) 307 26,316
Hexcel Corp. (Aerospace & Defense) 144 6,980
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 220 7,399
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 677 22,409

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Mid-Cap Growth ProFund
Common Stocks (99.6%), continued
Shares Value
Home BancShares, Inc. (Banks) 249 $ 6,910
Houlihan Lokey, Inc. (Capital Markets) 191 30,958
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 151 17,015
IDACORP, Inc. (Electric Utilities) 77 9,093
Illumina, Inc.
*
(Life Sciences Tools & Services) 292 22,659
Independence Realty Trust, Inc. (Residential REITs) 490 9,521
Ingredion, Inc. (Food Products) 98 13,017
Interactive Brokers Group, Inc. (Capital Markets) 386 66,335
International Bancshares Corp. (Banks) 134 8,179
Iridium Communications, Inc. (Diversified
Telecommunication Services) 189 4,561
ITT, Inc. (Machinery) 205 28,089
Janus Henderson Group PLC (Capital Markets) 180 5,978
Jefferies Financial Group, Inc. (Capital Markets) 306 14,299
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 89 20,239
KB Home (Household Durables) 128 6,916
KBR, Inc. (Professional Services) 198 10,456
Kinsale Capital Group, Inc. (Insurance) 78 33,950
Kirby Corp.
*
(Marine Transportation) 203 19,563
Kite Realty Group Trust (Retail REITs) 334 7,231
Knife River Corp.
*
(Construction Materials) 200 18,676
Kyndryl Holdings, Inc.
*
(IT Services) 461 14,946
Lamar Advertising Co. - Class A (Specialized REITs) 196 22,306
Lancaster Colony Corp. (Food Products) 33 5,372
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 246 25,668
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 239 11,694
Light & Wonder, Inc.
*
(Hotels, Restaurants & Leisure) 313 26,724
Lincoln Electric Holdings, Inc. (Machinery) 114 20,087
LivaNova PLC
*
(Health Care Equipment & Supplies) 79 2,923
Louisiana-Pacific Corp. (Paper & Forest Products) 221 19,075
Lumentum Holdings, Inc.
*
(Communications Equipment) 154 9,092
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 211 21,891
Manhattan Associates, Inc.
*
(Software) 216 38,316
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 264 10,531
Masimo Corp.
*
(Health Care Equipment & Supplies) 157 25,271
MasTec, Inc.
*
(Construction & Engineering) 218 27,756
Matador Resources Co. (Oil, Gas & Consumable Fuels) 263 10,399
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 88 27,138
MGIC Investment Corp. (Financial Services) 422 10,512
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 98 6,874
Morningstar, Inc. (Capital Markets) 96 27,334
MSA Safety, Inc. (Commercial Services & Supplies) 69 10,862
Mueller Industries, Inc. (Machinery) 403 29,645
Murphy USA, Inc. (Specialty Retail) 64 31,908
National Storage Affiliates Trust (Specialized REITs) 248 9,226
Neurocrine Biosciences, Inc.
*
(Biotechnology) 353 38,015
NewMarket Corp. (Chemicals) 12 7,384
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 78 9,271
nVent Electric PLC (Electrical Equipment) 584 32,068
Okta, Inc.
*
(IT Services) 580 65,052
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 128 13,582
Omega Healthcare Investors, Inc. (Health Care REITs) 399 15,581
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 98 11,953
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 92 6,679
Common Stocks (99.6%), continued
Shares Value
Owens Corning (Building Products) 304 $ 44,205
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 358 3,559
Parsons Corp.
*
(Professional Services) 165 11,032
Paylocity Holding Corp.
*
(Professional Services) 154 29,583
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 88 25,770
Permian Resources Corp. - Class A (Oil, Gas &
Consumable Fuels) 2,265 26,727
Pilgrim's Pride Corp.
*
(Food Products) 143 7,805
Pinnacle Financial Partners, Inc. (Banks) 173 17,342
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 298 28,187
Post Holdings, Inc.
*
(Food Products) 91 10,298
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 69 3,389
Primerica, Inc. (Insurance) 118 30,924
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 1,097 49,760
Qualys, Inc.
*
(Software) 75 9,428
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 377 18,394
Range Resources Corp. (Oil, Gas & Consumable Fuels) 393 13,334
Rb Global, Inc. (Commercial Services & Supplies) 653 65,758
RBC Bearings, Inc.
*
(Machinery) 111 36,472
RenaissanceRe Holdings, Ltd. (Insurance) 174 42,096
Repligen Corp.
*
(Life Sciences Tools & Services) 77 10,625
RH
*
(Specialty Retail) 27 4,969
RLI Corp. (Insurance) 295 21,833
Roivant Sciences, Ltd.
*
(Biotechnology) 1,491 17,325
Royal Gold, Inc. (Metals & Mining) 105 19,185
RPM International, Inc. (Chemicals) 259 27,648
Ryan Specialty Holdings, Inc. (Insurance) 377 24,697
Ryder System, Inc. (Ground Transportation) 79 10,876
Saia, Inc.
*
(Ground Transportation) 94 22,936
Sarepta Therapeutics, Inc.
*
(Biotechnology) 338 21,091
SEI Investments Co. (Capital Markets) 208 16,284
Service Corp. International (Diversified Consumer
Services) 311 24,849
Shift4 Payments, Inc.
*
- Class A (Financial Services) 243 19,877
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 49 4,986
Simpson Manufacturing Co., Inc. (Building Products) 99 15,215
SLM Corp. (Consumer Finance) 745 21,538
Sotera Health Co.
*
(Life Sciences Tools & Services) 249 2,864
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 354 60,533
Stifel Financial Corp. (Capital Markets) 257 22,022
Synovus Financial Corp. (Banks) 245 10,613
Tempur Sealy International, Inc. (Household Durables) 400 24,424
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 205 29,305
Tetra Tech, Inc. (Commercial Services & Supplies) 949 29,599
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 236 39,166
The Brink's Co. (Commercial Services & Supplies) 77 6,871
The Carlyle Group, Inc. (Capital Markets) 276 10,665
The Ensign Group, Inc. (Health Care Providers &
Services) 202 26,056
The New York Times Co. - Class A (Media) 312 16,242
The Scotts Miracle-Gro Co. (Chemicals) 56 2,821
The Toro Co. (Machinery) 150 10,242
The Wendy's Co. (Hotels, Restaurants & Leisure) 273 3,413
Toll Brothers, Inc. (Household Durables) 354 35,708
TopBuild Corp.
*
(Household Durables) 104 30,759
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 242 10,631
Trex Co., Inc.
*
(Building Products) 186 10,755
UMB Financial Corp. (Banks) 140 13,240

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Growth ProFund
Common Stocks (99.6%), continued
Shares Value
United Therapeutics Corp.
*
(Biotechnology) 158 $ 47,888
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 72 9,045
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 70 9,744
Valaris, Ltd.
*
(Energy Equipment & Services) 232 7,496
Valmont Industries, Inc. (Construction & Engineering) 52 15,247
Valvoline, Inc.
*
(Specialty Retail) 450 15,417
Viper Energy, Inc. (Oil & Gas Producers) 465 18,753
Vontier Corp. (Electronic Equipment, Instruments &
Components) 221 7,030
Vornado Realty Trust (Office REITs) 429 15,135
Voya Financial, Inc. (Financial Services) 177 10,478
Warner Music Group Corp.
*
- Class A (Entertainment) 247 7,521
Watsco, Inc. (Trading Companies & Distributors) 76 34,948
Watts Water Technologies, Inc. - Class A (Machinery) 49 10,180
Weatherford International PLC
*
(Energy Equipment &
Services) 124 5,134
Western Alliance Bancorp (Banks) 386 26,908
WEX, Inc.
*
(Financial Services) 87 11,342
Wingstop, Inc. (Hotels, Restaurants & Leisure) 103 27,180
Wintrust Financial Corp. (Banks) 122 13,563
Woodward, Inc. (Aerospace & Defense) 210 39,390
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 275 23,458
XPO, Inc.
*
(Ground Transportation) 203 21,542
YETI Holdings, Inc.
*
(Leisure Products) 126 3,597
Zions Bancorp N.A. (Banks) 209 9,399
TOTAL COMMON STOCKS
  (Cost $4,119,198) 4,910,794
Repurchase Agreements
(a)
( 0.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $9,001 $ 9,000 9,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,000) 9,000
TOTAL INVESTMENT SECURITIES
  (Cost $4,128,198)— 99.8% 4,919,794
Net other assets (liabilities) —  0.2% 8,358
NET ASSETS — 100.0% $ 4,928,152
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
Mid-Cap Growth ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 127,595 2.6%
Automobile Components 7,187 0.1%
Banks 197,542 4.0%
Beverages 40,953 0.8%
Biotechnology 199,771 4.1%
Value
% of Net
Assets
Broadline Retail $ 13,582 0.3%
Building Products 165,185 3.3%
Capital Markets 256,950 5.2%
Chemicals 59,888 1.2%
Commercial Services & Supplies 151,385 3.1%
Communications Equipment 29,375 0.6%
Construction & Engineering 182,973 3.7%
Construction Materials 45,390 0.9%
Consumer Finance 33,326 0.7%
Consumer Staples Distribution & Retail 139,024 2.8%
Containers & Packaging 29,247 0.6%
Diversified Consumer Services 123,848 2.5%
Diversified Telecommunication Services 4,561 0.1%
Electric Utilities 9,093 0.2%
Electrical Equipment 58,621 1.2%
Electronic Equipment, Instruments & Components 102,264 2.1%
Energy Equipment & Services 19,145 0.4%
Entertainment 7,521 0.2%
Financial Services 115,029 2.3%
Food Products 36,491 0.8%
Ground Transportation 55,354 1.1%
Health Care Equipment & Supplies 115,046 2.3%
Health Care Providers & Services 147,640 3.0%
Health Care REITs 15,581 0.3%
Health Care Technology 26,904 0.6%
Hotel & Resort REITs 3,558 0.1%
Hotels, Restaurants & Leisure 236,274 4.8%
Household Durables 97,807 2.0%
Independent Power/Renewable Electricity Producers 6,679 0.1%
Industrial REITs 26,092 0.5%
Insurance 167,813 3.4%
IT Services 79,998 1.6%
Leisure Facilities & Services 20,797 0.4%
Leisure Products 3,597 0.1%
Life Sciences Tools & Services 70,497 1.4%
Machinery 248,117 5.0%
Marine Transportation 19,563 0.4%
Media 20,963 0.4%
Metals & Mining 81,269 1.7%
Office REITs 20,540 0.4%
Oil & Gas Producers 18,753 0.4%
Oil, Gas & Consumable Fuels 110,679 2.2%
Paper & Forest Products 19,075 0.4%
Passenger Airlines 42,465 0.9%
Personal Care Products 28,496 0.6%
Professional Services 124,359 2.5%
Real Estate Management & Development 20,240 0.4%
Residential REITs 47,382 1.0%
Retail - Discretionary 11,930 0.2%
Retail REITs 33,833 0.7%

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Mid-Cap Growth ProFund
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 124,623 2.5%
Software 276,960 5.6%
Specialized REITs 69,107 1.4%
Specialty Retail 192,567 3.9%
Technology Hardware, Storage & Peripherals 49,760 1.0%
Textiles, Apparel & Luxury Goods 19,091 0.4%
Trading Companies & Distributors 101,439 2.1%
Other
**
17,358 0.4%
Total $ 4,928,152 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap ProFund
Common Stocks ( 77.7% )
Shares Value
AAON, Inc. (Building Products) 247 $ 22,544
Abercrombie & Fitch Co.
*
(Specialty Retail) 186 12,912
Acadia Healthcare Company, Inc.
*
(Health Care
Providers & Services) 342 8,003
Acuity Brands, Inc. (Electrical Equipment) 112 27,284
Advanced Drainage Systems, Inc. (Building Products) 260 29,507
AECOM (Construction & Engineering) 487 48,043
Affiliated Managers Group, Inc. (Capital Markets) 108 17,888
AGCO Corp. (Machinery) 227 19,256
Agree Realty Corp. (Retail REITs) 393 30,500
Alaska Air Group, Inc.
*
(Passenger Airlines) 452 20,010
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 1,491 32,772
Alcoa Corp. (Metals & Mining) 949 23,279
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 481 9,173
ALLETE, Inc. (Electric Utilities) 213 13,949
Ally Financial, Inc. (Consumer Finance) 1,010 32,987
Amcor PLC (Containers & Packaging) —
(a)
2
Amedisys, Inc.
*
(Health Care Providers & Services) 121 11,483
American Airlines Group, Inc.
*
(Passenger Airlines) 2,417 24,049
American Financial Group, Inc. (Insurance) 266 33,692
American Homes 4 Rent - Class A (Residential REITs) 1,166 43,597
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 417 7,277
Annaly Capital Management, Inc. (Mortgage REITs) 2,125 41,650
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 1,231 20,373
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 1,076 37,477
Appfolio, Inc.
*
- Class A (Software) 86 17,761
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 141 34,302
AptarGroup, Inc. (Containers & Packaging) 243 36,438
Aramark (Hotels, Restaurants & Leisure) 973 32,527
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 192 21,381
ASGN, Inc.
*
(IT Services) 162 8,162
Ashland, Inc. (Chemicals) 174 9,464
Associated Banc-Corp. (Banks) 603 13,302
ATI, Inc.
*
(Metals & Mining) 524 28,495
Autoliv, Inc. (Automobile Components) 262 24,427
AutoNation, Inc.
*
(Specialty Retail) 94 16,370
Avantor, Inc.
*
(Life Sciences Tools & Services) 2,501 32,488
Avient Corp. (Chemicals) 335 11,159
Avis Budget Group, Inc.
*
(Ground Transportation) 61 5,650
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 317 14,896
Axalta Coating Systems, Ltd.
*
(Chemicals) 802 26,064
Bank OZK (Banks) 389 16,571
Bath & Body Works, Inc. (Retail - Discretionary) 796 24,286
Belden, Inc. (Electronic Equipment, Instruments &
Components) 147 15,157
BellRing Brands, Inc.
*
(Personal Care Products) 472 36,410
BILL Holdings, Inc.
*
(Software) 346 15,767
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 699 44,518
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 72 17,574
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 485 57,017
Black Hills Corp. (Multi-Utilities) 264 16,077
Blackbaud, Inc.
*
(Software) 139 8,415
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 243 16,801
Brighthouse Financial, Inc.
*
(Insurance) 215 12,517
Brixmor Property Group, Inc. (Retail REITs) 1,125 28,024
Bruker Corp. (Life Sciences Tools & Services) 407 16,304
Brunswick Corp. (Leisure Products) 243 11,190
Burlington Stores, Inc.
*
(Specialty Retail) 231 51,983
BWX Technologies, Inc. (Aerospace & Defense) 335 36,555
Common Stocks (77.7%), continued
Shares Value
Cabot Corp. (Chemicals) 198 $ 15,551
CACI International, Inc.
*
- Class A (Professional
Services) 82 37,546
Cadence Bank (Banks) 675 19,751
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 434 6,527
Carlisle Cos., Inc. (Building Products) 164 62,234
Carpenter Technology Corp. (Metals & Mining) 184 35,992
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 137 63,375
Cava Group, Inc.
*
(Leisure Facilities & Services) 299 27,637
Celsius Holdings, Inc.
*
(Beverages) 579 20,242
ChampionX Corp. (Energy Equipment & Services) 701 16,915
Chart Industries, Inc.
*
(Machinery) 155 20,922
Chemed Corp. (Health Care Providers & Services) 55 31,983
Chewy, Inc.
*
(Specialty Retail) 609 22,838
Choice Hotels International, Inc. (Hotels, Restaurants &
Leisure) 82 10,341
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 225 20,302
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 270 24,411
Ciena Corp.
*
(Communications Equipment) 522 35,058
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 196 18,824
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels) 327 8,911
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 186 39,793
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 1,779 14,659
CNH Industrial N.V. (Machinery) 3,213 37,174
CNO Financial Group, Inc. (Insurance) 374 14,190
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 546 16,069
Coca-Cola Consolidated, Inc. (Beverages) 22 29,827
Cognex Corp. (Electronic Equipment, Instruments &
Components) 624 17,035
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 569 36,598
Columbia Banking System, Inc. (Banks) 771 17,286
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 119 7,398
Comerica, Inc. (Banks) 483 25,961
Comfort Systems USA, Inc. (Construction &
Engineering) 131 52,079
Commerce Bancshares, Inc. (Banks) 448 27,212
Commercial Metals Co. (Metals & Mining) 417 18,573
CommVault Systems, Inc.
*
(Software) 162 27,075
Concentrix Corp. (Professional Services) 170 8,680
COPT Defense Properties (Office REITs) 413 10,783
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 699 36,823
Coty, Inc.
*
- Class A (Personal Care Products) 1,346 6,797
Cousins Properties, Inc. (Office REITs) 616 16,965
Crane Co. (Machinery) 178 28,654
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 180 8,446
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 207 19,959
Crown Holdings, Inc. (Containers & Packaging) 429 41,326
CubeSmart (Specialized REITs) 830 33,756
Cullen/Frost Bankers, Inc. (Banks) 235 27,370
Curtiss-Wright Corp. (Aerospace & Defense) 139 47,939
Cytokinetics, Inc.
*
(Biotechnology) 434 18,593
Darling Ingredients, Inc.
*
(Food Products) 585 18,831
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 730 10,147
Dick's Sporting Goods, Inc. (Specialty Retail) 213 39,989
DocuSign, Inc.
*
(Software) 742 60,658
Dolby Laboratories, Inc. - Class A (Software) 225 17,278
Donaldson Co., Inc. (Machinery) 440 28,921
Doximity, Inc.
*
- Class A (Health Care Technology) 491 27,928
Dropbox, Inc.
*
- Class A (Software) 796 22,726

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Mid-Cap ProFund
Common Stocks (77.7%), continued
Shares Value
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 372 $ 36,158
Duolingo, Inc.
*
(Diversified Consumer Services) 139 54,138
Dynatrace, Inc.
*
(Software) 1,100 51,667
Eagle Materials, Inc. (Construction Materials) 123 27,846
East West Bancorp, Inc. (Banks) 509 43,544
EastGroup Properties, Inc. (Industrial REITs) 190 31,049
EchoStar Corp.
*
- Class A (Media) 444 9,981
elf Beauty, Inc.
*
(Personal Care Products) 207 12,807
EMCOR Group, Inc. (Construction & Engineering) 170 68,118
Encompass Health Corp. (Health Care Providers &
Services) 370 43,286
EnerSys (Electrical Equipment) 145 12,557
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 556 43,990
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 632 10,163
EPR Properties (Specialized REITs) 278 13,758
Equitable Holdings, Inc. (Financial Services) 1,139 56,324
Equity LifeStyle Properties, Inc. (Residential REITs) 701 45,411
Esab Corp. (Machinery) 209 25,105
Essent Group, Ltd. (Financial Services) 387 22,032
Essential Utilities, Inc. (Water Utilities) 928 38,169
Euronet Worldwide, Inc.
*
(Financial Services) 151 14,964
Evercore Partners, Inc. (Capital Markets) 131 26,893
Exelixis, Inc.
*
(Biotechnology) 1,029 40,285
ExlService Holdings, Inc.
*
(Professional Services) 591 28,652
Exponent, Inc. (Professional Services) 186 14,634
F.N.B. Corp. (Banks) 1,321 17,292
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 133 27,273
Federated Hermes, Inc. (Capital Markets) 286 11,614
Fidelity National Financial, Inc. (Insurance) 955 61,168
First American Financial Corp. (Insurance) 378 22,986
First Financial Bankshares, Inc. (Banks) 472 15,817
First Horizon Corp. (Banks) 1,926 34,821
First Industrial Realty Trust, Inc. (Industrial REITs) 487 23,171
FirstCash Holdings, Inc. (Consumer Finance) 143 19,156
Five Below, Inc.
*
(Specialty Retail) 202 15,330
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 1,407 48,317
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 395 28,219
Flowers Foods, Inc. (Food Products) 720 12,665
Flowserve Corp. (Machinery) 483 21,846
Fluor Corp.
*
(Construction & Engineering) 630 21,981
Fortune Brands Innovations, Inc. (Building Products) 456 24,542
Frontier Communications Parent, Inc.
*
(Diversified
Telecommunication Services) 814 29,508
FTI Consulting, Inc.
*
(Professional Services) 129 21,450
GameStop Corp.
*
- Class A (Specialty Retail) 1,495 41,651
Gaming and Leisure Properties, Inc. (Specialized REITs) 1,008 48,243
GATX Corp. (Trading Companies & Distributors) 131 19,121
Genpact, Ltd. (Professional Services) 591 29,704
Gentex Corp. (Automobile Components) 836 18,208
Glacier Bancorp, Inc. (Banks) 417 16,997
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 417 29,928
Graco, Inc. (Machinery) 620 50,598
Graham Holdings Co. - Class B (Diversified Consumer
Services) 12 11,041
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 106 18,907
Graphic Packaging Holding Co. (Containers &
Packaging) 1,104 27,942
Greif, Inc. - Class A (Containers & Packaging) 94 4,933
Common Stocks (77.7%), continued
Shares Value
Guidewire Software, Inc.
*
(Software) 307 $ 62,863
GXO Logistics, Inc.
*
(Air Freight & Logistics) 440 15,946
H&R Block, Inc. (Diversified Consumer Services) 493 29,762
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 184 11,596
Halozyme Therapeutics, Inc.
*
(Biotechnology) 468 28,745
Hamilton Lane, Inc. - Class A (Capital Markets) 160 24,718
Hancock Whitney Corp. (Banks) 317 16,513
Harley-Davidson, Inc. (Automobiles) 421 9,439
Healthcare Realty Trust, Inc. (Health Care REITs) 1,303 20,236
HealthEquity, Inc.
*
(Health Care Providers & Services) 319 27,345
Hexcel Corp. (Aerospace & Defense) 299 14,493
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels) 589 17,711
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 227 7,634
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 704 23,302
Home BancShares, Inc. (Banks) 679 18,842
Houlihan Lokey, Inc. (Capital Markets) 198 32,092
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 157 17,691
IDACORP, Inc. (Electric Utilities) 196 23,146
Illumina, Inc.
*
(Life Sciences Tools & Services) 583 45,241
Independence Realty Trust, Inc. (Residential REITs) 847 16,457
Ingredion, Inc. (Food Products) 237 31,478
Insperity, Inc. (Professional Services) 131 8,516
Interactive Brokers Group, Inc. (Capital Markets) 401 68,913
International Bancshares Corp. (Banks) 196 11,964
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 96 5,749
Iridium Communications, Inc. (Diversified
Telecommunication Services) 401 9,676
ITT, Inc. (Machinery) 299 40,969
Janus Henderson Group PLC (Capital Markets) 468 15,542
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 223 26,082
Jefferies Financial Group, Inc. (Capital Markets) 599 27,991
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 174 39,569
KB Home (Household Durables) 256 13,832
KBR, Inc. (Professional Services) 489 25,824
Kemper Corp. (Insurance) 221 13,066
Kilroy Realty Corp. (Office REITs) 391 12,320
Kinsale Capital Group, Inc. (Insurance) 82 35,691
Kirby Corp.
*
(Marine Transportation) 211 20,334
Kite Realty Group Trust (Retail REITs) 808 17,493
Knife River Corp.
*
(Construction Materials) 209 19,516
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 595 23,306
Kyndryl Holdings, Inc.
*
(IT Services) 855 27,719
Lamar Advertising Co. - Class A (Specialized REITs) 323 36,761
Lancaster Colony Corp. (Food Products) 72 11,720
Landstar System, Inc. (Ground Transportation) 129 17,305
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 256 26,711
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 507 24,808
Lear Corp. (Automobile Components) 196 16,807
Light & Wonder, Inc.
*
(Hotels, Restaurants & Leisure) 325 27,749
Lincoln Electric Holdings, Inc. (Machinery) 207 36,473
Lithia Motors, Inc. (Specialty Retail) 98 28,690
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 92 16,773
LivaNova PLC
*
(Health Care Equipment & Supplies) 200 7,400
Louisiana-Pacific Corp. (Paper & Forest Products) 229 19,765

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap ProFund
Common Stocks (77.7%), continued
Shares Value
Lumentum Holdings, Inc.
*
(Communications
Equipment) 254 $ 14,996
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 219 22,721
Macy's, Inc. (Broadline Retail) 1,021 11,660
Manhattan Associates, Inc.
*
(Software) 225 39,913
ManpowerGroup, Inc. (Professional Services) 172 7,408
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 595 23,735
Marriott Vacations Worldwide Corp. (Hotels, Restaurants
& Leisure) 119 6,522
Masimo Corp.
*
(Health Care Equipment & Supplies) 164 26,397
MasTec, Inc.
*
(Construction & Engineering) 227 28,902
Matador Resources Co. (Oil, Gas & Consumable Fuels) 427 16,884
Mattel, Inc.
*
(Leisure Products) 1,237 19,656
Maximus, Inc. (Professional Services) 209 13,995
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 92 28,372
MGIC Investment Corp. (Financial Services) 912 22,718
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 247 17,325
Morningstar, Inc. (Capital Markets) 100 28,472
MSA Safety, Inc. (Commercial Services & Supplies) 145 22,826
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 164 12,543
Mueller Industries, Inc. (Machinery) 417 30,675
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 505 10,368
Murphy USA, Inc. (Specialty Retail) 67 33,404
National Fuel Gas Co. (Gas Utilities) 333 25,568
National Retail Properties, Inc. (Retail REITs) 689 28,325
National Storage Affiliates Trust (Specialized REITs) 258 9,598
Neurocrine Biosciences, Inc.
*
(Biotechnology) 366 39,415
New Jersey Resources Corp. (Gas Utilities) 368 18,010
New York Community Bancorp, Inc. (Banks) 1,115 13,057
NewMarket Corp. (Chemicals) 29 17,844
Nexstar Media Group, Inc. (Media) 106 15,864
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 528 21,442
Nordstrom, Inc. (Broadline Retail) 358 8,642
NorthWestern Energy Group, Inc. (Multi-Utilities) 225 13,102
NOV, Inc. (Energy Equipment & Services) 1,399 16,242
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 133 15,808
nVent Electric PLC (Electrical Equipment) 605 33,221
OGE Energy Corp. (Electric Utilities) 738 33,491
Okta, Inc.
*
(IT Services) 599 67,184
Old National Bancorp (Banks) 1,172 24,131
Old Republic International Corp. (Insurance) 857 32,223
Olin Corp. (Chemicals) 425 9,189
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 225 23,875
Omega Healthcare Investors, Inc. (Health Care REITs) 1,037 40,494
ONE Gas, Inc. (Gas Utilities) 209 16,409
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 182 22,199
Option Care Health, Inc.
*
(Health Care Providers &
Services) 626 20,226
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 211 15,319
Oshkosh Corp. (Machinery) 239 20,019
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 957 32,136
Owens Corning (Building Products) 315 45,804
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 759 7,544
Parsons Corp.
*
(Professional Services) 172 11,500
Paylocity Holding Corp.
*
(Professional Services) 160 30,736
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 360 6,185
Common Stocks (77.7%), continued
Shares Value
Penske Automotive Group, Inc. (Specialty Retail) 70 $ 10,897
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 141 41,290
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 575 46,380
Permian Resources Corp. - Class A (Oil, Gas &
Consumable Fuels) 2,350 27,730
Perrigo Co. PLC (Pharmaceuticals) 501 12,886
Pilgrim's Pride Corp.
*
(Food Products) 147 8,023
Pinnacle Financial Partners, Inc. (Banks) 282 28,268
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 309 29,228
Polaris Industries, Inc. (Leisure Products) 192 6,520
Portland General Electric Co. (Electric Utilities) 403 16,974
Post Holdings, Inc.
*
(Food Products) 168 19,013
PotlatchDeltic Corp. (Specialized REITs) 264 10,135
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 209 10,266
Primerica, Inc. (Insurance) 123 32,235
Prosperity Bancshares, Inc. (Banks) 350 23,765
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 1,139 51,665
PVH Corp. (Textiles, Apparel & Luxury Goods) 205 14,141
Qualys, Inc.
*
(Software) 135 16,971
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 391 19,077
Range Resources Corp. (Oil, Gas & Consumable Fuels) 888 30,130
Rayonier, Inc. (Specialized REITs) 515 12,597
Rb Global, Inc. (Commercial Services & Supplies) 677 68,174
RBC Bearings, Inc.
*
(Machinery) 115 37,786
Regal Rexnord Corp. (Electrical Equipment) 243 25,719
Reinsurance Group of America, Inc. (Insurance) 241 45,142
Reliance Steel & Aluminum Co. (Metals & Mining) 198 57,071
RenaissanceRe Holdings, Ltd. (Insurance) 180 43,547
Repligen Corp.
*
(Life Sciences Tools & Services) 192 26,494
Rexford Industrial Realty, Inc. (Industrial REITs) 836 27,672
RH
*
(Specialty Retail) 55 10,122
RLI Corp. (Insurance) 307 22,721
Roivant Sciences, Ltd.
*
(Biotechnology) 1,546 17,965
Royal Gold, Inc. (Metals & Mining) 241 44,033
RPM International, Inc. (Chemicals) 472 50,385
Ryan Specialty Holdings, Inc. (Insurance) 391 25,614
Ryder System, Inc. (Ground Transportation) 155 21,339
Sabra Health Care REIT, Inc. (Health Care REITs) 869 15,512
Saia, Inc.
*
(Ground Transportation) 98 23,912
Sarepta Therapeutics, Inc.
*
(Biotechnology) 352 21,965
Science Applications International Corp. (Professional
Services) 180 21,785
SEI Investments Co. (Capital Markets) 354 27,715
Selective Insurance Group, Inc. (Insurance) 223 19,452
Sensata Technologies Holding PLC (Electrical
Equipment) 550 11,770
Service Corp. International (Diversified Consumer
Services) 530 42,347
Shift4 Payments, Inc.
*
- Class A (Financial Services) 254 20,777
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 119 12,109
Siligan Holdings, Inc. (Containers & Packaging) 299 15,443
Simpson Manufacturing Co., Inc. (Building Products) 155 23,822
Skechers U.S.A., Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 483 23,194
SLM Corp. (Consumer Finance) 773 22,347
Sonoco Products Co. (Containers & Packaging) 362 14,842
Sotera Health Co.
*
(Life Sciences Tools & Services) 562 6,463
SouthState Corp. (Banks) 360 31,241
Southwest Gas Holdings, Inc. (Gas Utilities) 221 15,958

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Mid-Cap ProFund
Common Stocks (77.7%), continued
Shares Value
Spire, Inc. (Gas Utilities) 215 $ 16,456
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 368 62,928
STAG Industrial, Inc. (Industrial REITs) 685 22,626
Starwood Property Trust, Inc. (Mortgage REITs) 1,178 22,606
Stifel Financial Corp. (Capital Markets) 376 32,219
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 143 7,959
Synovus Financial Corp. (Banks) 519 22,483
Taylor Morrison Home Corp.
*
(Household Durables) 380 21,793
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 276 30,581
Tempur Sealy International, Inc. (Household Durables) 704 42,987
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 350 50,033
Terex Corp. (Machinery) 243 8,554
Tetra Tech, Inc. (Commercial Services & Supplies) 986 30,753
Texas Capital Bancshares, Inc.
*
(Banks) 170 11,586
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 245 40,661
The Boston Beer Co., Inc.
*
- Class A (Beverages) 31 7,620
The Brink's Co. (Commercial Services & Supplies) 160 14,278
The Carlyle Group, Inc. (Capital Markets) 775 29,946
The Ensign Group, Inc. (Health Care Providers &
Services) 209 26,959
The Gap, Inc. (Specialty Retail) 818 17,914
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 1,047 11,391
The Hanover Insurance Group, Inc. (Insurance) 133 22,091
The Middleby Corp.
*
(Machinery) 198 26,403
The New York Times Co. - Class A (Media) 599 31,184
The Scotts Miracle-Gro Co. (Chemicals) 157 7,910
The Timken Co. (Machinery) 235 15,099
The Toro Co. (Machinery) 370 25,264
The Wendy's Co. (Hotels, Restaurants & Leisure) 630 7,875
The Western Union Co. (Financial Services) 1,241 12,298
Thor Industries, Inc. (Automobiles) 196 14,194
Toll Brothers, Inc. (Household Durables) 366 36,918
TopBuild Corp.
*
(Household Durables) 108 31,942
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 252 11,070
Trex Co., Inc.
*
(Building Products) 395 22,839
TXNM Energy, Inc. (Electric Utilities) 331 17,609
UFP Industries, Inc. (Building Products) 223 22,044
UGI Corp. (Gas Utilities) 789 25,871
UMB Financial Corp. (Banks) 250 23,643
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 693 3,964
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 470 2,557
United Bankshares, Inc. (Banks) 526 18,037
United States Steel Corp. (Metals & Mining) 828 36,192
United Therapeutics Corp.
*
(Biotechnology) 164 49,706
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 162 20,352
Unum Group (Insurance) 603 46,829
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 847 55,614
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 137 19,070
Valaris, Ltd.
*
(Energy Equipment & Services) 241 7,787
Valley National Bancorp (Banks) 1,744 14,998
Valmont Industries, Inc. (Construction & Engineering) 74 21,698
Valvoline, Inc.
*
(Specialty Retail) 466 15,965
VF Corp. (Textiles, Apparel & Luxury Goods) 1,217 14,458
Viper Energy, Inc. (Oil & Gas Producers) 483 19,479
Visteon Corp.
*
(Automobile Components) 102 8,077
Common Stocks (77.7%), continued
Shares Value
Vontier Corp. (Electronic Equipment, Instruments &
Components) 546 $ 17,368
Vornado Realty Trust (Office REITs) 609 21,486
Voya Financial, Inc. (Financial Services) 354 20,957
Warner Music Group Corp.
*
- Class A (Entertainment) 534 16,260
Watsco, Inc. (Trading Companies & Distributors) 129 59,320
Watts Water Technologies, Inc. - Class A (Machinery) 100 20,775
Weatherford International PLC
*
(Energy Equipment &
Services) 268 11,095
Webster Financial Corp. (Banks) 630 29,799
WESCO International, Inc. (Trading Companies &
Distributors) 164 26,725
Western Alliance Bancorp (Banks) 401 27,954
Westlake Corp. (Chemicals) 123 11,369
WEX, Inc.
*
(Financial Services) 129 16,818
Whirlpool Corp. (Household Durables) 205 15,637
Wingstop, Inc. (Hotels, Restaurants & Leisure) 106 27,972
Wintrust Financial Corp. (Banks) 243 27,014
Woodward, Inc. (Aerospace & Defense) 219 41,078
WP Carey, Inc. (Equity REIT - Diversified) 804 50,202
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 286 24,396
XPO, Inc.
*
(Ground Transportation) 432 45,845
YETI Holdings, Inc.
*
(Leisure Products) 311 8,879
Zions Bancorp N.A. (Banks) 544 24,464
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 996 8,526
TOTAL COMMON STOCKS
  (Cost $8,397,888) 9,847,093
Repurchase Agreements
(b)(c)
( 22.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $2,842,334 $ 2,842,000 $ 2,842,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,842,000) 2,842,000
TOTAL INVESTMENT SECURITIES
  (Cost $11,239,888)— 100.1% 12,689,093
Net other assets (liabilities) —  (0.1)% (16,572)
NET ASSETS — 100.0% $ 12,672,521
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $335,000.
REIT
Real Estate Investment Trust

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap ProFund
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 5/27/25 4.98% $ 2,236,054 $ 6,865
S&P MidCap 400 UBS AG 5/27/25 5.13% 543,230 1,558
$2,779,284 $8,423
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Mid-Cap ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 140,065 1.1%
Air Freight & Logistics 15,946 0.1%
Automobile Components 78,910 0.6%
Automobiles 23,633 0.2%
Banks 643,683 5.1%
Beverages 57,689 0.5%
Biotechnology 261,192 2.1%
Broadline Retail 44,177 0.4%
Building Products 253,336 2.0%
Capital Markets 344,003 2.7%
Chemicals 158,935 1.2%
Commercial Services & Supplies 175,825 1.4%
Communications Equipment 50,054 0.4%
Construction & Engineering 240,821 1.9%
Construction Materials 47,362 0.4%
Consumer Finance 74,490 0.6%
Consumer Staples Distribution & Retail 341,820 2.7%
Containers & Packaging 140,927 1.1%
Diversified Consumer Services 156,195 1.2%
Diversified Telecommunication Services 39,184 0.3%
Electric Utilities 105,169 0.8%
Electrical Equipment 131,993 1.0%
Electronic Equipment, Instruments & Components 275,382 2.2%
Energy Equipment & Services 52,040 0.4%
Entertainment 16,260 0.1%
Equity REIT - Diversified 50,202 0.4%
Financial Services 186,888 1.5%
Food Products 101,730 0.8%
Gas Utilities 118,272 1.0%
Ground Transportation 137,357 1.1%
Health Care Equipment & Supplies 163,632 1.3%
Health Care Providers & Services 242,620 1.9%
Health Care REITs 76,242 0.6%
Health Care Technology 27,928 0.2%
Hotel & Resort REITs 7,544 0.1%
Hotels, Restaurants & Leisure 303,948 2.4%
Household Durables 163,109 1.3%
Independent Power/Renewable Electricity Producers 15,318 0.1%
Value
% of Net
Assets
Industrial REITs $ 104,518 0.8%
Insurance 483,164 3.8%
Interactive Media & Services 8,526 0.1%
IT Services 103,064 0.8%
Leisure Facilities & Services 27,637 0.2%
Leisure Products 46,245 0.4%
Life Sciences Tools & Services 172,936 1.4%
Machinery 494,493 3.9%
Marine Transportation 20,334 0.2%
Media 57,029 0.5%
Metals & Mining 258,293 2.0%
Mortgage REITs 64,256 0.5%
Multi-Utilities 29,179 0.2%
Office REITs 61,554 0.5%
Oil & Gas Producers 19,479 0.2%
Oil, Gas & Consumable Fuels 280,433 2.2%
Paper & Forest Products 19,765 0.2%
Passenger Airlines 44,059 0.3%
Personal Care Products 56,015 0.4%
Pharmaceuticals 38,968 0.3%
Professional Services 260,430 2.1%
Real Estate Management & Development 39,569 0.3%
Residential REITs 105,465 0.8%
Retail - Discretionary 24,286 0.2%
Retail REITs 104,343 0.8%
Semiconductors & Semiconductor Equipment 236,080 1.8%
Software 341,095 2.7%
Specialized REITs 164,847 1.3%
Specialty Retail 346,284 2.7%
Technology Hardware, Storage & Peripherals 51,665 0.4%
Textiles, Apparel & Luxury Goods 92,198 0.7%
Trading Companies & Distributors 188,834 1.5%
Water Utilities 38,169 0.3%
Other
**
2,825,428 22.3%
Total $ 12,672,521 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Mid-Cap Value ProFund
Common Stocks ( 99.0% )
Shares Value
Acadia Healthcare Company, Inc.
*
(Health Care
Providers & Services) 191 $ 4,469
Advanced Drainage Systems, Inc. (Building Products) 76 8,625
AECOM (Construction & Engineering) 129 12,726
Affiliated Managers Group, Inc. (Capital Markets) 36 5,963
AGCO Corp. (Machinery) 127 10,773
Agree Realty Corp. (Retail REITs) 131 10,167
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 836 18,375
Alcoa Corp. (Metals & Mining) 533 13,074
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 168 3,204
ALLETE, Inc. (Electric Utilities) 119 7,793
Ally Financial, Inc. (Consumer Finance) 567 18,518
Amcor PLC (Containers & Packaging) 1 7
Amedisys, Inc.
*
(Health Care Providers & Services) 68 6,453
American Financial Group, Inc. (Insurance) 83 10,513
American Homes 4 Rent - Class A (Residential REITs) 405 15,143
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 235 4,101
Annaly Capital Management, Inc. (Mortgage REITs) 1,193 23,383
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 346 5,726
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 604 21,038
AptarGroup, Inc. (Containers & Packaging) 65 9,747
Aramark (Hotels, Restaurants & Leisure) 547 18,287
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 108 12,027
ASGN, Inc.
*
(IT Services) 92 4,635
Ashland, Inc. (Chemicals) 98 5,330
Associated Banc-Corp. (Banks) 339 7,478
Autoliv, Inc. (Automobile Components) 147 13,705
AutoNation, Inc.
*
(Specialty Retail) 53 9,230
Avantor, Inc.
*
(Life Sciences Tools & Services) 1,405 18,251
Avient Corp. (Chemicals) 188 6,262
Avis Budget Group, Inc.
*
(Ground Transportation) 35 3,242
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 179 8,411
Axalta Coating Systems, Ltd.
*
(Chemicals) 207 6,728
Bank OZK (Banks) 218 9,287
Bath & Body Works, Inc. (Retail - Discretionary) 219 6,682
BellRing Brands, Inc.
*
(Personal Care Products) 143 11,031
BILL Holdings, Inc.
*
(Software) 193 8,795
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 393 25,030
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 40 9,763
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 144 16,929
Black Hills Corp. (Multi-Utilities) 148 9,013
Blackbaud, Inc.
*
(Software) 40 2,422
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 53 3,664
Brighthouse Financial, Inc.
*
(Insurance) 121 7,045
Brixmor Property Group, Inc. (Retail REITs) 290 7,224
Bruker Corp. (Life Sciences Tools & Services) 123 4,927
Brunswick Corp. (Leisure Products) 136 6,263
Cabot Corp. (Chemicals) 49 3,848
CACI International, Inc.
*
- Class A (Professional
Services) 19 8,700
Cadence Bank (Banks) 378 11,060
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 243 3,655
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 24 11,102
Cava Group, Inc.
*
(Leisure Facilities & Services) 37 3,420
Celsius Holdings, Inc.
*
(Beverages) 117 4,090
ChampionX Corp. (Energy Equipment & Services) 237 5,719
Chemed Corp. (Health Care Providers & Services) 16 9,304
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 126 11,369
Common Stocks (99.0%), continued
Shares Value
Ciena Corp.
*
(Communications Equipment) 117 $ 7,858
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 43 4,130
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels) 183 4,987
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 999 8,232
CNH Industrial N.V. (Machinery) 1,804 20,871
CNO Financial Group, Inc. (Insurance) 210 7,967
Cognex Corp. (Electronic Equipment, Instruments &
Components) 210 5,733
Columbia Banking System, Inc. (Banks) 432 9,685
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 66 4,103
Comerica, Inc. (Banks) 271 14,566
Commerce Bancshares, Inc. (Banks) 108 6,560
Commercial Metals Co. (Metals & Mining) 234 10,422
Concentrix Corp. (Professional Services) 96 4,902
COPT Defense Properties (Office REITs) 111 2,898
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 149 7,849
Coty, Inc.
*
- Class A (Personal Care Products) 757 3,823
Cousins Properties, Inc. (Office REITs) 346 9,529
Crane Co. (Machinery) 47 7,566
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 61 2,862
Crown Holdings, Inc. (Containers & Packaging) 242 23,312
CubeSmart (Specialized REITs) 215 8,744
Cullen/Frost Bankers, Inc. (Banks) 40 4,659
Cytokinetics, Inc.
*
(Biotechnology) 121 5,184
Darling Ingredients, Inc.
*
(Food Products) 328 10,559
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 411 5,713
Dick's Sporting Goods, Inc. (Specialty Retail) 47 8,824
Dolby Laboratories, Inc.
*
- Class A (Software) 126 9,675
Donaldson Co., Inc. (Machinery) 106 6,967
Dropbox, Inc.
*
- Class A (Software) 174 4,968
EastGroup Properties, Inc. (Industrial REITs) 57 9,315
EchoStar Corp.
*
- Class A (Media) 128 2,877
Encompass Health Corp. (Health Care Providers &
Services) 61 7,136
EnerSys (Electrical Equipment) 81 7,015
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 149 11,788
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 355 5,708
EPR Properties (Specialized REITs) 156 7,720
Equity LifeStyle Properties, Inc. (Residential REITs) 197 12,762
Essent Group, Ltd. (Financial Services) 217 12,354
Essential Utilities, Inc. (Water Utilities) 521 21,429
Euronet Worldwide, Inc.
*
(Financial Services) 35 3,469
Exponent, Inc. (Professional Services) 42 3,305
F.N.B. Corp. (Banks) 742 9,713
Federated Hermes, Inc. (Capital Markets) 63 2,558
Fidelity National Financial, Inc. (Insurance) 536 34,330
First American Financial Corp. (Insurance) 213 12,953
First Financial Bankshares, Inc. (Banks) 117 3,921
First Horizon Corp. (Banks) 1,081 19,545
First Industrial Realty Trust, Inc. (Industrial REITs) 125 5,948
FirstCash Holdings, Inc. (Consumer Finance) 29 3,885
Five Below, Inc.
*
(Specialty Retail) 113 8,576
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 790 27,128
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 98 7,001
Flowers Foods, Inc. (Food Products) 404 7,106
Flowserve Corp. (Machinery) 81 3,664
Fluor Corp.
*
(Construction & Engineering) 354 12,351
Fortune Brands Innovations, Inc. (Building Products) 256 13,778

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Value ProFund
Common Stocks (99.0%), continued
Shares Value
Frontier Communications Parent, Inc.
*
(Diversified
Telecommunication Services) 458 $ 16,602
FTI Consulting, Inc.
*
(Professional Services) 73 12,138
GameStop Corp.
*
- Class A (Specialty Retail) 470 13,094
Gaming and Leisure Properties, Inc. (Specialized REITs) 323 15,460
GATX Corp.
*
(Trading Companies & Distributors) 28 4,087
Genpact, Ltd. (Professional Services) 155 7,790
Gentex Corp. (Automobile Components) 277 6,033
Glacier Bancorp, Inc. (Banks) 129 5,258
Graco, Inc. (Machinery) 178 14,527
Graham Holdings Co. - Class B (Diversified Consumer
Services) 7 6,440
Graphic Packaging Holding Co. (Containers &
Packaging) 377 9,542
Greif, Inc. - Class A (Containers & Packaging) 53 2,781
GXO Logistics, Inc.
*
(Air Freight & Logistics) 247 8,951
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 43 2,710
Hancock Whitney Corp. (Banks) 178 9,272
Harley-Davidson, Inc. (Automobiles) 237 5,314
Healthcare Realty Trust, Inc. (Health Care REITs) 732 11,368
Hexcel Corp. (Aerospace & Defense) 83 4,023
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels) 330 9,923
Home BancShares, Inc. (Banks) 237 6,577
IDACORP, Inc. (Electric Utilities) 65 7,676
Illumina, Inc.
*
(Life Sciences Tools & Services) 156 12,106
Independence Realty Trust, Inc. (Residential REITs) 191 3,711
Ingredion, Inc. (Food Products) 76 10,094
Insperity, Inc. (Professional Services) 73 4,746
International Bancshares Corp. (Banks) 32 1,953
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 54 3,234
Iridium Communications, Inc.
*
(Diversified
Telecommunication Services) 114 2,751
ITT, Inc. (Machinery) 48 6,577
Janus Henderson Group PLC (Capital Markets) 157 5,214
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 124 14,503
Jefferies Financial Group, Inc. (Capital Markets) 157 7,337
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 46 10,461
KB Home (Household Durables) 69 3,728
KBR, Inc. (Professional Services) 159 8,397
Kemper Corp. (Insurance) 123 7,272
Kilroy Realty Corp. (Office REITs) 219 6,901
Kite Realty Group Trust (Retail REITs) 258 5,586
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 334 13,083
Kyndryl Holdings, Inc.
*
(IT Services) 211 6,841
Lamar Advertising Co. - Class A (Specialized REITs) 67 7,625
Lancaster Colony Corp. (Food Products) 21 3,418
Landstar System, Inc. (Ground Transportation) 73 9,793
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 145 7,095
Lear Corp. (Automobile Components) 111 9,518
Lincoln Electric Holdings, Inc. (Machinery) 50 8,810
Lithia Motors, Inc. (Specialty Retail) 54 15,809
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 51 9,298
LivaNova PLC
*
(Health Care Equipment & Supplies) 66 2,442
Lumentum Holdings, Inc.
*
(Communications Equipment) 52 3,070
Macy's, Inc. (Broadline Retail) 574 6,555
ManpowerGroup, Inc. (Professional Services) 97 4,178
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 180 7,180
Common Stocks (99.0%), continued
Shares Value
Marriott Vacations Worldwide Corp. (Hotels, Restaurants
& Leisure) 66 $ 3,617
Matador Resources Co. (Oil, Gas & Consumable Fuels) 86 3,400
Mattel, Inc.
*
(Leisure Products) 696 11,059
Maximus, Inc. (Professional Services) 117 7,834
MGIC Investment Corp. (Financial Services) 266 6,626
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 82 5,751
MSA Safety, Inc. (Commercial Services & Supplies) 40 6,297
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 93 7,113
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 283 5,810
National Fuel Gas Co. (Gas Utilities) 187 14,358
National Retail Properties, Inc. (Retail REITs) 387 15,909
New Jersey Resources Corp. (Gas Utilities) 207 10,131
New York Community Bancorp, Inc. (Banks) 626 7,330
NewMarket Corp. (Chemicals) 9 5,538
Nexstar Media Group, Inc. (Media) 60 8,980
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 296 12,021
Nordstrom, Inc. (Broadline Retail) 201 4,852
NorthWestern Energy Group, Inc. (Multi-Utilities) 126 7,337
NOV, Inc. (Energy Equipment & Services) 786 9,125
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 29 3,447
OGE Energy Corp. (Electric Utilities) 414 18,788
Old National Bancorp (Banks) 658 13,548
Old Republic International Corp. (Insurance) 481 18,086
Olin Corp. (Chemicals) 239 5,167
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 51 5,412
Omega Healthcare Investors, Inc. (Health Care REITs) 349 13,628
ONE Gas, Inc. (Gas Utilities) 117 9,186
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 45 5,489
Option Care Health, Inc.
*
(Health Care Providers &
Services) 351 11,342
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 65 4,719
Oshkosh Corp. (Machinery) 135 11,308
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 537 18,033
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 218 2,167
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 203 3,488
Penske Automotive Group, Inc.
*
(Specialty Retail) 38 5,915
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 28 8,200
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 322 25,973
Perrigo Co. PLC (Pharmaceuticals) 282 7,253
Pinnacle Financial Partners, Inc. (Banks) 57 5,714
Polaris Industries, Inc. (Leisure Products) 108 3,668
Portland General Electric Co. (Electric Utilities) 225 9,477
Post Holdings, Inc.
*
(Food Products) 41 4,640
PotlatchDeltic Corp. (Specialized REITs) 148 5,682
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 77 3,782
Prosperity Bancshares, Inc. (Banks) 196 13,308
PVH Corp. (Textiles, Apparel & Luxury Goods) 115 7,933
Qualys, Inc.
*
(Software) 32 4,023
Range Resources Corp. (Oil, Gas & Consumable Fuels) 268 9,093
Rayonier, Inc. (Specialized REITs) 290 7,093
Regal Rexnord Corp. (Electrical Equipment) 137 14,499
Reinsurance Group of America, Inc. (Insurance) 136 25,474
Reliance Steel & Aluminum Co. (Metals & Mining) 112 32,283
Repligen Corp.
*
(Life Sciences Tools & Services) 63 8,693
Rexford Industrial Realty, Inc. (Industrial REITs) 469 15,523
RH
*
(Specialty Retail) 15 2,760

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Mid-Cap Value ProFund
Common Stocks (99.0%), continued
Shares Value
Royal Gold, Inc. (Metals & Mining) 75 $ 13,703
RPM International, Inc. (Chemicals) 114 12,170
Ryder System, Inc. (Ground Transportation) 41 5,644
Sabra Health Care REIT, Inc. (Health Care REITs) 489 8,729
Science Applications International Corp. (Professional
Services) 101 12,223
SEI Investments Co. (Capital Markets) 77 6,028
Selective Insurance Group, Inc. (Insurance) 125 10,904
Sensata Technologies Holding PLC (Electrical
Equipment) 309 6,613
Service Corp. International (Diversified Consumer
Services) 116 9,269
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 38 3,867
Siligan Holdings, Inc. (Containers & Packaging) 168 8,677
Simpson Manufacturing Co., Inc. (Building Products) 30 4,611
Skechers U.S.A., Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 271 13,012
Sonoco Products Co. (Containers & Packaging) 203 8,323
Sotera Health Co.
*
(Life Sciences Tools & Services) 172 1,978
SouthState Corp. (Banks) 203 17,616
Southwest Gas Holdings, Inc. (Gas Utilities) 124 8,954
Spire, Inc. (Gas Utilities) 120 9,185
STAG Industrial, Inc. (Industrial REITs) 385 12,717
Starwood Property Trust, Inc. (Mortgage REITs) 660 12,665
Stifel Financial Corp. (Capital Markets) 61 5,227
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 81 4,508
Synovus Financial Corp. (Banks) 148 6,411
Taylor Morrison Home Corp.
*
(Household Durables) 214 12,273
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 155 17,174
Tempur Sealy International, Inc. (Household Durables) 161 9,831
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 76 10,864
Terex Corp. (Machinery) 137 4,822
Texas Capital Bancshares, Inc.
*
(Banks) 95 6,474
The Boston Beer Co., Inc.
*
- Class A (Beverages) 17 4,179
The Brink's Co. (Commercial Services & Supplies) 45 4,016
The Carlyle Group, Inc. (Capital Markets) 275 10,626
The Gap, Inc. (Specialty Retail) 459 10,052
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 589 6,408
The Hanover Insurance Group, Inc. (Insurance) 74 12,291
The Middleby Corp.
*
(Machinery) 111 14,802
The New York Times Co. - Class A (Media) 155 8,069
The Scotts Miracle-Gro Co.
*
(Chemicals) 56 2,821
The Timken Co. (Machinery) 132 8,481
The Toro Co. (Machinery) 120 8,194
The Wendy's Co. (Hotels, Restaurants & Leisure) 195 2,438
The Western Union Co. (Financial Services) 698 6,917
Thor Industries, Inc. (Automobiles) 110 7,966
Trex Co., Inc.
*
(Building Products) 113 6,534
TXNM Energy, Inc. (Electric Utilities) 186 9,895
UFP Industries, Inc. (Building Products) 125 12,356
UGI Corp. (Gas Utilities) 443 14,525
UMB Financial Corp. (Banks) 59 5,580
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 391 2,237
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 266 1,447
United Bankshares, Inc. (Banks) 294 10,081
United States Steel Corp. (Metals & Mining) 465 20,325
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 49 6,156
Common Stocks (99.0%), continued
Shares Value
Unum Group (Insurance) 339 $ 26,327
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 475 31,188
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 36 5,011
Valley National Bancorp (Banks) 981 8,437
Valmont Industries, Inc. (Construction & Engineering) 11 3,225
VF Corp. (Textiles, Apparel & Luxury Goods) 684 8,126
Visteon Corp.
*
(Automobile Components) 57 4,514
Vontier Corp. (Electronic Equipment, Instruments &
Components) 178 5,662
Vornado Realty Trust (Office REITs) 93 3,281
Voya Financial, Inc. (Financial Services) 96 5,683
Warner Music Group Corp.
*
- Class A (Entertainment) 155 4,720
Watsco, Inc. (Trading Companies & Distributors) 28 12,876
Watts Water Technologies, Inc. - Class A (Machinery) 28 5,817
Weatherford International PLC (Energy Equipment &
Services) 78 3,229
Webster Financial Corp. (Banks) 354 16,744
WESCO International, Inc. (Trading Companies &
Distributors) 92 14,992
Westlake Corp. (Chemicals) 69 6,378
WEX, Inc.
*
(Financial Services) 22 2,868
Whirlpool Corp. (Household Durables) 114 8,696
Wintrust Financial Corp. (Banks) 66 7,337
WP Carey, Inc. (Equity REIT - Diversified) 451 28,160
XPO, Inc.
*
(Ground Transportation) 123 13,053
YETI Holdings, Inc.
*
(Leisure Products) 102 2,912
Zions Bancorp N.A. (Banks) 183 8,230
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 560 4,794
TOTAL COMMON STOCKS
  (Cost $2,188,967) 2,664,071
TOTAL INVESTMENT SECURITIES
  (Cost $2,188,967)— 99.0% 2,664,071
Net other assets (liabilities) —  1.0% 26,059
NET ASSETS — 100.0% $ 2,690,130
*
Non-income producing security.
REIT
Real Estate Investment Trust
Mid-Cap Value ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 4,023 0.1%
Air Freight & Logistics 8,951 0.3%
Automobile Components 40,178 1.5%
Automobiles 13,280 0.5%
Banks 246,345 9.2%
Beverages 8,269 0.3%
Biotechnology 30,214 1.1%
Broadline Retail 16,819 0.6%
Building Products 45,904 1.7%
Capital Markets 42,953 1.6%
Chemicals 54,242 2.0%
Commercial Services & Supplies 10,312 0.4%
Communications Equipment 10,928 0.4%

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Value ProFund
Value
% of Net
Assets
Construction & Engineering $ 28,302 1.1%
Consumer Finance 22,403 0.8%
Consumer Staples Distribution & Retail 110,747 4.1%
Containers & Packaging 62,389 2.3%
Diversified Consumer Services 15,709 0.6%
Diversified Telecommunication Services 19,353 0.7%
Electric Utilities 53,628 2.0%
Electrical Equipment 40,148 1.5%
Electronic Equipment, Instruments & Components 94,977 3.6%
Energy Equipment & Services 18,074 0.7%
Entertainment 4,720 0.2%
Equity REIT - Diversified 28,160 1.1%
Financial Services 37,917 1.4%
Food Products 35,817 1.3%
Gas Utilities 66,339 2.5%
Ground Transportation 44,815 1.7%
Health Care Equipment & Supplies 24,773 0.9%
Health Care Providers & Services 49,568 1.9%
Health Care REITs 33,725 1.3%
Hotel & Resort REITs 2,167 0.1%
Hotels, Restaurants & Leisure 33,017 1.2%
Household Durables 34,527 1.3%
Independent Power/Renewable Electricity Producers 4,719 0.2%
Industrial REITs 43,503 1.6%
Insurance 173,162 6.4%
Interactive Media & Services 4,794 0.2%
IT Services 11,476 0.4%
Leisure Facilities & Services 3,420 0.1%
Leisure Products 23,902 0.9%
Life Sciences Tools & Services 55,718 2.1%
Machinery 133,180 4.9%
Media 19,926 0.7%
Metals & Mining 98,039 3.7%
Mortgage REITs 36,048 1.3%
Multi-Utilities 16,350 0.6%
Office REITs 22,609 0.8%
Oil, Gas & Consumable Fuels 92,866 3.4%
Personal Care Products 14,854 0.6%
Pharmaceuticals 21,756 0.8%
Professional Services 74,213 2.8%
Real Estate Management & Development 10,461 0.4%
Residential REITs 31,616 1.2%
Retail - Discretionary 6,682 0.3%
Retail REITs 38,886 1.4%
Semiconductors & Semiconductor Equipment 59,871 2.2%
Software 29,882 1.1%
Specialized REITs 52,324 1.9%
Specialty Retail 81,262 3.0%
Textiles, Apparel & Luxury Goods 40,513 1.5%
Trading Companies & Distributors 46,917 1.7%
Value
% of Net
Assets
Water Utilities $ 21,429 0.8%
Other
**
26,059 1.0%
Total $ 2,690,130 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Nasdaq-100 ProFund
Common Stocks ( 81.6% )
Shares Value
Adobe, Inc.
*
(Software) 1,744 $ 653,965
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 6,498 632,580
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 1,736 211,653
Alphabet, Inc. - Class A (Interactive Media & Services) 9,507 1,509,712
Alphabet, Inc. - Class C (Interactive Media & Services) 8,959 1,441,414
Amazon.com, Inc.
*
(Broadline Retail) 17,273 3,185,487
American Electric Power Co., Inc. (Electric Utilities) 2,139 231,739
Amgen, Inc. (Biotechnology) 2,154 626,641
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 1,989 387,696
ANSYS, Inc.
*
(Software) 350 112,658
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 24,484 5,202,850
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 3,258 491,013
AppLovin Corp
*
- Class A (Software) 1,241 334,214
ARM Holdings PLC
*ADR(a)
(Semiconductors &
Semiconductor Equipment) 525 59,876
ASML Holding N.V.
ADRNYS
(Semiconductors &
Semiconductor Equipment) 361 241,178
AstraZeneca PLC
ADR
(Pharmaceuticals) 2,336 167,701
Atlassian Corp.
*
- Class A (Software) 658 150,228
Autodesk, Inc.
*
(Software) 862 236,404
Automatic Data Processing, Inc. (Professional Services) 1,632 490,580
Axon Enterprise, Inc.
*
(Aerospace & Defense) 307 188,283
Baker Hughes Co. (Energy Equipment & Services) 3,971 140,573
Biogen, Inc.
*
(Biotechnology) 587 71,074
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 131 668,006
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 12,635 2,431,858
Cadence Design Systems, Inc.
*
(Software) 1,099 327,216
CDW Corp. (Electronic Equipment, Instruments &
Components) 531 85,257
Charter Communications, Inc.
*
- Class A (Media) 569 222,968
Cintas Corp. (Commercial Services & Supplies) 1,617 342,287
Cisco Systems, Inc. (Communications Equipment) 15,953 920,967
Coca-Cola European Partners PLC (Beverages) 1,849 167,778
Cognizant Technology Solutions Corp. - Class A (IT
Services) 1,984 145,963
Comcast Corp. - Class A (Media) 15,123 517,207
Constellation Energy Corp. (Electric Utilities) 1,255 280,417
Copart, Inc.
*
(Commercial Services & Supplies) 3,876 236,552
CoStar Group, Inc.
*
(Real Estate Management &
Development) 1,645 122,010
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 1,781 1,771,204
Crowdstrike Holdings, Inc.
*
- Class A (Software) 938 402,280
CSX Corp. (Ground Transportation) 7,598 213,275
Datadog, Inc.
*
- Class A (Software) 1,273 130,050
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 1,568 111,924
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 1,162 153,396
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,582 305,152
Electronic Arts, Inc. (Entertainment) 1,045 151,619
Exelon Corp. (Electric Utilities) 4,033 189,148
Fastenal Co. (Trading Companies & Distributors) 2,301 186,312
Fortinet, Inc.
*
(Software) 3,084 319,996
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 1,835 129,056
Gilead Sciences, Inc. (Biotechnology) 4,995 532,167
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 2,217 77,750
Honeywell International, Inc. (Industrial Conglomerates) 2,606 548,563
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 325 140,611
Common Stocks (81.6%), continued
Shares Value
Intel Corp. (Semiconductors & Semiconductor
Equipment) 17,365 $ 349,037
Intuit, Inc. (Software) 1,121 703,394
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 1,430 737,594
Keurig Dr Pepper, Inc. (Beverages) 5,442 188,239
KLA Corp. (Semiconductors & Semiconductor
Equipment) 533 374,534
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 5,149 369,029
Linde PLC (Chemicals) 1,895 858,871
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 465 125,908
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 1,106 263,869
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,471 202,602
MercadoLibre, Inc.
*
(Broadline Retail) 204 475,493
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 3,569 1,959,381
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,158 99,441
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 4,469 343,890
Microsoft Corp. (Software) 12,117 4,789,365
MicroStrategy, Inc.
*
- Class A (Software) 953 362,245
Mondelez International, Inc. - Class A (Food Products) 5,188 353,459
MongoDB, Inc.
*
(IT Services) 299 51,479
Monster Beverage Corp.
*
(Beverages) 3,904 234,708
Netflix, Inc.
*
(Entertainment) 1,715 1,940,899
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 39,770 4,331,747
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,017 187,443
Old Dominion Freight Line, Inc. (Ground
Transportation) 852 130,595
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 1,691 67,133
O'Reilly Automotive, Inc.
*
(Specialty Retail) 230 325,496
PACCAR, Inc. (Machinery) 2,106 189,982
Palantir Technologies, Inc.
*
(Software) 9,019 1,068,210
Palo Alto Networks, Inc.
*
(Software) 2,654 496,112
Paychex, Inc. (Professional Services) 1,445 212,588
PayPal Holdings, Inc.
*
(Financial Services) 3,968 261,253
PDD Holdings, Inc.
*ADR
(Broadline Retail) 2,678 282,716
PepsiCo, Inc. (Beverages) 5,501 745,826
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 4,435 658,420
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 431 258,066
Roper Technologies, Inc. (Software) 431 241,394
Ross Stores, Inc. (Specialty Retail) 1,323 183,897
Starbucks Corp. (Hotels, Restaurants & Leisure) 4,555 364,628
Synopsys, Inc.
*
(Software) 620 284,586
Take-Two Interactive Software, Inc.
*
(Entertainment) 708 165,191
Tesla, Inc.
*
(Automobiles) 5,924 1,671,516
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 3,651 584,343
The Kraft Heinz Co. (Food Products) 4,793 139,476
The Trade Desk, Inc.
*
- Class A (Media) 1,815 97,338
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 4,579 1,130,784
Verisk Analytics, Inc. (Professional Services) 563 166,890
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 1,029 524,276
Warner Bros. Discovery, Inc.
*
(Entertainment) 9,846 85,365
Workday, Inc.
*
- Class A (Software) 857 209,965
Xcel Energy, Inc. (Electric Utilities) 2,306 163,034

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Nasdaq-100 ProFund
Common Stocks (81.6%), continued
Shares Value
Zscaler, Inc.
*
(Software) 615 $ 139,095
TOTAL COMMON STOCKS
  (Cost $19,938,533) 58,749,310
Repurchase Agreements
(b)(c)
(64.1%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $46,150,419 $ 46,145,000 46,145,000
TOTAL REPURCHASE AGREEMENTS
(Cost $46,145,000) 46,145,000
Collateral for Securities Loaned
(d)
(0.1%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(e)
53,808 53,808
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $53,808) 53,808
Common Stocks (81.6%), continued
Shares Value
TOTAL INVESTMENT SECURITIES
  (Cost $66,137,341)— 145.8% $ 104,948,118
Net other assets (liabilities) —  (45.8)% (32,951,291)
NET ASSETS — 100.0% $ 71,996,827
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $53,832.
ADR
American Depositary Receipt
NYS
New York Shares
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $4,128,000.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Nasdaq-100 Futures Contracts 10 6/23/25 $ 3,931,700 $ 365,827
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 5/27/25 5.08% $ 6,876,278 $ 60,248
Nasdaq-100 Index UBS AG 5/27/25 5.13% 2,465,949 17,621
$9,342,227 $77,869
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Nasdaq-100 ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 188,283 0.2%
Automobiles 1,671,516 2.3%
Beverages 1,336,551 1.8%
Biotechnology 2,012,224 2.8%
Broadline Retail 3,943,697 5.5%
Chemicals 858,871 1.2%
Commercial Services & Supplies 578,839 0.8%
Communications Equipment 920,966 1.3%
Consumer Staples Distribution & Retail 1,771,204 2.5%
Electric Utilities 864,338 1.2%
Electronic Equipment, Instruments & Components 85,257 0.1%
Energy Equipment & Services 140,573 0.2%
Value
% of Net
Assets
Entertainment $ 2,343,074 3.2%
Financial Services 261,253 0.4%
Food Products 492,935 0.7%
Ground Transportation 343,870 0.5%
Health Care Equipment & Supplies 1,119,185 1.6%
Hotels, Restaurants & Leisure 1,813,308 2.5%
Industrial Conglomerates 548,563 0.8%
Interactive Media & Services 4,910,506 6.8%
IT Services 197,442 0.3%
Machinery 189,982 0.3%
Media 837,514 1.2%
Oil, Gas & Consumable Fuels 153,396 0.2%
Pharmaceuticals 167,701 0.2%

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Nasdaq-100 ProFund
Value
% of Net
Assets
Professional Services $ 870,058 1.2%
Real Estate Management & Development 122,010 0.2%
Semiconductors & Semiconductor Equipment 11,889,570 16.5%
Software 10,961,377 15.2%
Specialty Retail 509,393 0.7%
Technology Hardware, Storage & Peripherals 5,202,850 7.2%
Textiles, Apparel & Luxury Goods 125,908 0.2%
Trading Companies & Distributors 186,312 0.2%
Wireless Telecommunication Services 1,130,784 1.6%
Other
**
13,247,517 18.4%
Total $ 71,996,827 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Oil & Gas Equipment & Services UltraSector ProFund
Common Stocks ( 77.3% )
Shares Value
Archrock, Inc. (Energy Equipment & Services) 13,636 $ 320,855
Aris Water Solutions, Inc. - Class A (Commercial
Services & Supplies) 4,616 115,215
Atlas Energy Solutions, Inc.
*
(Energy Equipment &
Services) 12,982 175,646
Baker Hughes Co. (Energy Equipment & Services) 7,844 277,678
Bristow Group, Inc.
*
(Energy Equipment & Services) 1,139 33,077
Cactus, Inc. - Class A (Energy Equipment & Services) 7,402 280,832
ChampionX Corp. (Energy Equipment & Services) 11,640 280,873
Core Laboratories, Inc. (Energy Equipment & Services) 3,764 42,797
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 13,801 114,134
Halliburton Co. (Energy Equipment & Services) 13,487 267,312
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 15,245 92,842
Helmerich & Payne, Inc. (Energy Equipment & Services) 13,183 249,027
Innovex International, Inc.
*
(Energy Equipment &
Services) 4,390 66,289
Kodiak Gas Services, Inc.
*
(Energy Equipment &
Services) 7,477 254,293
Liberty Energy, Inc. (Energy Equipment & Services) 23,111 265,777
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 1,480 39,723
Newpark Resources, Inc.
*
(Energy Equipment &
Services) 6,583 38,050
Noble Corp. PLC
*
(Energy Equipment & Services) 14,477 314,730
NOV, Inc. (Energy Equipment & Services) 23,635 274,402
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 10,938 194,150
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 42,507 239,739
ProPetro Holding Corp.
*
(Energy Equipment & Services) 15,795 78,659
RPC, Inc.
*
(Energy Equipment & Services) 14,244 67,374
Schlumberger N.V. (Energy Equipment & Services) 8,321 276,673
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 13,417 114,313
Common Stocks (77.3%), continued
Shares Value
Solaris Energy Infrastructure, Inc.
*
(Energy Equipment
& Services) 7,918 $ 167,387
TechnipFMC PLC (Energy Equipment & Services) 12,628 355,730
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 11,700 33,345
Tidewater, Inc.
*
(Energy Equipment & Services) 8,282 299,726
Transocean, Ltd.
*
(Energy Equipment & Services) 111,831 238,200
Valaris, Ltd.
*
(Energy Equipment & Services) 9,026 291,630
Weatherford International PLC (Energy Equipment &
Services) 6,220 257,508
TOTAL COMMON STOCKS
  (Cost $4,753,727) 6,117,986
Repurchase Agreements
(a)(b)
(23.1%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $1,827,215 $ 1,827,000 1,827,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,827,000) 1,827,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,580,727)— 100.4% 7,944,986
Net other assets (liabilities) —  (0.4)% (31,264)
NET ASSETS — 100.0% $ 7,913,722
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $1,136,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Oil & Gas Equipment &
Services Select Sector Index Goldman Sachs International 5/23/25 5.08% $ 3,516,279 $ 20,938
S&P Oil & Gas Equipment &
Services Select Sector Index UBS AG 5/23/25 5.13% 2,257,438 57,664
$5,773,717 $78,602
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Commercial Services & Supplies $ 115,215 1.5%
Energy Equipment & Services 6,002,771 75.8%
Other
**
1,795,736 22.7%
Total $ 7,913,722 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Pharmaceuticals UltraSector ProFund
Common Stocks ( 77.3% )
Shares Value
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 3,511 $ 26,894
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,050 50,041
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 635 44,971
Arvinas, Inc.
*
(Pharmaceuticals) 6,334 60,933
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 688 77,256
Bristol-Myers Squibb Co. (Pharmaceuticals) 1,375 69,025
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 1,284 34,662
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 1,495 107,460
CorMedix, Inc.
*
(Pharmaceuticals) 2,443 22,451
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 3,082 50,545
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 7,914 75,025
Eli Lilly & Co. (Pharmaceuticals) 100 89,894
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 679 12,860
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 10,244 10,238
Evolus, Inc.
*
(Pharmaceuticals) 1,863 21,238
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,413 16,457
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 1,903 56,081
Harrow, Inc.
*
(Pharmaceuticals) 1,510 37,403
Innoviva, Inc.
*
(Pharmaceuticals) 1,780 33,268
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 613 71,696
Johnson & Johnson (Pharmaceuticals) 505 78,937
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 350 38,451
Liquidia Corp.
*
(Pharmaceuticals) 2,479 34,632
Merck & Co., Inc. (Pharmaceuticals) 881 75,061
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 3,474 22,199
Nuvation Bio, Inc.
*
(Pharmaceuticals) 7,985 17,966
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 2,792 23,174
Omeros Corp.
*
(Pharmaceuticals) 2,210 16,244
Organon & Co. (Pharmaceuticals) 5,482 70,882
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 2,546 68,487
Perrigo Co. PLC (Pharmaceuticals) 2,992 76,954
Pfizer, Inc. (Pharmaceuticals) 3,198 78,063
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 541 10,068
Common Stocks (77.3%), continued
Shares Value
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 936 $ 76,031
Royalty Pharma PLC
*
- Class A (Pharmaceuticals) 2,503 82,148
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,370 44,498
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,660 86,170
Viatris, Inc. (Pharmaceuticals) 8,899 74,930
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 3,323 25,654
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 3,785 17,297
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 1,311 9,610
Zoetis, Inc. (Pharmaceuticals) 509 79,608
TOTAL COMMON STOCKS
  (Cost $1,477,929) 2,075,462
Repurchase Agreements
(a)(b)
(21.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $581,068 $ 581,000 581,000
TOTAL REPURCHASE AGREEMENTS
(Cost $581,000) 581,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,058,929)— 98.9% 2,656,462
Net other assets (liabilities) —  1.1% 28,742
NET ASSETS — 100.0% $ 2,685,204
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $284,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Pharmaceuticals Select
Industry Index Goldman Sachs International 5/23/25 5.08% $ 1,060,423 $ 49,719
S&P Pharmaceuticals Select
Industry Index UBS AG 5/23/25 5.13% 885,264 58,789
$1,945,687 $108,508
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Pharmaceuticals UltraSector ProFund invested in the following industries as of
April 30, 2025:
Value
% of Net
Assets
Pharmaceuticals $ 2,075,462 77.3%
Other
**
609,742 22.7%
Total $ 2,685,204 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Precious Metals UltraSector ProFund
Common Stocks ( 77.5% )
Shares Value
Agnico Eagle Mines, Ltd. (Metals & Mining) 40,837 $ 4,801,614
Alamos Gold, Inc. - Class A (Metals & Mining) 34,132 973,445
Anglogold Ashanti PLC (Metals & Mining) 34,748 1,464,976
B2Gold Corp. (Metals & Mining) 107,011 332,804
Barrick Gold Corp. (Metals & Mining) 140,223 2,669,846
Centerra Gold Inc (Metals & Mining) 17,067 114,349
Cia De Minas Buenaventura S.A.A
*ADR
(Metals &
Mining) 19,417 274,945
Coeur Mining, Inc.
*
(Metals & Mining) 51,852 287,779
Eldorado Gold Corp.
*
(Metals & Mining) 16,639 313,479
Endeavour Silver Corp.
*
(Metals & Mining) 21,298 77,525
Equinox Gold Corp.
*
(Metals & Mining) 34,403 230,500
First Majestic Silver Corp.
*
(Metals & Mining) 34,248 214,392
Fortuna Mining Corp.
*
(Metals & Mining) 24,887 155,544
Franco-Nevada Corp. (Metals & Mining) 15,643 2,687,155
Gold Fields, Ltd.
ADR
(Metals & Mining) 72,683 1,638,275
Harmony Gold Mining Co., Ltd.
ADR
(Metals & Mining) 45,200 719,132
Hecla Mining Co. (Metals & Mining) 51,254 293,173
IAMGOLD Corp.
*
(Metals & Mining) 46,391 328,448
Kinross Gold Corp. (Metals & Mining) 99,792 1,472,930
MAG Silver Corp.
*
(Metals & Mining) 7,552 117,509
New Gold, Inc.
*
(Metals & Mining) 64,215 255,576
Newmont Corp. (Metals & Mining) 92,430 4,869,211
Novagold Resources, Inc.
*
(Metals & Mining) 19,834 83,898
Osisko Gold Royalties, Ltd.
*
(Metals & Mining) 15,162 364,343
Pan American Silver Corp. (Metals & Mining) 29,402 740,342
Royal Gold, Inc. (Metals & Mining) 5,339 975,489
Sandstorm Gold, Ltd.
*
(Metals & Mining) 19,975 173,783
Common Stocks (77.5%), continued
Shares Value
Seabridge Gold, Inc.
*
(Metals & Mining) 6,343 $ 78,843
Sibanye Stillwater, Ltd.
*ADR
(Metals & Mining) 57,453 267,156
SSR Mining, Inc.
*
(Metals & Mining) 16,430 174,815
Wheaton Precious Metals Corp. (Metals & Mining) 36,838 3,076,710
TOTAL COMMON STOCKS
  (Cost $12,176,852) 30,227,986
Repurchase Agreements
(a)(b)
(21.7%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $8,476,995 $ 8,476,000 8,476,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,476,000) 8,476,000
TOTAL INVESTMENT SECURITIES
  (Cost $20,652,852)— 99.2% 38,703,986
Net other assets (liabilities) —  0.8% 297,991
NET ASSETS — 100.0% $ 39,001,977
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $3,839,000.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Precious Metals
Index Goldman Sachs International 5/23/25 5.08% $ 12,985,517 $ 25,941
Dow Jones Precious Metals
Index UBS AG 5/23/25 5.13% 15,269,570 81,182
$28,255,087 $107,123
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Precious Metals UltraSector ProFund invested in the following industries as of
April 30, 2025:
Value
% of Net
Assets
Metals & Mining $ 30,227,986 77.5%
Other
**
8,773,991 22.5%
Total $ 39,001,977 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Real Estate UltraSector ProFund
Common Stocks ( 77.0% )
Shares Value
Alexandria Real Estate Equities, Inc. (Office REITs) 388 $ 28,192
American Tower Corp. (Specialized REITs) 1,177 265,307
AvalonBay Communities, Inc. (Residential REITs) 358 75,173
Boston Properties, Inc. (Office REITs) 367 23,389
Camden Property Trust (Residential REITs) 269 30,612
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 745 91,024
CoStar Group, Inc.
*
(Real Estate Management &
Development) 1,062 78,769
Crown Castle International Corp. (Specialized REITs) 1,095 115,807
Digital Realty Trust, Inc. (Specialized REITs) 797 127,950
Equinix, Inc. (Specialized REITs) 245 210,884
Equity Residential (Residential REITs) 861 60,494
Essex Property Trust, Inc. (Residential REITs) 162 45,222
Extra Space Storage, Inc. (Specialized REITs) 534 78,242
Federal Realty Investment Trust (Retail REITs) 194 18,240
Healthpeak Properties, Inc. (Health Care REITs) 1,763 31,452
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,761 24,865
Invitation Homes, Inc. (Residential REITs) 1,435 49,063
Iron Mountain, Inc. (Specialized REITs) 740 66,356
Kimco Realty Corp. (Retail REITs) 1,712 34,206
Mid-America Apartment Communities, Inc. (Residential
REITs) 295 47,097
Prologis, Inc. (Industrial REITs) 2,335 238,637
Public Storage (Specialized REITs) 397 119,271
Realty Income Corp. (Retail REITs) 2,205 127,581
Regency Centers Corp. (Retail REITs) 411 29,666
SBA Communications Corp. - Class A (Specialized
REITs) 271 65,961
Simon Property Group, Inc. (Retail REITs) 773 121,655
UDR, Inc. (Residential REITs) 758 31,745
Common Stocks (77.0%), continued
Shares Value
Ventas, Inc. (Health Care REITs) 1,101 $ 77,158
VICI Properties, Inc. (Specialized REITs) 2,656 85,045
Welltower, Inc. (Health Care REITs) 1,535 234,226
Weyerhaeuser Co. (Specialized REITs) 1,828 47,363
TOTAL COMMON STOCKS
  (Cost $975,169) 2,680,652
Repurchase Agreements
(a)(b)
(23.3%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $812,095 $ 812,000 812,000
TOTAL REPURCHASE AGREEMENTS
(Cost $812,000) 812,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,787,169)— 100.3% 3,492,652
Net other assets (liabilities) —  (0.3)% (11,665)
NET ASSETS — 100.0% $ 3,480,987
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $437,000.
REIT
Real Estate Investment Trust
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Real Estate Select Sector
Index Goldman Sachs International 5/23/25 5.08% $ 1,150,929 $ 22,942
S&P Real Estate Select Sector
Index UBS AG 5/23/25 5.13% 1,393,658 24,034
$2,544,587 $46,976
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Real Estate UltraSector ProFund invested in the following industries as of April
30, 2025:
Value
% of Net
Assets
Health Care REITs $ 342,836 9.8%
Hotel & Resort REITs 24,865 0.7%
Industrial REITs 238,637 6.9%
Office REITs 51,581 1.5%
Real Estate Management & Development 169,793 4.9%
Residential REITs 339,405 9.7%
Retail REITs 331,348 9.5%
Value
% of Net
Assets
Specialized REITs $ 1,182,187 34.0%
Other
**
800,335 23.0%
Total $ 3,480,987 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Rising Rates Opportunity ProFund
Repurchase Agreements
(a)(b)
(97.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $10,240,202 $ 10,239,000 $ 10,239,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,239,000) 10,239,000
TOTAL INVESTMENT SECURITIES
  (Cost $10,239,000)— 97.6% 10,239,000
Net other assets (liabilities) —  2.4% 256,998
NET ASSETS — 100.0% $ 10,495,998
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $359,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.63%, due 2/15/55 Citibank North America 5/15/25 (4.29)% $ (7,949,163) $ (127,760)
30-Year U.S. Treasury Bond,
4.63%, due 2/15/55 Societe Generale 5/15/25 (4.22)% (5,079,465) (81,310)
$(13,028,628) $(209,070)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements
(a)(b)
(98.7%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $611,072 $ 611,000 $ 611,000
TOTAL REPURCHASE AGREEMENTS
(Cost $611,000) 611,000
TOTAL INVESTMENT SECURITIES
  (Cost $611,000)— 98.7% 611,000
Net other assets (liabilities) —  1.3% 7,933
NET ASSETS — 100.0% $ 618,933
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $64,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
10-Year U.S. Treasury Note,
4.63%, due 2/15/35 Citibank North America 5/15/25 (4.27)% $ (157,109) $ (2,710)
10-Year U.S. Treasury Note,
4.63%, due 2/15/35 Societe Generale 5/15/25 (4.20)% (460,854) (6,734)
$(617,963) $(9,444)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Rising U.S. Dollar ProFund
Repurchase Agreements
(a)(b)
( 96.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $8,360,982 $ 8,360,000 $ 8,360,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,360,000) 8,360,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,257,707)— 106.4% 9,267,304
Net other assets (liabilities) —  (6.4)% (558,040)
NET ASSETS — 100.0% $ 8,709,264
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $331,000.
As of April 30, 2025, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 568,813 British pound 439,150 05/16/25 $ 585,200 $ (16,387)
U.S. dollar 437,038 Canadian dollar 623,925 05/16/25 453,031 (15,993)
U.S. dollar 3,211,198 Euro 2,952,340 05/16/25 3,347,441 (136,243)
U.S. dollar 388,624 Japanese yen 57,581,695 05/16/25 403,537 (14,913)
U.S. dollar 246,639 Swedish krona 2,444,486 05/16/25 253,347 (6,708)
U.S. dollar 295,042 Swiss franc 258,439 05/16/25 313,891 (18,849)
Total Short Contracts $ 5,147,354 $ 5,356,447 $(209,093)
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 58,195 U.S. dollar $ 76,540 05/16/25 $ 77,549 $ 1,009
Canadian dollar 93,742 U.S. dollar 67,199 05/16/25 68,066 867
Euro 482,806 U.S. dollar 541,730 05/16/25 547,418 5,688
Japanese yen 20,248,297 U.S. dollar 140,564 05/16/25 141,902 1,338
Swedish krona 277,794 U.S. dollar 28,437 05/16/25 28,791 354
Swiss franc 35,880 U.S. dollar 43,237 05/16/25 43,578 341
Total Long Contracts $ 897,707 $ 907,304 $ 9,597
As of April 30, 2025, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 499,976 British pound 386,410 05/16/25 $ 514,920 $ (14,944)
U.S. dollar 389,522 Canadian dollar 557,147 05/16/25 404,543 (15,021)
U.S. dollar 2,062,919 Euro 1,900,987 05/16/25 2,155,389 (92,470)
U.S. dollar 870,966 Japanese yen 129,574,289 05/16/25 908,067 (37,101)
U.S. dollar 133,490 Swedish krona 1,323,650 05/16/25 137,183 (3,693)
U.S. dollar 37,919 Swiss franc 33,314 05/16/25 40,462 (2,543)
Total Short Contracts $ 3,994,792 $ 4,160,564 $(165,772)
Total unrealized appreciation $9,597
Total unrealized (depreciation) (374,865)
Total net unrealized appreciation/(depreciation) $(365,268)

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Semiconductor UltraSector ProFund
Common Stocks ( 44.9% )
Shares Value
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 36,650 $ 3,567,878
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 2,955 56,352
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,565 44,759
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 11,215 2,186,028
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 18,371 2,768,693
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 735 36,000
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 105,958 20,393,736
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,201 115,344
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 2,993 133,458
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 3,416 270,274
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,874 65,721
Intel Corp. (Semiconductors & Semiconductor
Equipment) 97,880 1,967,388
KLA Corp. (Semiconductors & Semiconductor
Equipment) 3,004 2,110,881
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 29,017 2,079,648
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 3,121 152,711
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 19,560 1,141,717
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 12,157 560,195
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 25,186 1,938,063
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 1,521 106,683
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 1,081 641,141
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 553,727 60,311,944
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 5,745 1,058,861
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 9,526 378,182
Common Stocks (44.9%), continued
Shares Value
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,116 $ 136,119
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 1,287 63,217
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 2,111 151,295
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 25,001 3,711,648
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 2,409 117,535
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 734 74,692
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 3,634 233,594
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 3,681 273,167
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 20,578 3,293,509
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 998 125,379
TOTAL COMMON STOCKS
  (Cost $13,260,376) 110,265,812
Repurchase Agreements
(a)(b)
(35.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $88,193,356 $ 88,183,000 88,183,000
TOTAL REPURCHASE AGREEMENTS
(Cost $88,183,000) 88,183,000
TOTAL INVESTMENT SECURITIES
  (Cost $101,443,376)— 80.7% 198,448,812
Net other assets (liabilities) —  19.3% 47,564,645
NET ASSETS — 100.0% $ 246,013,457
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $38,667,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones U.S. Semiconductors
Index Goldman Sachs International 5/23/25 5.08% $ 112,170,204 $ 6,415,111
Dow Jones U.S. Semiconductors
Index UBS AG 5/23/25 5.13% 146,643,781 6,241,685
$258,813,985 $12,656,796
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Semiconductor UltraSector ProFund invested in the following industries as of
April 30, 2025:

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Semiconductor UltraSector ProFund
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 110,265,812 44.9%
Other
**
135,747,645 55.1%
Total $ 246,013,457 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Short Energy ProFund
Repurchase Agreements
(a)(b)
(108.9%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $982,115 $ 982,000 $ 982,000
TOTAL REPURCHASE AGREEMENTS
(Cost $982,000) 982,000
TOTAL INVESTMENT SECURITIES
  (Cost $982,000)— 108.9% 982,000
Net other assets (liabilities) — ( 8 .9 ) % (80,507)
NET ASSETS — 100.0% $ 901,493
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $184,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Energy Select Sector Index Goldman Sachs International 5/23/25 (4.58)% $ (444,974) $ 5,052
S&P Energy Select Sector Index UBS AG 5/23/25 (4.63)% (457,688) 8,705
$(902,662) $13,757
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Short Nasdaq-100 ProFund
Repurchase Agreements
(a)(b)
( 229.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $2,743,322 $ 2,743,000 $ 2,743,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,743,000) 2,743,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,743,000)— 229.8% 2,743,000
Net other assets (liabilities) —  (129.8)% (1,549,294)
NET ASSETS — 100.0% $ 1,193,706
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $317,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 5/27/25 (4.83)% $ (775,012) $ (8,305)
Nasdaq-100 Index UBS AG 5/27/25 (4.73)% (410,991) (2,946)
$(1,186,003) $(11,251)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Short Precious Metals ProFund
Repurchase Agreements
(a)(b)
( 100.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $8,857,040 $ 8,856,000 $ 8,856,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,856,000) 8,856,000
TOTAL INVESTMENT SECURITIES
  (Cost $8,856,000)— 100.9% 8,856,000
Net other assets (liabilities) —  (0.9)% (80,569)
NET ASSETS — 100.0% $ 8,775,431
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $1,647,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Precious Metals
Index Goldman Sachs International 5/23/25 (4.58)% $ (4,386,491) $ (24,462)
Dow Jones Precious Metals
Index UBS AG 5/23/25 (4.63)% (4,385,762) (25,968)
$(8,772,253) $(50,430)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Short Real Estate ProFund
Repurchase Agreements
(a)(b)
( 113.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $1,025,120 $ 1,025,000 $ 1,025,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,025,000) 1,025,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,025,000)— 113.9% 1,025,000
Net other assets (liabilities) —  (13.9)% (125,360)
NET ASSETS — 100.0% $ 899,640
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $215,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Real Estate Select Sector
Index Goldman Sachs International 5/23/25 (4.58)% $ (449,940) $ (10,472)
S&P Real Estate Select Sector
Index UBS AG 5/23/25 (4.63)% (449,128) (10,560)
$(899,068) $(21,032)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Short Small-Cap ProFund
Repurchase Agreements
(a)(b)
( 114.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $580,068 $ 580,000 $ 580,000
TOTAL REPURCHASE AGREEMENTS
(Cost $580,000) 580,000
TOTAL INVESTMENT SECURITIES
  (Cost $580,000)— 114.2% 580,000
Net other assets (liabilities) —  (14.2)% (71,903)
NET ASSETS — 100.0% $ 508,097
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $124,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 5/27/25 (4.48)% $ (129,632) $ 18
Russell 2000 Index UBS AG 5/27/25 (4.63)% (377,111) 316
$(506,743) $334
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Growth ProFund
Common Stocks ( 99.9% )
Shares Value
A10 Networks, Inc.
*
(Software) 269 $ 4,433
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 517 7,548
Acadia Realty Trust (Retail REITs) 502 9,588
ACI Worldwide, Inc.
*
(Software) 638 34,045
Acushnet Holdings Corp. (Leisure Products) 94 6,225
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 68 7,109
Adeia, Inc. (Software) 247 3,041
ADMA Biologics, Inc.
*
(Biotechnology) 1,437 34,201
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 226 24,001
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 112 10,910
AeroVironment, Inc.
*
(Aerospace & Defense) 170 25,758
Agilysys, Inc.
*
(Software) 137 10,186
Alamo Group, Inc. (Machinery) 28 4,675
Alarm.com Holdings, Inc.
*
(Software) 180 9,648
Albany International Corp.
*
(Machinery) 96 6,313
Alkermes PLC
*
(Biotechnology) 633 18,211
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 71 1,337
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 42 5,097
American Assets Trust, Inc. (Equity REIT - Diversified) 169 3,165
American States Water Co. (Water Utilities) 115 9,328
Ameris Bancorp (Banks) 189 11,075
AMERISAFE, Inc. (Insurance) 52 2,417
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 144 3,515
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 101 7,153
Apogee Enterprises, Inc. (Building Products) 134 5,316
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 253 7,886
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 665 7,827
Archrock, Inc. (Energy Equipment & Services) 1,065 25,059
Arcosa, Inc. (Construction & Engineering) 190 15,213
Arcus Biosciences, Inc.
*
(Biotechnology) 411 3,596
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 348 3,421
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 311 2,105
Armstrong World Industries, Inc. (Building Products) 265 38,431
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 300 4,167
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 205 7,581
Artivion, Inc.
*
(Health Care Equipment & Supplies) 229 5,425
Assured Guaranty, Ltd. (Insurance) 143 12,545
Atlas Energy Solutions, Inc.
*
(Energy Equipment &
Services) 437 5,913
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 116 5,682
Axos Financial, Inc.
*
(Banks) 330 20,948
Azenta, Inc.
*
(Life Sciences Tools & Services) 136 3,582
AZZ, Inc. (Building Products) 182 15,790
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 179 39,527
Balchem Corp. (Chemicals) 198 30,998
BancFirst Corp. (Banks) 121 14,256
Bank of Hawaii Corp. (Banks) 111 7,338
BankUnited, Inc. (Banks) 209 6,836
Banner Corp. (Banks) 107 6,542
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 123 4,001
BGC Group, Inc. - Class A (Capital Markets) 1,253 11,352
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 221 5,328
BlackLine, Inc.
*
(Software) 315 14,877
Boot Barn Holdings, Inc.
*
(Specialty Retail) 186 19,407
Box, Inc.
*
- Class A (Software) 874 27,286
Brady Corp. - Class A (Commercial Services & Supplies) 172 12,090
Common Stocks (99.9%), continued
Shares Value
Brighsphere Investment Group, Inc. (Capital Markets) 170 $ 4,580
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 270 36,260
Cactus, Inc. - Class A (Energy Equipment & Services) 406 15,404
Calix, Inc.
*
(Communications Equipment) 144 5,891
Cal-Maine Foods, Inc. (Food Products) 263 24,555
CareTrust REIT, Inc. (Health Care REITs) 559 16,362
Cargurus, Inc.
*
(Interactive Media & Services) 535 14,959
Cars.com, Inc.
*
(Interactive Media & Services) 160 1,862
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 682 16,566
Cathay General Bancorp (Banks) 217 9,047
Cavco Industries, Inc.
*
(Household Durables) 49 24,199
Centerspace (Residential REITs) 56 3,380
Central Pacific Financial Corp. (Banks) 102 2,620
Century Aluminum Co.
*
(Metals & Mining) 316 5,186
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 69 1,808
Champion Homes, Inc.
*
(Household Durables) 321 27,766
Chesapeake Utilities Corp. (Gas Utilities) 79 10,402
Cinemark Holdings, Inc.
*
(Entertainment) 650 19,441
City Holding Co. (Banks) 90 10,428
Cleanspark, Inc.
*
(Software) 1,691 13,815
Clear Secure, Inc. - Class A (Software) 572 14,117
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 257 13,968
Cohen & Steers, Inc. (Capital Markets) 163 12,440
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 196 5,291
Community Financial System, Inc. (Banks) 205 11,191
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 281 5,134
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 270 5,873
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 567 40,755
Core Laboratories, Inc. (Energy Equipment & Services) 137 1,558
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 308 22,241
CoreCivic, Inc.
*
(Commercial Services & Supplies) 354 8,015
CorVel Corp.
*
(Health Care Providers & Services) 165 17,945
CSG Systems International, Inc. (Professional Services) 86 5,171
CSW Industrials, Inc. (Building Products) 102 31,873
CTS Corp. (Electronic Equipment, Instruments &
Components) 110 4,189
Curbline Properties Corp. (Retail REITs) 575 13,162
CVB Financial Corp. (Banks) 328 6,081
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 187 3,589
DiamondRock Hospitality Co. (Hotel & Resort REITs) 1,263 9,270
Digi International, Inc.
*
(Communications Equipment) 132 3,590
DigitalOcean Holdings, Inc.
*
(IT Services) 387 11,958
DNOW, Inc.
*
(Trading Companies & Distributors) 366 5,808
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 68 3,278
Dorman Products, Inc.
*
(Automobile Components) 165 18,695
DoubleVerify Holdings, Inc.
*
(Software) 479 6,352
Douglas Emmett, Inc. (Office REITs) 591 8,174
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 166 3,762
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 78 6,900
Dycom Industries, Inc.
*
(Construction & Engineering) 177 29,656
Dynavax Technologies Corp.
*
(Biotechnology) 306 3,596
Element Solutions, Inc. (Chemicals) 623 12,715
Elme Communities (Residential REITs) 316 4,920
Employers Holdings, Inc. (Insurance) 78 3,790
Enact Holdings, Inc.
*
(Financial Services) 40 1,432
Energizer Holdings, Inc. (Household Products) 167 4,516
Enerpac Tool Group Corp. (Machinery) 331 13,362
Enova International, Inc.
*
(Consumer Finance) 157 14,411

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap Growth ProFund
Common Stocks (99.9%), continued
Shares Value
Enpro, Inc. (Machinery) 79 $ 11,803
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 75 4,677
ESCO Technologies, Inc. (Machinery) 157 24,563
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 1,142 36,739
Etsy, Inc.
*
(Broadline Retail) 336 14,609
EVERTEC, Inc. (Financial Services) 251 8,519
Everus Contruction Group, Inc.
*
(Construction &
Engineering) 149 5,996
Extreme Networks, Inc.
*
(Communications Equipment) 388 5,106
FB Financial Corp. (Banks) 96 4,086
Federal Signal Corp. (Machinery) 371 30,211
First Bancorp (Banks) 605 11,882
First Commonwealth Financial Corp. (Banks) 291 4,458
First Financial Bancorp (Banks) 273 6,320
First Hawaiian, Inc. (Banks) 331 7,567
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 212 5,966
Forward Air Corp.
*
(Air Freight & Logistics) 48 707
Four Corners Property Trust, Inc. (Specialized REITs) 329 9,196
Franklin Electric Co., Inc. (Machinery) 146 12,404
Freshpet, Inc.
*
(Retail - Discretionary) 295 21,694
Frontdoor, Inc.
*
(Diversified Consumer Services) 461 18,952
Fulton Financial Corp. (Banks) 521 8,690
Gates Industrial Corp. PLC
*
(Machinery) 913 17,274
Getty Realty Corp. (Retail REITs) 132 3,695
Glaukos Corp.
*
(Health Care Equipment & Supplies) 336 31,668
GMS, Inc.
*
(Trading Companies & Distributors) 151 11,062
Gogo, Inc.
*
(Wireless Telecommunication Services) 166 1,257
Goosehead Insurance, Inc.
*
- Class A (Insurance) 149 14,485
Granite Construction, Inc. (Construction & Engineering) 264 21,461
Green Brick Partners, Inc.
*
(Household Durables) 187 11,031
Grid Dynamics Holdings, Inc.
*
(IT Services) 247 3,498
Griffon Corp. (Building Products) 240 16,346
Group 1 Automotive, Inc. (Specialty Retail) 38 15,338
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 391 9,767
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 1,139 5,228
Harmonic, Inc.
*
(Communications Equipment) 364 3,269
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 232 6,837
Hawkins, Inc. (Chemicals) 116 14,126
HCI Group, Inc.
*
(Insurance) 51 7,461
HealthStream, Inc.
*
(Health Care Technology) 85 2,859
Heidrick & Struggles International, Inc. (Professional
Services) 67 2,614
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 496 3,021
Helmerich & Payne, Inc. (Energy Equipment & Services) 351 6,630
Highwoods Properties, Inc. (Office REITs) 400 11,376
HNI Corp. (Commercial Services & Supplies) 152 6,430
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 149 20,352
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 141 12,990
Ingevity Corp.
*
(Chemicals) 113 3,727
Innospec, Inc. (Chemicals) 76 6,800
Innovative Industrial Properties, Inc. (Industrial REITs) 117 6,354
Innoviva, Inc.
*
(Pharmaceuticals) 184 3,439
Inspire Medical Systems, Inc.
*
(Health Care Equipment
& Supplies) 180 28,508
Installed Building Products, Inc. (Household Durables) 141 23,382
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 204 25,767
Inter Parfums, Inc. (Personal Care Products) 109 11,903
InterDigital, Inc. (Software) 157 31,557
Common Stocks (99.9%), continued
Shares Value
Interface, Inc. (Commercial Services & Supplies) 355 $ 6,674
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 140 4,754
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 275 30,605
J & J Snack Foods Corp. (Food Products) 52 6,739
John Bean Technologies Corp. (Machinery) 118 12,421
John Wiley & Sons, Inc. - Class A (Media) 147 6,415
Kadant, Inc. (Machinery) 72 21,240
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 650 12,032
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 267 1,709
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 302 18,165
Korn Ferry (Professional Services) 195 12,032
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 540 18,244
Krystal Biotech, Inc.
*
(Biotechnology) 154 26,162
Lakeland Financial Corp. (Banks) 84 4,676
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 124 11,252
Liberty Energy, Inc. (Energy Equipment & Services) 542 6,233
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 63 6,921
Lindsay Corp. (Machinery) 30 3,872
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 138 4,386
LiveRamp Holdings, Inc.
*
(Software) 208 5,441
LTC Properties, Inc. (Health Care REITs) 129 4,627
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 3,149 11,147
M/I Homes, Inc.
*
(Household Durables) 88 9,388
Mack-Cali Realty Corp.
*
(Residential REITs) 212 3,290
Madison Square Garden Sports Corp.
*
(Entertainment) 101 19,449
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 743 15,254
MARA Holdings, Inc.
*
(Software) 2,065 27,609
Matson, Inc. (Marine Transportation) 129 14,073
Mercury General Corp. (Insurance) 161 8,923
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 354 33,436
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 22 2,536
MGE Energy, Inc. (Electric Utilities) 137 12,388
Middlesex Water Co. (Water Utilities) 54 3,408
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 268 1,838
Moelis & Co. - Class A (Capital Markets) 219 11,734
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 78 6,099
Moog, Inc. - Class A (Aerospace & Defense) 172 28,768
MP Materials Corp.
*
(Metals & Mining) 323 7,901
Mueller Water Products, Inc. - Class A, Series A
(Machinery) 952 24,980
MYR Group, Inc.
*
(Construction & Engineering) 56 6,850
N-able, Inc.
*
(Software) 190 1,341
National Bank Holdings Corp. - Class A (Banks) 104 3,761
National Beverage Corp. (Beverages) 74 3,286
National HealthCare Corp. (Health Care Providers &
Services) 48 4,536
NBT Bancorp, Inc. (Banks) 126 5,335
NCR Atleos Corp.
*
(Financial Services) 194 5,416
NeoGenomics, Inc.
*
(Health Care Providers & Services) 352 2,251
NexPoint Residential Trust, Inc. (Residential REITs) 135 5,033
NMI Holdings, Inc.
*
- Class A (Financial Services) 478 17,290
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 604 14,677

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Growth ProFund
Common Stocks (99.9%), continued
Shares Value
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 614 $ 10,899
OFG Bancorp (Banks) 164 6,453
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 96 19,655
Otter Tail Corp. (Electric Utilities) 114 9,049
Outfront Media, Inc.
*
(Specialized REITs) 839 12,694
Palomar Holdings, Inc.
*
(Insurance) 161 23,349
Park National Corp. (Banks) 58 8,706
Pathward Financial, Inc. (Banks) 145 11,509
Patrick Industries, Inc. (Automobile Components) 98 7,544
Payoneer Global, Inc.
*
(Financial Services) 1,562 10,981
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 189 3,468
Pebblebrook Hotel Trust (Hotel & Resort REITs) 365 3,303
Perdoceo Education Corp. (Diversified Consumer
Services) 199 4,999
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 124 2,308
Phillips Edison & Co., Inc. (Retail REITs) 335 11,625
Phinia, Inc. (Automobile Components) 127 5,099
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 162 2,960
Piper Sandler Cos. (Capital Markets) 97 23,389
Pitney Bowes, Inc. (Commercial Services & Supplies) 453 3,932
PJT Partners, Inc. - Class A (Capital Markets) 144 20,406
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 112 13,712
Powell Industries, Inc. (Electrical Equipment) 57 10,437
Preferred Bank (Banks) 75 5,990
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 181 14,703
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 433 10,167
PROG Holdings, Inc. (Consumer Finance) 253 6,669
Progress Software Corp. (Software) 264 15,829
Progyny, Inc.
*
(Health Care Providers & Services) 225 5,139
Protagonist Therapeutics, Inc.
*
(Biotechnology) 362 16,587
QuinStreet, Inc.
*
(Interactive Media & Services) 344 6,027
Radian Group, Inc. (Financial Services) 397 12,680
RadNet, Inc.
*
(Health Care Providers & Services) 396 20,742
RPC, Inc.
*
(Energy Equipment & Services) 262 1,239
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 235 11,983
RXO, Inc.
*
(Ground Transportation) 405 5,706
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 364 32,014
S&T Bancorp, Inc. (Banks) 123 4,482
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 2,349 5,567
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 159 12,210
Saul Centers, Inc. (Retail REITs) 39 1,275
Schrodinger, Inc.
*
(Health Care Technology) 178 4,562
Sealed Air Corp. (Containers & Packaging) 346 9,536
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 523 16,344
Sensient Technologies Corp. (Chemicals) 137 12,871
ServisFirst Bancshares, Inc. (Banks) 305 21,722
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 243 21,321
Simulations Plus, Inc. (Health Care Technology) 54 1,855
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 116 17,035
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 567 19,510
SkyWest, Inc.
*
(Passenger Airlines) 245 21,847
SL Green Realty Corp. (Office REITs) 298 15,677
Common Stocks (99.9%), continued
Shares Value
SM Energy Co. (Oil, Gas & Consumable Fuels) 348 $ 7,931
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 106 1,297
Sprinklr, Inc.
*
- Class A (Software) 259 1,992
SPS Commerce, Inc.
*
(Software) 230 33,007
SPX Technologies, Inc.
*
(Machinery) 282 37,829
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 170 3,104
Standex International Corp. (Machinery) 47 6,647
StepStone Group, Inc. - Class A (Capital Markets) 228 11,402
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 186 27,794
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 290 6,090
StoneX Group, Inc.
*
(Capital Markets) 138 12,222
Stride, Inc.
*
(Diversified Consumer Services) 260 36,985
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 324 1,319
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 1,223 10,200
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 171 5,554
Sylvamo Corp. (Paper & Forest Products) 208 12,401
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 400 6,740
Tanger, Inc. (Retail REITs) 451 14,211
TechTarget, Inc.
*
(Media) 75 598
Teradata Corp.
*
(Software) 204 4,386
Terreno Realty Corp. (Industrial REITs) 297 16,730
TG Therapeutics, Inc.
*
(Biotechnology) 812 36,953
The Bancorp, Inc.
*
(Banks) 290 14,010
The Buckle, Inc. (Specialty Retail) 91 3,163
The Cheesecake Factory, Inc.
(a)
(Hotels, Restaurants &
Leisure) 188 9,470
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 214 12,192
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 828 25,899
The Greenbrier Cos., Inc. (Machinery) 191 8,102
The Macerich Co. (Retail REITs) 998 14,631
The Simply Good Foods Co.
*
(Food Products) 257 9,280
The St. Joe Co. (Real Estate Management &
Development) 230 9,733
Thryv Holdings, Inc.
*
(Media) 91 1,247
Tidewater, Inc.
*
(Energy Equipment & Services) 292 10,567
Tompkins Financial Corp.
*
(Banks) 31 1,848
Tootsie Roll Industries, Inc.
*
(Food Products) 59 1,888
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 204 18,770
Tri Pointe Homes, Inc.
*
(Household Durables) 290 8,918
Trinity Industries, Inc. (Machinery) 500 12,550
TripAdvisor, Inc.
*
(Interactive Media & Services) 449 5,590
Triumph Financial, Inc.
*
(Banks) 82 4,380
Triumph Group, Inc.
*
(Aerospace & Defense) 283 7,188
Trupanion, Inc.
*
(Insurance) 204 7,466
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 323 6,466
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 45 3,200
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 44 9,176
UniFirst Corp. (Commercial Services & Supplies) 41 7,317
Uniti Group, Inc. (Specialized REITs) 699 3,439
Unitil Corp. (Multi-Utilities) 38 2,229
Universal Health Realty Income Trust (Health Care
REITs) 38 1,452
Urban Edge Properties (Retail REITs) 458 8,276
Urban Outfitters, Inc.
*
(Specialty Retail) 154 8,128

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap Growth ProFund
Common Stocks (99.9%), continued
Shares Value
Vericel Corp.
*
(Biotechnology) 300 $ 11,406
Verra Mobility Corp.
*
- Class A (Professional Services) 1,002 21,844
Viad Corp.
*
(Commercial Services & Supplies) 129 3,778
Viavi Solutions, Inc.
*
(Communications Equipment) 581 6,147
Vicor Corp.
*
(Electrical Equipment) 79 3,153
Virtu Financial, Inc. - Class A (Capital Markets) 491 19,223
Virtus Investment Partners, Inc. (Capital Markets) 16 2,457
Warrior Met Coal, Inc. (Metals & Mining) 320 15,301
WD-40 Co. (Household Products) 50 11,417
Westamerica Bancorp
*
(Banks) 90 4,359
Whitestone REIT (Retail REITs) 136 1,773
WillScot Mobile Mini Holdings Corp.
*
(Biotech &
Pharma) 697 17,509
WisdomTree, Inc. (Capital Markets) 697 6,064
WK Kellogg Co. (Food Products) 250 4,483
Wolfspeed, Inc.
*(a)
(Semiconductors & Semiconductor
Equipment) 380 1,349
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 331 4,320
WSFS Financial Corp. (Banks) 164 8,454
Xencor, Inc.
*
(Biotechnology) 180 1,984
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 620 6,622
XPEL, Inc.
*
(Automobile Components) 138 3,952
Yelp, Inc.
*
(Interactive Media & Services) 221 7,753
Zurn Elkay Water Solutions Corp. (Building Products) 868 29,477
TOTAL COMMON STOCKS
  (Cost $2,959,685) 3,797,425
Collateral for Securities Loaned
(b)
(0.3%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(c)
10,299 10,299
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $10,299) 10,299
TOTAL INVESTMENT SECURITIES
  (Cost $2,969,984)— 100.2% 3,807,724
Net other assets (liabilities) —  (0.2)% (7,636)
NET ASSETS — 100.0% $ 3,800,088
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $10,162.
(b)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
REIT
Real Estate Investment Trust
Small-Cap Growth ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 79,957 2.1%
Air Freight & Logistics 706
NM
Automobile Components 35,290 0.9%
Banks 255,051 6.7%
Beverages 3,286 0.1%
Value
% of Net
Assets
Biotech & Pharma $ 17,509 0.5%
Biotechnology 180,977 4.8%
Broadline Retail 14,609 0.4%
Building Products 137,233 3.6%
Capital Markets 146,128 3.9%
Chemicals 81,237 2.1%
Commercial Services & Supplies 90,553 2.4%
Communications Equipment 24,003 0.6%
Construction & Engineering 106,970 2.8%
Consumer Finance 21,080 0.6%
Consumer Staples Distribution & Retail 12,191 0.3%
Containers & Packaging 9,536 0.3%
Diversified Consumer Services 86,775 2.3%
Diversified Telecommunication Services 25,115 0.7%
Electric Utilities 21,437 0.6%
Electrical Equipment 13,590 0.4%
Electronic Equipment, Instruments & Components 149,373 3.9%
Energy Equipment & Services 86,523 2.3%
Entertainment 38,891 1.0%
Equity REIT - Diversified 42,009 1.1%
Financial Services 66,085 1.7%
Food Products 46,946 1.3%
Gas Utilities 10,402 0.3%
Ground Transportation 5,706 0.2%
Health Care Equipment & Supplies 194,198 5.1%
Health Care Providers & Services 84,848 2.2%
Health Care REITs 22,441 0.6%
Health Care Technology 9,275 0.2%
Hotel & Resort REITs 70,555 1.9%
Hotels, Restaurants & Leisure 101,816 2.7%
Household Durables 108,445 2.8%
Household Products 15,934 0.4%
Industrial REITs 23,084 0.6%
Insurance 80,436 2.1%
Interactive Media & Services 36,191 1.0%
IT Services 15,456 0.4%
Leisure Products 6,225 0.2%
Life Sciences Tools & Services 11,446 0.3%
Machinery 248,247 6.5%
Marine Transportation 14,073 0.4%
Media 8,259 0.2%
Metals & Mining 33,485 0.9%
Multi-Utilities 2,229
NM
Office REITs 35,227 0.9%
Oil, Gas & Consumable Fuels 69,991 1.8%
Paper & Forest Products 12,401 0.3%
Passenger Airlines 21,847 0.6%
Personal Care Products 11,903 0.3%
Pharmaceuticals 96,476 2.5%
Professional Services 41,661 1.1%

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Growth ProFund
Value
% of Net
Assets
Real Estate Management & Development $ 11,442 0.3%
Residential REITs 16,623 0.4%
Retail - Discretionary 21,694 0.6%
Retail REITs 78,236 2.0%
Semiconductors & Semiconductor Equipment 70,236 1.9%
Software 258,962 6.8%
Specialized REITs 25,329 0.7%
Specialty Retail 46,037 1.2%
Textiles, Apparel & Luxury Goods 33,803 0.9%
Trading Companies & Distributors 35,753 0.9%
Water Utilities 12,736 0.3%
Wireless Telecommunication Services 1,257
NM
Other
**
2,663 0.1%
Total $ 3,800,088 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap ProFund
Common Stocks ( 71 .8% )
Shares Value
1-800-Flowers.com, Inc.
*
- Class A (Specialty Retail) 25 $ 138
1st Source Corp. (Banks) 18 1,079
1stdibs.Com, Inc.
*
(Broadline Retail) 23 57
2seventy bio, Inc.
*
(Biotechnology) 48 240
374Water, Inc.
*
(Machinery) 64 21
3D Systems Corp.
*
(Machinery) 126 232
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 44 148
89bio, Inc.
*
(Biotechnology) 109 874
8x8, Inc.
*
(Software) 127 225
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 23 125
A10 Networks, Inc.
*
(Software) 69 1,137
AAR Corp.
*
(Aerospace & Defense) 34 1,818
Abercrombie & Fitch Co.
*
(Specialty Retail) 48 3,332
ABM Industries, Inc. (Commercial Services & Supplies) 61 2,973
Absci Corp.
*
(Biotechnology) 79 243
Acacia Research Corp.
*
(Financial Services) 36 111
Academy Sports & Outdoors, Inc. (Specialty Retail) 66 2,487
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 117 1,708
Acadia Realty Trust (Retail REITs) 114 2,177
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 52 536
ACCO Brands Corp. (Commercial Services & Supplies) 88 340
Accuray, Inc.
*
(Health Care Equipment & Supplies) 95 147
ACELYRIN, Inc.
*
(Biotechnology) 72 178
Achieve Life Sciences, Inc.
*
(Biotechnology) 34 88
ACI Worldwide, Inc.
*
(Software) 103 5,496
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 50 974
ACNB Corp.
*
(Banks) 8 335
Acrivon Therapeutics, Inc.
*
(Biotechnology) 12 17
Actinium Pharmaceuticals, Inc.
*
(Biotechnology) 31 47
Acumen Pharmaceuticals, Inc.
*
(Biotechnology) 41 46
Acushnet Holdings Corp. (Leisure Products) 27 1,788
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 144 2,115
AdaptHealth Corp.
*
(Health Care Providers & Services) 99 842
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 113 832
ADC Therapeutics SA
*
(Biotechnology) 79 113
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 17 1,777
Adeia, Inc. (Software) 106 1,305
Adient PLC
*
(Automobile Components) 82 1,037
ADMA Biologics, Inc.
*
(Biotechnology) 224 5,331
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 37 3,929
ADTRAN Holdings, Inc.
*
(Communications Equipment) 77 590
Advanced Emissions Solutions, Inc.
*
(Chemicals) 28 106
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 36 3,507
AdvanSix, Inc. (Chemicals) 25 536
Advantage Solutions, Inc.
*
(Media) 103 138
Adverum Biotechnologies, Inc.
*
(Biotechnology) 20 65
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 28 239
Aemetis, Inc.
*(a)
(Oil, Gas & Consumable Fuels) 35 44
AeroVironment, Inc.
*
(Aerospace & Defense) 27 4,091
AerSale Corp.
*
(Aerospace & Defense) 33 230
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 23 164
AFC Gamma, Inc.
*
(Mortgage REITs) 18 99
AG Mortgage Investment Trust, Inc.
*
(Mortgage REITs) 28 183
Agenus, Inc.
*
(Biotechnology) 23 66
agilon health, Inc.
*
(Health Care Providers & Services) 301 1,282
Agilysys, Inc.
*
(Software) 22 1,636
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 55 1,633
Common Stocks (71.8%), continued
Shares Value
AirSculpt Technologies, Inc.
*
(Health Care Providers &
Services) 13 $ 28
Airship AI Holdings, Inc.
*
(Software) 8 31
Aka Brands Holding Corp.
*
(Specialty Retail) 1 8
Akebia Therapeutics, Inc.
*
(Biotechnology) 211 509
Akero Therapeutics, Inc.
*
(Biotechnology) 73 3,330
Akoya Biosciences, Inc.
*
(Life Sciences Tools &
Services) 26 31
Alamo Group, Inc. (Machinery) 10 1,670
Alarm.com Holdings, Inc.
*
(Software) 46 2,466
Albany International Corp.
*
(Machinery) 30 1,973
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 49 130
Alector, Inc.
*
(Biotechnology) 80 96
Alerus Financial Corp.
*
(Financial Services) 22 437
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 71 1,220
Alexander's, Inc.
*
(Retail REITs) 2 413
Alico, Inc.
*
(Food Products) 7 200
Alight, Inc. - Class A (Professional Services) 409 2,090
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 98 1,737
Alkami Technology, Inc.
*
(Software) 59 1,575
Alkermes PLC
*
(Biotechnology) 157 4,517
Allegiant Travel Co. (Passenger Airlines) 15 704
ALLETE, Inc. (Electric Utilities) 57 3,733
Allied Motion Technologies, Inc. (Electrical Equipment) 14 299
Allogene Therapeutics, Inc.
*
(Biotechnology) 125 210
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 23 433
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 11 1,335
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 101 1,109
Alpine Income Property Trust, Inc.
*
(Equity REIT
- Diversified) 12 185
Alta Equipment Group, Inc.
*
(Trading Companies &
Distributors) 26 111
AlTi Global, Inc.
*
(Capital Markets) 34 117
Altimmune, Inc.
*(a)
(Biotechnology) 69 362
Alto Neuroscience, Inc.
*
(Pharmaceuticals) 21 52
Alumis, Inc.
*
(Pharmaceuticals) 21 87
ALX Oncology Holdings, Inc.
*
(Biotechnology) 34 18
Amalgamated Financial Corp. (Banks) 17 479
A-Mark Precious Metals, Inc.
*
(Distributors) 17 415
Ambac Financial Group, Inc.
*
(Insurance) 44 351
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 38 1,824
AMC Entertainment Holdings, Inc.
*
(Entertainment) 394 1,052
AMC Networks, Inc.
*
- Class A (Media) 31 198
Amerant Bancorp, Inc.
*
(Banks) 36 606
Ameresco, Inc.
*
- Class A (Construction & Engineering) 31 330
American Assets Trust, Inc. (Equity REIT - Diversified) 47 880
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 112 428
American Eagle Outfitters, Inc. (Specialty Retail) 173 1,822
American Healthcare REIT, Inc. (Health Care REITs) 148 4,778
American Public Education, Inc.
*
(Diversified Consumer
Services) 15 353
American Reality Investors, Inc.
*
(Real Estate
Management & Development) 1 12
American States Water Co. (Water Utilities) 37 3,001
American Superconductor Corp.
*
(Electrical Equipment) 34 675
American Vanguard Corp.
*
(Chemicals) 25 106
American Woodmark Corp.
*
(Building Products) 15 885
America's Car-Mart, Inc.
*
(Specialty Retail) 7 332
Ameris Bancorp (Banks) 64 3,750
AMERISAFE, Inc. (Insurance) 19 883
Ames National Corp.
*
(Banks) 9 156
Amicus Therapeutics, Inc.
*
(Biotechnology) 286 2,196

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
AMMO, Inc.
*
(Leisure Products) 87 $ 171
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 37 756
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 155 1,187
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 37 903
Amplify Energy Corp.
*
(Oil, Gas & Consumable Fuels) 38 99
Amplitude, Inc.
*
- Class A (Software) 76 698
Amprius Technologies, Inc.
*
(Electrical Equipment) 16 35
AnaptysBio, Inc.
*
(Biotechnology) 21 467
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 73 694
Angel Oak Mortgage REIT, Inc.
*
(Mortgage REITs) 12 113
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 38 353
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 18 1,275
Anika Therapeutics, Inc.
*
(Biotechnology) 13 189
Annexon, Inc.
*
(Biotechnology) 95 177
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 15 74
Anterix, Inc.
*
(Diversified Telecommunication Services) 10 299
Anywhere Real Estate, Inc.
*
(Real Estate Management &
Development) 96 332
Apartment Investment and Management Co.
*
(Residential REITs) 136 1,076
Apogee Enterprises, Inc. (Building Products) 21 833
Apogee Therapeutics, Inc.
*
(Biotechnology) 37 1,452
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 135 1,265
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 42 1,309
Appian Corp.
*
- Class A (Software) 39 1,211
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 222 2,613
Applied Digital Corp.
*(a)
(IT Services) 193 876
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 37 9,000
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 42 537
Applied Therapeutics, Inc.
*
(Biotechnology) 95 39
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 72 211
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 179 2,064
Arbutus Biopharma Corp.
*
(Biotechnology) 142 504
ArcBest Corp. (Ground Transportation) 23 1,346
Arcellx, Inc.
*
(Biotechnology) 43 2,793
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 315 2,624
Archrock, Inc. (Energy Equipment & Services) 163 3,835
Arcosa, Inc. (Construction & Engineering) 47 3,763
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 22 282
Arcus Biosciences, Inc.
*
(Biotechnology) 53 464
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 105 1,566
Ardagh Metal Packaging SA
*
(Containers & Packaging) 141 523
Ardelyx, Inc.
*
(Biotechnology) 229 1,261
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 23 293
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 41 391
Ares Commercial Real Estate Corp.
*
(Mortgage REITs) 52 212
Argan, Inc. (Construction & Engineering) 12 1,838
Arhaus, Inc.
*
(Specialty Retail) 50 393
Aris Water Solutions, Inc. - Class A (Commercial
Services & Supplies) 26 649
Arko Corp.
*
(Specialty Retail) 78 314
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 95 934
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 77 521
ARMOUR Residential REIT, Inc. (Mortgage REITs) 55 906
Array Technologies, Inc.
*
(Electrical Equipment) 149 712
Common Stocks (71.8%), continued
Shares Value
ArriVent Biopharma, Inc.
*
(Biotechnology) 27 $ 574
Arrow Financial Corp. (Banks) 16 392
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 116 1,611
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 48 671
Arteris, Inc.
*
(Software) 28 186
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 61 2,256
Artiva Biotherapeutics, Inc.
*
(Biotechnology) 19 45
Artivion, Inc.
*
(Health Care Equipment & Supplies) 39 924
Arvinas, Inc.
*
(Pharmaceuticals) 63 606
Asana, Inc.
*
- Class A (Software) 79 1,275
Asbury Automotive Group, Inc.
*
(Specialty Retail) 19 4,144
ASGN, Inc.
*
(IT Services) 42 2,115
ASP Isotopes, Inc.
*
(Chemicals) 53 280
Aspen Aerogels, Inc.
*
(Chemicals) 60 324
Associated Banc-Corp. (Banks) 160 3,530
AST SpaceMobile, Inc.
*(a)
(Diversified
Telecommunication Services) 131 3,040
Astec Industries, Inc. (Machinery) 22 797
Astria Therapeutics, Inc.
*
(Biotechnology) 45 232
Astronics Corp.
*
(Aerospace & Defense) 29 658
Asure Software, Inc.
*
(Professional Services) 24 244
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 75 221
Atkore, Inc. (Electrical Equipment) 34 2,172
Atlanta Braves Holdings, Inc.
*
(Entertainment) 49 1,953
Atlanta Braves Holdings, Inc.
*
(Entertainment) 10 435
Atlantic Union Bankshares Corp. (Banks) 126 3,490
Atlanticus Holdings Corp.
*
(Consumer Finance) 5 274
Atlas Energy Solutions, Inc.
*
(Energy Equipment &
Services) 73 988
Atmus Filtration Technologies, Inc. (Machinery) 82 2,843
ATN International, Inc.
*
(Diversified Telecommunication
Services) 10 177
Atossa Therapeutics, Inc.
*
(Biotechnology) 123 110
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 46 1,376
AudioEye, Inc.
*
(Software) 8 87
Aura Biosciences, Inc.
*
(Biotechnology) 45 262
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 131 1,079
Aurora Innovation, Inc.
*
(Software) 936 6,776
Avadel Pharmaceuticals PLC
*
(Pharmaceuticals) 90 800
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 44 552
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 51 235
AvePoint, Inc.
*
(Software) 126 2,060
Aviat Networks, Inc.
*
(Communications Equipment) 11 193
Avidity Biosciences, Inc.
*
(Biotechnology) 111 3,624
AvidXchange Holdings, Inc.
*
(Financial Services) 169 1,374
Avient Corp. (Chemicals) 88 2,931
Avista Corp. (Multi-Utilities) 77 3,193
Avita Medical, Inc.
*
(Biotechnology) 25 242
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 32 1,567
Axogen, Inc.
*
(Health Care Equipment & Supplies) 41 667
Axos Financial, Inc.
*
(Banks) 53 3,364
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 36 4,043
AZZ, Inc. (Building Products) 29 2,516
B&G Foods, Inc. (Food Products) 76 524
B. Riley Financial, Inc. (Capital Markets) 20 59
Backblaze, Inc.
*
- Class A (IT Services) 45 198
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 29 6,403
Balchem Corp. (Chemicals) 32 5,009
Banc of California, Inc. (Banks) 135 1,820
BancFirst Corp. (Banks) 19 2,239

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 27 $ 1,034
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 24 298
Bank First Corp.
*
(Banks) 9 983
Bank of Hawaii Corp. (Banks) 38 2,512
Bank of Marin Bancorp
*
(Banks) 15 308
Bank7 Corp.
*
(Banks) 4 146
BankUnited, Inc. (Banks) 73 2,388
Bankwell Financial Group, Inc.
*
(Banks) 6 203
Banner Corp. (Banks) 33 2,018
Bar Harbor Bankshares
*
(Banks) 15 445
BARK, Inc.
*
(Specialty Retail) 127 144
Barrett Business Services, Inc. (Professional Services) 25 1,014
BayCom Corp.
*
(Banks) 10 260
BCB Bancorp, Inc.
*
(Banks) 15 123
Beam Therapeutics, Inc.
*
(Biotechnology) 89 1,774
Beazer Homes USA, Inc.
*
(Household Durables) 28 548
Bel Fuse, Inc.
*
- Class A (Electronic Equipment,
Instruments & Components) 2 123
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 10 658
Belden, Inc. (Electronic Equipment, Instruments &
Components) 40 4,124
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 35 1,139
Berkshire Hills Bancorp, Inc. (Banks) 42 1,043
Berry Corp. (Oil, Gas & Consumable Fuels) 75 186
Beta Bionics, Inc.
*
(Biotechnology) 13 144
Beyond Meat, Inc.
*(a)
(Food Products) 58 144
Beyond, Inc.
*
(Specialty Retail) 44 179
BGC Group, Inc. - Class A (Capital Markets) 346 3,135
Bicara Therapeutics, Inc.
*
(Biotechnology) 19 273
BigBear.ai Holdings, Inc.
*
(IT Services) 101 344
BigCommerce Holdings, Inc.
*
- Class 1 (IT Services) 70 363
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 1 233
BioAge Labs, Inc.
*
(Pharmaceuticals) 12 50
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 201 1,779
Biohaven, Ltd.
*
(Biotechnology) 84 1,858
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 35 844
Biomea Fusion, Inc.
*
(Biotechnology) 27 57
Biote Corp.
*
- Class A (Pharmaceuticals) 26 87
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 37 270
Bit Digital, Inc.
*
(Software) 121 235
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 18 599
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 14 254
Black Diamond Therapeutics, Inc.
*
(Biotechnology) 39 66
Black Hills Corp. (Multi-Utilities) 70 4,263
Blackbaud, Inc.
*
(Software) 38 2,301
BlackLine, Inc.
*
(Software) 57 2,692
BlackSky Technology, Inc.
*
(Professional Services) 25 209
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 169 3,218
Blade Air Mobility, Inc.
*
- Class A (Passenger Airlines) 57 151
Blend Labs, Inc.
*
- Class A (Software) 234 784
Blink Charging Co.
*
(Electrical Equipment) 94 69
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 196 3,591
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 75 602
Blue Bird Corp.
*
(Machinery) 31 1,081
Blue Foundry Bancorp
*
(Banks) 19 177
Bluebird Bio, Inc.
*
(Biotechnology) 10 41
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 8 521
Common Stocks (71.8%), continued
Shares Value
Blueprint Medicines Corp.
*
(Biotechnology) 62 $ 5,549
Bluerock Homes Trust, Inc.
*
(Residential REITs) —
(b)
1
Boise Cascade Co. (Trading Companies & Distributors) 37 3,451
Boot Barn Holdings, Inc.
*
(Specialty Retail) 29 3,026
Borr Drilling, Ltd.
*
(Energy Equipment & Services) 231 393
Boston Omaha Corp.
*
- Class A (Media) 24 373
Boundless Bio, Inc.
*
(Biotechnology) 16 28
Bowhead Specialty Holdings, Inc.
*
(Insurance) 15 603
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 13 288
Box, Inc.
*
- Class A (Software) 137 4,277
Braemar Hotels & Resports, Inc.
*
(Hotel & Resort
REITs) 64 120
Brandywine Realty Trust (Office REITs) 165 653
Braze, Inc.
*
- Class A (Software) 64 1,992
BRC, Inc.
*
- Class A (Food Products) 52 119
Bread Financial Holdings, Inc. (Consumer Finance) 48 2,278
Bridgebio Pharma, Inc.
*
(Biotechnology) 137 5,255
Bridger Aerospace Group Holdings, Inc.
*
(Commercial
Services & Supplies) 10 15
Bridgewater Bancshares, Inc.
*
(Banks) 19 292
Brighsphere Investment Group, Inc. (Capital Markets) 26 700
BrightSpire Capital, Inc.
*
(Mortgage REITs) 126 631
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 53 929
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 58 796
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 43 5,774
Bristow Group, Inc.
*
(Energy Equipment & Services) 24 697
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 184 2,977
Brookdale Senior Living, Inc.
*
(Health Care Providers
& Services) 187 1,227
Brookfield Business Corp.
*
- Class A (Industrial
Conglomerates) 25 656
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 117 4,380
Brookline Bancorp, Inc. (Banks) 86 898
BRT Apartments Corp.
*
(Residential REITs) 11 170
Build-A-Bear Workshop, Inc. (Specialty Retail) 12 423
Bumble, Inc.
*
- Class A (Interactive Media & Services) 80 338
Burford Capital, Ltd.
*
(Financial Services) 195 2,648
Burke & Herbert Financial Services Corp.
*
(Banks) 13 727
Business First Bancshares, Inc. (Banks) 23 530
Byline Bancorp, Inc. (Banks) 30 766
Byrna Technologies, Inc.
*
(Aerospace & Defense) 17 381
C3.ai, Inc.
*
- Class A (Software) 110 2,421
C4 Therapeutics, Inc.
*
(Biotechnology) 59 97
Cabaletta Bio, Inc.
*
(Biotechnology) 44 58
Cable One, Inc. (Media) 5 1,336
Cabot Corp. (Chemicals) 52 4,083
Cactus, Inc. - Class A (Energy Equipment & Services) 65 2,466
Cadence Bank (Banks) 178 5,209
Cadiz, Inc.
*
(Water Utilities) 41 116
Cadre Holdings, Inc. (Aerospace & Defense) 25 729
Caesarstone, Ltd.
*
(Building Products) 20 52
Calavo Growers, Inc. (Food Products) 16 442
Caledonia Mining Corp. PLC
*
(Metals & Mining) 16 211
Caleres, Inc. (Specialty Retail) 32 488
California Resources Corp. (Oil, Gas & Consumable
Fuels) 68 2,347
California Water Service Group (Water Utilities) 58 2,938
Calix, Inc.
*
(Communications Equipment) 58 2,372
Cal-Maine Foods, Inc. (Food Products) 43 4,015
Camden National Corp. (Banks) 16 616

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
CAMP4 Therapeutics Corp.
*
(Biotechnology) 7 $ 12
Camping World Holdings, Inc.
*
- Class A (Specialty
Retail) 55 663
Candel Therapeutics, Inc.
*
(Biotechnology) 28 137
Cannae Holdings, Inc. (Financial Services) 55 974
Cantaloupe, Inc.
*
(Financial Services) 57 456
Capital Bancorp, Inc.
*
(Banks) 9 284
Capital City Bank Group, Inc.
*
(Banks) 13 475
Capitol Federal Financial, Inc. (Banks) 121 686
Capricor Therapeutics, Inc.
*
(Biotechnology) 36 457
Cardiff Oncology, Inc.
*
(Biotechnology) 57 156
Cardlytics, Inc.
*
(Media) 41 59
CareDx, Inc.
*
(Biotechnology) 50 844
CareTrust REIT, Inc. (Health Care REITs) 183 5,357
Cargo Therapeutics, Inc.
*
(Biotechnology) 33 151
Cargurus, Inc.
*
(Interactive Media & Services) 85 2,376
Caribou Biosciences, Inc.
*
(Biotechnology) 80 68
Carpenter Technology Corp. (Metals & Mining) 47 9,193
Carriage Services, Inc.
*
(Diversified Consumer Services) 13 519
Cars.com, Inc.
*
(Interactive Media & Services) 63 733
Carter Bankshares, Inc.
*
(Banks) 22 337
Cartesian Therapeutics, Inc.
*
(Biotechnology) 10 120
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 61 7,163
Cass Information Systems, Inc. (Financial Services) 13 530
Cassava Sciences, Inc.
*
(Pharmaceuticals) 40 62
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 26 521
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 110 2,672
Cathay General Bancorp (Banks) 66 2,752
Cavco Industries, Inc.
*
(Household Durables) 8 3,951
CBIZ, Inc.
*
(Professional Services) 47 3,201
CBL & Associates Properties, Inc.
*
(Retail REITs) 21 493
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 29 690
Celcuity, Inc.
*
(Biotechnology) 32 356
Celldex Therapeutics, Inc.
*
(Biotechnology) 63 1,312
Centerspace (Residential REITs) 16 966
Central Garden & Pet Co.
*
(Household Products) 9 302
Central Garden & Pet Co.
*
- Class A (Household
Products) 50 1,479
Central Pacific Financial Corp. (Banks) 26 668
Centrus Energy Corp.
*
- Class A (Oil, Gas &
Consumable Fuels) 14 970
Centuri Holdings, Inc.
*
(Construction & Engineering) 17 305
Century Aluminum Co.
*
(Metals & Mining) 51 837
Century Communities, Inc. (Household Durables) 27 1,473
Century Therapeutics, Inc.
*
(Biotechnology) 46 25
Cerence, Inc.
*
(Software) 41 371
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 12 193
Cerus Corp.
*
(Health Care Equipment & Supplies) 176 232
CervoMed, Inc.
*
(Biotechnology) 5 45
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 23 603
CG Oncology, Inc.
*
(Biotechnology) 53 1,428
Champion Homes, Inc.
*
(Household Durables) 52 4,497
ChampionX Corp. (Energy Equipment & Services) 186 4,488
ChargePoint Holdings, Inc.
*
(Electrical Equipment) 395 246
Chart Industries, Inc.
*
(Machinery) 42 5,669
Chatham Lodging Trust (Hotel & Resort REITs) 47 323
Chegg, Inc.
*
(Diversified Consumer Services) 98 71
Chemung Financial Corp.
*
(Banks) 3 133
Chesapeake Utilities Corp. (Gas Utilities) 22 2,897
Chicago Atlantic Real Estate Finance, Inc.
*
(Mortgage
REITs) 17 246
Common Stocks (71.8%), continued
Shares Value
Chimera Investment Corp.
*
(Mortgage REITs) 79 $ 975
ChoiceOne Financial Services, Inc.
*
(Banks) 8 227
ChromaDex Corp.
*
(Life Sciences Tools & Services) 48 377
Cibus, Inc.
*
(Biotechnology) 18 39
Cimpress PLC
*
(Commercial Services & Supplies) 16 672
Cinemark Holdings, Inc.
*
(Entertainment) 108 3,230
Cipher Mining, Inc.
*
(Software) 197 561
Citi Trends, Inc.
*
(Specialty Retail) 6 134
Citizens & Northern Corp.
*
(Banks) 14 270
Citizens Financial Services, Inc.
*
(Banks) 4 218
City Holding Co. (Banks) 14 1,622
City Office REIT, Inc.
*
(Office REITs) 38 193
Civista Bancshares, Inc.
*
(Banks) 15 338
Claros Mortgage Trust, Inc.
*
(Mortgage REITs) 84 207
Clarus Corp.
*
(Leisure Products) 30 99
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 166 241
Cleanspark, Inc.
*
(Software) 269 2,198
Clear Channel Outdoor Holdings, Inc.
*
(Media) 344 339
Clear Secure, Inc. - Class A (Software) 86 2,122
Clearfield, Inc.
*
(Communications Equipment) 12 344
Clearwater Analytics Holdings, Inc.
*
- Class A
(Software) 193 4,389
Clearwater Paper Corp.
*
(Paper & Forest Products) 16 430
Climb Global Solutions, Inc.
*
(Electronic Equipment,
Instruments & Components) 4 422
Clipper Realty, Inc.
*
(Residential REITs) 12 43
CNB Financial Corp. (Banks) 20 439
CNO Financial Group, Inc. (Insurance) 99 3,756
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 142 4,180
Coastal Financial Corp.
*
(Banks) 12 986
Codexis, Inc.
*
(Life Sciences Tools & Services) 79 182
Coeur Mining, Inc.
*
(Metals & Mining) 609 3,379
Cogent Biosciences, Inc.
*
(Biotechnology) 89 464
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 43 2,337
Cohen & Steers, Inc. (Capital Markets) 27 2,061
Coherus Biosciences, Inc.
*
(Biotechnology) 110 113
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 45 720
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 31 837
Colony Bankcorp, Inc.
*
(Banks) 16 248
Columbia Financial, Inc.
*
(Banks) 27 364
Columbus McKinnon Corp. (Machinery) 28 416
Commercial Metals Co. (Metals & Mining) 111 4,943
Commercial Vehicle Group, Inc.
*
(Machinery) 33 32
CommScope Holding Co., Inc.
*
(Communications
Equipment) 209 782
Community Financial System, Inc. (Banks) 51 2,784
Community Health Systems, Inc.
*
(Health Care
Providers & Services) 122 333
Community Healthcare Trust, Inc. (Health Care REITs) 26 444
Community Trust Bancorp, Inc.
*
(Banks) 15 734
Community West Bancshares
*
(Banks) 16 280
CommVault Systems, Inc.
*
(Software) 43 7,186
Compass Diversified Holdings
*
(Financial Services) 65 1,117
Compass Minerals International, Inc.
*
(Metals &
Mining) 34 457
Compass Therapeutics, Inc.
*
(Biotechnology) 99 184
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 359 2,770
CompoSecure, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 24 264
CompX International, Inc.
*
(Commercial Services &
Supplies) 1 27

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 90 $ 1,644
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 107 2,327
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 23 138
Conduent, Inc.
*
(Professional Services) 152 321
Conduit Pharmaceuticals, Inc.
*
(Life Sciences Tools &
Services) 1 1
CONMED Corp. (Health Care Equipment & Supplies) 30 1,473
ConnectOne Bancorp, Inc. (Banks) 35 789
Consensus Cloud Solutions, Inc.
*
(Software) 18 357
Consolidated Water Co., Ltd. (Water Utilities) 15 349
Constellium SE
*
(Metals & Mining) 126 1,274
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 45 3,696
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 8 74
Contango Ore, Inc.
*
(Metals & Mining) 10 141
Contineum Therapeutics, Inc.
*
- Class A
(Pharmaceuticals) 10 41
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 16 235
COPT Defense Properties (Office REITs) 110 2,872
Corbus Pharmaceuticals Holdings, Inc.
*
(Biotechnology) 11 82
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 79 5,680
Core Laboratories, Inc. (Energy Equipment & Services) 46 523
Core Molding Technologies, Inc.
*
(Chemicals) 7 108
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 51 3,683
Core Scientific, Inc.
*
(IT Services) 174 1,409
CoreCivic, Inc.
*
(Commercial Services & Supplies) 106 2,400
CorMedix, Inc.
*
(Pharmaceuticals) 59 542
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 44 312
CorVel Corp.
*
(Health Care Providers & Services) 26 2,828
Costamare, Inc. (Marine Transportation) 42 392
Couchbase, Inc.
*
(IT Services) 40 706
Coursera, Inc.
*
(Diversified Consumer Services) 134 1,128
Covenant Logistics Group, Inc. (Ground Transportation) 16 318
CPI Card Group, Inc.
*
(Technology Hardware, Storage
& Peripherals) 5 131
CRA International, Inc. (Professional Services) 6 973
Cracker Barrel Old Country Store, Inc. (Hotels,
Restaurants & Leisure) 22 939
Crawford & Co.
*
- Class A (Insurance) 15 167
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 138 5,940
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 162 1,341
Cricut, Inc.
*
- Class A (Household Durables) 46 229
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 89 2,972
Critical Metals Corp.
*
(Metals & Mining) 8 13
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 31 420
CryoPort, Inc.
*
(Life Sciences Tools & Services) 42 234
CS Disco, Inc.
*
(Software) 28 104
CSG Systems International, Inc. (Professional Services) 28 1,684
CSW Industrials, Inc. (Building Products) 16 5,000
CTO Realty Growth, Inc.
*
(Equity REIT - Diversified) 28 512
CTS Corp. (Electronic Equipment, Instruments &
Components) 29 1,104
Cullinan Therapeutics, Inc.
*
(Biotechnology) 51 422
Curbline Properties Corp. (Retail REITs) 93 2,129
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 223 2,090
Common Stocks (71.8%), continued
Shares Value
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 48 $ 193
Customers Bancorp, Inc.
*
(Banks) 29 1,450
CVB Financial Corp. (Banks) 129 2,392
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 33 622
CVRx, Inc.
*
(Health Care Equipment & Supplies) 15 110
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 116 430
Cytokinetics, Inc.
*
(Biotechnology) 111 4,755
Daily Journal Corp.
*
(Software) 1 379
Dakota Gold Corp.
*
(Metals & Mining) 68 184
Daktronics, Inc.
*
(Electronic Equipment, Instruments &
Components) 40 508
Dana, Inc. (Automobile Components) 127 1,745
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 31 595
Dave, Inc.
*
(Software) 8 759
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 53 412
Definitive Healthcare Corp.
*
(Health Care Technology) 51 139
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 61 794
Deluxe Corp. (Commercial Services & Supplies) 43 628
Denali Therapeutics, Inc.
*
(Biotechnology) 121 2,015
Denny's Corp.
*
(Hotels, Restaurants & Leisure) 49 181
Designer Brands, Inc. - Class A (Specialty Retail) 33 92
Despegar.com Corp.
*
(Hotels, Restaurants & Leisure) 70 1,362
Destination XL Group, Inc.
*
(Specialty Retail) 49 48
DHT Holdings, Inc.
*
(Oil, Gas & Consumable Fuels) 132 1,411
Diamond Hill Investment Group, Inc. (Capital Markets) 3 378
DiamondRock Hospitality Co. (Hotel & Resort REITs) 202 1,483
Dianthus Therapeutics, Inc.
*
(Biotechnology) 23 503
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 25 1,108
Digi International, Inc.
*
(Communications Equipment) 35 952
Digimarc Corp.
*
(Software) 15 196
Digital Turbine, Inc.
*
(Software) 95 285
DigitalBridge Group, Inc. (Real Estate Management &
Development) 155 1,302
DigitalOcean Holdings, Inc.
*
(IT Services) 65 2,008
Dime Community Bancshares, Inc. (Banks) 39 1,002
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 15 299
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 44 1,690
Disc Medicine, Inc.
*
(Biotechnology) 22 1,087
Diversified Energy Co. PLC
*
(Oil, Gas & Consumable
Fuels) 46 571
Diversified Healthcare Trust
*
(Health Care REITs) 213 481
DLH Holdings Corp.
*
(Professional Services) 8 32
DMC Global, Inc.
*
(Energy Equipment & Services) 19 123
DNOW, Inc.
*
(Trading Companies & Distributors) 103 1,635
DocGo, Inc.
*
(Health Care Providers & Services) 99 221
Dole PLC (Food Products) 73 1,109
Domo, Inc.
*
- Class B (Software) 34 253
Donegal Group, Inc.
*
- Class A (Insurance) 15 290
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 27 1,301
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 35 750
Dorman Products, Inc.
*
(Automobile Components) 25 2,833
Douglas Dynamics, Inc. (Machinery) 22 528
Douglas Emmett, Inc. (Office REITs) 157 2,171
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 27 612
Drilling Tools International Corp.
*
(Energy Equipment
& Services) 12 24
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 58 958
Ducommun, Inc.
*
(Aerospace & Defense) 13 745

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
D-Wave Quantum, Inc.
*
(Software) 178 $ 1,230
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 12 1,062
Dycom Industries, Inc.
*
(Construction & Engineering) 28 4,691
Dynavax Technologies Corp.
*
(Biotechnology) 128 1,504
Dyne Therapeutics, Inc.
*
(Biotechnology) 81 955
Dynex Capital, Inc.
*
(Mortgage REITs) 82 1,011
E2open Parent Holdings, Inc.
*
(Software) 199 392
Eagle Bancorp, Inc. (Banks) 29 521
Easterly Government Properties, Inc.
*
(Office REITs) 40 803
Eastern Bankshares, Inc.
*
(Banks) 188 2,805
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 59 371
EchoStar Corp.
*
- Class A (Media) 119 2,674
Ecovyst, Inc.
*
(Chemicals) 113 676
Edgewell Personal Care Co. (Personal Care Products) 47 1,436
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 72 1,181
Editas Medicine, Inc.
*
(Biotechnology) 81 134
eGain Corp.
*
(Software) 17 87
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 25 234
Elevation Oncology, Inc.
*
(Biotechnology) 55 20
Eliem Therapeutics, Inc.
*
(Biotechnology) 29 39
Ellington Financial, Inc. (Mortgage REITs) 86 1,121
Elme Communities (Residential REITs) 86 1,339
Embecta Corp. (Health Care Equipment & Supplies) 56 683
Emerald Holding, Inc.
*
(Media) 15 59
Empire Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 15 69
Empire State Realty Trust, Inc. (Equity REIT
- Diversified) 133 947
Employers Holdings, Inc. (Insurance) 24 1,166
Enact Holdings, Inc.
*
(Financial Services) 28 1,002
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 20 122
Encore Capital Group, Inc.
*
(Consumer Finance) 23 791
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 177 267
Energizer Holdings, Inc. (Household Products) 70 1,893
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 183 827
Energy Recovery, Inc.
*
(Machinery) 55 850
Energy Vault Holdings, Inc.
*
(Electrical Equipment) 103 77
Enerpac Tool Group Corp. (Machinery) 53 2,140
EnerSys (Electrical Equipment) 38 3,291
Enhabit, Inc.
*
(Health Care Providers & Services) 49 392
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 36 682
Ennis, Inc.
*
(Commercial Services & Supplies) 25 449
Enova International, Inc.
*
(Consumer Finance) 25 2,296
Enovix Corp.
*(a)
(Electrical Equipment) 160 1,072
Enpro, Inc. (Machinery) 20 2,988
Enstar Group, Ltd.
*
(Insurance) 12 4,013
Enterprise Bancorp, Inc.
*
(Banks) 10 372
Enterprise Financial Services Corp. (Banks) 36 1,873
Entrada Therapeutics, Inc.
*
(Biotechnology) 24 219
Entravision Communications Corp.
*
- Class A (Media) 60 110
Enviri Corp.
*
(Commercial Services & Supplies) 77 529
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 26 1,621
Equity Bancshares, Inc.
*
- Class A (Banks) 16 616
Erasca, Inc.
*
(Biotechnology) 179 261
Escalade, Inc.
*
(Leisure Products) 10 152
ESCO Technologies, Inc. (Machinery) 25 3,911
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 184 184
Esquire Financial Holdings, Inc.
*
(Banks) 7 580
ESSA Bancorp, Inc.
*
(Banks) 8 148
Essent Group, Ltd. (Financial Services) 102 5,807
Common Stocks (71.8%), continued
Shares Value
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 171 $ 5,501
Ethan Allen Interiors, Inc. (Household Durables) 22 625
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 30 94
Eve Holding, Inc.
*
(Aerospace & Defense) 51 182
Eventbrite, Inc.
*
- Class A (Entertainment) 77 163
EverCommerce, Inc.
*
(Software) 21 205
Everi Holdings, Inc.
*
(Hotels, Restaurants & Leisure) 79 1,110
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 24 570
Everspin Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 19 101
EVERTEC, Inc. (Financial Services) 62 2,104
EVgo, Inc.
*
(Specialty Retail) 121 334
EVI Industries, Inc. (Trading Companies & Distributors) 6 97
Evolent Health, Inc.
*
- Class A (Health Care Technology) 113 1,114
Evolus, Inc.
*
(Pharmaceuticals) 54 616
Evolution Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 30 126
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 129 566
Excelerate Energy, Inc.
*
- Class A (Oil, Gas &
Consumable Fuels) 16 409
ExlService Holdings, Inc.
*
(Professional Services) 153 7,418
eXp World Holdings, Inc. (Real Estate Management &
Development) 80 733
Exponent, Inc. (Professional Services) 49 3,856
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 92 761
Extreme Networks, Inc.
*
(Communications Equipment) 126 1,658
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 64 436
F&G Annuities & Life, Inc. (Insurance) 18 627
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 36 7,381
Farmers & Merchants Bancorp, Inc.
*
(Banks) 12 314
Farmers National Banc Corp.
*
(Banks) 35 456
Farmland Partners, Inc.
*
(Specialized REITs) 43 433
FARO Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 18 529
Fastly, Inc.
*
- Class A (IT Services) 129 742
Fate Therapeutics, Inc.
*
(Biotechnology) 98 125
FB Financial Corp. (Banks) 35 1,490
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 9 1,578
Federal Signal Corp. (Machinery) 59 4,804
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 23 139
Fibrobiologics, Inc.
*
(Biotechnology) 27 30
Fidelis Insurance Holdings, Ltd. (Insurance) 48 785
Fidelity D&D Bancorp, Inc.
*
(Banks) 5 202
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 127 512
Financial Institutions, Inc.
*
(Banks) 19 482
First Advantage Corp.
*
(Professional Services) 58 818
First Bancorp (Banks) 158 3,103
First Bancorp (Banks) 39 1,578
First Bank/Hamilton NJ (Banks) 21 302
First Busey Corp.
*
(Banks) 81 1,684
First Business Financial Services, Inc. (Banks) 8 385
First Commonwealth Financial Corp. (Banks) 99 1,517
First Community Bancshares, Inc.
*
(Banks) 17 641
First Financial Bancorp (Banks) 92 2,130
First Financial Bankshares, Inc. (Banks) 127 4,256
First Financial Corp. (Banks) 11 543
First Foundation, Inc.
*
(Banks) 62 311
First Internet Bancorp (Banks) 8 170

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
First Interstate BancSystem, Inc. - Class A (Banks) 77 $ 2,017
First Merchants Corp. (Banks) 57 2,031
First Mid Bancshares, Inc.
*
(Banks) 22 735
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 37 653
First Western Financial, Inc.
*
(Banks) 8 169
FirstCash Holdings, Inc. (Consumer Finance) 38 5,091
FiscalNote Holdings, Inc.
*
(Professional Services) 72 44
Five Star Bancorp
*
(Banks) 16 443
FLEX LNG, Ltd.
*
(Oil, Gas & Consumable Fuels) 30 708
Flexsteel Industries, Inc.
*
(Household Durables) 5 167
Flowco Holdings, Inc.
*
- Class A (Oil & Gas Services &
Equipment) 19 367
Fluence Energy, Inc.
*
(Electrical Equipment) 60 245
Fluor Corp.
*
(Construction & Engineering) 166 5,793
Flushing Financial Corp. (Banks) 31 371
Flywire Corp.
*
(Financial Services) 118 1,110
Foghorn Therapeutics, Inc.
*
(Biotechnology) 25 105
Foot Locker, Inc.
*
(Specialty Retail) 81 994
Forafric Global PLC
*
(Food Products) 5 41
Forestar Group, Inc.
*
(Real Estate Management &
Development) 19 366
Forge Global Holdings, Inc.
*
(Institutional Financial
Services) 8 116
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 75 2,111
Forrester Research, Inc.
*
(Professional Services) 11 103
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 11 161
Forward Air Corp.
*
(Air Freight & Logistics) 24 353
Four Corners Property Trust, Inc. (Specialized REITs) 94 2,627
Fox Factory Holding Corp.
*
(Automobile Components) 41 833
Fractyl Health, Inc.
*
(Health Care Equipment &
Supplies) 33 42
Franklin BSP Reality Trust, Inc. (Mortgage REITs) 80 910
Franklin Covey Co.
*
(Professional Services) 11 223
Franklin Electric Co., Inc. (Machinery) 44 3,738
Franklin Street Properties Corp.
*
(Office REITs) 95 150
Fresh Del Monte Produce, Inc. (Food Products) 33 1,122
Freshworks, Inc.
*
- Class A (Software) 202 2,984
Freyr Battery, Inc.
*
(Electrical Equipment) 109 132
Frontdoor, Inc.
*
(Diversified Consumer Services) 75 3,083
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 41 122
FrontView REIT, Inc.
*
(Retail REITs) 14 174
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 13 346
FS Bancorp, Inc.
*
(Banks) 6 235
FTAI Aviation, Ltd. (Trading Companies & Distributors) 99 10,603
FTAI Infrastructure, Inc. (Ground Transportation) 98 423
fuboTV, Inc.
*
(Interactive Media & Services) 324 972
FuelCell Energy, Inc.
*
(Electrical Equipment) 20 82
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 52 200
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 20 347
Full House Resorts, Inc.
*
(Hotels, Restaurants & Leisure) 33 107
Fulton Financial Corp. (Banks) 177 2,952
Funko, Inc.
*
- Class A (Leisure Products) 31 124
FutureFuel Corp.
*
(Oil, Gas & Consumable Fuels) 25 103
FVCBankcorp, Inc.
*
(Banks) 16 183
Galectin Therapeutics, Inc.
*
(Biotechnology) 9 12
Gambling.com Group, Ltd.
*
(Media) 16 206
Gannett Co., Inc.
*
(Media) 138 442
GATX Corp.
*
(Trading Companies & Distributors) 35 5,109
GCM Grosvenor, Inc.
*
- Class A (Capital Markets) 42 527
Common Stocks (71.8%), continued
Shares Value
GCT Semiconductor Holding, Inc.
*
(Semiconductors &
Semiconductor Equipment) 8 $ 11
Genco Shipping & Trading, Ltd. (Marine Transportation) 41 531
Gencor Industries, Inc.
*
(Machinery) 10 127
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 12 802
Generation Bio Co.
*
(Biotechnology) 48 21
Genesco, Inc.
*
(Specialty Retail) 10 194
Genie Energy, Ltd.
*
- Class B (Electric Utilities) 12 177
Gentherm, Inc.
*
(Automobile Components) 30 780
Genworth Financial, Inc.
*
(Insurance) 413 2,833
Geospace Technologies Corp.
*
(Energy Equipment &
Services) 12 77
German American Bancorp, Inc.
*
(Banks) 28 1,061
Geron Corp.
*
(Biotechnology) 576 812
Getty Images Holdings, Inc.
*
(Interactive Media &
Services) 98 187
Getty Realty Corp. (Retail REITs) 49 1,372
Gibraltar Industries, Inc.
*
(Building Products) 30 1,589
GigaCloud Technology, Inc.
*
- Class A (Distributors) 23 288
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 38 958
Glacier Bancorp, Inc. (Banks) 111 4,524
Gladstone Commercial Corp.
*
(Equity REIT
- Diversified) 43 608
Gladstone Land Corp. (Specialized REITs) 33 328
Glaukos Corp.
*
(Health Care Equipment & Supplies) 48 4,524
Global Business Travel Group I
*
(Hotels, Restaurants &
Leisure) 122 819
Global Industrial Co.
*
(Trading Companies &
Distributors) 13 334
Global Medical REIT, Inc. (Health Care REITs) 60 464
Global Net Lease, Inc. (Equity REIT - Diversified) 196 1,480
Global Water Resources, Inc. (Water Utilities) 11 115
Globalstar, Inc.
*
(Telecommunications) 48 923
GMS, Inc.
*
(Trading Companies & Distributors) 38 2,784
Gogo, Inc.
*
(Wireless Telecommunication Services) 64 484
GoHealth, Inc.
*
- Class A (Insurance) 4 42
Golar LNG, Ltd.
*
(Oil, Gas & Consumable Fuels) 96 4,080
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 19 488
Golden Matrix Group, Inc.
*
(Entertainment) 21 39
Golden Ocean Group, Ltd. (Marine Transportation) 119 919
Goosehead Insurance, Inc.
*
- Class A (Insurance) 22 2,139
GoPro, Inc.
*
- Class A (Household Durables) 124 71
GrafTech International, Ltd.
*
(Electrical Equipment) 252 160
Graham Corp.
*
(Machinery) 10 305
Graham Holdings Co. - Class B (Diversified Consumer
Services) 3 2,760
Granite Construction, Inc. (Construction & Engineering) 43 3,495
Granite Point Mortgage Trust, Inc.
*
(Mortgage REITs) 48 95
Granite Ridge Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 51 245
Gray Television, Inc.
*
(Media) 83 278
Great Lakes Dredge & Dock Corp.
*
(Construction &
Engineering) 64 582
Great Southern Bancorp, Inc. (Banks) 8 440
Green Brick Partners, Inc.
*
(Household Durables) 30 1,770
Green Dot Corp.
*
- Class A (Consumer Finance) 52 435
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 62 222
Greene County Bancorp, Inc.
*
(Banks) 7 156
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 26 341
Greenwich Lifesciences, Inc.
*
(Biotechnology) 6 61
Greif, Inc. - Class A (Containers & Packaging) 24 1,260
Greif, Inc.
*
- Class B (Containers & Packaging) 5 278

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
Grid Dynamics Holdings, Inc.
*
(IT Services) 60 $ 850
Griffon Corp. (Building Products) 38 2,588
Grindr, Inc.
*
(Interactive Media & Services) 24 527
Group 1 Automotive, Inc. (Specialty Retail) 13 5,246
Groupon, Inc.
*
(Broadline Retail) 23 418
GrowGeneration Corp.
*
(Specialty Retail) 55 64
Guaranty Bancshares, Inc.
*
(Banks) 8 316
Guardant Health, Inc.
*
(Health Care Providers &
Services) 117 5,527
Guardian Pharmacy Services, Inc.
*
(Consumer Staples
Distribution & Retail) 8 200
Gulport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 12 2,070
Gyre Therapeutics, Inc.
*
(Biotechnology) 7 68
H&E Equipment Services, Inc. (Trading Companies &
Distributors) 31 2,784
H.B. Fuller Co. (Chemicals) 53 2,864
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 115 2,873
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 48 3,025
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 25 352
Halozyme Therapeutics, Inc.
*
(Biotechnology) 122 7,492
Hamilton Beach Brands Holding Co.
*
- Class A
(Household Durables) 8 158
Hamilton Insurance Group, Ltd.
*
- Class B (Insurance) 40 740
Hamilton Lane, Inc. - Class A (Capital Markets) 39 6,024
Hancock Whitney Corp. (Banks) 85 4,428
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 344 1,579
Hanmi Financial Corp. (Banks) 29 663
HarborOne Bancorp, Inc.
*
(Banks) 37 419
Harmonic, Inc.
*
(Communications Equipment) 108 970
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 37 1,090
Harrow, Inc.
*
(Pharmaceuticals) 30 743
Harvard Bioscience, Inc.
*
(Life Sciences Tools &
Services) 40 14
Haverty Furniture Cos., Inc. (Specialty Retail) 14 254
Hawaiian Electric Industries, Inc.
*
(Electric Utilities) 169 1,775
Hawkins, Inc. (Chemicals) 19 2,314
HBT Financial, Inc.
*
(Banks) 12 278
HCI Group, Inc.
*
(Insurance) 8 1,170
Health Catalyst, Inc.
*
(Health Care Technology) 58 229
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 72 1,023
HealthEquity, Inc.
*
(Health Care Providers & Services) 84 7,201
HealthStream, Inc.
*
(Health Care Technology) 24 807
Heartland Express, Inc. (Ground Transportation) 45 342
Hecla Mining Co. (Metals & Mining) 582 3,329
Heidrick & Struggles International, Inc. (Professional
Services) 20 780
Heilos Technologies, Inc. (Machinery) 32 872
Helen of Troy, Ltd.
*
(Household Durables) 22 613
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 140 853
Helmerich & Payne, Inc. (Energy Equipment &
Services) 96 1,813
Herbalife, Ltd.
*
(Personal Care Products) 98 706
Herc Holdings, Inc. (Trading Companies & Distributors) 27 2,955
Heritage Commerce Corp.
*
(Banks) 58 524
Heritage Financial Corp. (Banks) 33 753
Heritage Insurance Holdings, Inc.
*
(Insurance) 22 416
Heron Therapeutics, Inc.
*
(Biotechnology) 114 276
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 120 818
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 39 146
HighPeak Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 14 112
Common Stocks (71.8%), continued
Shares Value
Hillenbrand, Inc. (Machinery) 68 $ 1,376
HilleVax, Inc.
*
(Biotechnology) 31 60
Hillman Solutions Corp.
*
(Machinery) 192 1,342
Hilltop Holdings, Inc.
*
(Banks) 45 1,329
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 68 2,287
Himalaya Shipping, Ltd.
*
(Marine Transportation) 29 151
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 189 6,257
Hingham Institution for Savings (Banks) 2 499
Hippo Holdings, Inc.
*
(Insurance) 19 439
HireQuest, Inc.
*
(Professional Services) 5 51
HNI Corp. (Commercial Services & Supplies) 46 1,946
Holley, Inc.
*
(Automobile Components) 45 97
Hologic, Inc.
*
(Biotechnology) 31 151
Home Bancorp, Inc.
*
(Banks) 7 352
Home BancShares, Inc. (Banks) 182 5,052
HomeStreet, Inc.
*
(Banks) 18 204
HomeTrust Bancshares, Inc. (Banks) 14 478
Hooker Funrishings Corp.
*
(Household Durables) 10 96
Hope Bancorp, Inc. (Banks) 119 1,186
Horace Mann Educators Corp. (Insurance) 40 1,662
Horizon Bancorp, Inc.
*
(Banks) 42 617
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 5 484
Hub Group, Inc. - Class A (Air Freight & Logistics) 58 1,832
Hudson Pacific Properties, Inc. (Office REITs) 133 273
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 43 288
Humacyte, Inc.
*(a)
(Biotechnology) 88 128
Huron Consulting Group, Inc.
*
(Professional Services) 17 2,291
Hut 8 Corp.
*
(Software) 79 972
Hyliion Holdings Corp.
*
(Machinery) 136 205
Hyster-Yale, Inc. - Class A (Machinery) 11 423
I3 Verticals, Inc.
*
- Class A (Financial Services) 22 553
i-80 Gold Corp.
*
(Metals & Mining) 309 190
IBEX Holdings, Ltd.
*
(Professional Services) 8 200
Ibotta, Inc.
*
- Class A (Media) 15 732
ICF International, Inc. (Professional Services) 18 1,529
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 32 633
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 21 2,868
Ideaya Biosciences, Inc.
*
(Biotechnology) 84 1,691
IDT Corp.
*
- Class B (Diversified Telecommunication
Services) 15 754
IES Holdings, Inc.
*
(Construction & Engineering) 8 1,573
IGM Biosciences, Inc.
*
(Biotechnology) 15 21
iHeartMedia, Inc.
*
- Class A (Media) 102 105
IMAX Corp.
*
(Entertainment) 42 1,022
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 30 217
ImmunityBio, Inc.
*(a)
(Biotechnology) 149 374
Immunome, Inc.
*
(Biotechnology) 69 607
Immunovant, Inc.
*
(Biotechnology) 57 921
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 22 2,027
Independence Realty Trust, Inc. (Residential REITs) 220 4,275
Independent Bank Corp. (Banks) 41 2,423
Independent Bank Corp.
*
(Banks) 19 579
indie Semiconductor, Inc.
*(a)
- Class A (Semiconductors
& Semiconductor Equipment) 164 326
Industrial Logistics Properties Trust
*
(Industrial REITs) 64 168
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 12 184
Information Services Group, Inc. (IT Services) 35 136

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
InfuSystem Holdings, Inc.
*
(Health Care Providers &
Services) 19 $ 90
Ingevity Corp.
*
(Chemicals) 35 1,154
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 14 864
Inhibrx Biosciences, Inc.
*
(Biotechnology) 11 136
Inmode, Ltd.
*
(Health Care Equipment & Supplies) 64 902
Inmune Bio, Inc.
*
(Biotechnology) 13 102
Innodata, Inc.
*
(Professional Services) 26 983
Innospec, Inc. (Chemicals) 24 2,148
Innovage Holding Corp.
*
(Health Care Providers &
Services) 19 59
Innovative Industrial Properties, Inc. (Industrial REITs) 27 1,466
Innovex International, Inc.
*
(Energy Equipment &
Services) 35 529
Innoviva, Inc.
*
(Pharmaceuticals) 54 1,009
Inogen, Inc.
*
(Health Care Equipment & Supplies) 23 164
Inovio Pharmaceuticals, Inc.
*
(Biotechnology) 35 68
Inozyme Pharma, Inc.
*
(Biotechnology) 52 60
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 27 3,734
Insmed, Inc.
*
(Biotechnology) 168 12,095
Insperity, Inc. (Professional Services) 35 2,275
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 21 156
Installed Building Products, Inc. (Household Durables) 23 3,814
Insteel Industries, Inc. (Building Products) 18 610
Intapp, Inc.
*
(Software) 52 2,822
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 32 4,042
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 66 1,082
Integral Ad Science Holding Corp.
*
(Media) 71 502
Intellia Therapeutics, Inc.
*
(Biotechnology) 99 878
Inter Parfums, Inc. (Personal Care Products) 18 1,966
InterDigital, Inc. (Software) 25 5,025
Interface, Inc. (Commercial Services & Supplies) 56 1,053
International Bancshares Corp. (Banks) 53 3,235
International Game Technology PLC
*
(Hotels,
Restaurants & Leisure) 111 1,820
International Money Express, Inc.
*
(Financial Services) 29 360
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 39 1,324
Intrepid Potash, Inc.
*
(Chemicals) 11 363
Intuitive Machines, Inc.
*
(Aerospace & Defense) 41 336
InvenTrust Properties Corp.
*
(Retail REITs) 76 2,117
Invesco Mortgage Capital, Inc.
*
(Mortgage REITs) 60 440
Investar Holding Corp. (Banks) 9 172
Investors Title Co.
*
(Insurance) 1 231
Invivyd, Inc.
*
(Biotechnology) 77 49
IonQ, Inc.
*
(Technology Hardware, Storage &
Peripherals) 198 5,436
Iovance Biotheraputics, Inc.
*
(Biotechnology) 268 962
iRadimed Corp. (Health Care Equipment & Supplies) 8 419
iRhythm Technologies, Inc.
*
(Health Care Equipment &
Supplies) 30 3,207
iRobot Corp.
*
(Household Durables) 29 71
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 138 129
Ispire Technology, Inc.
*
(Tobacco) 19 52
iTeos Therapeutics, Inc.
*
(Biotechnology) 26 189
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 44 4,897
Ivanhoe Electric, Inc.
*
(Metals & Mining) 81 510
J & J Snack Foods Corp. (Food Products) 15 1,944
J Jill, Inc.
*
(Specialty Retail) 6 91
Common Stocks (71.8%), continued
Shares Value
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 18 $ 469
Jackson Financial, Inc. - Class A (Financial Services) 71 5,532
JAKKS Pacific, Inc.
*
(Leisure Products) 8 154
James River Group Holdings, Ltd. (Insurance) 37 176
Jamf Holding Corp.
*
(Software) 81 937
Janus International Group, Inc.
*
(Building Products) 134 922
Janux Therapeutics, Inc.
*
(Biotechnology) 31 1,029
Jasper Therapeutics, Inc.
*
(Biotechnology) 11 60
JBG SMITH Properties (Office REITs) 79 1,104
JELD-WEN Holding, Inc.
*
(Building Products) 82 453
JetBlue Airways Corp.
*
(Passenger Airlines) 304 1,325
Joby Aviation, Inc.
*(a)
(Passenger Airlines) 421 2,652
John B. Sanfilippo & Son, Inc. (Food Products) 9 596
John Bean Technologies Corp. (Machinery) 46 4,842
John Marshall Bancorp, Inc.
*
(Banks) 12 206
John Wiley & Sons, Inc. - Class A (Media) 38 1,658
Johnson Outdoors, Inc. - Class A (Leisure Products) 5 114
Kadant, Inc. (Machinery) 11 3,245
Kaiser Aluminum Corp. (Metals & Mining) 16 1,031
Kaltura, Inc.
*
(Software) 95 204
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 38 523
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 103 1,907
Karat Packaging, Inc.
*
(Trading Companies &
Distributors) 7 185
KB Home (Household Durables) 62 3,350
Kearney Financial Corp.
*
(Banks) 53 332
Kelly Services, Inc.
*
- Class A (Professional Services) 31 358
Kennametal, Inc. (Machinery) 76 1,480
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 111 710
Keros Therapeutics, Inc.
*
(Biotechnology) 32 462
Kforce, Inc. (Professional Services) 18 688
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 24 344
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 27 331
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 37 1,530
Kingsway Financial Services, Inc.
*
(Insurance) 12 104
Kiniksa Pharmaceuticals International PLC
*
(Biotechnology) 37 998
Kite Realty Group Trust (Retail REITs) 212 4,589
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 57 527
Knife River Corp.
*
(Construction Materials) 55 5,136
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 85 1,338
Kodiak Gas Services, Inc.
*
(Energy Equipment &
Services) 44 1,496
Kodiak Sciences, Inc.
*
(Biotechnology) 32 140
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 54 3,248
Koppers Holdings, Inc. (Chemicals) 19 476
Korn Ferry (Professional Services) 50 3,085
Korro Bio, Inc.
*
(Biotechnology) 6 107
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 456 702
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 144 4,865
Krispy Kreme, Inc.
*
(Hotels, Restaurants & Leisure) 83 340
Kronos Worldwide, Inc.
*
(Chemicals) 21 162
Krystal Biotech, Inc.
*
(Biotechnology) 24 4,077
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 51 1,644
Kura Oncology, Inc.
*
(Biotechnology) 72 472
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 7 412

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
Kymera Therapeutics, Inc.
*
(Biotechnology) 46 $ 1,576
Kyverna Therapeutics, Inc.
*
(Biotechnology) 25 58
L.B. Foster Co.
*
- Class A (Machinery) 9 180
Ladder Capital Corp. (Mortgage REITs) 111 1,159
Lakeland Financial Corp. (Banks) 24 1,336
Lancaster Colony Corp. (Food Products) 19 3,093
Landec Corp.
*
(Life Sciences Tools & Services) 25 169
Lands' End, Inc.
*
(Specialty Retail) 14 124
Landsea Home Corp.
*
(Household Durables) 28 171
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 67 6,992
LanzaTech Global, Inc.
*
(Commercial Services &
Supplies) 109 27
Larimar Therapeutics, Inc.
*
(Biotechnology) 41 109
Latham Group, Inc.
*
(Leisure Products) 39 213
Laureate Education, Inc.
*
(Diversified Consumer
Services) 127 2,549
Lawson Products, Inc.
*
(Trading Companies &
Distributors) 10 260
La-Z-Boy, Inc. (Household Durables) 41 1,620
LCI Industries (Automobile Components) 24 1,850
LCNB Corp.
*
(Banks) 12 180
Legacy Housing Corp.
*
(Household Durables) 11 268
Legalzoom.com, Inc.
*
(Professional Services) 123 900
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 20 1,815
Lemonade, Inc.
*
(Insurance) 51 1,490
LendingClub Corp.
*
(Consumer Finance) 108 1,055
LendingTree, Inc.
*
(Consumer Finance) 10 516
LENZ Therapeutics, Inc.
*
(Biotechnology) 12 342
Leonardo DRS, Inc.
*
(Aerospace & Defense) 72 2,661
Leslie's, Inc.
*
(Specialty Retail) 181 109
Lexeo Therapeutics, Inc.
*
(Biotechnology) 23 90
Lexicon Pharmaceuticals, Inc.
*
(Biotechnology) 112 82
Lexington Realty Trust (Industrial REITs) 283 2,233
LGI Homes, Inc.
*
(Household Durables) 20 1,092
Liberty Energy, Inc. (Energy Equipment & Services) 154 1,771
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 31 168
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 126 693
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 82 2,514
Life360, Inc.
*
(Software) 10 429
LifeMD, Inc.
*
(Health Care Technology) 36 265
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 136 894
Lifetime Brands, Inc.
*
(Household Durables) 12 44
Lifeway Foods, Inc.
*
(Food Products) 4 95
Lifezone Metals, Ltd.
*
(Metals & Mining) 36 129
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 17 1,868
Lightwave Logic, Inc.
*
(Electronic Equipment,
Instruments & Components) 120 107
Limbach Holdings, Inc.
*
(Construction & Engineering) 10 957
Limoneira Co.
*
(Food Products) 16 240
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 25 423
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 35 309
Lindsay Corp. (Machinery) 11 1,420
Lineage Cell Therapeutics, Inc.
*
(Biotechnology) 175 87
LINKBANCORP, Inc.
*
(Banks) 22 154
Lions Gate Entertainment Corp.
*
- Class A
(Entertainment) 58 515
Common Stocks (71.8%), continued
Shares Value
Lions Gate Entertainment Corp.
*
- Class B
(Entertainment) 121 $ 966
Liquidia Corp.
*
(Pharmaceuticals) 62 866
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 21 667
LivaNova PLC
*
(Health Care Equipment & Supplies) 53 1,961
Live Oak Bancshares, Inc. (Banks) 34 889
LiveOne, Inc.
*
(Entertainment) 71 62
LiveRamp Holdings, Inc.
*
(Software) 63 1,648
Livewire Group, Inc.
*
(Automobiles) 18 32
LSB Industries, Inc.
*
(Chemicals) 52 332
LSI Industries, Inc. (Electrical Equipment) 28 423
LTC Properties, Inc. (Health Care REITs) 44 1,578
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 987 3,493
Luminar Technologies, Inc.
*(a)
(Automobile Components) 25 98
Luxfer Holdings PLC
*
(Machinery) 26 280
Lyell Immunopharma, Inc.
*
(Biotechnology) 157 75
Lyra Therapeutics, Inc.
*
(Pharmaceuticals) 47 6
M/I Homes, Inc.
*
(Household Durables) 26 2,774
Mack-Cali Realty Corp.
*
(Residential REITs) 77 1,195
MacroGenics, Inc.
*
(Biotechnology) 60 104
Madison Square Garden Entertainment Corp.
*
(Entertainment) 39 1,265
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 18 6,010
Magnite, Inc.
*
(Media) 123 1,462
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 169 3,470
Maiden Holdings, Ltd.
*
(Insurance) 87 122
Malibu Boats, Inc.
*
- Class A (Leisure Products) 19 543
Mama's Creations, Inc.
*
(Food Products) 32 211
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 24 61
Mannkind Corp.
*
(Biotechnology) 262 1,320
MARA Holdings, Inc.
*
(Software) 332 4,439
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 108 218
Marcus & Millichap, Inc. (Real Estate Management &
Development) 23 699
Marine Products Corp.
*
(Leisure Products) 9 76
MarineMax, Inc.
*
(Specialty Retail) 21 451
MarketWise, Inc.
*
(Capital Markets) 2 27
Marqeta, Inc.
*
- Class A (Financial Services) 456 1,906
Marten Transport, Ltd. (Ground Transportation) 57 732
Masterbrand, Inc.
*
(Building Products) 123 1,494
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 16 263
Materion Corp. (Metals & Mining) 20 1,660
Mativ Holdings, Inc.
*
(Chemicals) 53 271
Matrix Service Co.
*
(Construction & Engineering) 26 302
Matson, Inc. (Marine Transportation) 32 3,491
Matthews International Corp.
*
- Class A (Commercial
Services & Supplies) 29 593
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 7 109
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 103 293
Maximus, Inc. (Professional Services) 56 3,750
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 78 779
Mayville Engineering Co., Inc.
*
(Machinery) 13 166
Maze Therapeutics, Inc.
*
(Biotechnology) 9 83
MBIA, Inc.
*
(Insurance) 43 202
MBX Biosciences, Inc.
*
(Pharmaceuticals) 11 115
McGrath RentCorp
*
(Trading Companies & Distributors) 24 2,560
Medallion Financial Corp.
*
(Consumer Finance) 18 158

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
MediaAlpha, Inc.
*
- Class A (Interactive Media &
Services) 30 $ 252
Medifast, Inc.
*
(Personal Care Products) 10 131
MediWound, Ltd.
*
(Pharmaceuticals) 9 159
Mednax, Inc.
*
(Health Care Providers & Services) 84 1,082
MeiraGTx Holdings PLC
*
(Biotechnology) 46 326
Mercantile Bank Corp.
*
(Banks) 15 635
Merchants Bancorp (Financial Services) 18 541
Mercury General Corp. (Insurance) 26 1,441
Mercury Systems, Inc.
*
(Aerospace & Defense) 51 2,550
MeridianLink, Inc.
*
(Software) 32 541
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 56 5,289
Meritage Homes Corp. (Household Durables) 70 4,769
Mersana Therapeutics, Inc.
*
(Biotechnology) 104 45
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 5 576
Metagenomi, Inc.
*
(Biotechnology) 27 47
Metals Acquisition, Ltd.
*
- Class A (Metals & Mining) 52 467
Methode Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 34 213
Metrocity Bankshares, Inc.
*
(Banks) 18 496
Metropolitan Bank Holding Corp.
*
(Banks) 10 619
Metsera, Inc.
*
(Biotechnology) 15 362
MFA Financial, Inc.
*
(Mortgage REITs) 100 982
MGE Energy, Inc. (Electric Utilities) 36 3,255
MGP Ingredients, Inc. (Beverages) 14 413
MicroVision, Inc.
*(a)
(Electronic Equipment, Instruments
& Components) 205 232
Mid Penn Bancorp, Inc.
*
(Banks) 20 581
Middlefield Banc Corp.
*
(Banks) 7 182
Middlesex Water Co. (Water Utilities) 17 1,073
Midland States Bankcorp, Inc.
*
(Banks) 20 326
MidWestOne Financial Group, Inc.
*
(Banks) 19 527
Miller Industries, Inc. (Machinery) 11 449
MillerKnoll, Inc. (Commercial Services & Supplies) 66 1,082
MiMedx Group, Inc.
*
(Biotechnology) 116 798
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 72 460
Minerals Technologies, Inc. (Chemicals) 31 1,599
Mineralys Therapeutics, Inc.
*
(Biotechnology) 28 398
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 201 3,172
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 39 1,695
Mission Produce, Inc.
*
(Food Products) 42 440
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 92 631
Mistras Group, Inc.
*
(Professional Services) 20 182
Mitek Systems, Inc.
*
(Software) 44 364
Modine Manufacturing Co.
*
(Automobile Components) 50 4,081
ModivCare, Inc.
*
(Health Care Providers & Services) 9 11
Moelis & Co. - Class A (Capital Markets) 69 3,697
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 13 1,016
Monro, Inc. (Specialty Retail) 29 404
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 64 134
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 40 196
Montrose Environemental Group, Inc.
*
(Commercial
Services & Supplies) 31 454
Moog, Inc. - Class A (Aerospace & Defense) 27 4,516
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 15 208
Mr. Cooper Group, Inc.
*
(Financial Services) 61 7,260
MRC Global, Inc.
*
(Trading Companies & Distributors) 82 955
Mueller Industries, Inc. (Machinery) 109 8,017
Mueller Water Products, Inc. - Class A, Series A
(Machinery) 151 3,962
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 135 2,772
Common Stocks (71.8%), continued
Shares Value
MVB Financial Corp. (Banks) 11 $ 188
Myers Industries, Inc. (Containers & Packaging) 36 378
MYR Group, Inc.
*
(Construction & Engineering) 16 1,957
Myriad Genetics, Inc.
*
(Biotechnology) 87 645
N-able, Inc.
*
(Software) 71 501
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 9 242
NACCO Industries, Inc.
*
- Class A (Oil, Gas &
Consumable Fuels) 4 140
NANO Nuclear Energy, Inc.
*
(Electrical Equipment) 24 546
Nano-X Imaging, Ltd.
*
(Health Care Providers &
Services) 54 272
Napco Security Technologies, Inc.
*
(Electronic
Equipment, Instruments & Components) 34 777
Nathan's Famous, Inc.
*
(Hotels, Restaurants & Leisure) 3 293
National Bank Holdings Corp. - Class A (Banks) 36 1,302
National Bankshares, Inc.
*
(Banks) 6 155
National Beverage Corp. (Beverages) 23 1,021
National CineMedia, Inc.
*
(Media) 68 390
National Health Investors, Inc.
*
(Health Care REITs) 43 3,254
National HealthCare Corp. (Health Care Providers &
Services) 12 1,134
National Presto Industries, Inc.
*
(Aerospace & Defense) 5 422
National Research Corp. (Health Care Providers &
Services) 15 170
National Vision Holdings, Inc.
*
(Specialty Retail) 76 939
Natural Gas Services Group, Inc.
*
(Energy Equipment &
Services) 10 180
Natural Grocers by Vitamin Cottage, Inc. (Consumer
Staples Distribution & Retail) 9 451
Nature's Sunshine Products, Inc.
*
(Personal Care
Products) 12 148
Nautilus Biotechnology, Inc.
*
(Life Sciences Tools &
Services) 47 32
Navient Corp. (Consumer Finance) 72 891
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 125 241
NB Bancorp, Inc.
*
(Banks) 38 652
NBT Bancorp, Inc. (Banks) 45 1,905
NCR Atleos Corp.
*
(Financial Services) 70 1,954
NCR Voyix Corp.
*
(Software) 142 1,217
Nektar Therapeutics
*
(Pharmaceuticals) 174 138
Nelnet, Inc. - Class A (Consumer Finance) 14 1,485
Neogen Corp.
*
(Health Care Equipment & Supplies) 213 1,076
NeoGenomics, Inc.
*
(Health Care Providers & Services) 124 793
NerdWallet, Inc.
*
- Class A (Consumer Finance) 34 305
Nerdy, Inc.
*
(Diversified Consumer Services) 76 121
NET Lease Office Properties
*
(Office REITs) 14 423
Net Power, Inc.
*
(Electrical Equipment) 22 37
NETGEAR, Inc.
*
(Communications Equipment) 27 651
NetScout Systems, Inc.
*
(Communications Equipment) 67 1,408
NETSTREIT Corp.
*
(Retail REITs) 80 1,302
Neumora Therapeutics, Inc.
*
(Pharmaceuticals) 83 65
Neurogene, Inc.
*
(Biotechnology) 12 180
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 14 164
New Jersey Resources Corp. (Gas Utilities) 97 4,746
New York Community Bancorp, Inc. (Banks) 247 2,892
New York Mortgage Trust, Inc. (Mortgage REITs) 88 517
Newmark Group, Inc.
*
- Class A (Real Estate
Management & Development) 128 1,407
Newpark Resources, Inc.
*
(Energy Equipment &
Services) 82 474
NewtekOne, Inc.
*
(Financial Services) 24 250
NexPoint Diversified Real Estate Trust
*
(Equity REIT
- Diversified) 33 116
Nexpoint Real Estate Finance, Inc.
*
(Mortgage REITs) 8 117

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
NexPoint Residential Trust, Inc. (Residential REITs) 22 $ 820
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 113 845
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 168 247
NextNav, Inc.
*
(Software) 78 969
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 141 5,725
NI Holdings, Inc.
*
(Insurance) 8 100
Nicolet Bankshares, Inc.
*
(Banks) 13 1,519
Nkarta, Inc.
*
(Biotechnology) 52 110
NL Industries, Inc.
*
(Commercial Services & Supplies) 8 69
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 45 347
NMI Holdings, Inc.
*
- Class A (Financial Services) 76 2,749
NN, Inc.
*
(Machinery) 45 90
Noble Corp. PLC
*
(Energy Equipment & Services) 130 2,826
Nordic American Tankers, Ltd.
*
(Oil, Gas & Consumable
Fuels) 199 509
Northeast Bank
*
(Banks) 7 580
Northeast Community Bancorp, Inc.
*
(Banks) 12 273
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 96 2,333
Northern Technologies International Corp.
*
(Chemicals) 8 60
Northfield Bancorp, Inc.
*
(Banks) 37 390
Northrim Bancorp, Inc.
*
(Banks) 5 401
Northwest Bancshares, Inc. (Banks) 124 1,531
Northwest Natural Holding Co. (Gas Utilities) 39 1,681
Northwest Pipe Co.
*
(Construction & Engineering) 9 381
NorthWestern Energy Group, Inc. (Multi-Utilities) 60 3,494
Norwood Financial Corp.
*
(Banks) 8 200
Novagold Resources, Inc.
*
(Metals & Mining) 238 1,007
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 35 4,160
Novavax, Inc.
*
(Biotechnology) 150 1,001
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 104 1,887
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 48 304
Nurix Therapeutics, Inc.
*
(Biotechnology) 73 842
NuScale Power Corp.
*
(Electrical Equipment) 88 1,458
Nuvalent, Inc.
*
- Class A (Biotechnology) 34 2,610
Nuvation Bio, Inc.
*
(Pharmaceuticals) 177 398
NV5 Global, Inc.
*
(Professional Services) 56 1,039
NVE Corp. (Semiconductors & Semiconductor
Equipment) 5 291
Oak Valley Bancorp.
*
(Banks) 7 183
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 99 1,757
OceanFirst Financial Corp.
*
(Banks) 56 927
Ocugen, Inc.
*
(Biotechnology) 282 211
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 154 1,278
Offerpad Solutions, Inc.
*
(Real Estate Management &
Development) 10 11
OFG Bancorp (Banks) 44 1,731
O-I Glass, Inc.
*
(Containers & Packaging) 151 1,911
Oil States International, Inc.
*
(Energy Equipment &
Services) 59 207
Oil-Dri Corp. of America (Household Products) 10 421
Olaplex Holdings, Inc.
*
(Personal Care Products) 135 177
Old National Bancorp (Banks) 307 6,322
Old Second Bancorp, Inc. (Banks) 42 663
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 40 206
Olo, Inc.
*
(Software) 104 645
Olympic Steel, Inc. (Metals & Mining) 10 323
Omega Flex, Inc. (Machinery) 3 90
Omeros Corp.
*
(Pharmaceuticals) 55 404
OmniAb, Inc.
*
(Life Sciences Tools & Services) 93 158
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 44 1,375
Common Stocks (71.8%), continued
Shares Value
ON24, Inc.
*
(Software) 27 $ 126
ONE Gas, Inc. (Gas Utilities) 55 4,318
One Liberty Properties, Inc. (Equity REIT - Diversified) 15 366
OneSpan, Inc.
*
(Software) 37 550
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 98 1,637
OneWater Marine, Inc.
*
(Specialty Retail) 12 180
Onity Group, Inc.
*
(Financial Services) 6 225
Ooma, Inc.
*
(Software) 24 294
Open Lending Corp.
*
(Capital Markets) 100 124
Opendoor Technologies, Inc.
*
(Real Estate Management
& Development) 624 473
OPKO Health, Inc.
*
(Health Care Providers & Services) 311 429
OppFi, Inc.
*
(Consumer Finance) 19 178
OptimizeRx Corp.
*
(Health Care Technology) 17 155
Option Care Health, Inc.
*
(Health Care Providers &
Services) 167 5,396
Orange County Bancorp, Inc.
*
(Banks) 10 237
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 70 209
Orchestra BioMed Holdings, Inc.
*
(Health Care
Equipment & Supplies) 24 71
Orchid Island Capital, Inc.
*
(Mortgage REITs) 77 551
Organogenesis Holdings, Inc.
*
(Biotechnology) 67 329
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 60 343
Origin Bancorp, Inc.
*
(Banks) 29 929
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 35 224
Orion Office REIT, Inc.
*
(Office REITs) 55 101
Orion SA (Chemicals) 56 674
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 56 4,066
Orrstown Financial Services, Inc.
*
(Banks) 18 539
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 33 459
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 16 333
Oscar Health, Inc.
*
- Class A (Insurance) 199 2,589
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 15 3,071
Otter Tail Corp. (Electric Utilities) 40 3,175
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 47 349
Outbrain, Inc.
*
(Interactive Media & Services) 38 135
Outfront Media, Inc.
*
(Specialized REITs) 141 2,133
Outlook Therapeutics, Inc.
*
(Biotechnology) 16 25
Ovid Therapeutics, Inc.
*
(Biotechnology) 57 19
Owens & Minor, Inc.
*
(Health Care Providers &
Services) 74 522
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 14 680
P10, Inc.
*
- Class A (Capital Markets) 40 443
Pacific Biosciences of California, Inc.
*
(Life Sciences
Tools & Services) 267 296
Pacific Premier Bancorp, Inc. (Banks) 93 1,892
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 45 1,211
PACS Group, Inc.
*
(Health Care Providers & Services) 38 366
Pagaya Technologies, Ltd.
*
- Class A (Software) 35 384
PagerDuty, Inc.
*
(Software) 85 1,318
Pagseguro Digital, Ltd.
*
- Class A (Financial Services) 180 1,805
Palomar Holdings, Inc.
*
(Insurance) 25 3,626
PAM Transportation Services, Inc.
*
(Ground
Transportation) 6 84
Pangaea Logistics Solutions, Ltd.
*
(Marine
Transportation) 35 141

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 32 $ 1,105
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 53 759
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 33 1,927
Paramount Group, Inc.
*
(Office REITs) 180 772
Park Aerospace Corp.
*
(Aerospace & Defense) 18 235
Park National Corp. (Banks) 14 2,101
Parke Bancorp, Inc.
*
(Banks) 10 189
Park-Ohio Holdings Corp.
*
(Machinery) 9 179
Pathward Financial, Inc. (Banks) 24 1,905
Patria Investments, Ltd.
*
- Class A (Capital Markets) 56 587
Patrick Industries, Inc. (Automobile Components) 32 2,463
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 379 2,138
Payoneer Global, Inc.
*
(Financial Services) 292 2,053
Paysafe, Ltd.
*
(Financial Services) 31 472
Paysign, Inc.
*
(Financial Services) 32 77
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 98 1,684
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 11 682
PCB Bancorp
*
(Banks) 11 216
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 30 551
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 119 1,468
Peakstone Realty Trust
*
(Office REITs) 36 414
Peapack-Gladstone Financial Corp.
*
(Banks) 16 443
Pebblebrook Hotel Trust (Hotel & Resort REITs) 116 1,050
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 343 2,363
PennyMac Financial Services, Inc.
*
(Financial Services) 26 2,533
PennyMac Mortgage Investment Trust (Mortgage
REITs) 85 1,091
Peoples Bancorp of North Carolina, Inc.
*
(Banks) 4 110
Peoples Bancorp, Inc.
*
(Banks) 34 986
Peoples Financial Services Corp.
*
(Banks) 9 389
PepGen, Inc.
*
(Biotechnology) 15 24
Perdoceo Education Corp. (Diversified Consumer
Services) 64 1,608
Perella Weinberg Partners (Capital Markets) 50 859
Performant Financial Corp.
*
(Commercial Services &
Supplies) 70 165
Perimeter Solutions SA
*
(Chemicals) 130 1,317
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 16 131
Perpetua Resources Corp.
*
(Metals & Mining) 41 604
Perspective Therapeutics, Inc.
*
(Biotechnology) 53 130
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 83 245
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 39 167
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 20 372
Phillips Edison & Co., Inc. (Retail REITs) 120 4,163
Phinia, Inc. (Automobile Components) 41 1,646
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 60 1,096
Phreesia, Inc.
*
(Health Care Technology) 55 1,373
Piedmont Lithium, Inc.
*
(Metals & Mining) 18 135
Piedmont Office Realty Trust, Inc. - Class A (Office
REITs) 120 709
Pioneer Bancorp, Inc.
*
(Banks) 11 123
Piper Sandler Cos. (Capital Markets) 17 4,098
Pitney Bowes, Inc. (Commercial Services & Supplies) 160 1,389
PJT Partners, Inc. - Class A (Capital Markets) 23 3,259
Planet Labs PBC
*
(Professional Services) 215 707
PlayAGS, Inc.
*
(Hotels, Restaurants & Leisure) 39 473
Common Stocks (71.8%), continued
Shares Value
Playstudios, Inc.
*
(Entertainment) 86 $ 109
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 26 3,183
Pliant Therapeutics, Inc.
*
(Pharmaceuticals) 56 89
Plug Power, Inc.
*
(Electrical Equipment) 805 702
Plumas Bancorp
*
(Banks) 5 220
Plymouth Industrial REIT, Inc. (Industrial REITs) 39 580
Ponce Financial Group, Inc.
*
(Banks) 19 245
Porch Group, Inc.
*
(Software) 77 447
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 54 558
Portland General Electric Co. (Electric Utilities) 101 4,254
Postal Realty Trust, Inc. - Class A (Office REITs) 22 291
Potbelly Corp.
*
(Hotels, Restaurants & Leisure) 27 219
PotlatchDeltic Corp. (Specialized REITs) 77 2,955
Powell Industries, Inc. (Electrical Equipment) 9 1,648
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 55 2,702
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 97 489
PRA Group, Inc.
*
(Consumer Finance) 38 695
Prairie Operating Co.
*
(Software) 4 16
Praxis Precision Medicines, Inc.
*
(Biotechnology) 17 640
Precigen, Inc.
*
(Biotechnology) 131 204
Preferred Bank (Banks) 12 958
Preformed Line Products Co.
*
(Electrical Equipment) 2 275
Prelude Therapeutics, Inc.
*
(Biotechnology) 13 12
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 48 3,900
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 24 2,436
Prime Medicine, Inc.
*
(Biotechnology) 55 95
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 1 170
Primis Financial Corp. (Banks) 22 181
Primo Brands Corp.
*
(Beverages) 194 6,338
Primoris Services Corp. (Construction & Engineering) 52 3,118
Princeton Bancorp, Inc.
*
(Banks) 5 152
Priority Technology Holdings, Inc.
*
(Financial Services) 22 160
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 101 2,371
ProAssurance Corp.
*
(Insurance) 50 1,161
PROCEPT BioRobotics Corp.
*
(Health Care Equipment
& Supplies) 43 2,321
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 21 175
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 22 91
PROG Holdings, Inc. (Consumer Finance) 40 1,054
Progress Software Corp. (Software) 42 2,518
Progyny, Inc.
*
(Health Care Providers & Services) 73 1,667
ProKidney Corp.
*
(Biotechnology) 108 96
ProPetro Holding Corp.
*
(Energy Equipment & Services) 85 423
PROS Holdings, Inc.
*
(Software) 45 769
Protagonist Therapeutics, Inc.
*
(Biotechnology) 58 2,658
Prothena Corp. PLC
*
(Biotechnology) 41 377
Proto Labs, Inc.
*
(Machinery) 24 844
Provident Bancorp, Inc.
*
(Banks) 15 167
Provident Financial Services, Inc. (Banks) 123 2,014
PTC Therapeutics, Inc.
*
(Biotechnology) 74 3,688
PubMatic, Inc.
*
- Class A (Media) 39 381
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 38 184
Pulse Biosciences, Inc.
*
(Health Care Equipment &
Supplies) 18 306
Puma Biotechnology, Inc.
*
(Biotechnology) 41 130
Pure Cycle Corp.
*
(Water Utilities) 20 198
PureCycle Technologies, Inc.
*
(Chemicals) 120 805
Purple Innovation, Inc.
*
(Household Durables) 55 37

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
Pyxis Oncology, Inc.
*
(Biotechnology) 48 $ 53
Q2 Holdings, Inc.
*
(Software) 57 4,517
Q32 Bio, Inc.
*
(Biotechnology) 6 10
QCR Holdings, Inc. (Banks) 16 1,039
Quad/Graphics, Inc.
*
(Commercial Services & Supplies) 30 143
Quaker Chemical Corp. (Chemicals) 13 1,377
Qualys, Inc.
*
(Software) 36 4,526
Quanex Building Products Corp. (Building Products) 46 756
Quanterix Corp.
*
(Life Sciences Tools & Services) 35 202
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 117 133
Quest Resource Holding Corp.
*
(Commercial Services
& Supplies) 17 40
QuickLogic Corp.
*
(Semiconductors & Semiconductor
Equipment) 13 74
QuinStreet, Inc.
*
(Interactive Media & Services) 52 911
Quipt Home Medical Corp.
*
(Health Care Providers &
Services) 36 77
Qurate Retail, Inc.
*
- Class B (Broadline Retail) 1 6
Rackspace Technology, Inc.
*
(IT Services) 66 90
Radian Group, Inc. (Financial Services) 145 4,631
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 35 205
RadNet, Inc.
*
(Health Care Providers & Services) 64 3,352
Ramaco Resources, Inc. - Class A (Metals & Mining) 26 262
Ramaco Resources, Inc. - Class B (Metals & Mining) 5 46
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 104 5,073
Ranger Energy Services, Inc.
*
(Energy Equipment &
Services) 15 166
Ranpak Holdings Corp.
*
(Containers & Packaging) 44 181
Rapid7, Inc.
*
(Software) 61 1,441
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 16 183
RAPT Therapeutics, Inc.
*
(Biotechnology) 29 27
Rayonier Advanced Materials, Inc.
*
(Chemicals) 62 264
RBB Bancorp
*
(Banks) 16 249
RCI Hospitality Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 8 317
RE/MAX Holdings, Inc.
*
- Class A (Real Estate
Management & Development) 17 130
Ready Capital Corp. (Mortgage REITs) 158 703
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 245 1,370
Red River Bancshares, Inc.
*
(Banks) 4 211
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 48 2,050
Red Violet, Inc.
*
(Software) 11 430
Redfin Corp.
*
(Real Estate Management &
Development) 119 1,132
Redwire Corp.
*
(Aerospace & Defense) 22 237
Redwood Trust, Inc. (Mortgage REITs) 128 795
REGENXBIO, Inc.
*
(Biotechnology) 45 432
Regional Management Corp.
*
(Consumer Finance) 8 263
Regulus Therapeutics, Inc.
*
(Biotechnology) 62 495
Rekor Systems, Inc.
*
(Software) 72 76
Relay Therapeutics, Inc.
*
(Biotechnology) 123 410
Remitly Global, Inc.
*
(Financial Services) 145 2,932
Renasant Corp. (Banks) 91 2,918
Renovaro, Inc.
*
(Biotechnology) 111 40
Repay Holdings Corp.
*
(Financial Services) 85 340
Replimune Group, Inc.
*
(Biotechnology) 67 655
ReposiTrak, Inc.
*
(Software) 11 238
Republic Bancorp, Inc.
*
- Class A (Banks) 8 543
Reservoir Media, Inc.
*
(Entertainment) 19 143
Resideo Technologies, Inc.
*
(Building Products) 142 2,383
Resolute Holdings Management, Inc.
*
(Asset
Management) 2 54
Common Stocks (71.8%), continued
Shares Value
Resources Connection, Inc.
*
(Professional Services) 32 $ 184
REV Group, Inc. (Machinery) 50 1,635
REVOLUTION Medicines, Inc.
*
(Biotechnology) 166 6,702
Revolve Group, Inc.
*
(Specialty Retail) 37 736
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 15 596
RGC Resources, Inc.
*
(Gas Utilities) 8 168
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 53 3,455
Ribbon Communications, Inc.
*
(Communications
Equipment) 89 286
Richardson Electronics, Ltd.
*
(Electronic Equipment,
Instruments & Components) 12 104
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 17 333
Rigetti Computing, Inc.
*(a)
(Semiconductors &
Semiconductor Equipment) 184 1,632
Riley Exploration Permian, Inc.
*
(Oil, Gas &
Consumable Fuels) 11 271
Rimini Street, Inc.
*
(Software) 52 184
Ring Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 144 128
Riot Platforms, Inc.
*
(Software) 303 2,194
RLJ Lodging Trust
*
(Hotel & Resort REITs) 146 1,023
Roadzen, Inc.
*
(Software) 40 39
Rocket Lab USA, Inc.
*
(Aerospace & Defense) 344 7,495
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 75 572
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 7 150
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 18 1,113
Root, Inc.
*
- Class A (Insurance) 8 1,117
RPC, Inc.
*
(Energy Equipment & Services) 83 393
RumbleON, Inc.
*
- Class B (Specialty Retail) 17 43
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 59 3,008
Rush Enterprises, Inc.
*
- Class B (Trading Companies &
Distributors) 9 521
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 74 898
RXO, Inc.
*
(Ground Transportation) 155 2,184
RxSight, Inc.
*
(Health Care Equipment & Supplies) 36 530
Ryerson Holding Corp.
*
(Metals & Mining) 26 608
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 57 5,013
S&T Bancorp, Inc. (Banks) 37 1,348
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 49 914
Sabra Health Care REIT, Inc. (Health Care REITs) 231 4,123
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 373 884
Safe Builders, Inc.
*
(Marine Transportation) 59 200
Safehold, Inc. (Specialized REITs) 50 788
Safety Insurance Group, Inc. (Insurance) 14 1,071
Sage Therapeutics, Inc.
*
(Biotechnology) 53 386
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 99 806
Sana Biotechnology, Inc.
*(a)
(Biotechnology) 129 245
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 4 128
SandRidge Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 31 282
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 52 3,993
Sapiens International Corp. N.V. (Software) 30 822
Saul Centers, Inc. (Retail REITs) 10 327
Savara, Inc.
*
(Biotechnology) 117 374
Savers Value Village, Inc.
*
(Broadline Retail) 23 221
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 23 759
Schnitzer Steel Industries, Inc. - Class A (Metals &
Mining) 26 763
Scholar Rock Holding Corp.
*
(Biotechnology) 78 2,567

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
Scholastic Corp. (Media) 23 $ 415
Schrodinger, Inc.
*
(Health Care Technology) 54 1,384
Scilex Holding Co.
*
(Biotech & Pharma) 1 7
Scorpio Tankers, Inc.
*
(Oil, Gas & Consumable Fuels) 43 1,621
scPharmaceuticals, Inc.
*(a)
(Pharmaceuticals) 38 97
Seacoast Banking Corp. of Florida (Banks) 82 1,944
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 24 117
Seadrill, Ltd.
*
(Energy Equipment & Services) 64 1,315
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 30 1,310
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 89 758
Select Medical Holdings Corp. (Health Care Providers
& Services) 106 1,933
Selective Insurance Group, Inc. (Insurance) 59 5,146
Selectquote, Inc.
*
(Insurance) 132 418
Semler Scientific, Inc.
*
(Health Care Equipment &
Supplies) 7 226
SEMrush Holdings, Inc.
*
(Software) 36 370
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 72 2,250
Seneca Foods Corp.
*
- Class A (Food Products) 5 448
Sensient Technologies Corp. (Chemicals) 41 3,852
Septerna, Inc.
*
(Pharmaceuticals) 18 125
Sera Prognostics, Inc.
*
- Class A (Biotechnology) 28 82
Service Properties Trust (Hotel & Resort REITs) 161 290
ServisFirst Bancshares, Inc. (Banks) 49 3,490
SES AI Corp.
*(a)
(Electrical Equipment) 129 116
Seven Hills Realty Trust
*
(Mortgage REITs) 12 143
Sezzle, Inc.
*
(Financial Services) 14 727
SFL Corp., Ltd.
*
(Oil, Gas & Consumable Fuels) 127 1,044
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 37 3,245
Shattuck Labs, Inc.
*
(Biotechnology) 38 38
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 47 524
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 163 588
Shoe Carnival, Inc. (Specialty Retail) 17 295
Shore Bancshares, Inc.
*
(Banks) 30 415
ShotSpotter, Inc.
*
(Software) 10 155
Shutterstock, Inc. (Interactive Media & Services) 24 383
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 40 546
Sierra Bancorp
*
(Banks) 13 344
SIGA Technologies, Inc.
*
(Pharmaceuticals) 45 248
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 35 107
Signet Jewelers, Ltd. (Specialty Retail) 41 2,431
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 31 3,155
Silvaco Group, Inc.
*
(Software) 6 32
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 9 138
Simmons First National Corp. - Class A (Banks) 121 2,258
Simulations Plus, Inc. (Health Care Technology) 15 515
Sinclair, Inc.
*
(Media) 31 446
SiriusPoint, Ltd.
*
(Insurance) 92 1,546
SITE Centers Corp. (Retail REITs) 46 545
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 18 2,643
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable
Fuels) 77 1,306
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 90 3,097
Common Stocks (71.8%), continued
Shares Value
SJW Group (Water Utilities) 33 $ 1,872
Sky Harbour Group Corp.
*
(Transportation
Infrastructure) 11 117
Skye Bioscience, Inc.
*
(Biotechnology) 19 41
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 36 1,911
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 27 191
SkyWest, Inc.
*
(Passenger Airlines) 39 3,479
SL Green Realty Corp. (Office REITs) 70 3,684
Sleep Number Corp.
*
(Specialty Retail) 21 164
SM Energy Co. (Oil, Gas & Consumable Fuels) 112 2,552
SMART Global Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 51 871
SmartFinancial, Inc.
*
(Banks) 15 456
SmartRent, Inc.
*
(Electronic Equipment, Instruments &
Components) 178 170
Smith & Wesson Brands, Inc.
*
(Leisure Products) 43 410
Smith-Midland Corp.
*
(Construction Materials) 4 120
Solaris Energy Infrastructure, Inc.
*
(Energy Equipment
& Services) 30 634
SolarMax Technology, Inc.
*
(Electrical Equipment) 29 34
Soleno Therapeutics, Inc.
*
(Biotechnology) 25 1,872
Solid Biosciences, Inc.
*
(Biotechnology) 23 76
Solid Power, Inc.
*
(Automobile Components) 151 165
Solidion Technology, Inc.
*
(Electrical Equipment) 48 5
Sonic Automotive, Inc. - Class A (Specialty Retail) 14 850
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 5 116
Sonos, Inc.
*
(Household Durables) 117 1,078
SoundHound AI, Inc.
*
- Class A (Software) 316 2,936
South Plains Financial, Inc.
*
(Banks) 11 371
Southern California BanCorp
*
(Banks) 24 335
Southern First Bancshares, Inc.
*
(Banks) 8 284
Southern Missouri Bancorp, Inc.
*
(Banks) 9 474
Southern States Bancshares, Inc.
*
(Banks) 8 267
Southland Holdings, Inc.
*
(Construction & Engineering) 11 36
Southside Bancshares, Inc.
*
(Banks) 28 789
SouthState Corp. (Banks) 95 8,245
Southwest Gas Holdings, Inc. (Gas Utilities) 59 4,260
SpartanNash Co. (Consumer Staples Distribution &
Retail) 33 655
Sphere Entertainment Co.
*
(Entertainment) 26 709
Spire Global, Inc.
*
(Professional Services) 22 207
Spire, Inc. (Gas Utilities) 55 4,210
Spok Holdings, Inc.
*
(Wireless Telecommunication
Services) 18 258
SpringWorks Therapeutics, Inc.
*
(Biotechnology) 67 3,102
Sprinklr, Inc.
*
- Class A (Software) 114 877
Sprout Social, Inc.
*
- Class A (Software) 49 1,025
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 98 16,757
SPS Commerce, Inc.
*
(Software) 37 5,310
SPX Technologies, Inc.
*
(Machinery) 44 5,903
Spyre Therapeutics, Inc.
*
(Biotechnology) 39 594
SSR Mining, Inc.
*
(Metals & Mining) 198 2,107
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 48 876
Stagwell, Inc.
*
(Media) 86 480
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 287 319
Standard Motor Products, Inc. (Automobile
Components) 20 542
Standex International Corp. (Machinery) 11 1,556
Star Holdings
*
(Real Estate Management &
Development) 13 88

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
Steelcase, Inc. - Class A (Commercial Services &
Supplies) 90 $ 893
Stellar Bancorp, Inc. (Banks) 48 1,198
Stem, Inc.
*
(Electrical Equipment) 148 80
Stepan Co. (Chemicals) 21 1,062
StepStone Group, Inc. - Class A (Capital Markets) 65 3,251
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 55 110
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 29 4,333
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 70 1,470
Stewart Information Services Corp. (Insurance) 26 1,702
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 99 324
Stock Yards Bancorp, Inc. (Banks) 25 1,820
Stoke Therapeutics, Inc.
*
(Biotechnology) 35 342
StoneCo, Ltd.
*
(Financial Services) 279 3,923
Stoneridge, Inc.
*
(Automobile Components) 27 104
StoneX Group, Inc.
*
(Capital Markets) 43 3,807
Strategic Education, Inc. (Diversified Consumer
Services) 22 1,795
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 5 79
Strawberry Fields REIT, Inc.
*
(Health Care REITs) 9 95
Stride, Inc.
*
(Diversified Consumer Services) 41 5,832
Sturm Ruger & Co., Inc.
*
(Leisure Products) 16 651
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 102 415
Summit Therapeutics, Inc.
*(a)
(Biotechnology) 90 2,171
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 38 372
SunCoke Energy, Inc. (Metals & Mining) 82 743
Sunnova Energy International, Inc.
*
(Independent Power/
Renewable Electricity Producers) 106 20
SunOpta, Inc.
*
(Food Products) 92 397
Sunrise Realty Trust, Inc.
*
(Mortgage REITs) 10 108
Sunrun, Inc.
*
(Electrical Equipment) 216 1,488
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 196 1,635
Super Group SGHC, Ltd.
*
(Hotels, Restaurants &
Leisure) 146 1,186
Superior Group of Cos., Inc.
*
(Textiles, Apparel &
Luxury Goods) 12 125
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 49 1,592
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 75 1,646
Surmodics, Inc.
*
(Health Care Equipment & Supplies) 13 364
Sutro Biopharma, Inc.
*
(Biotechnology) 79 83
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 99 1,929
SWK Holdings Corp.
*
(Financial Services) 3 42
Sylvamo Corp. (Paper & Forest Products) 34 2,027
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 39 2,171
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 80 1,132
System1, Inc.
*
(Interactive Media & Services) 23 13
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 23 325
Talkspace, Inc.
*
(Health Care Providers & Services) 120 368
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 141 970
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 64 1,078
Tanger, Inc. (Retail REITs) 105 3,309
Tango Therapeutics, Inc.
*
(Biotechnology) 46 65
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 32 218
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 36 1,869
Taylor Devices, Inc.
*
(Machinery) 3 96
Taylor Morrison Home Corp.
*
(Household Durables) 100 5,734
Common Stocks (71.8%), continued
Shares Value
Taysha Gene Therapies, Inc.
*
(Biotechnology) 171 $ 332
TechTarget, Inc.
*
(Media) 26 207
Tecnoglass, Inc. (Building Products) 22 1,568
Teekay Corp.
*
(Transportation & Logistics) 54 389
Teekay Tankers, Ltd.
*
- Class A (Transportation &
Logistics) 23 979
TEGNA, Inc. (Media) 157 2,548
Tejon Ranch Co.
*
(Real Estate Management &
Development) 20 339
Teladoc Health, Inc.
*
(Health Care Technology) 168 1,208
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 96 3,600
Telomir Pharmaceuticals, Inc.
*
(Pharmaceuticals) 19 48
Telos Corp.
*
(Software) 54 147
Tenable Holdings, Inc.
*
(Software) 116 3,546
Tenaya Therapeutics, Inc.
*
(Biotechnology) 54 26
Tennant Co. (Machinery) 18 1,299
Terawulf, Inc.
*
(Software) 261 726
Terex Corp. (Machinery) 65 2,288
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 69 228
Terreno Realty Corp. (Industrial REITs) 96 5,408
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 122 348
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 23 24
Texas Capital Bancshares, Inc.
*
(Banks) 45 3,067
TG Therapeutics, Inc.
*
(Biotechnology) 136 6,189
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 32 1,207
The Baldwin Insurance Group, Inc.
*
(Insurance) 66 2,747
The Bancorp, Inc.
*
(Banks) 45 2,174
The Bank of NT Butterfield & Son, Ltd. (Banks) 43 1,728
The Beauty Health Co.
*
(Personal Care Products) 73 72
The Brink's Co. (Commercial Services & Supplies) 43 3,837
The Buckle, Inc. (Specialty Retail) 30 1,043
The Cheesecake Factory, Inc.
(a)
(Hotels, Restaurants &
Leisure) 47 2,367
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 35 1,994
The E.W. Scripps Co.
*
- Class A (Media) 60 121
The Eastern Co.
*
(Machinery) 5 105
The Ensign Group, Inc. (Health Care Providers &
Services) 54 6,966
The First Bancorp, Inc.
*
(Banks) 10 244
The First of Long Island Corp.
*
(Banks) 21 242
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 124 3,879
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 278 3,025
The Gorman-Rupp Co. (Machinery) 20 717
The Greenbrier Cos., Inc. (Machinery) 30 1,273
The Hackett Group, Inc. (IT Services) 25 639
The Hain Celestial Group, Inc.
*
(Food Products) 87 264
The Honest Co., Inc.
*
(Personal Care Products) 81 388
The Joint Corp.
*
(Health Care Providers & Services) 11 110
The Lovesac Co.
*
(Household Durables) 14 272
The Macerich Co. (Retail REITs) 243 3,562
The Manitowoc Co., Inc.
*
(Machinery) 34 268
The Marcus Corp.
*
(Entertainment) 23 375
The ODP Corp.
*
(Specialty Retail) 29 397
The ONE Group Hospitality, Inc.
*
(Hotels, Restaurants
& Leisure) 20 60
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 32 820
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 98 432

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
The RealReal, Inc.
*
(Specialty Retail) 99 $ 574
The RMR Group, Inc.
*
- Class A (Real Estate
Management & Development) 15 220
The Shyft Group, Inc. (Machinery) 33 279
The Simply Good Foods Co.
*
(Food Products) 90 3,250
The St. Joe Co. (Real Estate Management &
Development) 35 1,481
The Vita Coco Co., Inc.
*
(Beverages) 38 1,256
The York Water Co.
*
(Water Utilities) 14 493
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 36 352
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 33 866
Third Coast Bancshares, Inc.
*
(Banks) 11 328
Third Harmonic Bio, Inc.
*
(Pharmaceuticals) 21 109
ThredUp, Inc.
*
- Class A (Specialty Retail) 77 346
Thryv Holdings, Inc.
*
(Media) 37 507
Tidewater, Inc.
*
(Energy Equipment & Services) 48 1,737
Tile Shop Holdings, Inc.
*
(Specialty Retail) 28 159
Tilly's, Inc.
*(a)
- Class A (Specialty Retail) 14 21
Timberland Bancorp, Inc./WA
*
(Banks) 7 215
TimkenSteel Corp.
*
(Metals & Mining) 40 506
Tiptree, Inc.
*
(Insurance) 25 558
Titan International, Inc.
*
(Machinery) 49 360
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 20 332
Tompkins Financial Corp.
*
(Banks) 12 715
Topgolf Callaway Brands Corp.
*
(Leisure Products) 138 912
Torrid Holdings, Inc.
*
(Specialty Retail) 20 127
Tourmaline Bio, Inc.
*
(Biotechnology) 22 379
TowneBank
*
(Banks) 69 2,274
Townsquare Media, Inc.
*
- Class A (Media) 13 86
TPG RE Finance Trust, Inc.
*
(Mortgage REITs) 58 443
TPI Composites, Inc.
*
(Electrical Equipment) 45 41
Traeger, Inc.
*
(Household Durables) 34 50
Transcat, Inc.
*
(Trading Companies & Distributors) 9 714
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 1 29
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 32 2,944
Transocean, Ltd.
*
(Energy Equipment & Services) 711 1,514
Travere Therapeutics, Inc.
*
(Biotechnology) 82 1,706
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 48 340
Tredegar Corp.
*
(Metals & Mining) 26 202
TreeHouse Foods, Inc.
*
(Food Products) 45 1,048
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 73 504
Tri Pointe Homes, Inc.
*
(Household Durables) 90 2,768
TriCo Bancshares (Banks) 31 1,196
TriMas Corp.
*
(Containers & Packaging) 40 962
TriNet Group, Inc. (Professional Services) 31 2,428
Trinity Industries, Inc. (Machinery) 80 2,008
Triumph Financial, Inc.
*
(Banks) 22 1,175
Triumph Group, Inc.
*
(Aerospace & Defense) 72 1,829
Tronox Holdings PLC
*
- Class A (Chemicals) 116 628
TrueBlue, Inc.
*
(Professional Services) 28 122
TrueCar, Inc.
*
(Interactive Media & Services) 79 118
Trupanion, Inc.
*
(Insurance) 32 1,171
TrustCo Bank Corp. (Banks) 18 548
Trustmark Corp. (Banks) 59 1,979
TScan Therapeutics, Inc.
*
(Biotechnology) 38 61
TTEC Holdings, Inc.
*
(Professional Services) 19 76
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 98 1,962
Tucows, Inc.
*
- Class A (IT Services) 8 130
Turning Point Brands, Inc. (Tobacco) 17 1,043
Common Stocks (71.8%), continued
Shares Value
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 16 $ 185
Tutor Perini Corp.
*
(Construction & Engineering) 42 901
Twin Disc, Inc.
*
(Machinery) 11 81
Twist Bioscience Corp.
*
(Biotechnology) 58 2,223
Two Harbors Investment Corp. (Mortgage REITs) 101 1,199
TXNM Energy, Inc. (Electric Utilities) 88 4,682
Tyra Biosciences, Inc.
*
(Biotechnology) 19 196
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 15 1,067
Udemy, Inc.
*
(Diversified Consumer Services) 89 611
UFP Industries, Inc. (Building Products) 58 5,733
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 7 1,460
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 43 804
Ultralife Corp.
*
(Electrical Equipment) 10 45
UMB Financial Corp. (Banks) 66 6,243
UMH Properties, Inc.
*
(Residential REITs) 70 1,237
UniFirst Corp. (Commercial Services & Supplies) 15 2,677
Unisys Corp.
*
(IT Services) 64 254
United Bankshares, Inc. (Banks) 129 4,423
United Community Banks, Inc. (Banks) 117 3,230
United Fire Group, Inc. (Insurance) 20 553
United Homes Group, Inc.
*
(Household Durables) 8 16
United Insurance Holdings Corp.
*
(Insurance) 24 274
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 57 1,522
United States Lime & Minerals, Inc. (Construction
Materials) 10 935
Uniti Group, Inc. (Specialized REITs) 237 1,166
Unitil Corp. (Multi-Utilities) 16 939
Unity Bancorp, Inc.
*
(Banks) 7 290
Universal Corp.
*
(Tobacco) 23 1,341
Universal Health Realty Income Trust (Health Care
REITs) 13 497
Universal Insurance Holdings, Inc.
*
(Insurance) 23 558
Universal Logistics Holdings, Inc.
*
(Ground
Transportation) 7 152
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 45 1,263
Univest Financial Corp.
*
(Banks) 28 827
Upbound Group, Inc. (Specialty Retail) 52 1,035
Upstart Holdings, Inc.
*
(Consumer Finance) 78 3,729
Upstream Bio, Inc.
*
(Biotechnology) 17 157
Upwork, Inc.
*
(Professional Services) 121 1,591
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 401 2,105
Urban Edge Properties (Retail REITs) 123 2,223
Urban Outfitters, Inc.
*
(Specialty Retail) 62 3,272
Ur-Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 345 260
UroGen Pharma, Ltd.
*
(Biotechnology) 38 442
USANA Health Sciences, Inc.
*
(Personal Care Products) 11 309
USCB Financial Holdings, Inc.
*
(Banks) 10 170
Utah Medical Products, Inc.
*
(Health Care Equipment &
Supplies) 3 155
Utz Brands, Inc. (Food Products) 64 851
V2X, Inc.
*
(Aerospace & Defense) 16 796
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 102 334
Valaris, Ltd.
*
(Energy Equipment & Services) 60 1,939
Valhi, Inc.
*
(Chemicals) 2 34
Valley National Bancorp (Banks) 462 3,973
Value Line, Inc.
*
(Capital Markets) 1 41
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 56 253
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 38 316

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks (71.8%), continued
Shares Value
Varonis Systems, Inc.
*
(Software) 107 $ 4,584
Vaxcyte, Inc.
*
(Biotechnology) 121 4,337
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 54 1,010
Velocity Financial, Inc.
*
(Financial Services) 9 161
Ventyx Biosciences, Inc.
*
(Pharmaceuticals) 59 78
Vera Bradley, Inc.
*
(Textiles, Apparel & Luxury Goods) 23 45
Vera Therapeutics, Inc.
*
(Biotechnology) 44 1,028
Veracyte, Inc.
*
(Biotechnology) 76 2,318
Verastem, Inc.
*
(Biotechnology) 38 285
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 3 10
Vericel Corp.
*
(Biotechnology) 48 1,825
Verint Systems, Inc.
*
(Software) 60 1,058
Veritex Holdings, Inc. (Banks) 51 1,187
Verra Mobility Corp.
*
- Class A (Professional Services) 161 3,510
Verrica Pharmaceuticals, Inc.
*
(Pharmaceuticals) 39 18
Vertex, Inc.
*
- Class A (Software) 54 2,162
Veru, Inc.
*
(Personal Care Products) 129 70
Verve Therapeutics, Inc.
*
(Biotechnology) 69 391
Viad Corp.
*
(Commercial Services & Supplies) 20 586
Viant Technology, Inc.
*
- Class A (Software) 15 215
Viasat, Inc.
*
(Communications Equipment) 121 1,122
Viavi Solutions, Inc.
*
(Communications Equipment) 215 2,275
Vicor Corp.
*
(Electrical Equipment) 22 878
Victoria's Secret & Co.
*
(Specialty Retail) 76 1,429
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 40 2,292
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 33 233
Village Super Market, Inc.
*
- Class A (Consumer Staples
Distribution & Retail) 8 295
Vimeo, Inc.
*
(Interactive Media & Services) 142 716
Vir Biotechnology, Inc.
*
(Biotechnology) 88 539
Virco Mfg. Corp.
*
(Commercial Services & Supplies) 11 101
Virgin Galactic Holdings, Inc.
*
(Aerospace & Defense) 26 75
Virginia National Bankshares Corp.
*
(Banks) 5 184
Viridian Therapeutics, Inc.
*
(Biotechnology) 73 989
VirTra, Inc.
*
(Aerospace & Defense) 11 51
Virtus Investment Partners, Inc. (Capital Markets) 6 922
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 121 1,572
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 12 299
Visteon Corp.
*
(Automobile Components) 27 2,138
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 28 397
Vital Farms, Inc.
*
(Food Products) 33 1,130
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels) 25 511
Vivid Seats, Inc.
*
- Class A (Entertainment) 75 211
Voyager Therapeutics, Inc.
*
(Biotechnology) 45 160
VSE Corp. (Commercial Services & Supplies) 17 1,947
W&T Offshore, Inc.
*
(Oil, Gas & Consumable Fuels) 96 110
Wabash National Corp. (Machinery) 42 290
WaFd, Inc.
*
(Banks) 19 524
Waldencast PLC
*
- Class A (Personal Care Products) 24 65
Walker & Dunlop, Inc. (Financial Services) 31 2,373
Warby Parker, Inc.
*
- Class A (Specialty Retail) 86 1,420
Warrior Met Coal, Inc. (Metals & Mining) 51 2,439
Washington Federal, Inc. (Banks) 79 2,254
Waterstone Financial, Inc. (Financial Services) 16 194
Watts Water Technologies, Inc. - Class A (Machinery) 27 5,609
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 94 726
Waystar Holding Corp.
*
(Health Care Technology) 77 2,862
WD-40 Co. (Household Products) 13 2,968
Weave Communications, Inc.
*
(Software) 39 413
Common Stocks (71.8%), continued
Shares Value
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 15 $ 135
Weis Markets, Inc.
*
(Consumer Staples Distribution &
Retail) 16 1,376
Werewolf Therapeutics, Inc.
*
(Biotechnology) 31 28
Werner Enterprises, Inc. (Ground Transportation) 60 1,480
WesBanco, Inc. (Banks) 84 2,502
West Bancorp, Inc.
*
(Banks) 16 310
Westamerica Bancorp
*
(Banks) 25 1,211
Westrock Coffee Co.
*
(Food Products) 35 203
Weyco Group, Inc.
*
(Distributors) 6 179
Wheels Up Experience, Inc.
*
(Passenger Airlines) 87 100
Whitestone REIT (Retail REITs) 48 626
WideOpenWest, Inc.
*
(Media) 49 215
Willdan Group, Inc.
*
(Professional Services) 12 470
Willis Lease Finance Corp. (Trading Companies &
Distributors) 3 464
Winmark Corp. (Specialty Retail) 3 1,080
Winnebago Industries, Inc. (Automobiles) 27 859
WisdomTree, Inc. (Capital Markets) 131 1,140
WK Kellogg Co. (Food Products) 64 1,148
WM Technology, Inc.
*
(Software) 84 108
WNS Holdings, Ltd.
*
(Professional Services) 42 2,542
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 77 1,005
Workiva, Inc.
*
(Software) 50 3,764
World Acceptance Corp.
*
(Consumer Finance) 3 387
World Kinect Corp. (Oil, Gas & Consumable Fuels) 56 1,405
Worthington Enterprises, Inc. (Household Durables) 31 1,570
Worthington Steel, Inc. (Metals & Mining) 32 821
WSFS Financial Corp. (Banks) 57 2,938
X4 Pharmaceuticals, Inc.
*
(Biotech & Pharma) 6 26
XBiotech, Inc.
*
(Biotechnology) 19 58
Xencor, Inc.
*
(Biotechnology) 66 727
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 99 1,057
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 137 626
Xerox Holdings Corp. (Technology Hardware, Storage
& Peripherals) 113 498
XOMA Royalty Corp.
*
(Biotechnology) 8 192
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 43 1,103
XPEL, Inc.
*
(Automobile Components) 25 716
Xperi, Inc.
*
(Software) 44 325
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 24 201
Yelp, Inc.
*
(Interactive Media & Services) 62 2,175
Yext, Inc.
*
(Software) 104 707
Y-mAbs Therapeutics, Inc.
*
(Biotechnology) 36 153
Zenas Biopharma, Inc.
*
(Biotechnology) 15 174
Zentalis Pharmaceuticals, Inc.
*
(Biotechnology) 56 80
Zeta Global Holdings Corp.
*
- Class A (Software) 174 2,272
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 52 381
Ziff Davis, Inc.
*
(Interactive Media & Services) 41 1,211
Zimvie, Inc.
*
(Health Care Equipment & Supplies) 27 245
ZipRecruiter, Inc.
*
(Interactive Media & Services) 69 356
Zspace, Inc.
*
(Software) 2 17
Zumiez, Inc.
*
(Specialty Retail) 15 176
Zura Bio, Ltd.
*
(Biotechnology) 49 75
Zurn Elkay Water Solutions Corp. (Building Products) 140 4,754
Zymeworks, Inc.
*
(Biotechnology) 53 690
Zynex, Inc.
*
(Health Care Equipment & Supplies) 15 25
TOTAL COMMON STOCKS
  (Cost $1,427,748) 2,268,471

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap ProFund
Rights ( 0 .0% )
Shares Value
Cartesian Therapeutics, Inc.
*†CVR
(Health Care) 98 –
Chinook Therapeutics
*†CVR
(Health Care) 56 –
TOTAL RIGHTS
  (Cost $–) –
Trust ( 0.0% )
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*†
(Metals & Mining) 290 $ –
TOTAL TRUST
(Cost $–) $ –
Repurchase Agreements
(c) (d)
( 21 .3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $671,079 $ 671,000 671,000
TOTAL REPURCHASE AGREEMENTS
(Cost $671,000) 671,000
Collateral for Securities Loaned
(e)
( 0 .6% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(f)
19,602 19,602
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $19,602) 19,602
TOTAL INVESTMENT SECURITIES
  (Cost $2,118,350)— 93.7% $ 2,959,073
Net other assets (liabilities) — 6 .3% 198,292
NET ASSETS — 100.0% $ 3,157,365
*
Non-income producing security.
†
These securities were fair valued based on procedures approved by the Board of
Trustees. As of April 30, 2025, these securities represented 0.0% of the net assets of the Fund.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $18,720.
(b)
Number of shares is less than 0.50.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $53,000.
(e)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index Futures Contracts 4 6/23/25 $ 393,960 $ (13,867)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 5/27/25 4.88% $ 447,819 $ 12,827
Russell 2000 Index UBS AG 5/27/25 5.03% 45,175 (39)
$492,994 $12,788
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Small-Cap ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 37,526 1.2%
Air Freight & Logistics 2,390 0.1%
Asset Management 54
NM
Automobile Components 24,816 0.8%
Automobiles 891 0.1%
Banks 243,088 7.7%
Beverages 9,028 0.3%
Biotech & Pharma 33
NM
Biotechnology 199,335 6.3%
Broadline Retail 702
NM
Building Products 32,136 1.0%
Capital Markets 41,243 1.3%
Chemicals 35,915 1.1%
Commercial Services & Supplies 45,013 1.4%
Communications Equipment 14,140 0.4%
Construction & Engineering 38,701 1.2%
Construction Materials 6,191 0.2%
Consumer Finance 21,955 0.7%
Consumer Staples Distribution & Retail 27,904 0.9%
Containers & Packaging 5,493 0.2%
Distributors 882
NM
Diversified Consumer Services 28,738 0.9%
Diversified Telecommunication Services 11,783 0.4%
Electric Utilities 21,051 0.7%
Electrical Equipment 27,813 0.9%
Electronic Equipment, Instruments & Components 68,302 2.2%
Energy Equipment & Services 38,318 1.2%
Entertainment 12,249 0.4%
Equity REIT - Diversified 15,313 0.5%
Financial Services 66,908 2.1%
Food Products 23,074 0.7%
Gas & Water Utilities 4,380 0.1%
Gas Utilities 22,281 0.7%
Ground Transportation 8,054 0.3%
Health Care Equipment & Supplies 62,582 2.0%
Health Care Providers & Services 69,535 2.2%
Health Care REITs 21,071 0.7%
Health Care Technology 10,051 0.3%
Hotel & Resort REITs 15,021 0.5%
Hotels, Restaurants & Leisure 44,264 1.4%
Household Durables 44,791 1.4%
Household Products 7,063 0.2%
Independent Power/Renewable Electricity Producers 4,220 0.1%
Industrial Conglomerates 656
NM
Industrial REITs 9,855 0.3%
Institutional Financial Services 116
NM
Insurance 52,437 1.7%
Interactive Media & Services 12,355 0.4%
IT Services 10,860 0.3%
Leisure Products 8,033 0.3%
Life Sciences Tools & Services 5,341 0.2%
Machinery 87,353 2.8%
Marine Transportation 5,825 0.2%
Media 16,467 0.5%
Medical Equipment & Devices 74
NM
Metals & Mining 39,849 1.3%
Mortgage REITs 22,031 0.7%
Multi-Utilities 11,888 0.4%
Office REITs 14,613 0.4%
Oil & Gas Producers 184
NM
Oil & Gas Services & Equipment 367
NM
Oil, Gas & Consumable Fuels 61,640 2.0%
Paper & Forest Products 2,457 0.1%
Value
% of Net
Assets
Passenger Airlines $ 8,905 0.3%
Personal Care Products 5,771 0.2%
Pharmaceuticals 41,505 1.3%
Professional Services 52,177 1.6%
Real Estate Management & Development 15,290 0.5%
Residential REITs 11,122 0.3%
Retail REITs 29,522 1.0%
Semiconductors & Semiconductor Equipment 46,377 1.5%
Software 137,274 4.3%
Specialized REITs 10,430 0.3%
Specialty Retail 44,524 1.4%
Technology Hardware, Storage & Peripherals 8,523 0.3%
Telecommunications 923
NM
Textiles, Apparel & Luxury Goods 9,980 0.3%
Tobacco 2,436 0.1%
Trading Companies & Distributors 51,030 1.6%
Transportation & Logistics 1,369
NM
Transportation Infrastructure 117
NM
Water Utilities 10,155 0.3%
Wireless Telecommunication Services 4,342 0.1%
Other
**
888,894 28 .2%
Total $ 3,157,365 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap Value ProFund
Common Stocks ( 99.4% )
Shares Value
A10 Networks, Inc.
*
(Software) 111 $ 1,829
AAR Corp.
*
(Aerospace & Defense) 131 7,003
ABM Industries, Inc. (Commercial Services & Supplies) 234 11,404
Academy Sports & Outdoors, Inc. (Specialty Retail) 260 9,797
ACADIA Pharmaceuticals, Inc. (Biotechnology) 143 2,088
Acadia Realty Trust (Retail REITs) 140 2,674
Acushnet Holdings Corp. (Leisure Products) 44 2,914
AdaptHealth Corp.
*
(Health Care Providers & Services) 400 3,404
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 26 2,718
Adeia, Inc. (Software) 258 3,176
Adient PLC
*
(Automobile Components) 315 3,985
Advance Auto Parts, Inc. (Specialty Retail) 222 7,264
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 71 6,916
AdvanSix, Inc. (Chemicals) 100 2,142
Air Lease Corp. (Trading Companies & Distributors) 389 18,190
Alamo Group, Inc. (Machinery) 22 3,674
Alarm.com Holdings, Inc.
*
(Software) 74 3,966
Albany International Corp. (Machinery) 58 3,814
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 273 4,690
Alkermes PLC
*
(Biotechnology) 218 6,272
Allegiant Travel Co. (Passenger Airlines) 53 2,487
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 47 885
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 15 1,820
Amentum Holdings, Inc.
*
(Technology Services) 539 11,761
American Assets Trust, Inc. (Equity REIT - Diversified) 72 1,349
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 442 1,688
American Eagle Outfitters, Inc. (Specialty Retail) 655 6,897
American States Water Co. (Water Utilities) 70 5,678
American Woodmark Corp.
*
(Building Products) 55 3,245
Ameris Bancorp (Banks) 126 7,384
AMERISAFE, Inc. (Insurance) 39 1,813
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 143 2,921
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 51 1,245
Angi, Inc.
*
(Interactive Media & Services) 165 1,891
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 479 4,488
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 426 5,014
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 706 8,140
ArcBest Corp. (Ground Transportation) 87 5,091
Arcosa, Inc. (Construction & Engineering) 66 5,285
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 163 1,602
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 108 731
ARMOUR Residential REIT, Inc. (Mortgage REITs) 286 4,710
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 288 4,000
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 135 4,992
Asbury Automotive Group, Inc.
*
(Specialty Retail) 72 15,705
Assured Guaranty, Ltd. (Insurance) 91 7,983
Astec Industries, Inc. (Machinery) 86 3,116
Atlantic Union Bankshares Corp. (Banks) 486 13,463
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 173 2,171
Avista Corp. (Multi-Utilities) 296 12,276
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 49 2,400
Azenta, Inc.
*
(Life Sciences Tools & Services) 87 2,291
B&G Foods, Inc. (Food Products) 299 2,060
Banc of California, Inc. (Banks) 517 6,969
Bank of Hawaii Corp. (Banks) 80 5,289
BankUnited, Inc. (Banks) 150 4,907
Common Stocks (99.4%), continued
Shares Value
Banner Corp. (Banks) 62 $ 3,791
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 58 1,887
Berkshire Hills Bancorp, Inc. (Banks) 171 4,246
BGC Group, Inc. - Class A (Capital Markets) 630 5,708
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 86 2,863
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 643 12,250
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 285 2,286
Boise Cascade Co. (Trading Companies & Distributors) 143 13,339
BorgWarner, Inc. (Automobile Components) 819 23,244
Brady Corp. - Class A (Commercial Services & Supplies) 59 4,147
Brandywine Realty Trust (Office REITs) 648 2,566
Bread Financial Holdings, Inc. (Consumer Finance) 183 8,683
Bristow Group, Inc.
*
(Energy Equipment & Services) 92 2,672
Brookline Bancorp, Inc. (Banks) 335 3,497
Cable One, Inc. (Media) 17 4,544
Caleres, Inc. (Specialty Retail) 126 1,920
California Resources Corp. (Oil, Gas & Consumable
Fuels) 267 9,213
California Water Service Group (Water Utilities) 223 11,294
Calix, Inc.
*
(Communications Equipment) 132 5,400
Capitol Federal Financial, Inc. (Banks) 460 2,608
CareTrust REIT, Inc. (Health Care REITs) 357 10,449
Cars.com, Inc.
*
(Interactive Media & Services) 125 1,455
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 134 4,428
Cathay General Bancorp (Banks) 132 5,503
Celanese Corp. (Chemicals) 408 18,160
Centerspace (Residential REITs) 27 1,630
Central Garden & Pet Co.
*
(Household Products) 34 1,141
Central Garden & Pet Co.
*
- Class A (Household
Products) 188 5,559
Central Pacific Financial Corp. (Banks) 38 976
Century Communities, Inc. (Household Durables) 103 5,618
Certara, Inc.
*
(Health Care Technology) 409 5,669
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 45 1,179
Chesapeake Utilities Corp. (Gas Utilities) 37 4,872
Clearway Energy, Inc. - Class A (Independent Power/
Renewable Electricity Producers) 130 3,556
Clearway Energy, Inc. - Class C (Independent Power/
Renewable Electricity Producers) 310 9,095
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 174 2,784
Community Financial System, Inc. (Banks) 70 3,821
Comstock Resources, Inc. (Oil, Gas & Consumable
Fuels) 166 3,033
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 239 5,198
CONMED Corp. (Health Care Equipment & Supplies) 116 5,697
Core Laboratories, Inc. (Energy Equipment & Services) 92 1,046
CoreCivic, Inc.
*
(Commercial Services & Supplies) 193 4,370
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 170 1,204
Cracker Barrel Old Country Store, Inc. (Hotels,
Restaurants & Leisure) 83 3,544
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 685 5,672
CSG Systems International, Inc. (Professional Services) 50 3,007
CTS Corp. (Electronic Equipment, Instruments &
Components) 44 1,676
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 861 8,068
Customers Bancorp, Inc.
*
(Banks) 109 5,450
CVB Financial Corp. (Banks) 292 5,414
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 129 2,433

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Value ProFund
Common Stocks (99.4%), continued
Shares Value
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 393 $ 1,458
Dana, Inc. (Automobile Components) 483 6,636
Deluxe Corp. (Commercial Services & Supplies) 166 2,424
Digi International, Inc.
*
(Communications Equipment) 56 1,523
Dime Community Bancshares, Inc. (Banks) 146 3,751
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 172 6,605
DNOW, Inc.
*
(Trading Companies & Distributors) 170 2,698
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 57 2,747
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 136 2,913
DoubleVerify Holdings, Inc.
*
(Software) 232 3,076
Douglas Emmett, Inc. (Office REITs) 263 3,637
DXC Technology Co.
*
(IT Services) 678 10,522
Dynavax Technologies Corp.
*
(Biotechnology) 272 3,196
Eagle Bancorp, Inc. (Banks) 113 2,028
Easterly Government Properties, Inc. (Office REITs) 149 3,001
Edgewell Personal Care Co. (Personal Care Products) 180 5,499
Element Solutions, Inc. (Chemicals) 450 9,185
Ellington Financial, Inc. (Mortgage REITs) 339 4,417
Elme Communities (Residential REITs) 135 2,102
Embecta Corp. (Health Care Equipment & Supplies) 218 2,657
Employers Holdings, Inc. (Insurance) 43 2,089
Enact Holdings, Inc.
*
(Financial Services) 85 3,042
Encore Capital Group, Inc.
*
(Consumer Finance) 89 3,062
Energizer Holdings, Inc. (Household Products) 142 3,840
Enovis Corp.
*
(Health Care Equipment & Supplies) 214 7,402
Enpro, Inc. (Machinery) 30 4,482
Enviri Corp.
*
(Commercial Services & Supplies) 302 2,075
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 51 3,180
Ethan Allen Interiors, Inc. (Household Durables) 86 2,445
Etsy, Inc.
*
(Broadline Retail) 216 9,391
EVERTEC, Inc. (Financial Services) 83 2,817
Everus Contruction Group, Inc.
*
(Construction &
Engineering) 99 3,984
eXp World Holdings, Inc. (Real Estate Management &
Development) 317 2,904
Extreme Networks, Inc.
*
(Communications Equipment) 260 3,422
EZCORP, Inc.
*
- Class A (Consumer Finance) 197 3,225
FB Financial Corp. (Banks) 71 3,022
First Bancorp (Banks) 238 4,674
First Bancorp (Banks) 154 6,231
First Commonwealth Financial Corp. (Banks) 202 3,095
First Financial Bancorp (Banks) 190 4,399
First Hawaiian, Inc. (Banks) 271 6,195
FMC Corp. (Chemicals) 467 19,576
Foot Locker, Inc. (Specialty Retail) 310 3,804
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 159 4,474
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 337 2,100
Forward Air Corp. (Air Freight & Logistics) 47 692
Four Corners Property Trust, Inc. (Specialized REITs) 171 4,779
Fox Factory Holding Corp.
*
(Automobile Components) 156 3,168
Franklin BSP Reality Trust, Inc. (Mortgage REITs) 312 3,551
Franklin Electric Co., Inc. (Machinery) 56 4,758
Fresh Del Monte Produce, Inc. (Food Products) 126 4,286
Fulton Financial Corp. (Banks) 362 6,038
Gates Industrial Corp. PLC
*
(Machinery) 290 5,487
Gentherm, Inc.
*
(Automobile Components) 116 3,017
Genworth Financial, Inc.
*
(Insurance) 1,598 10,962
Getty Realty Corp. (Retail REITs) 108 3,023
Gibraltar Industries, Inc.
*
(Building Products) 114 6,036
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 144 3,632
Common Stocks (99.4%), continued
Shares Value
Global Net Lease, Inc. (Equity REIT - Diversified) 743 $ 5,610
GMS, Inc.
*
(Trading Companies & Distributors) 51 3,736
Gogo, Inc.
*
(Wireless Telecommunication Services) 122 924
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 77 1,979
Grid Dynamics Holdings, Inc.
*
(IT Services) 79 1,119
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 365 6,128
Group 1 Automotive, Inc. (Specialty Retail) 25 10,091
Guess?, Inc. (Specialty Retail) 103 1,159
H.B. Fuller Co. (Chemicals) 204 11,024
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 205 5,121
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 623 2,860
Hanmi Financial Corp. (Banks) 112 2,561
Harmonic, Inc.
*
(Communications Equipment) 217 1,949
Hayward Holdings, Inc.
*
(Building Products) 533 7,105
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 276 3,922
HealthStream, Inc. (Health Care Technology) 38 1,278
Heartland Express, Inc. (Ground Transportation) 163 1,239
Heidrick & Struggles International, Inc. (Professional
Services) 35 1,366
Helen of Troy, Ltd.
*
(Household Durables) 86 2,396
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 232 1,413
Helmerich & Payne, Inc. (Energy Equipment & Services) 156 2,947
Heritage Financial Corp. (Banks) 127 2,898
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 461 3,144
Highwoods Properties, Inc. (Office REITs) 156 4,437
Hillenbrand, Inc. (Machinery) 264 5,341
Hilltop Holdings, Inc. (Banks) 171 5,050
HNI Corp. (Commercial Services & Supplies) 86 3,638
Hope Bancorp, Inc. (Banks) 475 4,736
Horace Mann Educators Corp. (Insurance) 152 6,314
Hub Group, Inc. - Class A (Air Freight & Logistics) 227 7,171
IAC Inc.
*
(Interactive Media & Services) 265 9,260
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 128 2,532
Independent Bank Corp. (Banks) 159 9,395
Ingevity Corp.
*
(Chemicals) 66 2,177
Innospec, Inc. (Chemicals) 47 4,206
Innovative Industrial Properties, Inc. (Industrial REITs) 34 1,847
Innovex International, Inc.
*
(Energy Equipment &
Services) 145 2,190
Innoviva, Inc.
*
(Pharmaceuticals) 94 1,757
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 103 14,242
Insteel Industries, Inc. (Building Products) 72 2,442
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 249 4,081
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 65 2,207
J & J Snack Foods Corp. (Food Products) 26 3,369
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 70 1,823
Jackson Financial, Inc. - Class A (Financial Services) 276 21,503
JBG SMITH Properties (Office REITs) 315 4,404
JetBlue Airways Corp.
*
(Passenger Airlines) 1,138 4,962
John B. Sanfilippo & Son, Inc. (Food Products) 34 2,253
John Bean Technologies Corp. (Machinery) 100 10,525
John Wiley & Sons, Inc. - Class A (Media) 62 2,706
Kaiser Aluminum Corp. (Metals & Mining) 59 3,803
Kennametal, Inc. (Machinery) 291 5,668
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 281 1,798

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap Value ProFund
Common Stocks (99.4%), continued
Shares Value
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 218 $ 2,017
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 328 5,163
Kohl's Corp.
(a)
(Broadline Retail) 418 2,801
Koppers Holdings, Inc. (Chemicals) 76 1,905
Korn Ferry (Professional Services) 72 4,442
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 240 8,108
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 199 6,414
Lakeland Financial Corp. (Banks) 43 2,394
La-Z-Boy, Inc. (Household Durables) 154 6,083
LCI Industries (Automobile Components) 95 7,323
Leggett & Platt, Inc. (Household Durables) 504 4,848
Lexington Realty Trust (Industrial REITs) 1,108 8,742
LGI Homes, Inc.
*
(Household Durables) 77 4,205
Liberty Energy, Inc. (Energy Equipment & Services) 274 3,151
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 32 3,516
Lincoln National Corp. (Insurance) 636 20,270
Lindsay Corp. (Machinery) 22 2,839
LiveRamp Holdings, Inc.
*
(Software) 118 3,087
LTC Properties, Inc. (Health Care REITs) 90 3,228
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 1,863 6,595
M/I Homes, Inc.
*
(Household Durables) 47 5,014
Mack-Cali Realty Corp.
*
(Residential REITs) 172 2,669
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 258 5,297
Marcus & Millichap, Inc. (Real Estate Management &
Development) 90 2,736
MarineMax, Inc.
*
(Specialty Retail) 75 1,610
Marten Transport, Ltd. (Ground Transportation) 217 2,786
Masterbrand, Inc.
*
(Building Products) 477 5,796
Materion Corp. (Metals & Mining) 78 6,474
Matson, Inc. (Marine Transportation) 44 4,800
Matthews International Corp.
*
- Class A (Commercial
Services & Supplies) 117 2,393
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 290 2,897
MDU Resources Group, Inc. (Construction &
Engineering) 762 13,060
Medical Properties Trust, Inc.
(a)
(Health Care REITs) 2,247 12,404
Mednax, Inc.
*
(Health Care Providers & Services) 316 4,070
Mercury Systems, Inc.
*
(Aerospace & Defense) 189 9,451
Meritage Homes Corp. (Household Durables) 272 18,534
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 7 807
MGE Energy, Inc. (Electric Utilities) 50 4,521
MGP Ingredients, Inc. (Beverages) 52 1,532
Middlesex Water Co. (Water Utilities) 33 2,083
MillerKnoll, Inc. (Commercial Services & Supplies) 256 4,198
Millrose Properties Inc
*
(Specialized REITs) 449 11,244
Minerals Technologies, Inc. (Chemicals) 119 6,139
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 186 1,276
Moelis & Co. - Class A (Capital Markets) 130 6,966
Monro, Inc. (Specialty Retail) 113 1,575
MP Materials Corp.
*
(Metals & Mining) 254 6,213
Mr. Cooper Group, Inc.
*
(Financial Services) 238 28,325
MYR Group, Inc.
*
(Construction & Engineering) 26 3,180
Myriad Genetics, Inc.
*
(Biotechnology) 342 2,534
N-able, Inc.
*
(Software) 149 1,052
National Bank Holdings Corp. - Class A (Banks) 78 2,820
National Beverage Corp. (Beverages) 42 1,865
National HealthCare Corp. (Health Care Providers &
Services) 17 1,606
National Presto Industries, Inc. (Aerospace & Defense) 19 1,603
Common Stocks (99.4%), continued
Shares Value
National Vision Holdings, Inc.
*
(Specialty Retail) 294 $ 3,631
Navient Corp. (Consumer Finance) 278 3,442
NBT Bancorp, Inc. (Banks) 99 4,192
NCR Atleos Corp.
*
(Financial Services) 151 4,216
NCR Voyix Corp.
*
(Software) 547 4,688
Neogen Corp.
*
(Health Care Equipment & Supplies) 740 3,737
NeoGenomics, Inc.
*
(Health Care Providers & Services) 266 1,701
NetScout Systems, Inc.
*
(Communications Equipment) 270 5,674
New York Mortgage Trust, Inc. (Mortgage REITs) 341 2,000
Newell Brands, Inc. (Household Durables) 1,558 7,447
Northwest Bancshares, Inc. (Banks) 478 5,903
Northwest Natural Holding Co. (Gas Utilities) 149 6,422
NV5 Global, Inc.
*
(Professional Services) 197 3,654
OFG Bancorp (Banks) 69 2,715
O-I Glass, Inc.
*
(Containers & Packaging) 577 7,305
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 172 5,377
Organon & Co. (Pharmaceuticals) 964 12,464
Otter Tail Corp. (Electric Utilities) 86 6,827
Owens & Minor, Inc.
*
(Health Care Providers &
Services) 277 1,956
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 54 2,624
Pacific Premier Bancorp, Inc. (Banks) 361 7,343
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 172 4,627
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 123 4,247
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 209 2,993
Park National Corp. (Banks) 19 2,852
Patrick Industries, Inc. (Automobile Components) 65 5,004
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 1,317 7,427
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 45 2,792
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 455 5,615
Pebblebrook Hotel Trust (Hotel & Resort REITs) 225 2,036
PENN Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 559 8,507
PennyMac Mortgage Investment Trust (Mortgage REITs) 326 4,186
Perdoceo Education Corp. (Diversified Consumer
Services) 109 2,738
Phillips Edison & Co., Inc. (Retail REITs) 262 9,091
Phinia, Inc. (Automobile Components) 75 3,011
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 137 2,503
Pitney Bowes, Inc. (Commercial Services & Supplies) 315 2,734
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 32 3,918
PRA Group, Inc.
*
(Consumer Finance) 148 2,708
Premier, Inc. - Class A (Health Care Providers &
Services) 341 6,939
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 74 6,011
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 93 9,438
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 120 2,818
ProAssurance Corp.
*
(Insurance) 191 4,433
Progyny, Inc.
*
(Health Care Providers & Services) 140 3,198
ProPetro Holding Corp.
*
(Energy Equipment & Services) 300 1,494
Proto Labs, Inc.
*
(Machinery) 92 3,235
Provident Financial Services, Inc. (Banks) 487 7,972
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 350 25,084
Quaker Chemical Corp. (Chemicals) 50 5,297
Quanex Building Products Corp. (Building Products) 178 2,926

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Value ProFund
Common Stocks (99.4%), continued
Shares Value
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 247 $ 6,864
Radian Group, Inc. (Financial Services) 299 9,550
Ready Capital Corp. (Mortgage REITs) 632 2,812
Redwood Trust, Inc. (Mortgage REITs) 497 3,086
Renasant Corp. (Banks) 345 11,064
Resideo Technologies, Inc.
*
(Building Products) 552 9,262
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 57 2,264
Robert Half, Inc. (Professional Services) 376 16,657
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 63 3,894
RPC, Inc.
*
(Energy Equipment & Services) 149 705
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 89 4,538
RXO, Inc.
*
(Ground Transportation) 281 3,959
S&T Bancorp, Inc. (Banks) 66 2,405
Safehold, Inc. (Specialized REITs) 171 2,693
Safety Insurance Group, Inc. (Insurance) 55 4,208
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 383 3,118
Sandisk Corp.
*
(Semiconductors) 430 13,807
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 106 8,140
Saul Centers, Inc. (Retail REITs) 21 687
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 81 2,672
Schneider National, Inc. - Class B (Ground
Transportation) 177 3,804
Scholastic Corp. (Media) 94 1,695
Schrodinger, Inc.
*
(Health Care Technology) 98 2,512
Seacoast Banking Corp. of Florida (Banks) 317 7,516
Sealed Air Corp. (Containers & Packaging) 332 9,150
Select Medical Holdings Corp. (Health Care Providers
& Services) 390 7,114
Sensient Technologies Corp. (Chemicals) 75 7,046
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 173 1,927
Shoe Carnival, Inc. (Specialty Retail) 67 1,164
Shutterstock, Inc. (Interactive Media & Services) 91 1,452
Signet Jewelers, Ltd. (Specialty Retail) 162 9,607
Simmons First National Corp. - Class A (Banks) 469 8,752
Simulations Plus, Inc. (Health Care Technology) 27 927
SiriusPoint, Ltd.
*
(Insurance) 346 5,813
SITE Centers Corp. (Retail REITs) 179 2,119
SJW Group (Water Utilities) 113 6,411
SL Green Realty Corp. (Office REITs) 79 4,156
SM Energy Co. (Oil, Gas & Consumable Fuels) 215 4,900
SMART Global Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 200 3,414
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 152 1,860
Sonic Automotive, Inc. - Class A (Specialty Retail) 54 3,279
Sonos, Inc.
*
(Household Durables) 447 4,117
Southside Bancshares, Inc. (Banks) 107 3,016
SpartanNash Co. (Consumer Staples Distribution &
Retail) 127 2,520
Sprinklr, Inc.
*
- Class A (Software) 261 2,007
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 80 1,461
Standard Motor Products, Inc. (Automobile Components) 77 2,087
Standex International Corp. (Machinery) 16 2,263
Stellar Bancorp, Inc. (Banks) 178 4,443
Stepan Co. (Chemicals) 79 3,994
StepStone Group, Inc. - Class A (Capital Markets) 106 5,301
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 92 1,932
Common Stocks (99.4%), continued
Shares Value
Stewart Information Services Corp. (Insurance) 105 $ 6,875
StoneX Group, Inc.
*
(Capital Markets) 75 6,642
Strategic Education, Inc. (Diversified Consumer
Services) 91 7,424
Sturm Ruger & Co., Inc. (Leisure Products) 62 2,521
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 208 847
Sun Country Airlines Holdings, Inc.
*
(Passenger Airlines) 148 1,450
SunCoke Energy, Inc. (Metals & Mining) 317 2,872
Sunrun, Inc.
*
(Electrical Equipment) 841 5,795
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 101 3,280
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 466 3,206
Tanger, Inc. (Retail REITs) 136 4,285
TechTarget, Inc.
*
(Media) 56 446
TEGNA, Inc. (Media) 603 9,786
Teleflex, Inc. (Health Care Equipment & Supplies) 173 23,710
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 365 13,683
Tennant Co. (Machinery) 70 5,051
Teradata Corp.
*
(Software) 234 5,032
Terreno Realty Corp. (Industrial REITs) 189 10,646
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 120 4,525
The Buckle, Inc. (Specialty Retail) 55 1,912
The Cheesecake Factory, Inc.
(a)
(Hotels, Restaurants &
Leisure) 59 2,972
The Chemours Co.
*
(Chemicals) 558 6,908
The Macerich Co. (Retail REITs) 315 4,618
The Simply Good Foods Co.
*
(Food Products) 185 6,681
Thryv Holdings, Inc.
*
(Media) 96 1,315
TimkenSteel Corp.
*
(Metals & Mining) 141 1,784
Titan International, Inc.
*
(Machinery) 181 1,330
Tompkins Financial Corp. (Banks) 29 1,728
Tootsie Roll Industries, Inc. (Food Products) 27 864
Topgolf Callaway Brands Corp.
*
(Leisure Products) 531 3,510
TreeHouse Foods, Inc.
*
(Food Products) 169 3,936
Tri Pointe Homes, Inc.
*
(Household Durables) 171 5,258
TripAdvisor, Inc.
*
(Interactive Media & Services) 136 1,693
Triumph Financial, Inc.
*
(Banks) 32 1,709
Triumph Group, Inc.
*
(Aerospace & Defense) 116 2,946
TrustCo Bank Corp. (Banks) 70 2,132
Trustmark Corp. (Banks) 228 7,649
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 183 3,664
Two Harbors Investment Corp. (Mortgage REITs) 388 4,606
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 29 2,062
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 169 3,161
UniFirst Corp. (Commercial Services & Supplies) 31 5,533
United Community Banks, Inc. (Banks) 446 12,315
United Fire Group, Inc. (Insurance) 80 2,214
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 224 5,983
Uniti Group, Inc. (Specialized REITs) 485 2,386
Unitil Corp. (Multi-Utilities) 37 2,170
Universal Corp.
*
(Tobacco) 92 5,361
Universal Health Realty Income Trust (Health Care
REITs) 24 917
Upbound Group, Inc. (Specialty Retail) 191 3,801
Urban Edge Properties (Retail REITs) 188 3,397
Urban Outfitters, Inc.
*
(Specialty Retail) 116 6,122
USANA Health Sciences, Inc.
*
(Personal Care Products) 41 1,152
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 218 4,077
Veritex Holdings, Inc. (Banks) 204 4,749

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Small-Cap Value ProFund
Common Stocks (99.4%), continued
Shares Value
Vestis Corp. (Commercial Services & Supplies) 430 $ 3,767
Viasat, Inc.
*
(Communications Equipment) 321 2,976
Viavi Solutions, Inc.
*
(Communications Equipment) 475 5,026
Vicor Corp.
*
(Electrical Equipment) 38 1,516
Victoria's Secret & Co.
*
(Specialty Retail) 294 5,527
Vir Biotechnology, Inc.
*
(Biotechnology) 347 2,124
Virtus Investment Partners, Inc. (Capital Markets) 15 2,304
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 423 5,495
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 102 1,446
Walker & Dunlop, Inc. (Financial Services) 120 9,185
Washington Federal, Inc. (Banks) 306 8,730
WD-40 Co. (Household Products) 20 4,567
Werner Enterprises, Inc. (Ground Transportation) 231 5,697
Westamerica Bancorp (Banks) 44 2,131
Whitestone REIT (Retail REITs) 85 1,108
WillScot Mobile Mini Holdings Corp.
*
(Biotech &
Pharma) 263 6,607
Winnebago Industries, Inc. (Automobiles) 106 3,373
WK Kellogg Co. (Food Products) 94 1,685
Wolfspeed, Inc.
*(a)
(Semiconductors & Semiconductor
Equipment) 350 1,243
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 97 1,266
World Acceptance Corp.
*
(Consumer Finance) 12 1,549
World Kinect Corp. (Oil, Gas & Consumable Fuels) 217 5,445
Worthington Enterprises, Inc. (Household Durables) 116 5,873
Worthington Steel, Inc. (Metals & Mining) 130 3,336
WSFS Financial Corp. (Banks) 119 6,134
Xencor, Inc.
*
(Biotechnology) 153 1,686
Xerox Holdings Corp. (Technology Hardware, Storage &
Peripherals) 436 1,922
Yelp, Inc.
*
(Interactive Media & Services) 111 3,894
Ziff Davis, Inc.
*
(Interactive Media & Services) 160 4,725
TOTAL COMMON STOCKS
  (Cost $2,071,383) 2,198,757
Collateral for Securities Loaned
(b)
(1.3%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(c)
27,755 27,755
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $27,755) 27,755
TOTAL INVESTMENT SECURITIES
  (Cost $2,099,138)— 100.7% 2,226,512
Net other assets (liabilities) —  (0.7)% (16,186)
NET ASSETS — 100.0% $ 2,210,326
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $26,474.
(b)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
REIT
Real Estate Investment Trust
Small-Cap Value ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 29,111 1.3%
Air Freight & Logistics 7,863 0.4%
Automobile Components 59,163 2.7%
Automobiles 3,373 0.2%
Banks 258,054 11.7%
Beverages 3,397 0.2%
Biotech & Pharma 6,607 0.3%
Biotechnology 21,900 1.0%
Broadline Retail 12,192 0.5%
Building Products 36,812 1.7%
Capital Markets 34,660 1.6%
Chemicals 97,759 4.4%
Commercial Services & Supplies 50,604 2.3%
Communications Equipment 25,970 1.2%
Construction & Engineering 25,509 1.1%
Consumer Finance 22,669 1.0%
Consumer Staples Distribution & Retail 28,595 1.3%
Containers & Packaging 16,455 0.7%
Diversified Consumer Services 11,438 0.5%
Diversified Telecommunication Services 8,522 0.4%
Electric Utilities 11,348 0.5%
Electrical Equipment 7,311 0.3%
Electronic Equipment, Instruments & Components 65,241 3.0%
Energy Equipment & Services 23,045 1.0%
Equity REIT - Diversified 12,380 0.6%
Financial Services 83,759 3.8%
Food Products 25,133 1.1%
Gas Utilities 11,294 0.5%
Ground Transportation 25,720 1.2%
Health Care Equipment & Supplies 63,157 2.8%
Health Care Providers & Services 45,705 2.1%
Health Care REITs 26,998 1.2%
Health Care Technology 10,386 0.5%
Hotel & Resort REITs 7,897 0.4%
Hotels, Restaurants & Leisure 28,221 1.3%
Household Durables 71,838 3.2%
Household Products 15,107 0.7%
Independent Power/Renewable Electricity Producers 12,651 0.6%
Industrial REITs 21,235 1.0%
Insurance 72,974 3.3%
Interactive Media & Services 24,369 1.1%
IT Services 11,641 0.5%
Leisure Products 8,945 0.4%
Life Sciences Tools & Services 6,656 0.3%
Machinery 61,584 2.8%
Marine Transportation 4,800 0.2%
Media 20,492 0.9%
Metals & Mining 26,302 1.2%

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Value ProFund
Value
% of Net
Assets
Mortgage REITs $ 56,263 2.5%
Multi-Utilities 14,445 0.7%
Office REITs 22,201 1.0%
Oil, Gas & Consumable Fuels 56,637 2.6%
Passenger Airlines 8,899 0.4%
Personal Care Products 6,651 0.3%
Pharmaceuticals 32,900 1.5%
Professional Services 29,126 1.3%
Real Estate Management & Development 15,506 0.7%
Residential REITs 6,401 0.3%
Retail REITs 31,003 1.4%
Semiconductors 13,807 0.6%
Semiconductors & Semiconductor Equipment 71,512 3.2%
Software 27,913 1.3%
Specialized REITs 21,102 0.9%
Specialty Retail 97,983 4.4%
Technology Hardware, Storage & Peripherals 3,126 0.1%
Technology Services 11,761 0.5%
Textiles, Apparel & Luxury Goods 16,742 0.8%
Tobacco 5,361 0.2%
Trading Companies & Distributors 42,501 1.9%
Water Utilities 25,467 1.1%
Wireless Telecommunication Services 14,608 0.7%
Other
**
11,569 0.6%
Total $ 2,210,326 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Technology UltraSector ProFund
Common Stocks ( 76.6% )
Shares Value
Accenture PLC - Class A (IT Services) 3,006 $ 899,245
Adobe, Inc.
*
(Software) 2,093 784,833
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 7,786 757,967
Akamai Technologies, Inc.
*
(IT Services) 722 58,179
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 5,821 447,926
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 2,384 464,689
ANSYS, Inc.
*
(Software) 420 135,190
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 27,757 5,898,362
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 3,906 588,673
Arista Networks, Inc.
*
(Communications Equipment) 4,965 408,471
Autodesk, Inc.
*
(Software) 1,033 283,300
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 9,372 1,803,829
Cadence Design Systems, Inc.
*
(Software) 1,318 392,421
CDW Corp. (Electronic Equipment, Instruments &
Components) 640 102,758
Cisco Systems, Inc. (Communications Equipment) 19,142 1,105,067
Cognizant Technology Solutions Corp. - Class A (IT
Services) 2,378 174,949
Corning, Inc. (Electronic Equipment, Instruments &
Components) 3,705 164,428
Crowdstrike Holdings, Inc.
*
- Class A (Software) 1,183 507,353
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 1,499 137,548
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 637 28,404
EPAM Systems, Inc.
*
(IT Services) 273 42,836
F5, Inc.
*
(Communications Equipment) 277 73,333
Fair Isaac Corp.
*
(Software) 117 232,793
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 515 64,797
Fortinet, Inc.
*
(Software) 3,058 317,298
Gartner, Inc.
*
(IT Services) 369 155,379
Gen Digital, Inc. (Software) 2,607 67,443
GoDaddy, Inc.
*
- Class A (IT Services) 679 127,876
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 6,313 102,397
HP, Inc. (Technology Hardware, Storage & Peripherals) 4,507 115,244
Intel Corp. (Semiconductors & Semiconductor
Equipment) 20,811 418,301
International Business Machines Corp. (IT Services) 4,444 1,074,648
Intuit, Inc. (Software) 1,345 843,947
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 526 77,091
Juniper Networks, Inc. (Communications Equipment) 1,591 57,785
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 831 120,827
KLA Corp. (Semiconductors & Semiconductor
Equipment) 639 449,019
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 6,169 442,132
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,585 119,117
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 5,355 412,067
Microsoft Corp. (Software) 13,735 5,428,897
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 230 136,413
Motorola Solutions, Inc. (Communications Equipment) 803 353,633
Common Stocks (76.6%), continued
Shares Value
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 977 $ 87,686
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 45,245 4,928,086
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,222 225,227
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 2,025 80,393
Oracle Corp. (Software) 7,795 1,096,912
Palantir Technologies, Inc.
*
(Software) 9,850 1,166,634
Palo Alto Networks, Inc.
*
(Software) 3,182 594,811
PTC, Inc.
*
(Software) 579 89,728
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 5,315 789,065
Roper Technologies, Inc. (Software) 515 288,441
Salesforce, Inc. (Software) 4,600 1,236,067
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 1,018 92,669
ServiceNow, Inc.
*
(Software) 990 945,460
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 773 49,688
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 2,421 77,133
Synopsys, Inc.
*
(Software) 743 341,044
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 1,434 209,909
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 224 104,391
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 783 58,106
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 4,375 700,219
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 1,181 73,387
Tyler Technologies, Inc.
*
(Software) 206 111,920
VeriSign, Inc.
*
(IT Services) 391 110,309
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 1,672 73,334
Workday, Inc.
*
- Class A (Software) 1,029 252,105
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 247 61,829
TOTAL COMMON STOCKS
  (Cost $17,227,480) 40,221,418
Repurchase Agreements
(a)(b)
( 19.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $10,261,205 $ 10,260,000 10,260,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,260,000) 10,260,000
TOTAL INVESTMENT SECURITIES
  (Cost $27,487,480)— 96.1% 50,481,418
Net other assets (liabilities) —  3.9% 2,028,377
NET ASSETS — 100.0% $ 52,509,795
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $6,760,000.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Technology UltraSector ProFund
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Technology Select Sector
Index Goldman Sachs International 5/23/25 5.08% $ 20,273,136 $ 1,162,065
S&P Technology Select Sector
Index UBS AG 5/23/25 5.13% 18,750,640 1,140,369
$39,023,776 $2,302,434
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Technology UltraSector ProFund invested in the following industries as of April
30, 2025:
Value
% of Net
Assets
Communications Equipment $ 1,998,290 3.8%
Electronic Equipment, Instruments & Components 1,362,546 2.6%
IT Services 2,643,421 5.0%
Semiconductors & Semiconductor Equipment 12,516,192 23.8%
Software 15,116,596 28.8%
Technology Hardware, Storage & Peripherals 6,584,373 12.6%
Other
**
12,288,377 23.4%
Total $ 52,509,795 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraBear ProFund
Repurchase Agreements
(a)(b)
( 203.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $13,491,584 $ 13,490,000 $ 13,490,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,490,000) 13,490,000
TOTAL INVESTMENT SECURITIES
  (Cost $13,490,000)— 203.7% 13,490,000
Net other assets (liabilities) —  (103.7)% (6,868,129)
NET ASSETS — 100.0% $ 6,621,871
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $3,167,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P 500 Futures Contracts 3 6/23/25 $ (838,050) $ 6,245
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 5/27/25 (4.83)% $ (7,746,562) $ (164,125)
S&P 500 UBS AG 5/27/25 (4.73)% (4,655,734) (32,866)
$(12,402,296) $(196,991)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
Common Stocks ( 73.0% )
Shares Value
3M Co. (Industrial Conglomerates) 1,080 $ 150,023
A.O. Smith Corp. (Building Products) 239 16,219
Abbott Laboratories (Health Care Equipment &
Supplies) 3,452 451,350
AbbVie, Inc. (Biotechnology) 3,513 685,386
Accenture PLC - Class A (IT Services) 1,245 372,442
Adobe, Inc.
*
(Software) 866 324,733
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,228 314,246
Aflac, Inc. (Insurance) 987 107,267
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 569 61,224
Air Products & Chemicals, Inc. (Chemicals) 445 120,635
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 861 104,973
Akamai Technologies, Inc.
*
(IT Services) 299 24,093
Albemarle Corp. (Chemicals) 237 13,876
Alexandria Real Estate Equities, Inc. (Office REITs) 308 22,379
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 141 24,435
Allegion PLC (Building Products) 173 24,082
Alliant Energy Corp. (Electric Utilities) 510 31,130
Allstate Corp. (Insurance) 529 104,948
Alphabet, Inc. - Class A (Interactive Media & Services) 11,611 1,843,827
Alphabet, Inc. - Class C (Interactive Media & Services) 9,412 1,514,297
Altria Group, Inc. (Tobacco) 3,377 199,750
Amazon.com, Inc.
*
(Broadline Retail) 18,776 3,462,669
Amcor PLC (Containers & Packaging) 4,501 41,409
Ameren Corp. (Multi-Utilities) 537 53,292
American Electric Power Co., Inc. (Electric Utilities) 1,062 115,057
American Express Co. (Consumer Finance) 1,105 294,384
American International Group, Inc. (Insurance) 1,181 96,275
American Tower Corp. (Specialized REITs) 930 209,632
American Water Works Co., Inc. (Water Utilities) 390 57,334
Ameriprise Financial, Inc. (Capital Markets) 190 89,494
AMETEK, Inc. (Electrical Equipment) 461 78,176
Amgen, Inc. (Biotechnology) 1,071 311,575
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 2,410 185,449
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 989 192,776
ANSYS, Inc.
*
(Software) 174 56,007
Aon PLC - Class A (Insurance) 431 152,914
APA Corp. (Oil, Gas & Consumable Fuels) 741 11,515
Apollo Global Management, Inc. (Financial Services) 890 121,467
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 29,905 6,354,812
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 1,618 243,849
Aptiv PLC
*
(Automobile Components) 459 26,191
Arch Capital Group, Ltd.
*
(Insurance) 746 67,647
Archer-Daniels-Midland Co. (Food Products) 956 45,649
Arista Networks, Inc.
*
(Communications Equipment) 2,058 169,312
Arthur J. Gallagher & Co. (Insurance) 507 162,590
Assurant, Inc. (Insurance) 104 20,045
AT&T, Inc. (Diversified Telecommunication Services) 14,296 395,999
Atmos Energy Corp. (Gas Utilities) 316 50,759
Autodesk, Inc.
*
(Software) 428 117,379
Automatic Data Processing, Inc. (Professional Services) 811 243,787
AutoZone, Inc.
*
(Specialty Retail) 32 120,403
AvalonBay Communities, Inc. (Residential REITs) 282 59,214
Avery Dennison Corp. (Containers & Packaging) 159 27,206
Axon Enterprise, Inc.
*
(Aerospace & Defense) 146 89,542
Baker Hughes Co. (Energy Equipment & Services) 1,975 69,915
Ball Corp. (Containers & Packaging) 597 31,008
Bank of America Corp. (Banks) 13,184 525,778
Baxter International, Inc. (Health Care Equipment &
Supplies) 1,021 31,825
Common Stocks (73.0%), continued
Shares Value
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 572 $ 118,455
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 3,649 1,945,830
Best Buy Co., Inc. (Specialty Retail) 388 25,876
Biogen, Inc.
*
(Biotechnology) 292 35,355
Bio-Techne Corp. (Life Sciences Tools & Services) 317 15,961
BlackRock, Inc. (Capital Markets) 288 263,307
Blackstone, Inc. (Capital Markets) 1,458 192,033
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 64 326,354
Boston Properties, Inc. (Office REITs) 292 18,609
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 2,932 301,615
Bristol-Myers Squibb Co. (Pharmaceuticals) 4,042 202,908
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 9,331 1,795,937
Broadridge Financial Solutions, Inc. (Professional
Services) 233 56,479
Brown & Brown, Inc. (Insurance) 472 52,203
Brown-Forman Corp. - Class B (Beverages) 366 12,751
Builders FirstSource, Inc.
*
(Building Products) 230 27,515
Bunge Global SA (Food Products) 268 21,097
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 238 21,234
Cadence Design Systems, Inc.
*
(Software) 546 162,566
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 428 11,582
Camden Property Trust (Residential REITs) 212 24,126
Campbell Soup Co. (Food Products) 398 14,511
Capital One Financial Corp. (Consumer Finance) 759 136,817
Cardinal Health, Inc. (Health Care Providers & Services) 483 68,243
CarMax, Inc.
*
(Specialty Retail) 308 19,918
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 2,089 38,312
Carrier Global Corp. (Building Products) 1,609 100,627
Caterpillar, Inc. (Machinery) 951 294,117
Cboe Global Markets, Inc. (Capital Markets) 208 46,134
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 588 71,842
CDW Corp. (Electronic Equipment, Instruments &
Components) 267 42,870
Cencora, Inc. (Health Care Providers & Services) 344 100,678
Centene Corp.
*
(Health Care Providers & Services) 988 59,132
CenterPoint Energy, Inc. (Multi-Utilities) 1,301 50,453
CF Industries Holdings, Inc. (Chemicals) 347 27,194
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 103 12,218
Charter Communications, Inc.
*
- Class A (Media) 190 74,453
Chevron Corp. (Oil, Gas & Consumable Fuels) 3,327 452,672
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 2,700 136,404
Chubb, Ltd. (Insurance) 742 212,271
Church & Dwight Co., Inc. (Household Products) 489 48,577
Cincinnati Financial Corp. (Insurance) 313 43,573
Cintas Corp. (Commercial Services & Supplies) 682 144,366
Cisco Systems, Inc. (Communications Equipment) 7,931 457,857
Citigroup, Inc. (Banks) 3,738 255,604
Citizens Financial Group, Inc. (Banks) 872 32,168
CME Group, Inc. (Capital Markets) 718 198,943
CMS Energy Corp. (Multi-Utilities) 595 43,822
Cognizant Technology Solutions Corp. - Class A (IT
Services) 986 72,540
Colgate-Palmolive Co. (Household Products) 1,616 148,979
Comcast Corp. - Class A (Media) 7,512 256,910
Conagra Brands, Inc. (Food Products) 954 23,573
ConocoPhillips (Oil, Gas & Consumable Fuels) 2,541 226,454
Consolidated Edison, Inc. (Multi-Utilities) 691 77,910
Constellation Brands, Inc. - Class A (Beverages) 311 58,325
Constellation Energy Corp. (Electric Utilities) 621 138,756
Copart, Inc.
*
(Commercial Services & Supplies) 1,746 106,558

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraBull ProFund
Common Stocks (73.0%), continued
Shares Value
Corning, Inc. (Electronic Equipment, Instruments &
Components) 1,540 $ 68,345
Corpay, Inc.
*
(Software) 140 45,552
Corteva, Inc. (Chemicals) 1,366 84,678
CoStar Group, Inc.
*
(Real Estate Management &
Development) 838 62,154
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 883 878,143
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 1,470 36,103
Crowdstrike Holdings, Inc.
*
- Class A (Software) 490 210,146
Crown Castle International Corp. (Specialized REITs) 866 91,588
CSX Corp. (Ground Transportation) 3,842 107,845
Cummins, Inc. (Machinery) 274 80,512
CVS Health Corp. (Health Care Providers & Services) 2,511 167,509
D.R. Horton, Inc. (Household Durables) 567 71,634
Danaher Corp. (Life Sciences Tools & Services) 1,274 253,947
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 234 46,950
DaVita, Inc.
*
(Health Care Providers & Services) 88 12,456
Dayforce, Inc.
*
(Professional Services) 319 18,461
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 302 33,471
Deere & Co. (Machinery) 504 233,634
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 620 56,890
Delta Air Lines, Inc. (Passenger Airlines) 1,280 53,286
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 1,312 39,898
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 780 55,676
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 371 48,976
Digital Realty Trust, Inc. (Specialized REITs) 631 101,301
Discover Financial Services (Consumer Finance) 499 91,152
Dollar General Corp. (Consumer Staples Distribution &
Retail) 439 41,130
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 404 33,035
Dominion Energy, Inc. (Multi-Utilities) 1,674 91,032
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 66 32,364
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 676 130,394
Dover Corp. (Machinery) 274 46,758
Dow, Inc. (Chemicals) 1,405 42,979
DTE Energy Co. (Multi-Utilities) 414 56,718
Duke Energy Corp. (Electric Utilities) 1,546 188,643
DuPont de Nemours, Inc. (Chemicals) 834 55,036
Eastman Chemical Co. (Chemicals) 233 17,941
Eaton Corp. PLC (Electrical Equipment) 787 231,670
eBay, Inc. (Broadline Retail) 955 65,093
Ecolab, Inc. (Chemicals) 502 126,218
Edison International (Electric Utilities) 771 41,256
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 1,175 88,701
Electronic Arts, Inc. (Entertainment) 471 68,337
Elevance Health, Inc. (Health Care Providers &
Services) 461 193,887
Eli Lilly & Co. (Pharmaceuticals) 1,568 1,409,554
Emerson Electric Co. (Electrical Equipment) 1,121 117,828
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 266 11,861
Entergy Corp. (Electric Utilities) 856 71,194
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 1,119 123,459
EPAM Systems, Inc.
*
(IT Services) 112 17,574
EQT Corp. (Oil, Gas & Consumable Fuels) 1,190 58,834
Equifax, Inc. (Professional Services) 246 63,992
Equinix, Inc. (Specialized REITs) 191 164,404
Equity Residential (Residential REITs) 681 47,847
Common Stocks (73.0%), continued
Shares Value
Erie Indemnity Co. - Class A (Insurance) 50 $ 17,931
Essex Property Trust, Inc. (Residential REITs) 128 35,731
Everest Group, Ltd. (Insurance) 85 30,501
Evergy, Inc. (Electric Utilities) 458 31,648
Eversource Energy (Electric Utilities) 731 43,480
Exelon Corp. (Electric Utilities) 2,004 93,988
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 419 43,534
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 245 38,448
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 279 30,665
Extra Space Storage, Inc. (Specialized REITs) 422 61,831
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 8,667 915,494
F5, Inc.
*
(Communications Equipment) 114 30,180
FactSet Research Systems, Inc. (Capital Markets) 73 31,552
Fair Isaac Corp.
*
(Software) 49 97,494
Fastenal Co. (Trading Companies & Distributors) 1,142 92,467
Federal Realty Investment Trust (Retail REITs) 153 14,385
FedEx Corp. (Air Freight & Logistics) 442 92,966
Fidelity National Information Services, Inc. (Financial
Services) 1,055 83,218
Fifth Third Bancorp (Banks) 1,336 48,016
First Horizon Corp. (Banks) —
(a)
5
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 213 26,800
FirstEnergy Corp. (Electric Utilities) 1,025 43,952
Fiserv, Inc.
*
(Financial Services) 1,134 209,302
Ford Motor Co. (Automobiles) 7,753 77,608
Fortinet, Inc.
*
(Software) 1,264 131,153
Fortive Corp. (Machinery) 680 47,389
Fox Corp. - Class A (Media) 435 21,659
Fox Corp. - Class B (Media) 265 12,254
Franklin Resources, Inc. (Capital Markets) 620 11,631
Freeport-McMoRan, Inc. (Metals & Mining) 2,864 103,190
Garmin, Ltd. (Household Durables) 307 57,369
Gartner, Inc.
*
(IT Services) 152 64,004
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 912 64,141
GE Vernova, Inc. (Electrical Equipment) 549 203,580
Gen Digital, Inc. (Software) 1,082 27,991
Generac Holdings, Inc.
*
(Electrical Equipment) 118 13,497
General Dynamics Corp. (Aerospace & Defense) 504 137,148
General Electric Co. (Industrial Conglomerates) 2,136 430,489
General Mills, Inc. (Food Products) 1,097 62,244
General Motors Co. (Automobiles) 1,984 89,756
Genuine Parts Co. (Distributors) 277 32,561
Gilead Sciences, Inc. (Biotechnology) 2,480 264,219
Global Payments, Inc. (Financial Services) 492 37,545
Globe Life, Inc. (Insurance) 166 20,474
GoDaddy, Inc.
*
- Class A (IT Services) 280 52,732
Halliburton Co. (Energy Equipment & Services) 1,734 34,368
Hasbro, Inc. (Leisure Products) 263 16,280
HCA Healthcare, Inc. (Health Care Providers &
Services) 357 123,194
Healthpeak Properties, Inc. (Health Care REITs) 1,396 24,905
Henry Schein, Inc.
*
(Health Care Providers & Services) 248 16,113
Hess Corp. (Oil, Gas & Consumable Fuels) 550 70,978
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 2,618 42,464
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 480 108,230
Hologic, Inc.
*
(Health Care Equipment & Supplies) 449 26,132
Honeywell International, Inc. (Industrial Conglomerates) 1,294 272,387
Hormel Foods Corp. (Food Products) 583 17,432
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,395 19,697
Howmet Aerospace, Inc. (Aerospace & Defense) 807 111,834

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
Common Stocks (73.0%), continued
Shares Value
HP, Inc. (Technology Hardware, Storage & Peripherals) 1,870 $ 47,816
Hubbell, Inc. (Electrical Equipment) 106 38,497
Humana, Inc. (Health Care Providers & Services) 240 62,938
Huntington Bancshares, Inc. (Banks) 2,898 42,108
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 77 17,736
IDEX Corp. (Machinery) 150 26,096
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 162 70,089
Illinois Tool Works, Inc. (Machinery) 531 127,392
Incyte Corp.
*
(Biotechnology) 322 20,177
Ingersoll Rand, Inc. (Machinery) 802 60,495
Insulet Corp.
*
(Health Care Equipment & Supplies) 141 35,573
Intel Corp. (Semiconductors & Semiconductor
Equipment) 8,621 173,282
Intercontinental Exchange, Inc. (Capital Markets) 1,144 192,158
International Business Machines Corp. (IT Services) 1,840 444,950
International Flavors & Fragrances, Inc. (Chemicals) 508 39,858
International Paper Co. (Containers & Packaging) 1,054 48,147
Intuit, Inc. (Software) 558 350,128
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 709 365,702
Invesco, Ltd. (Capital Markets) 896 12,481
Invitation Homes, Inc. (Residential REITs) 1,137 38,874
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 333 51,638
Iron Mountain, Inc. (Specialized REITs) 584 52,367
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 157 20,501
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 218 31,950
Jack Henry & Associates, Inc. (Financial Services) 147 25,494
Jacobs Solutions, Inc. (Professional Services) 243 30,083
Johnson & Johnson (Pharmaceuticals) 4,794 749,350
Johnson Controls International PLC (Building Products) 1,314 110,245
JPMorgan Chase & Co. (Banks) 5,566 1,361,556
Juniper Networks, Inc. (Communications Equipment) 660 23,971
Kellanova (Food Products) 536 44,365
Kenvue, Inc. (Personal Care Products) 3,821 90,176
Keurig Dr Pepper, Inc. (Beverages) 2,380 82,324
KeyCorp (Banks) 1,987 29,487
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 345 50,163
Kimberly-Clark Corp. (Household Products) 659 86,843
Kimco Realty Corp. (Retail REITs) 1,355 27,073
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 3,850 101,255
KKR & Co., Inc. (Capital Markets) 1,344 153,579
KLA Corp. (Semiconductors & Semiconductor
Equipment) 266 186,916
L3Harris Technologies, Inc. (Aerospace & Defense) 373 82,067
Labcorp Holdings, Inc. (Health Care Providers &
Services) 165 39,767
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 2,559 183,404
Lamb Weston Holdings, Inc. (Food Products) 286 15,104
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 689 25,266
Leidos Holdings, Inc. (Professional Services) 262 38,561
Lennar Corp. - Class A (Household Durables) 464 50,395
Lennox International, Inc. (Building Products) 63 34,445
Linde PLC (Chemicals) 948 429,663
Live Nation Entertainment, Inc.
*
(Entertainment) 314 41,589
LKQ Corp. (Distributors) 522 19,946
Lockheed Martin Corp. (Aerospace & Defense) 418 199,700
Loews Corp. (Insurance) 354 30,738
Lowe's Cos., Inc. (Specialty Retail) 1,122 250,834
Common Stocks (73.0%), continued
Shares Value
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 223 $ 60,382
LyondellbBasell Industries N.V. - Class A (Chemicals) 518 30,153
M&T Bank Corp. (Banks) 330 56,021
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 630 86,568
MarketAxess Holdings, Inc. (Capital Markets) 73 16,176
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 457 108,914
Marsh & McLennan Cos., Inc. (Insurance) 978 220,510
Martin Marietta Materials, Inc. (Construction Materials) 120 62,878
Masco Corp. (Building Products) 422 25,577
MasterCard, Inc. - Class A (Financial Services) 1,621 888,405
Match Group, Inc. (Interactive Media & Services) 504 14,949
McCormick & Co., Inc. (Food Products) 503 38,560
McDonald's Corp. (Hotels, Restaurants & Leisure) 1,427 456,140
McKesson Corp. (Health Care Providers & Services) 248 176,772
Medtronic PLC (Health Care Equipment & Supplies) 2,554 216,477
Merck & Co., Inc. (Pharmaceuticals) 5,036 429,067
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 4,359 2,393,091
MetLife, Inc. (Insurance) 1,154 86,977
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 41 43,893
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 449 14,126
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 1,075 49,536
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,218 170,675
Microsoft Corp. (Software) 14,800 5,849,848
Mid-America Apartment Communities, Inc. (Residential
REITs) 233 37,198
Moderna, Inc.
*
(Biotechnology) 678 19,350
Mohawk Industries, Inc.
*
(Household Durables) 106 11,273
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 110 35,971
Molson Coors Beverage Co. - Class B (Beverages) 342 19,675
Mondelez International, Inc. - Class A (Food Products) 2,575 175,434
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 97 57,531
Monster Beverage Corp.
*
(Beverages) 1,395 83,867
Moody's Corp. (Capital Markets) 310 140,467
Morgan Stanley (Capital Markets) 2,463 284,279
Motorola Solutions, Inc. (Communications Equipment) 333 146,650
MSCI, Inc. (Capital Markets) 153 83,402
Nasdaq, Inc. (Capital Markets) 826 62,949
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 406 36,439
Netflix, Inc.
*
(Entertainment) 853 965,357
Newmont Corp. (Metals & Mining) 2,268 119,477
News Corp. - Class A (Media) 756 20,503
News Corp. - Class B (Media) 226 7,101
NextEra Energy, Inc. (Electric Utilities) 4,094 273,806
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 2,353 132,708
NiSource, Inc. (Multi-Utilities) 940 36,763
Nordson Corp. (Machinery) 108 20,474
Norfolk Southern Corp. (Ground Transportation) 451 101,047
Northern Trust Corp. (Capital Markets) 392 36,840
Northrop Grumman Corp. (Aerospace & Defense) 272 132,328
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 880 14,106
NRG Energy, Inc. (Electric Utilities) 404 44,270
Nucor Corp. (Metals & Mining) 467 55,746

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraBull ProFund
Common Stocks (73.0%), continued
Shares Value
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 48,751 $ 5,309,958
NVR, Inc.
*
(Household Durables) 6 42,755
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 506 93,261
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 1,347 53,085
Old Dominion Freight Line, Inc. (Ground
Transportation) 372 57,020
Omnicom Group, Inc. (Media) 393 29,931
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 842 33,427
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 1,235 101,468
Oracle Corp. (Software) 3,229 454,385
O'Reilly Automotive, Inc.
*
(Specialty Retail) 114 161,333
Otis Worldwide Corp. (Machinery) 789 75,957
PACCAR, Inc. (Machinery) 1,044 94,179
Packaging Corp. of America (Containers & Packaging) 178 33,039
Palantir Technologies, Inc.
*
(Software) 4,082 483,472
Palo Alto Networks, Inc.
*
(Software) 1,318 246,374
Paramount Global
(b)
- Class B (Media) 1,187 13,935
Parker-Hannifin Corp. (Machinery) 255 154,290
Paychex, Inc. (Professional Services) 638 93,863
Paycom Software, Inc. (Professional Services) 96 21,733
PayPal Holdings, Inc.
*
(Financial Services) 1,972 129,836
Pentair PLC (Machinery) 330 29,941
PepsiCo, Inc. (Beverages) 2,730 370,134
Pfizer, Inc. (Pharmaceuticals) 11,284 275,442
PG&E Corp. (Electric Utilities) 4,369 72,176
Philip Morris International, Inc. (Tobacco) 3,095 530,359
Phillips 66 (Oil, Gas & Consumable Fuels) 822 85,537
Pinnacle West Capital Corp. (Electric Utilities) 228 21,701
PNC Financial Services Group, Inc. (Banks) 789 126,784
Pool Corp. (Distributors) 73 21,399
PPG Industries, Inc. (Chemicals) 462 50,293
PPL Corp. (Electric Utilities) 1,473 53,765
Principal Financial Group, Inc. (Insurance) 419 31,069
Prologis, Inc. (Industrial REITs) 1,845 188,559
Prudential Financial, Inc. (Insurance) 705 72,411
PTC, Inc.
*
(Software) 239 37,038
Public Service Enterprise Group, Inc. (Multi-Utilities) 994 79,450
Public Storage (Specialized REITs) 315 94,635
PulteGroup, Inc. (Household Durables) 403 41,340
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 2,203 327,057
Quanta Services, Inc. (Construction & Engineering) 293 85,758
Quest Diagnostics, Inc. (Health Care Providers &
Services) 221 39,387
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 79 17,771
Raymond James Financial, Inc. (Capital Markets) 366 50,157
Raytheon Technologies Corp. (Aerospace & Defense) 2,652 334,497
Realty Income Corp. (Retail REITs) 1,744 100,908
Regency Centers Corp. (Retail REITs) 327 23,603
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 209 125,141
Regions Financial Corp. (Banks) 1,813 37,003
Republic Services, Inc. (Commercial Services &
Supplies) 404 101,303
ResMed, Inc. (Health Care Equipment & Supplies) 291 68,848
Revvity, Inc. (Life Sciences Tools & Services) 243 22,703
Rockwell Automation, Inc. (Electrical Equipment) 226 55,976
Rollins, Inc. (Commercial Services & Supplies) 561 32,050
Roper Technologies, Inc. (Software) 213 119,297
Ross Stores, Inc. (Specialty Retail) 655 91,045
Royal Caribbean Cruises, Ltd.
*
(Hotels, Restaurants &
Leisure) 491 105,521
Common Stocks (73.0%), continued
Shares Value
S&P Global, Inc. (Capital Markets) 628 $ 314,032
Salesforce, Inc. (Software) 1,905 511,893
SBA Communications Corp. - Class A (Specialized
REITs) 214 52,088
Schlumberger N.V. (Energy Equipment & Services) 2,794 92,900
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 422 38,415
Sempra (Multi-Utilities) 1,261 93,655
ServiceNow, Inc.
*
(Software) 409 390,599
Simon Property Group, Inc. (Retail REITs) 611 96,159
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 321 20,634
Smurfit WestRock PLC (Containers & Packaging) 988 41,516
Snap-on, Inc. (Machinery) 105 32,950
Solventum Corp.
*
(Health Care Equipment & Supplies) 278 18,381
Southwest Airlines Co. (Passenger Airlines) 1,183 33,077
Stanley Black & Decker, Inc. (Machinery) 308 18,486
Starbucks Corp. (Hotels, Restaurants & Leisure) 2,261 180,993
State Street Corp. (Capital Markets) 576 50,746
Steel Dynamics, Inc. (Metals & Mining) 281 36,449
STERIS PLC (Health Care Equipment & Supplies) 193 43,375
Stryker Corp. (Health Care Equipment & Supplies) 683 255,387
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 1,006 32,051
Synchrony Financial (Consumer Finance) 775 40,261
Synopsys, Inc.
*
(Software) 309 141,834
Sysco Corp. (Consumer Staples Distribution & Retail) 974 69,544
T. Rowe Price Group, Inc. (Capital Markets) 446 39,493
Take-Two Interactive Software, Inc.
*
(Entertainment) 327 76,296
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 415 29,320
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 434 74,171
Target Corp. (Consumer Staples Distribution & Retail) 913 88,287
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 594 86,950
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 95 44,273
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 327 24,267
Tesla, Inc.
*
(Automobiles) 5,570 1,571,631
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 1,812 290,011
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 37 47,688
Textron, Inc. (Aerospace & Defense) 366 25,755
The AES Corp. (Independent Power/Renewable
Electricity Producers) 1,419 14,190
The Bank of New York Mellon Corp. (Capital Markets) 1,428 114,825
The Boeing Co.
*
(Aerospace & Defense) 1,493 273,577
The Charles Schwab Corp. (Capital Markets) 3,392 276,109
The Cigna Group (Health Care Providers & Services) 545 185,322
The Clorox Co. (Household Products) 244 34,721
The Coca-Cola Co. (Beverages) 7,708 559,216
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 400 32,668
The Estee Lauder Cos., Inc. (Personal Care Products) 465 27,881
The Goldman Sachs Group, Inc. (Capital Markets) 620 339,482
The Hartford Financial Services Group, Inc. (Insurance) 573 70,290
The Hershey Co. (Food Products) 293 48,987
The Home Depot, Inc. (Specialty Retail) 1,978 713,050
The Interpublic Group of Cos., Inc. (Media) 745 18,714
The J.M. Smucker Co. (Food Products) 211 24,533
The Kraft Heinz Co. (Food Products) 1,741 50,663
The Kroger Co. (Consumer Staples Distribution &
Retail) 1,328 95,895
The Mosaic Co. (Chemicals) 636 19,334

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
Common Stocks (73.0%), continued
Shares Value
The Procter & Gamble Co. (Household Products) 4,669 $ 759,040
The Progressive Corp. (Insurance) 1,166 328,508
The Sherwin-Williams Co. (Chemicals) 461 162,696
The Southern Co. (Electric Utilities) 2,180 200,320
The TJX Cos., Inc. (Specialty Retail) 2,240 288,243
The Travelers Cos., Inc. (Insurance) 452 119,387
The Walt Disney Co. (Entertainment) 3,600 327,420
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 2,429 142,267
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 761 326,470
TKO Group Holdings, Inc.
*
(Entertainment) 133 21,667
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 954 235,590
Tractor Supply Co. (Specialty Retail) 1,066 53,961
Trane Technologies PLC (Building Products) 446 170,955
TransDigm Group, Inc. (Aerospace & Defense) 111 156,851
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 491 30,511
Truist Financial Corp. (Banks) 2,624 100,604
Tyler Technologies, Inc.
*
(Software) 85 46,181
Tyson Foods, Inc. - Class A (Food Products) 571 34,968
U.S. Bancorp (Banks) 3,107 125,336
Uber Technologies, Inc.
*
(Ground Transportation) 4,159 336,920
UDR, Inc. (Residential REITs) 604 25,296
Ulta Beauty, Inc.
*
(Specialty Retail) 94 37,190
Union Pacific Corp. (Ground Transportation) 1,204 259,655
United Airlines Holdings, Inc.
*
(Passenger Airlines) 657 45,215
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 1,458 138,948
United Rentals, Inc. (Trading Companies & Distributors) 130 82,089
UnitedHealth Group, Inc. (Health Care Providers &
Services) 1,831 753,346
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 116 20,540
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 631 73,253
Ventas, Inc. (Health Care REITs) 873 61,180
Veralto Corp. (Commercial Services & Supplies) 491 47,087
VeriSign, Inc.
*
(IT Services) 160 45,139
Verisk Analytics, Inc. (Professional Services) 280 83,000
Verizon Communications, Inc. (Diversified
Telecommunication Services) 8,384 369,399
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 511 260,355
Viatris, Inc. (Pharmaceuticals) 2,380 20,040
VICI Properties, Inc. (Specialized REITs) 2,102 67,306
Visa, Inc. - Class A (Financial Services) 3,431 1,185,411
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 678 87,889
Vulcan Materials Co. (Construction Materials) 264 69,255
W.R. Berkley Corp. (Insurance) 598 42,871
W.W. Grainger, Inc. (Trading Companies & Distributors) 89 91,164
Wabtec Corp. (Machinery) 339 62,627
Walgreens Boots Alliance, Inc. (Consumer Staples
Distribution & Retail) 1,431 15,698
Walmart, Inc. (Consumer Staples Distribution & Retail) 8,637 839,948
Warner Bros. Discovery, Inc.
*
(Entertainment) 4,450 38,582
Waste Management, Inc. (Commercial Services &
Supplies) 727 169,653
Waters Corp.
*
(Life Sciences Tools & Services) 118 41,032
WEC Energy Group, Inc. (Multi-Utilities) 633 69,326
Wells Fargo & Co. (Banks) 6,550 465,116
Welltower, Inc. (Health Care REITs) 1,213 185,091
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 146 30,848
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 695 30,483
Common Stocks (73.0%), continued
Shares Value
Weyerhaeuser Co. (Specialized REITs) 1,447 $ 37,492
Williams-Sonoma, Inc. (Specialty Retail) 244 37,691
Willis Towers Watson PLC (Insurance) 197 60,637
Workday, Inc.
*
- Class A (Software) 426 104,370
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 180 14,456
Xcel Energy, Inc. (Electric Utilities) 1,144 80,881
Xylem, Inc. (Machinery) 485 58,476
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 556 83,645
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 104 26,033
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 399 41,117
Zoetis, Inc. (Pharmaceuticals) 891 139,352
TOTAL COMMON STOCKS
  (Cost $27,102,718) 93,955,984
Repurchase Agreements
(c)(d)
( 24.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $31,217,666 $ 31,214,000 31,214,000
TOTAL REPURCHASE AGREEMENTS
(Cost $31,214,000) 31,214,000
Collateral for Securities Loaned
(e) NM
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(f)
12,912 12,912
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $12,912) 12,912
TOTAL INVESTMENT SECURITIES
  (Cost $58,329,630)— 97.2% 125,182,896
Net other assets (liabilities) —  2.8% 3,659,526
NET ASSETS — 100.0% $ 128,842,422
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $12,632.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $18,045,000.
(e)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraBull ProFund
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P 500 Futures Contracts 79 6/23/25 $ 22,068,650 $ (162,559)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 5/27/25 5.08% $ 57,288,920 $ 385,810
SPDR S&P 500 ETF Goldman Sachs International 5/27/25 4.99% 21,419,432 127,001
$78,708,352 $512,811
S&P 500 UBS AG 5/27/25 5.13% 48,122,804 338,647
SPDR S&P 500 ETF UBS AG 5/27/25 5.13% 15,096,334 96,168
$63,219,138 $434,815
$141,927,490 $947,626
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraBull ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 1,561,036 1.2%
Air Freight & Logistics 283,812 0.2%
Automobile Components 26,190
NM
Automobiles 1,738,995 1.4%
Banks 3,205,586 2.5%
Beverages 1,186,292 0.9%
Biotechnology 1,721,558 1.3%
Broadline Retail 3,527,763 2.7%
Building Products 509,665 0.4%
Capital Markets 3,000,269 2.3%
Chemicals 1,220,554 1.0%
Commercial Services & Supplies 601,017 0.5%
Communications Equipment 827,970 0.6%
Construction & Engineering 85,758 0.1%
Construction Materials 132,133 0.1%
Consumer Finance 562,614 0.4%
Consumer Staples Distribution & Retail 2,061,680 1.6%
Containers & Packaging 222,325 0.2%
Distributors 73,906 0.1%
Diversified Telecommunication Services 765,398 0.6%
Electric Utilities 1,546,023 1.2%
Electrical Equipment 739,224 0.6%
Electronic Equipment, Instruments & Components 566,544 0.5%
Energy Equipment & Services 197,183 0.1%
Entertainment 1,539,248 1.2%
Financial Services 4,626,508 3.6%
Food Products 617,120 0.5%
Gas Utilities 50,759
NM
Value
% of Net
Assets
Ground Transportation $ 882,988 0.7%
Health Care Equipment & Supplies 2,309,947 1.8%
Health Care Providers & Services 2,055,254 1.6%
Health Care REITs 271,176 0.2%
Hotel & Resort REITs 19,697
NM
Hotels, Restaurants & Leisure 1,977,178 1.5%
Household Durables 274,766 0.2%
Household Products 1,078,160 0.8%
Independent Power/Renewable Electricity Producers 102,079 0.1%
Industrial Conglomerates 852,899 0.6%
Industrial REITs 188,559 0.2%
Insurance 2,152,037 1.7%
Interactive Media & Services 5,766,163 4.5%
IT Services 1,093,474 0.9%
Leisure Products 16,280
NM
Life Sciences Tools & Services 859,934 0.7%
Machinery 1,463,773 1.1%
Media 455,461 0.3%
Metals & Mining 314,862 0.2%
Multi-Utilities 652,422 0.5%
Office REITs 40,989 0.1%
Oil, Gas & Consumable Fuels 2,793,209 2.2%
Passenger Airlines 131,578 0.1%
Personal Care Products 118,057 0.1%
Pharmaceuticals 3,225,714 2.5%
Professional Services 649,959 0.5%
Real Estate Management & Development 133,996 0.1%
Residential REITs 268,286 0.2%
Retail REITs 262,128 0.2%

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 9,505,428 7.4%
Software 9,908,439 7.7%
Specialized REITs 932,643 0.7%
Specialty Retail 1,799,544 1.4%
Technology Hardware, Storage & Peripherals 6,639,370 5.1%
Textiles, Apparel & Luxury Goods 273,652 0.2%
Tobacco 730,109 0.6%
Trading Companies & Distributors 265,720 0.2%
Water Utilities 57,334 0.1%
Wireless Telecommunication Services 235,590 0.2%
Other
**
34,886,438 27.0%
Total $ 128,842,422 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraChina ProFund
Common Stocks ( 80 .5% )
Shares Value
21VIANET GROUP INC-ADR
*ADR
(IT Services) 6,761 $ 42,527
Agora, Inc.
*ADR
(Software) 3,212 10,535
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 27,378 3,269,754
Atour Lifestyle Holdings Ltd
*ADR
(Hotels, Restaurants &
Leisure) 1,809 44,212
Autohome, Inc. ADR
ADR
(Interactive Media & Services) 2,892 78,894
Baidu, Inc.
*ADR
(Interactive Media & Services) 9,143 802,938
BeiGene, Ltd.
*ADR
(Biotechnology) 2,761 717,335
Bilibili, Inc.
*ADR(a)
(Entertainment) 11,982 209,685
Canaan, Inc.
*ADR
(Technology Hardware, Storage &
Peripherals) 11,660 8,204
Daqo New Energy Corp.
*ADR
(Semiconductors &
Semiconductor Equipment) 2,028 25,837
EHang Holdings, Ltd.
*ADR
(Aerospace & Defense) 1,891 31,674
FinVolution Group
*ADR
(Consumer Finance) 6,152 48,662
Full Truck Alliance Co., Ltd.
*ADR
(Ground
Transportation) 32,364 367,655
GDS Holdings, Ltd.
*ADR
(IT Services) 5,334 134,470
H World Group, Ltd.
ADR
(Hotels, Restaurants & Leisure) 7,340 251,322
Hello Group, Inc.
*ADR
(Interactive Media & Services) 5,148 29,395
Hesai Group
*ADR
(Electrical Equipment) 2,420 45,520
iQIYI, Inc.
*ADR(a)
(Entertainment) 19,492 35,865
JD.com, Inc.
*ADR
(Broadline Retail) 46,525 1,517,646
JinkoSolar Holding Co., Ltd
*ADR
(Semiconductors &
Semiconductor Equipment) 1,814 31,128
JOYY, Inc.
*ADR
(Interactive Media & Services) 1,480 60,917
Kanzhun, Ltd.
*ADR
(Interactive Media & Services) 14,579 223,059
KE Holdings, Inc.
*ADR
(Real Estate Management &
Development) 30,765 624,530
Kingsoft Cloud Holdings, Ltd.
*ADR(a)
(IT Services) 6,148 83,551
Legend Biotech Corp.
*ADR
(Biotechnology) 3,490 121,976
LexinFintech Holding, Ltd.
*ADR
(Consumer Finance) 4,532 35,576
Li Auto, Inc.
*ADR
(Automobiles) 28,415 693,043
Lufax Holding, Ltd.
*ADR
(Consumer Finance) 20,946 60,743
MINISO Group Holding, Ltd.
*ADR(a)
(Broadline Retail) 5,405 97,452
NetEase, Inc.
ADR
(Entertainment) 8,055 862,369
New Oriental Education & Technology Group, Inc.
*ADR
(Diversified Consumer Services) 5,328 260,273
NIO, Inc.
*ADR(a)
(Automobiles) 73,986 299,643
PDD Holdings, Inc.
*ADR
(Broadline Retail) 23,885 2,521,539
Qifu Technology, Inc.
ADR
(Consumer Finance) 4,722 193,745
RLX Technology, Inc.
*ADR
(Tobacco) 27,007 50,233
Structure Therapeutics, Inc.
*ADR(a)
(Pharmaceuticals) 2,191 59,157
TAL Education Group
*ADR
(Diversified Consumer
Services) 24,136 211,190
Tencent Music Entertainment Group
ADR
(Entertainment) 28,136 377,585
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 13,710 808,752
Common Stocks (80.5%), continued
Shares Value
Up Fintech Holding, Ltd.
*ADR
(Capital Markets) 4,347 $ 35,863
Vipship Holdings, Ltd.
ADR
(Broadline Retail) 14,841 202,134
Weibo Corp.
ADR
(Interactive Media & Services) 3,624 29,354
XPeng, Inc.
*ADR
(Automobiles) 28,954 538,544
Zai Lab, Ltd.
*ADR
(Biotechnology) 4,168 132,084
ZEEKR Intelligent Technology Holding, Ltd.
*ADR
(Automobiles) 848 18,232
ZTO Express Cayman, Inc.
ADR
(Air Freight & Logistics) 16,079 297,462
TOTAL COMMON STOCKS
  (Cost $10,409,456) 16,602,264
Repurchase Agreements
(b) (c)
( 27 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $5,598,657 $ 5,598,000 5,598,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,598,000) 5,598,000
Collateral for Securities Loaned
(d)
(3.5%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(e)
725,198 725,198
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $725,198) 725,198
TOTAL INVESTMENT SECURITIES
  (Cost $16,732,654)— 111.2% 22,925,462
Net other assets (liabilities) — ( 11 .2 ) % (2,314,232)
NET ASSETS — 100.0% $ 20,611,230
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $692,203.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $4,781,000.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P China Select ADR Index
(USD) Goldman Sachs International 5/27/25 5.08% $ 3,538,236 $ 11,866
S&P China Select ADR Index
(USD) UBS AG 5/27/25 4.93% 21,104,505 70,370
$24,642,741 $82,236
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraChina ProFund
UltraChina ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 31,674 0.2%
Air Freight & Logistics 297,462 1.4%
Automobiles 1,549,462 7.5%
Biotechnology 971,395 4.7%
Broadline Retail 7,608,526 36.9%
Capital Markets 35,863 0.2%
Consumer Finance 338,725 1.6%
Diversified Consumer Services 471,463 2.3%
Electrical Equipment 45,520 0.2%
Entertainment 1,485,504 7.2%
Ground Transportation 367,655 1.8%
Hotels, Restaurants & Leisure 1,104,286 5.4%
Interactive Media & Services 1,224,557 5.9%
IT Services 260,548 1.3%
Pharmaceuticals 59,157 0.3%
Real Estate Management & Development 624,530 3.0%
Semiconductors & Semiconductor Equipment 56,965 0.3%
Software 10,535 0.1%
Technology Hardware, Storage & Peripherals 8,204
NM
Tobacco 50,233 0.2%
Other
**
4,008,966 19 .5%
Total $ 20,611,230 100.0%
UltraChina ProFund invested in securities with exposure to the following countries as or
April 30, 2025:
Value
% of Net
Assets
China $ 16,602,264 80.5%
Other
**
4,008,966 19 .5%
Total $ 20,611,230 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraDow 30 ProFund
.
Common Stocks ( 74 .8% )
Shares Value
3M Co. (Industrial Conglomerates) 3,943 $ 547,722
Amazon.com, Inc.
*
(Broadline Retail) 3,941 726,799
American Express Co. (Consumer Finance) 3,945 1,050,987
Amgen, Inc. (Biotechnology) 3,946 1,147,970
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 3,941 837,463
Caterpillar, Inc. (Machinery) 3,946 1,220,379
Chevron Corp. (Oil, Gas & Consumable Fuels) 3,942 536,349
Cisco Systems, Inc. (Communications Equipment) 3,944 227,687
Honeywell International, Inc. (Industrial Conglomerates) 3,941 829,581
International Business Machines Corp. (IT Services) 3,943 953,496
Johnson & Johnson (Pharmaceuticals) 3,942 616,174
JPMorgan Chase & Co. (Banks) 3,943 964,537
McDonald's Corp. (Hotels, Restaurants & Leisure) 3,946 1,261,339
Merck & Co., Inc. (Pharmaceuticals) 3,944 336,029
Microsoft Corp. (Software) 3,946 1,559,696
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 3,944 222,442
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 3,942 429,363
Salesforce, Inc. (Software) 3,944 1,059,792
The Boeing Co.
*
(Aerospace & Defense) 3,941 722,149
The Coca-Cola Co. (Beverages) 3,945 286,210
The Goldman Sachs Group, Inc. (Capital Markets) 3,946 2,160,632
The Home Depot, Inc. (Specialty Retail) 3,946 1,422,493
The Procter & Gamble Co. (Household Products) 3,941 640,688
The Sherwin-Williams Co. (Chemicals) 3,946 1,392,622
The Travelers Cos., Inc. (Insurance) 3,943 1,041,465
The Walt Disney Co. (Entertainment) 3,943 358,616
Common Stocks (74.8%), continued
Shares Value
UnitedHealth Group, Inc. (Health Care Providers &
Services) 3,946 $ 1,623,542
Verizon Communications, Inc. (Diversified
Telecommunication Services) 3,947 173,905
Visa, Inc. - Class A (Financial Services) 3,946 1,363,343
Walmart, Inc. (Consumer Staples Distribution & Retail) 3,943 383,457
TOTAL COMMON STOCKS
  (Cost $9,140,969) 26,096,927
Repurchase Agreements
(a)(b)
(23.7%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $8,275,972 $ 8,275,000 8,275,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,275,000) 8,275,000
TOTAL INVESTMENT SECURITIES
  (Cost $17,415,969)— 98.5% 34,371,927
Net other assets (liabilities) — 1 .5% 516,972
NET ASSETS — 100.0% $ 34,888,899
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $5,412,000.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Dow Jones Futures Contracts 6 6/23/25 $ 1,223,100 $ (31,530)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 5/27/25 5.08% $ 17,717,115 $ 182,665
SPDR Dow Jones Industrial
Average ETF Goldman Sachs International 5/27/25 4.92% 6,111,916 59,568
$23,829,031 $242,233
Dow Jones Industrial Average UBS AG 5/27/25 5.13% 15,501,196 164,012
SPDR Dow Jones Industrial
Average ETF UBS AG 5/27/25 5.13% 3,163,534 30,796
$18,664,730 $194,808
$42,493,761 $437,041
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraDow 30 ProFund
UltraDow 30 ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 722,149 2.1%
Banks 964,537 2.8%
Beverages 286,210 0.8%
Biotechnology 1,147,970 3.3%
Broadline Retail 726,799 2.1%
Capital Markets 2,160,632 6.2%
Chemicals 1,392,622 4.0%
Communications Equipment 227,687 0.7%
Consumer Finance 1,050,987 3.0%
Consumer Staples Distribution & Retail 383,457 1.1%
Diversified Telecommunication Services 173,905 0.5%
Entertainment 358,616 1.0%
Financial Services 1,363,343 3.9%
Health Care Providers & Services 1,623,542 4.7%
Hotels, Restaurants & Leisure 1,261,339 3.6%
Household Products 640,688 1.9%
Industrial Conglomerates 1,377,303 3.9%
Insurance 1,041,465 3.0%
IT Services 953,496 2.7%
Machinery 1,220,379 3.5%
Oil, Gas & Consumable Fuels 536,349 1.5%
Pharmaceuticals 952,203 2.7%
Semiconductors & Semiconductor Equipment 429,363 1.2%
Software 2,619,488 7.5%
Specialty Retail 1,422,493 4.1%
Technology Hardware, Storage & Peripherals 837,463 2.4%
Textiles, Apparel & Luxury Goods 222,442 0.6%
Other
**
8,791,972 25 .2%
Total $ 34,888,899 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraEmerging Markets ProFund
Common Stocks ( 82 .3% )
Shares Value
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 6,904 $ 824,544
Ambev S.A.
ADR
(Beverages) 17,517 44,318
America Movil S.A.B. de C.V.
ADR
(Wireless
Telecommunication Services) 3,479 59,978
ASE Technology Holding Co., Ltd.
ADR
(Semiconductors
& Semiconductor Equipment) 7,090 61,896
Baidu, Inc.
*ADR
(Interactive Media & Services) 1,174 103,101
Banco Bradesco S.A.
ADR
(Banks) 21,229 52,223
Banco de Chile
ADR
(Banks) 967 28,546
BeiGene, Ltd.
*ADR
(Biotechnology) 272 70,668
Bilibili, Inc.
*ADR(a)
(Entertainment) 1,173 20,528
Cemex S.A.B. de C.V.
ADR
(Construction Materials) 6,806 41,993
Centrais Eletricas Brasileiras S.A.
ADR
(Electric Utilities) 4,096 31,539
Chunghwa Telecom Co., Ltd.
ADR
(Diversified
Telecommunication Services) 1,590 64,300
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
ADR
(Water Utilities) 1,733 35,232
Dr. Reddy's Laboratories, Ltd.
ADR
(Pharmaceuticals) 2,598 36,164
Embraer S.A.
*ADR
(Aerospace & Defense) 725 33,307
Fomento Economico Mexicano S.A.B. de C.V.
ADR
(Beverages) 724 76,245
Full Truck Alliance Co., Ltd.
ADR
(Ground Transportation) 2,999 34,069
Gold Fields, Ltd.
ADR
(Metals & Mining) 3,687 83,105
Grupo Aeroportuario del Pacifico S.A.B. de C.V.
ADR
(Transportation Infrastructure) 165 33,909
H World Group, Ltd.
ADR
(Hotels, Restaurants & Leisure) 716 24,516
Harmony Gold Mining Co., Ltd.
ADR
(Metals & Mining) 2,256 35,893
HDFC Bank, Ltd.
ADR
(Banks) 6,293 457,438
ICICI Bank, Ltd.
ADR
(Banks) 9,341 313,484
Infosys, Ltd.
ADR
(IT Services) 14,536 255,833
Itau Unibanco Holding S.A.
ADR
(Banks) 21,722 137,065
JD.com, Inc.
ADR
(Broadline Retail) 5,880 191,806
KB Financial Group, Inc.
ADR
(Banks) 1,447 91,132
KE Holdings, Inc.
ADR
(Real Estate Management &
Development) 2,731 55,439
Li Auto, Inc.
*ADR
(Automobiles) 2,484 60,585
NetEase, Inc.
ADR
(Entertainment) 1,473 157,699
New Oriental Education & Technology Group, Inc.
*ADR
(Diversified Consumer Services) 486 23,741
NIO, Inc.
*ADR(a)
(Automobiles) 7,721 31,270
PDD Holdings, Inc.
*ADR
(Broadline Retail) 2,153 227,292
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 7,665 86,538
POSCO Holdings, Inc.
ADR
(Metals & Mining) 1,183 53,862
Shinhan Financial Group Co., Ltd.
ADR
(Banks) 1,947 70,053
Suzano S.A.
ADR
(Paper & Forest Products) 2,799 24,799
Taiwan Semiconductor Manufacturing Co., Ltd.
ADR
(Semiconductors & Semiconductor Equipment) 6,746 1,124,490
TAL Education Group
*ADR
(Diversified Consumer
Services) 2,342 20,493
Telkom Indonesia(Persero) Tbk PT
ADR
(Diversified
Telecommunication Services) 1,813 28,337
Tencent Music Entertainment Group
ADR
(Entertainment) 2,784 37,361
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 2,162 127,536
Common Stocks (82.3%), continued
Shares Value
United Microelectronics Corp.
ADR(a)
(Semiconductors &
Semiconductor Equipment) 9,621 $ 67,732
Vale S.A.
ADR
(Metals & Mining) 14,744 137,267
Vipship Holdings, Ltd.
ADR
(Broadline Retail) 1,397 19,027
Wipro, Ltd.
ADR
(IT Services) 11,939 34,146
Woori Financial Group, Inc.
ADR
(Banks) 884 32,770
XPeng, Inc.
*ADR
(Automobiles) 2,714 50,480
ZTO Express Cayman, Inc.
ADR
(Air Freight & Logistics) 1,563 28,916
TOTAL COMMON STOCKS
  (Cost $2,986,553) 5,742,665
Preferred Stocks (1.3%)
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 8,660 91,450
TOTAL PREFERRED STOCKS
  (Cost $24,756) 91,450
Repurchase Agreements
(b) (c)
( 14 .0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $991,116 $ 991,000 991,000
TOTAL REPURCHASE AGREEMENTS
(Cost $991,000) 991,000
Collateral for Securities Loaned
(d)
(1.6%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(e)
111,081 111,081
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $111,081) 111,081
TOTAL INVESTMENT SECURITIES
  (Cost $4,113,390)— 97.9% 6,936,196
Net other assets (liabilities) — 2 .1% 147,409
NET ASSETS — 100.0% $ 7,083,605
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $105,773.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $209,000.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 5/27/25 5.08% $ 4,425,557 $ 29,700
S&P Emerging 50 ADR Index
(USD) UBS AG 5/27/25 5.13% 3,928,211 30,878
$8,353,768 $60,578

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraEmerging Markets ProFund
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraEmerging Markets ProFund invested in the following industries as of April
30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 33,306 0.4%
Air Freight & Logistics 28,916 0.4%
Automobiles 142,335 2.0%
Banks 1,182,712 16.7%
Beverages 120,562 1.7%
Biotechnology 70,669 1.0%
Broadline Retail 1,262,670 17.8%
Construction Materials 41,993 0.6%
Diversified Consumer Services 44,233 0.6%
Diversified Telecommunication Services 92,637 1.3%
Electric Utilities 31,539 0.4%
Entertainment 215,588 3.0%
Ground Transportation 34,069 0.5%
Hotels, Restaurants & Leisure 152,052 2.2%
Interactive Media & Services 103,101 1.5%
IT Services 289,979 4.1%
Metals & Mining 310,127 4.4%
Oil, Gas & Consumable Fuels 177,988 2.5%
Paper & Forest Products 24,799 0.3%
Pharmaceuticals 36,164 0.5%
Real Estate Management & Development 55,439 0.8%
Semiconductors & Semiconductor Equipment 1,254,118 17.7%
Transportation Infrastructure 33,909 0.5%
Water Utilities 35,232 0.5%
Wireless Telecommunication Services 59,978 0.9%
Other
**
1,249,490 17 .7%
Total $ 7,083,605 100.0%
UltraEmerging Markets ProFund invested in securities with exposure to the following countries as or April 30, 2025:
Value
% of Net
Assets
Brazil $ 673,738 9.2%
Chile 28,546 0.4%
China 2,109,072 29.8%
India 1,097,065 15.5%
Indonesia 28,337 0.4%
Mexico 212,124 3.1%
South Africa 118,998 1.7%
South Korea 247,817 3.6%
Taiwan 1,318,418 18.6%
Other
**
1,249,490 17 .7%
Total $ 7,083,605 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraInternational ProFund
Repurchase Agreements
(a)(b)
(100.0%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $6,926,813 $ 6,926,000 $ 6,926,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,926,000) 6,926,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,926,000)— 100.0% 6,926,000
Net other assets (liabilities) — N M (2,405)
NET ASSETS — 100.0% $ 6,923,595
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $370,000.
NM
Not meaningful, amount is less than 0.05%
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 5/27/25 4.98% $ 7,379,679 $ (2,469)
MSCI EAFE Index UBS AG 5/27/25 5.13% 6,508,071 (1,903)
$13,887,750 $(4,372)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraJapan ProFund
Repurchase Agreements
(a)(b)
( 71.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $11,468,347 $ 11,467,000 $ 11,467,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,467,000) 11,467,000
TOTAL INVESTMENT SECURITIES
  (Cost $11,467,000)— 71.1% 11,467,000
Net other assets (liabilities) —  28.9% 4,663,019
NET ASSETS — 100.0% $ 16,130,019
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $40,000.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Futures Contracts 177 6/13/25 $ 32,067,975 $ (27,703)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Stock Average Goldman Sachs International 5/27/25 4.78% $ 245,776 $ 598
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraLatin America ProFund
ui
Common Stocks ( 82.4% )
Shares Value
Ambev S.A.
ADR
(Beverages) 87,582 $ 221,582
America Movil S.A.B. de C.V.
ADR
(Wireless
Telecommunication Services) 17,771 306,372
Banco Bradesco S.A.
ADR
(Banks) 104,971 258,229
Banco de Chile
ADR
(Banks) 4,411 130,212
Banco Macro S.A.
*ADR
(Banking) 436 38,595
BANCO SANTANDER CHILE ADR
*ADR
(Banks) 3,086 74,342
Bancolombia S.A.
ADR
(Banks) 2,244 90,478
Cemex S.A.B. de C.V.
ADR
(Construction Materials) 30,048 185,396
Centrais Eletricas Brasileiras S.A.
ADR
(Electric Utilities) 18,106 139,416
Cia De Minas Buenaventura S.A.A
ADR
(Metals &
Mining) 4,747 67,218
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
ADR
(Water Utilities) 9,090 184,800
Cia Energetica de Minas Gerais
ADR
(Electric Utilities) 37,818 71,476
Coca-Cola FEMSA SAB de CV
ADR
(Beverages) 1,043 98,178
Corp Inmobiliaria Vesta SAB de CV
ADR
(Real Estate
Management & Development) 1,752 48,040
Ecopetrol S.A.
ADR(a)
(Oil, Gas & Consumable Fuels) 4,897 39,715
Embraer S.A.
*ADR
(Aerospace & Defense) 3,454 158,677
Fomento Economico Mexicano S.A.B. de C.V.
ADR
(Beverages) 3,449 363,215
Gerdau S.A.
*ADR
(Metals & Mining) 26,477 69,105
Grupo Aeroportuario del Centro Norte
ADR
(Transportation
Infrastructure) 684 60,855
Grupo Aeroportuario del Pacifico S.A.B. de C.V.
ADR
(Transportation Infrastructure) 810 166,463
Grupo Aeroportuario del Sureste S.A.B. de C.V.
ADR
(Transportation Infrastructure) 346 109,523
Grupo Financiero Galicia S.A.
*ADR
(Banks) 2,387 144,175
Itau Unibanco Holding S.A.
ADR
(Banks) 106,284 670,652
Latam Airlines Group S.A.
*ADR(a)
(Airlines) 1,860 58,497
Pampa Energia SA
*ADR
(Electric Utilities) 574 40,748
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 37,098 418,836
Sociedad Quimica y Minera de Chile S.A.
ADR(a)
(Chemicals) 2,835 96,957
Suzano S.A.
ADR
(Paper & Forest Products) 13,801 122,277
Telefonica Brasil S.A.
ADR
(Diversified
Telecommunication Services) 7,768 75,427
TIM SA Brazil
ADR
(Wireless Telecommunication
Services) 3,172 52,909
Ultrapar Participacoes S.A.
ADR(a)
(Oil, Gas & Consumable
Fuels) 14,392 45,335
Vale S.A.
ADR
(Metals & Mining) 71,498 665,646
Vista Energy SAB de CV
*ADR
(Oil, Gas & Consumable
Fuels) 1,531 69,155
Common Stocks (82.4%), continued
Shares Value
YPF S.A.
*ADR
(Oil, Gas & Consumable Fuels) 3,825 $ 113,985
TOTAL COMMON STOCKS
  (Cost $2,892,647) 5,456,486
Preferred Stocks (6.3%)
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 42,897 452,992
TOTAL PREFERRED STOCKS
  (Cost $93,393) 452,992
Repurchase Agreements
(b)(c)
( 16.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $1,147,135 $ 1,147,000 1,147,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,147,000) 1,147,000
Collateral for Securities Loaned
(d)
(3.3%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(e)
236,911 236,911
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $236,911) 236,911
TOTAL INVESTMENT SECURITIES
  (Cost $4,369,951)— 101.7% 7,293,389
Net other assets (liabilities) —  (1.7)% (121,018)
NET ASSETS — 100.0% $ 7,172,371
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $224,469.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $224,000.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Latin America 35 ADR
Index (USD) Goldman Sachs International 5/27/25 5.08% $ 3,833,067 $ (27,863)
S&P Latin America 35 ADR
Index (USD) UBS AG 5/27/25 4.93% 4,575,054 (32,866)
$8,408,121 $(60,729)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraLatin America ProFund
UltraLatin America ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 158,677 2.2%
Airlines 58,497 0.8%
Banking 38,595 0.5%
Banks 1,368,088 19.1%
Beverages 682,974 9.5%
Chemicals 96,957 1.3%
Construction Materials 185,396 2.6%
Diversified Telecommunication Services 75,428 1.1%
Electric Utilities 251,640 3.5%
Metals & Mining 801,969 11.2%
Oil, Gas & Consumable Fuels 1,140,018 15.9%
Paper & Forest Products 122,277 1.7%
Real Estate Management & Development 48,040 0.7%
Transportation Infrastructure 336,841 4.7%
Water Utilities 184,800 2.6%
Wireless Telecommunication Services 359,281 5.0%
Other
**
1,262,893 17.6%
Total $ 7,172,371 100.0%
UltraLatin America ProFund invested in securities with exposure to the following countries as or April 30, 2025:
Value
% of Net
Assets
Argentina $ 337,503 4.7%
Brazil 3,607,359 50.3%
Chile 360,009 4.9%
Colombia 130,193 1.9%
Mexico 1,407,196 19.7%
Peru 67,218 0.9%
Other
**
1,262,893 17.6%
Total $ 7,172,371 100.0%
** Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraMid-Cap ProFund
Common Stocks ( 74.7% )
Shares Value
AAON, Inc. (Building Products) 534 $ 48,738
Abercrombie & Fitch Co.
*
(Specialty Retail) 400 27,768
Acadia Healthcare Company, Inc.
*
(Health Care
Providers & Services) 736 17,222
Acuity Brands, Inc. (Electrical Equipment) 243 59,197
Advanced Drainage Systems, Inc. (Building Products) 560 63,554
AECOM (Construction & Engineering) 1,053 103,878
Affiliated Managers Group, Inc. (Capital Markets) 233 38,592
AGCO Corp. (Machinery) 493 41,821
Agree Realty Corp. (Retail REITs) 849 65,891
Alaska Air Group, Inc.
*
(Passenger Airlines) 975 43,163
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 3,219 70,754
Alcoa Corp. (Metals & Mining) 2,049 50,262
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,039 19,814
ALLETE, Inc. (Electric Utilities) 458 29,994
Ally Financial, Inc. (Consumer Finance) 2,180 71,198
Amcor PLC (Containers & Packaging) 1 7
Amedisys, Inc.
*
(Health Care Providers & Services) 258 24,484
American Airlines Group, Inc.
*
(Passenger Airlines) 5,218 51,919
American Financial Group, Inc. (Insurance) 571 72,323
American Homes 4 Rent - Class A (Residential REITs) 2,517 94,111
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 901 15,722
Annaly Capital Management, Inc. (Mortgage REITs) 4,591 89,983
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 2,661 44,040
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 2,322 80,874
Appfolio, Inc.
*
- Class A (Software) 184 38,000
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 305 74,200
AptarGroup, Inc. (Containers & Packaging) 527 79,024
Aramark (Hotels, Restaurants & Leisure) 2,105 70,369
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 414 46,103
ASGN, Inc.
*
(IT Services) 350 17,633
Ashland, Inc. (Chemicals) 375 20,396
Associated Banc-Corp. (Banks) 1,302 28,722
ATI, Inc.
*
(Metals & Mining) 1,132 61,558
Autoliv, Inc. (Automobile Components) 566 52,767
AutoNation, Inc.
*
(Specialty Retail) 206 35,875
Avantor, Inc.
*
(Life Sciences Tools & Services) 5,403 70,185
Avient Corp. (Chemicals) 725 24,150
Avis Budget Group, Inc. (Ground Transportation) 134 12,412
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 684 32,141
Axalta Coating Systems, Ltd.
*
(Chemicals) 1,732 56,290
Bank OZK (Banks) 837 35,656
Bath & Body Works, Inc. (Retail - Discretionary) 1,719 52,447
Belden, Inc. (Electronic Equipment, Instruments &
Components) 319 32,892
BellRing Brands, Inc.
*
(Personal Care Products) 1,018 78,529
BILL Holdings, Inc.
*
(Software) 744 33,904
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 1,511 96,236
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 151 36,856
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 1,047 123,085
Black Hills Corp. (Multi-Utilities) 567 34,530
Blackbaud, Inc.
*
(Software) 301 18,223
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 526 36,368
Brighthouse Financial, Inc.
*
(Insurance) 464 27,014
Brixmor Property Group, Inc. (Retail REITs) 2,428 60,481
Bruker Corp. (Life Sciences Tools & Services) 880 35,253
Brunswick Corp. (Leisure Products) 525 24,176
Burlington Stores, Inc.
*
(Specialty Retail) 499 112,294
BWX Technologies, Inc. (Aerospace & Defense) 725 79,112
Common Stocks (74.7%), continued
Shares Value
Cabot Corp. (Chemicals) 429 $ 33,694
CACI International, Inc.
*
- Class A (Professional
Services) 177 81,043
Cadence Bank (Banks) 1,458 42,661
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 939 14,123
Carlisle Cos., Inc. (Building Products) 352 133,578
Carpenter Technology Corp. (Metals & Mining) 397 77,657
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 295 136,463
Cava Group, Inc.
*
(Leisure Facilities & Services) 697 64,424
Celsius Holdings, Inc.
*
(Beverages) 1,248 43,630
ChampionX Corp. (Energy Equipment & Services) 1,514 36,533
Chart Industries, Inc.
*
(Machinery) 334 45,083
Chemed Corp. (Health Care Providers & Services) 119 69,200
Chewy, Inc.
*
(Specialty Retail) 1,315 49,313
Choice Hotels International, Inc. (Hotels, Restaurants &
Leisure) 177 22,321
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 486 43,852
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 583 52,709
Ciena Corp.
*
(Communications Equipment) 1,128 75,756
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 421 40,433
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels) 706 19,239
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 403 86,218
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 3,842 31,658
CNH Industrial N.V. (Machinery) 6,936 80,250
CNO Financial Group, Inc. (Insurance) 807 30,618
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 1,182 34,786
Coca-Cola Consolidated, Inc. (Beverages) 47 63,724
Cognex Corp. (Electronic Equipment, Instruments &
Components) 1,350 36,855
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 1,229 79,049
Columbia Banking System, Inc. (Banks) 1,664 37,307
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 253 15,729
Comerica, Inc. (Banks) 1,042 56,008
Comfort Systems USA, Inc. (Construction &
Engineering) 281 111,712
Commerce Bancshares, Inc. (Banks) 968 58,796
Commercial Metals Co. (Metals & Mining) 904 40,264
CommVault Systems, Inc.
*
(Software) 348 58,161
Concentrix Corp. (Professional Services) 368 18,790
COPT Defense Properties (Office REITs) 895 23,368
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 1,506 79,336
Coty, Inc.
*
- Class A (Personal Care Products) 2,908 14,685
Cousins Properties, Inc. (Office REITs) 1,330 36,628
Crane Co. (Machinery) 387 62,299
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 390 18,299
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 446 43,003
Crown Holdings, Inc. (Containers & Packaging) 928 89,395
CubeSmart (Specialized REITs) 1,793 72,921
Cullen/Frost Bankers, Inc. (Banks) 510 59,400
Curtiss-Wright Corp. (Aerospace & Defense) 298 102,777
Cytokinetics, Inc.
*
(Biotechnology) 937 40,141
Darling Ingredients, Inc.
*
(Food Products) 1,264 40,688
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 1,579 21,948
Dick's Sporting Goods, Inc. (Specialty Retail) 458 85,985
DocuSign, Inc.
*
(Software) 1,602 130,963
Dolby Laboratories, Inc. - Class A (Software) 487 37,397
Donaldson Co., Inc. (Machinery) 947 62,246
Doximity, Inc.
*
- Class A (Health Care Technology) 1,059 60,236
Dropbox, Inc.
*
- Class A (Software) 1,718 49,049

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraMid-Cap ProFund
Common Stocks (74.7%), continued
Shares Value
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 805 $ 78,246
Duolingo, Inc.
*
(Diversified Consumer Services) 299 116,454
Dynatrace, Inc.
*
(Software) 2,374 111,507
Eagle Materials, Inc. (Construction Materials) 262 59,314
East West Bancorp, Inc. (Banks) 1,100 94,106
EastGroup Properties, Inc. (Industrial REITs) 411 67,166
EchoStar Corp.
*
- Class A (Media) 960 21,581
elf Beauty, Inc.
*
(Personal Care Products) 447 27,656
EMCOR Group, Inc. (Construction & Engineering) 366 146,657
Encompass Health Corp. (Health Care Providers &
Services) 801 93,709
EnerSys (Electrical Equipment) 314 27,192
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 1,198 94,785
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 1,368 21,997
EPR Properties (Specialized REITs) 601 29,743
Equitable Holdings, Inc. (Financial Services) 2,457 121,498
Equity LifeStyle Properties, Inc. (Residential REITs) 1,517 98,271
Esab Corp. (Machinery) 449 53,934
Essent Group, Ltd. (Financial Services) 832 47,366
Essential Utilities, Inc. (Water Utilities) 2,004 82,425
Euronet Worldwide, Inc.
*
(Financial Services) 329 32,604
Evercore Partners, Inc. (Capital Markets) 280 57,481
Exelixis, Inc.
*
(Biotechnology) 2,221 86,952
ExlService Holdings, Inc.
*
(Professional Services) 1,276 61,860
Exponent, Inc. (Professional Services) 404 31,787
F.N.B. Corp. (Banks) 2,854 37,359
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 288 59,057
Federated Hermes, Inc. (Capital Markets) 618 25,097
Fidelity National Financial, Inc. (Insurance) 2,062 132,071
First American Financial Corp. (Insurance) 817 49,682
First Financial Bankshares, Inc. (Banks) 1,020 34,180
First Horizon Corp. (Banks) 4,159 75,195
First Industrial Realty Trust, Inc. (Industrial REITs) 1,050 49,959
FirstCash Holdings, Inc. (Consumer Finance) 311 41,662
Five Below, Inc.
*
(Specialty Retail) 437 33,164
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 3,040 104,394
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 850 60,724
Flowers Foods, Inc. (Food Products) 1,556 27,370
Flowserve Corp. (Machinery) 1,042 47,130
Fluor Corp.
*
(Construction & Engineering) 1,361 47,485
Fortune Brands Innovations, Inc. (Building Products) 985 53,013
Frontier Communications Parent, Inc.
*
(Diversified
Telecommunication Services) 1,758 63,728
FTI Consulting, Inc.
*
(Professional Services) 279 46,392
GameStop Corp.
*
- Class A (Specialty Retail) 3,225 89,849
Gaming and Leisure Properties, Inc. (Specialized REITs) 2,177 104,191
GATX Corp. (Trading Companies & Distributors) 281 41,015
Genpact, Ltd. (Professional Services) 1,275 64,082
Gentex Corp. (Automobile Components) 1,806 39,335
Glacier Bancorp, Inc. (Banks) 903 36,806
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 903 64,808
Graco, Inc. (Machinery) 1,341 109,439
Graham Holdings Co. - Class B (Diversified Consumer
Services) 25 23,001
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 229 40,847
Graphic Packaging Holding Co. (Containers &
Packaging) 2,382 60,288
Greif, Inc. - Class A (Containers & Packaging) 207 10,863
Common Stocks (74.7%), continued
Shares Value
Guidewire Software, Inc.
*
(Software) 661 $ 135,352
GXO Logistics, Inc.
*
(Air Freight & Logistics) 950 34,428
H&R Block, Inc. (Diversified Consumer Services) 1,062 64,113
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 399 25,145
Halozyme Therapeutics, Inc.
*
(Biotechnology) 1,008 61,911
Hamilton Lane, Inc. - Class A (Capital Markets) 343 52,990
Hancock Whitney Corp. (Banks) 681 35,473
Harley-Davidson, Inc. (Automobiles) 909 20,380
Healthcare Realty Trust, Inc. (Health Care REITs) 2,814 43,701
HealthEquity, Inc.
*
(Health Care Providers & Services) 689 59,061
Hexcel Corp. (Aerospace & Defense) 645 31,263
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels) 1,272 38,249
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 493 16,580
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 1,517 50,213
Home BancShares, Inc. (Banks) 1,469 40,765
Houlihan Lokey, Inc. (Capital Markets) 427 69,208
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 338 38,086
IDACORP, Inc. (Electric Utilities) 422 49,834
Illumina, Inc.
*
(Life Sciences Tools & Services) 1,258 97,620
Independence Realty Trust, Inc. (Residential REITs) 1,831 35,576
Ingredion, Inc. (Food Products) 513 68,136
Insperity, Inc. (Professional Services) 280 18,203
Interactive Brokers Group, Inc. (Capital Markets) 864 148,478
International Bancshares Corp. (Banks) 424 25,881
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 211 12,637
Iridium Communications, Inc. (Diversified
Telecommunication Services) 864 20,848
ITT, Inc. (Machinery) 646 88,515
Janus Henderson Group PLC (Capital Markets) 1,010 33,542
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 481 56,258
Jefferies Financial Group, Inc. (Capital Markets) 1,291 60,328
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 377 85,734
KB Home (Household Durables) 551 29,771
KBR, Inc. (Professional Services) 1,057 55,820
Kemper Corp. (Insurance) 478 28,259
Kilroy Realty Corp. (Office REITs) 845 26,626
Kinsale Capital Group, Inc. (Insurance) 175 76,171
Kirby Corp.
*
(Marine Transportation) 455 43,848
Kite Realty Group Trust (Retail REITs) 1,743 37,736
Knife River Corp.
*
(Construction Materials) 447 41,741
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 1,284 50,294
Kyndryl Holdings, Inc.
*
(IT Services) 1,848 59,912
Lamar Advertising Co. - Class A (Specialized REITs) 698 79,439
Lancaster Colony Corp. (Food Products) 151 24,580
Landstar System, Inc. (Ground Transportation) 279 37,428
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 552 57,596
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 1,095 53,578
Lear Corp. (Automobile Components) 425 36,444
Light & Wonder, Inc.
*
(Hotels, Restaurants & Leisure) 702 59,937
Lincoln Electric Holdings, Inc. (Machinery) 447 78,761
Lithia Motors, Inc. (Specialty Retail) 213 62,358
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 196 35,733
LivaNova PLC
*
(Health Care Equipment & Supplies) 429 15,873
Louisiana-Pacific Corp. (Paper & Forest Products) 496 42,810
Lumentum Holdings, Inc.
*
(Communications Equipment) 549 32,413

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraMid-Cap ProFund
Common Stocks (74.7%), continued
Shares Value
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 471 $ 48,866
Macy's, Inc. (Broadline Retail) 2,203 25,158
Manhattan Associates, Inc.
*
(Software) 486 86,212
ManpowerGroup, Inc. (Professional Services) 373 16,065
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 1,285 51,259
Marriott Vacations Worldwide Corp. (Hotels, Restaurants
& Leisure) 254 13,922
Masimo Corp.
*
(Health Care Equipment & Supplies) 351 56,497
MasTec, Inc.
*
(Construction & Engineering) 489 62,259
Matador Resources Co. (Oil, Gas & Consumable Fuels) 921 36,416
Mattel, Inc.
*
(Leisure Products) 2,676 42,522
Maximus, Inc. (Professional Services) 447 29,931
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 198 61,061
MGIC Investment Corp. (Financial Services) 1,972 49,123
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 533 37,385
Morningstar, Inc. (Capital Markets) 215 61,215
MSA Safety, Inc. (Commercial Services & Supplies) 313 49,272
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 354 27,074
Mueller Industries, Inc. (Machinery) 903 66,425
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 1,088 22,337
Murphy USA, Inc. (Specialty Retail) 143 71,296
National Fuel Gas Co. (Gas Utilities) 719 55,205
National Retail Properties, Inc. (Retail REITs) 1,487 61,131
National Storage Affiliates Trust (Specialized REITs) 558 20,758
Neurocrine Biosciences, Inc.
*
(Biotechnology) 790 85,075
New Jersey Resources Corp. (Gas Utilities) 798 39,054
New York Community Bancorp, Inc. (Banks) 2,406 28,174
NewMarket Corp. (Chemicals) 60 36,918
Nexstar Media Group, Inc. (Media) 232 34,721
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 1,140 46,295
Nordstrom, Inc. (Broadline Retail) 774 18,684
NorthWestern Energy Group, Inc. (Multi-Utilities) 487 28,358
NOV, Inc. (Energy Equipment & Services) 3,023 35,097
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 288 34,232
nVent Electric PLC (Electrical Equipment) 1,306 71,713
OGE Energy Corp. (Electric Utilities) 1,595 72,382
Okta, Inc.
*
(IT Services) 1,293 145,023
Old National Bancorp (Banks) 2,531 52,113
Old Republic International Corp. (Insurance) 1,852 69,635
Olin Corp. (Chemicals) 918 19,847
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 487 51,676
Omega Healthcare Investors, Inc. (Health Care REITs) 2,237 87,356
ONE Gas, Inc. (Gas Utilities) 448 35,172
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 393 47,934
Option Care Health, Inc.
*
(Health Care Providers &
Services) 1,350 43,619
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 455 33,033
Oshkosh Corp. (Machinery) 517 43,304
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 2,067 69,410
Owens Corning (Building Products) 679 98,734
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,640 16,302
Parsons Corp.
*
(Professional Services) 371 24,805
Paylocity Holding Corp.
*
(Professional Services) 345 66,275
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 778 13,366
Penske Automotive Group, Inc. (Specialty Retail) 147 22,883
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 305 89,317
Common Stocks (74.7%), continued
Shares Value
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 1,239 $ 99,938
Permian Resources Corp. - Class A (Oil, Gas &
Consumable Fuels) 5,076 59,897
Perrigo Co. PLC (Pharmaceuticals) 1,082 27,829
Pilgrim's Pride Corp.
*
(Food Products) 319 17,411
Pinnacle Financial Partners, Inc. (Banks) 608 60,946
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 667 63,092
Polaris Industries, Inc. (Leisure Products) 416 14,127
Portland General Electric Co. (Electric Utilities) 867 36,518
Post Holdings, Inc.
*
(Food Products) 362 40,968
PotlatchDeltic Corp. (Specialized REITs) 568 21,806
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 450 22,104
Primerica, Inc. (Insurance) 262 68,662
Prosperity Bancshares, Inc. (Banks) 757 51,400
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 2,457 111,450
PVH Corp. (Textiles, Apparel & Luxury Goods) 442 30,489
Qualys, Inc.
*
(Software) 292 36,707
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 844 41,179
Range Resources Corp. (Oil, Gas & Consumable Fuels) 1,914 64,942
Rayonier, Inc. (Specialized REITs) 1,115 27,273
Rb Global, Inc. (Commercial Services & Supplies) 1,463 147,325
RBC Bearings, Inc.
*
(Machinery) 248 81,485
Regal Rexnord Corp. (Electrical Equipment) 526 55,672
Reinsurance Group of America, Inc. (Insurance) 524 98,150
Reliance Steel & Aluminum Co. (Metals & Mining) 428 123,363
RenaissanceRe Holdings, Ltd. (Insurance) 392 94,837
Repligen Corp.
*
(Life Sciences Tools & Services) 414 57,128
Rexford Industrial Realty, Inc. (Industrial REITs) 1,805 59,746
RH
*
(Specialty Retail) 120 22,084
RLI Corp. (Insurance) 660 48,847
Roivant Sciences, Ltd.
*
(Biotechnology) 3,340 38,811
Royal Gold, Inc. (Metals & Mining) 523 95,557
RPM International, Inc. (Chemicals) 1,020 108,884
Ryan Specialty Holdings, Inc. (Insurance) 843 55,225
Ryder System, Inc. (Ground Transportation) 334 45,982
Sabra Health Care REIT, Inc. (Health Care REITs) 1,877 33,504
Saia, Inc.
*
(Ground Transportation) 213 51,972
Sarepta Therapeutics, Inc.
*
(Biotechnology) 759 47,362
Science Applications International Corp. (Professional
Services) 389 47,081
SEI Investments Co. (Capital Markets) 764 59,814
Selective Insurance Group, Inc. (Insurance) 484 42,219
Sensata Technologies Holding PLC (Electrical
Equipment) 1,192 25,509
Service Corp. International (Diversified Consumer
Services) 1,145 91,486
Shift4 Payments, Inc.
*
- Class A (Financial Services) 545 44,581
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 255 25,949
Siligan Holdings, Inc. (Containers & Packaging) 645 33,314
Simpson Manufacturing Co., Inc. (Building Products) 335 51,486
Skechers U.S.A., Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 1,044 50,133
SLM Corp. (Consumer Finance) 1,672 48,338
Sonoco Products Co. (Containers & Packaging) 780 31,980
Sotera Health Co.
*
(Life Sciences Tools & Services) 1,213 13,950
SouthState Corp. (Banks) 779 67,602
Southwest Gas Holdings, Inc. (Gas Utilities) 479 34,589
Spire, Inc. (Gas Utilities) 462 35,361

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraMid-Cap ProFund
Common Stocks (74.7%), continued
Shares Value
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 794 $ 135,774
STAG Industrial, Inc. (Industrial REITs) 1,481 48,917
Starwood Property Trust, Inc. (Mortgage REITs) 2,541 48,762
Stifel Financial Corp. (Capital Markets) 810 69,409
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 312 17,366
Synovus Financial Corp. (Banks) 1,121 48,562
Taylor Morrison Home Corp.
*
(Household Durables) 820 47,027
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 598 66,258
Tempur Sealy International, Inc. (Household Durables) 1,518 92,688
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 755 107,927
Terex Corp. (Machinery) 528 18,586
Tetra Tech, Inc. (Commercial Services & Supplies) 2,128 66,372
Texas Capital Bancshares, Inc.
*
(Banks) 366 24,943
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 529 87,792
The Boston Beer Co., Inc.
*
- Class A (Beverages) 68 16,714
The Brink's Co. (Commercial Services & Supplies) 345 30,788
The Carlyle Group, Inc. (Capital Markets) 1,675 64,722
The Ensign Group, Inc. (Health Care Providers &
Services) 451 58,174
The Gap, Inc. (Specialty Retail) 1,767 38,697
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 2,262 24,611
The Hanover Insurance Group, Inc. (Insurance) 289 48,003
The Middleby Corp.
*
(Machinery) 426 56,807
The New York Times Co. - Class A (Media) 1,293 67,313
The Scotts Miracle-Gro Co. (Chemicals) 341 17,180
The Timken Co. (Machinery) 506 32,511
The Toro Co. (Machinery) 800 54,624
The Wendy's Co. (Hotels, Restaurants & Leisure) 1,361 17,013
The Western Union Co. (Financial Services) 2,682 26,579
Thor Industries, Inc. (Automobiles) 422 30,561
Toll Brothers, Inc. (Household Durables) 793 79,990
TopBuild Corp.
*
(Household Durables) 234 69,208
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 543 23,854
Trex Co., Inc.
*
(Building Products) 849 49,089
TXNM Energy, Inc. (Electric Utilities) 717 38,144
UFP Industries, Inc. (Building Products) 484 47,843
UGI Corp. (Gas Utilities) 1,705 55,907
UMB Financial Corp. (Banks) 541 51,162
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 1,500 8,580
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 1,017 5,532
United Bankshares, Inc. (Banks) 1,132 38,816
United States Steel Corp. (Metals & Mining) 1,786 78,066
United Therapeutics Corp.
*
(Biotechnology) 353 106,990
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 350 43,971
Unum Group (Insurance) 1,302 101,113
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 1,829 120,092
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 296 41,203
Valaris, Ltd.
*
(Energy Equipment & Services) 520 16,801
Valley National Bancorp (Banks) 3,770 32,422
Valmont Industries, Inc. (Construction & Engineering) 160 46,915
Valvoline, Inc.
*
(Specialty Retail) 1,008 34,534
VF Corp. (Textiles, Apparel & Luxury Goods) 2,627 31,209
Viper Energy, Inc. (Oil & Gas Producers) 1,041 41,984
Visteon Corp.
*
(Automobile Components) 219 17,343
Vontier Corp. (Electronic Equipment, Instruments &
Components) 1,180 37,536
Common Stocks (74.7%), continued
Shares Value
Vornado Realty Trust (Office REITs) 1,319 $ 46,535
Voya Financial, Inc. (Financial Services) 762 45,110
Warner Music Group Corp.
*
- Class A (Entertainment) 1,152 35,078
Watsco, Inc. (Trading Companies & Distributors) 276 126,916
Watts Water Technologies, Inc. - Class A (Machinery) 217 45,082
Weatherford International PLC (Energy Equipment &
Services) 576 23,846
Webster Financial Corp. (Banks) 1,361 64,375
WESCO International, Inc. (Trading Companies &
Distributors) 351 57,199
Western Alliance Bancorp (Banks) 865 60,299
Westlake Corp. (Chemicals) 263 24,309
WEX, Inc.
*
(Financial Services) 276 35,982
Whirlpool Corp. (Household Durables) 439 33,487
Wingstop, Inc. (Hotels, Restaurants & Leisure) 233 61,486
Wintrust Financial Corp. (Banks) 527 58,587
Woodward, Inc. (Aerospace & Defense) 470 88,158
WP Carey, Inc. (Equity REIT - Diversified) 1,735 108,333
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 616 52,545
XPO, Inc.
*
(Ground Transportation) 930 98,692
YETI Holdings, Inc.
*
(Leisure Products) 673 19,214
Zions Bancorp N.A. (Banks) 1,175 52,840
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 2,153 18,430
TOTAL COMMON STOCKS
  (Cost $13,657,767) 21,254,151
Repurchase Agreements
(a)(b)
( 24.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $7,009,823 $ 7,009,000 7,009,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,009,000) 7,009,000
TOTAL INVESTMENT SECURITIES
  (Cost $20,666,767)— 99.3% 28,263,151
Net other assets (liabilities) —  0.7% 201,332
NET ASSETS — 100.0% $ 28,464,483
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $4,553,000.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraMid-Cap ProFund
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P MidCap 400 Futures Contracts 9 6/23/25 $ 2,572,020 $ (68,288)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 5/27/25 4.98% $ 8,708,581 $ 27,092
SPDR S&P MidCap 400 ETF Goldman Sachs International 5/27/25 4.75% 5,589,844 13,449
$14,298,425 $40,541
S&P MidCap 400 UBS AG 5/27/25 5.13% 16,650,279 47,761
SPDR S&P MidCap 400 ETF UBS AG 5/27/25 5.13% 2,013,388 4,802
$18,663,667 $52,563
$32,962,092 $93,104
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraMid-Cap ProFund invested in the following industries as of April 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 301,310 1.1%
Air Freight & Logistics 34,428 0.1%
Automobile Components 170,500 0.6%
Automobiles 50,941 0.2%
Banks 1,390,555 4.9%
Beverages 124,068 0.4%
Biotechnology 563,478 2.0%
Broadline Retail 95,518 0.3%
Building Products 546,035 1.9%
Capital Markets 740,877 2.6%
Chemicals 341,669 1.2%
Commercial Services & Supplies 379,975 1.3%
Communications Equipment 108,169 0.3%
Construction & Engineering 518,906 1.8%
Construction Materials 101,055 0.4%
Consumer Finance 161,198 0.6%
Consumer Staples Distribution & Retail 737,365 2.6%
Containers & Packaging 304,871 1.1%
Diversified Consumer Services 335,901 1.2%
Diversified Telecommunication Services 84,576 0.3%
Electric Utilities 226,872 0.8%
Electrical Equipment 285,578 1.0%
Electronic Equipment, Instruments & Components 595,186 2.1%
Energy Equipment & Services 112,277 0.4%
Entertainment 35,078 0.1%
Equity REIT - Diversified 108,333 0.4%
Financial Services 402,843 1.4%
Food Products 219,153 0.8%
Value
% of Net
Assets
Gas Utilities $ 255,288 0.9%
Ground Transportation 296,780 1.1%
Health Care Equipment & Supplies 353,181 1.3%
Health Care Providers & Services 523,609 1.8%
Health Care REITs 164,561 0.6%
Health Care Technology 60,236 0.2%
Hotel & Resort REITs 16,302
NM
Hotels, Restaurants & Leisure 657,277 2.3%
Household Durables 352,171 1.2%
Independent Power/Renewable Electricity Producers 33,033 0.1%
Industrial REITs 225,788 0.8%
Insurance 1,042,829 3.6%
Interactive Media & Services 18,430 0.1%
IT Services 222,568 0.8%
Leisure Facilities & Services 64,424 0.2%
Leisure Products 100,039 0.4%
Life Sciences Tools & Services 372,053 1.3%
Machinery 1,068,302 3.8%
Marine Transportation 43,848 0.2%
Media 123,615 0.4%
Metals & Mining 558,385 2.0%
Mortgage REITs 138,745 0.5%
Multi-Utilities 62,888 0.2%
Office REITs 133,157 0.5%
Oil & Gas Producers 41,984 0.2%
Oil, Gas & Consumable Fuels 605,654 2.1%
Paper & Forest Products 42,810 0.1%
Passenger Airlines 95,082 0.3%
Personal Care Products 120,870 0.4%

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraMid-Cap ProFund
Value
% of Net
Assets
Pharmaceuticals $ 84,087 0.3%
Professional Services 562,133 2.0%
Real Estate Management & Development 85,734 0.3%
Residential REITs 227,958 0.8%
Retail - Discretionary 52,447 0.2%
Retail REITs 225,239 0.8%
Semiconductors & Semiconductor Equipment 509,086 1.8%
Software 735,475 2.6%
Specialized REITs 356,131 1.2%
Specialty Retail 746,824 2.6%
Technology Hardware, Storage & Peripherals 111,450 0.4%
Textiles, Apparel & Luxury Goods 198,798 0.7%
Trading Companies & Distributors 405,740 1.4%
Water Utilities 82,425 0.3%
Other
**
7,210,332 25.3%
Total $ 28,464,483 100.0%
NM
Not meaningful, amount is less than 0.05%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraNasdaq-100 ProFund
Common Stocks ( 75.0% )
Shares Value
Adobe, Inc.
*
(Software) 18,636 $ 6,988,127
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 69,440 6,759,984
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 18,549 2,261,494
Alphabet, Inc. - Class A (Interactive Media & Services) 101,596 16,133,445
Alphabet, Inc. - Class C (Interactive Media & Services) 95,743 15,404,091
Amazon.com, Inc.
*
(Broadline Retail) 184,585 34,041,167
American Electric Power Co., Inc. (Electric Utilities) 22,850 2,475,569
Amgen, Inc. (Biotechnology) 23,020 6,696,977
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 21,254 4,142,830
ANSYS, Inc.
*
(Software) 3,755 1,208,659
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 261,645 55,599,563
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 34,816 5,247,119
AppLovin Corp
*
- Class A (Software) 13,253 3,569,165
ARM Holdings PLC
*ADR(a)
(Semiconductors &
Semiconductor Equipment) 5,613 640,163
ASML Holding N.V.
ADRNYS
(Semiconductors &
Semiconductor Equipment) 3,869 2,584,801
AstraZeneca PLC
ADR
(Pharmaceuticals) 24,956 1,791,591
Atlassian Corp.
*
- Class A (Software) 7,026 1,604,106
Autodesk, Inc.
*
(Software) 9,212 2,526,391
Automatic Data Processing, Inc. (Professional Services) 17,436 5,241,261
Axon Enterprise, Inc.
*
(Aerospace & Defense) 3,284 2,014,077
Baker Hughes Co. (Energy Equipment & Services) 42,431 1,502,057
Biogen, Inc.
*
(Biotechnology) 6,273 759,535
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 1,405 7,164,488
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 135,027 25,988,646
Cadence Design Systems, Inc.
*
(Software) 11,745 3,496,956
CDW Corp. (Electronic Equipment, Instruments &
Components) 5,678 911,660
Charter Communications, Inc.
*
- Class A (Media) 6,082 2,383,293
Cintas Corp. (Commercial Services & Supplies) 17,292 3,660,371
Cisco Systems, Inc. (Communications Equipment) 170,479 9,841,753
Coca-Cola European Partners PLC (Beverages) 19,754 1,792,478
Cognizant Technology Solutions Corp. - Class A (IT
Services) 21,198 1,559,537
Comcast Corp. - Class A (Media) 161,620 5,527,404
Constellation Energy Corp. (Electric Utilities) 13,405 2,995,213
Copart, Inc.
*
(Commercial Services & Supplies) 41,402 2,526,764
CoStar Group, Inc.
*
(Real Estate Management &
Development) 17,578 1,303,760
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 19,021 18,916,385
Crowdstrike Holdings, Inc.
*
- Class A (Software) 10,019 4,296,849
CSX Corp. (Ground Transportation) 81,190 2,279,004
Datadog, Inc.
*
- Class A (Software) 13,597 1,389,070
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 16,750 1,195,615
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 12,404 1,637,452
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 16,905 3,260,805
Electronic Arts, Inc. (Entertainment) 11,169 1,620,510
Exelon Corp. (Electric Utilities) 43,079 2,020,405
Fastenal Co. (Trading Companies & Distributors) 24,576 1,989,919
Fortinet, Inc.
*
(Software) 32,952 3,419,100
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 19,598 1,378,327
Gilead Sciences, Inc. (Biotechnology) 53,366 5,685,614
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 23,686 830,668
Honeywell International, Inc. (Industrial Conglomerates) 27,849 5,862,215
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 3,485 1,507,785
Common Stocks (75.0%), continued
Shares Value
Intel Corp. (Semiconductors & Semiconductor
Equipment) 185,552 $ 3,729,595
Intuit, Inc. (Software) 11,980 7,517,091
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 15,283 7,882,972
Keurig Dr Pepper, Inc. (Beverages) 58,142 2,011,132
KLA Corp. (Semiconductors & Semiconductor
Equipment) 5,695 4,001,820
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 55,010 3,942,567
Linde PLC (Chemicals) 20,265 9,184,706
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 4,981 1,348,705
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 11,815 2,818,823
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 37,084 2,164,593
MercadoLibre, Inc.
*
(Broadline Retail) 2,173 5,064,937
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 38,143 20,940,506
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 23,050 1,062,144
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 47,747 3,674,132
Microsoft Corp. (Software) 129,481 51,178,659
MicroStrategy, Inc.
*
- Class A (Software) 10,188 3,872,561
Mondelez International, Inc. - Class A (Food Products) 55,433 3,776,650
MongoDB, Inc.
*
(IT Services) 3,192 549,567
Monster Beverage Corp.
*
(Beverages) 41,707 2,507,425
Netflix, Inc.
*
(Entertainment) 18,329 20,743,296
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 424,986 46,289,474
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 10,869 2,003,265
Old Dominion Freight Line, Inc. (Ground
Transportation) 9,108 1,396,074
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 18,063 717,101
O'Reilly Automotive, Inc.
*
(Specialty Retail) 2,455 3,474,316
PACCAR, Inc. (Machinery) 22,490 2,028,823
Palantir Technologies, Inc.
*
(Software) 96,372 11,414,299
Palo Alto Networks, Inc.
*
(Software) 28,374 5,303,952
Paychex, Inc. (Professional Services) 15,432 2,270,355
PayPal Holdings, Inc.
*
(Financial Services) 42,394 2,791,221
PDD Holdings, Inc.
*ADR
(Broadline Retail) 28,622 3,021,625
PepsiCo, Inc. (Beverages) 58,772 7,968,307
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 47,395 7,036,262
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 4,606 2,757,889
Roper Technologies, Inc. (Software) 4,601 2,576,928
Ross Stores, Inc. (Specialty Retail) 14,138 1,965,182
Starbucks Corp. (Hotels, Restaurants & Leisure) 48,676 3,896,514
Synopsys, Inc.
*
(Software) 6,626 3,041,400
Take-Two Interactive Software, Inc.
*
(Entertainment) 7,562 1,764,366
Tesla, Inc.
*
(Automobiles) 63,307 17,862,703
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 39,010 6,243,551
The Kraft Heinz Co. (Food Products) 51,212 1,490,269
The Trade Desk, Inc.
*
- Class A (Media) 19,389 1,039,832
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 48,927 12,082,523
Verisk Analytics, Inc. (Professional Services) 6,011 1,781,841
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 11,003 5,606,029
Warner Bros. Discovery, Inc.
*
(Entertainment) 105,195 912,041
Workday, Inc.
*
- Class A (Software) 9,169 2,246,405
Xcel Energy, Inc. (Electric Utilities) 24,623 1,740,846

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraNasdaq-100 ProFund
Common Stocks (75.0%), continued
Shares Value
Zscaler, Inc.
*
(Software) 6,574 $ 1,486,842
TOTAL COMMON STOCKS
  (Cost $210,974,768) 627,816,334
Repurchase Agreements
(b)(c)
( 25.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $211,904,884 $ 211,880,000 211,880,000
TOTAL REPURCHASE AGREEMENTS
(Cost $211,880,000) 211,880,000
Collateral for Securities Loaned
(d)
(0.1%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.37%
(e)
554,154 554,154
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $554,154) 554,154
Shares Value
TOTAL INVESTMENT SECURITIES
  (Cost $423,408,922)— 100.4% $ 840,250,488
Net other assets (liabilities) —  (0.4)% (3,329,751)
NET ASSETS — 100.0% $ 836,920,737
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2025. The total value of securities on loan as of April 30, 2025 was $554,397.
ADR
American Depositary Receipt
NYS
New York Shares
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $123,576,000.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2025.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Nasdaq-100 Futures Contracts 292 6/23/25 $ 114,805,640 $ 292,963
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Invesco QQQ Trust, Series 1
ETF Goldman Sachs International 5/27/25 4.88% $ 186,121,735 $ 912,349
Nasdaq-100 Index Goldman Sachs International 5/27/25 5.08% 350,090,124 2,643,702
$536,211,859 $3,556,051
Invesco QQQ Trust, Series 1
ETF UBS AG 5/27/25 5.13% 65,355,262 402,153
Nasdaq-100 Index UBS AG 5/27/25 5.13% 329,769,730 2,356,412
$395,124,992 $2,758,565
$931,336,851 $6,314,616
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraNasdaq-100 ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 2,014,077 0.3%
Automobiles 17,862,703 2.1%
Beverages 14,279,342 1.7%
Biotechnology 21,506,044 2.6%
Broadline Retail 42,127,728 5.1%
Chemicals 9,184,706 1.1%
Commercial Services & Supplies 6,187,135 0.7%
Value
% of Net
Assets
Communications Equipment $ 9,841,753 1.2%
Consumer Staples Distribution & Retail 18,916,385 2.3%
Electric Utilities 9,232,033 1.1%
Electronic Equipment, Instruments & Components 911,660 0.1%
Energy Equipment & Services 1,502,057 0.2%
Entertainment 25,040,212 3.0%
Financial Services 2,791,221 0.3%
Food Products 5,266,919 0.6%
Ground Transportation 3,675,078 0.4%

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraNasdaq-100 ProFund
Value
% of Net
Assets
Health Care Equipment & Supplies $ 11,964,699 1.4%
Hotels, Restaurants & Leisure 19,402,125 2.3%
Industrial Conglomerates 5,862,214 0.7%
Interactive Media & Services 52,478,043 6.3%
IT Services 2,109,103 0.3%
Machinery 2,028,823 0.3%
Media 8,950,529 1.1%
Oil, Gas & Consumable Fuels 1,637,452 0.2%
Pharmaceuticals 1,791,591 0.2%
Professional Services 9,293,458 1.1%
Real Estate Management & Development 1,303,760 0.1%
Semiconductors & Semiconductor Equipment 127,058,716 15.2%
Software 117,136,561 14.0%
Specialty Retail 5,439,498 0.6%
Technology Hardware, Storage & Peripherals 55,599,562 6.6%
Textiles, Apparel & Luxury Goods 1,348,705 0.2%
Trading Companies & Distributors 1,989,919 0.2%
Wireless Telecommunication Services 12,082,523 1.4%
Other
**
209,104,403 25.0%
Total $ 836,920,737 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraShort China ProFund
Repurchase Agreements
(a)(b)
( 100.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $1,637,192 $ 1,637,000 $ 1,637,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,637,000) 1,637,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,637,000)— 100.0% 1,637,000
Net other assets (liabilities) —
NM
(246)
NET ASSETS — 100.0% $ 1,636,754
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $103,000.
NM
Amount is less than 0.005%.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P China Select ADR Index
(USD) Goldman Sachs International 5/27/25 (3.98)% $ (2,071,925) $ (6,943)
S&P China Select ADR Index
(USD) UBS AG 5/27/25 (4.13)% (1,199,279) (4,009)
$(3,271,204) $(10,952)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraShort Dow 30 ProFund
Repurchase Agreements
(a)(b)
( 100.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $6,943,815 $ 6,943,000 $ 6,943,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,943,000) 6,943,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,943,000)— 100.9% 6,943,000
Net other assets (liabilities) —  (0.9)% (62,721)
NET ASSETS — 100.0% $ 6,880,279
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $1,652,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 5/27/25 (4.83)% $ (11,976,720) $ (129,614)
Dow Jones Industrial Average UBS AG 5/27/25 (4.73)% (1,784,938) (18,925)
$(13,761,658) $(148,539)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund
Repurchase Agreements
(a)(b)
( 91.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $373,044 $ 373,000 $ 373,000
TOTAL REPURCHASE AGREEMENTS
(Cost $373,000) 373,000
TOTAL INVESTMENT SECURITIES
  (Cost $373,000)— 91.3% 373,000
Net other assets (liabilities) —  8.7% 35,322
NET ASSETS — 100.0% $ 408,322
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $21,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 5/27/25 (4.13)% $ (377,010) $ (2,880)
S&P Emerging 50 ADR Index
(USD) UBS AG 5/27/25 (4.33)% (443,037) (3,117)
$(820,047) $(5,997)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraShort International ProFund
Repurchase Agreements
(a)(b)
( 96.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $1,930,227 $ 1,930,000 $ 1,930,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,930,000) 1,930,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,930,000)— 96.7% 1,930,000
Net other assets (liabilities) —  3.3% 65,161
NET ASSETS — 100.0% $ 1,995,161
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $128,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 5/27/25 (4.28)% $ (1,743,991) $ (405)
MSCI EAFE Index UBS AG 5/27/25 (4.63)% (2,235,139) 551
$(3,979,130) $146
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraShort Japan ProFund
Repurchase Agreements
(a)(b)
( 66.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $1,138,134 $ 1,138,000 $ 1,138,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,138,000) 1,138,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,138,000)— 66.1% 1,138,000
Net other assets (liabilities) —  33.9% 582,768
NET ASSETS — 100.0% $ 1,720,768
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $35,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Futures Contracts 17 6/13/25 $ (3,079,975) $ 1,350
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Stock Average Goldman Sachs International 5/27/25 (4.58)% $ (362,702) $ (1,619)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraShort Latin America ProFund
Repurchase Agreements
(a)(b)
( 99.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $1,261,148 $ 1,261,000 $ 1,261,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,261,000) 1,261,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,261,000)— 99.2% 1,261,000
Net other assets (liabilities) —  0.8% 9,700
NET ASSETS — 100.0% $ 1,270,700
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $79,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Latin America 35 ADR
Index (USD) Goldman Sachs International 5/27/25 (3.98)% $ (1,037,169) $ 7,475
S&P Latin America 35 ADR
Index (USD) UBS AG 5/27/25 (4.13)% (1,509,423) 10,758
$(2,546,592) $18,233
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund
Repurchase Agreements
(a)(b)
( 119.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $672,079 $ 672,000 $ 672,000
TOTAL REPURCHASE AGREEMENTS
(Cost $672,000) 672,000
TOTAL INVESTMENT SECURITIES
  (Cost $672,000)— 119.2% 672,000
Net other assets (liabilities) —  (19.2)% (108,185)
NET ASSETS — 100.0% $ 563,815
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $246,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 5/27/25 (4.58)% $ (375,556) $ (2,130)
S&P MidCap 400 UBS AG 5/27/25 (4.73)% (751,539) (2,172)
$(1,127,095) $(4,302)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements
(a)(b)
(73.0%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $24,847,918 $ 24,845,000 $ 24,845,000
TOTAL REPURCHASE AGREEMENTS
(Cost $24,845,000) 24,845,000
TOTAL INVESTMENT SECURITIES
  (Cost $24,845,000)— 73.0% 24,845,000
Net other assets (liabilities) — 27 .0% 9,178,748
NET ASSETS — 100.0% $ 34,023,748
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $5,533,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Nasdaq-100 Futures Contracts 4 6/23/25 $ (1,572,680) $ (3,996)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 5/27/25 (4.83)% $ (60,206,329) $ (412,492)
Nasdaq-100 Index UBS AG 5/27/25 (4.73)% (6,262,726) (44,889)
$(66,469,055) $(457,381)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraShort Small-Cap ProFund
Repurchase Agreements
(a)(b)
( 97.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $5,490,645 $ 5,490,000 $ 5,490,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,490,000) 5,490,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,490,000)— 97.9% 5,490,000
Net other assets (liabilities) —  2.1% 117,276
NET ASSETS — 100.0% $ 5,607,276
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $1,361,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index Futures Contracts 11 6/23/25 $ (1,083,390) $ (27,211)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 5/27/25 (4.48)% $ (7,359,558) $ 7,773
Russell 2000 Index UBS AG 5/27/25 (4.63)% (2,781,194) 2,327
$(10,140,752) $10,100
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks ( 71.9% )
Shares Value
1-800-Flowers.com, Inc.
*
- Class A (Specialty Retail) 261 $ 1,443
1st Source Corp. (Banks) 187 11,211
1stdibs.Com, Inc.
*
(Broadline Retail) 237 585
2seventy bio, Inc.
*
(Biotechnology) 500 2,495
374Water, Inc.
*
(Machinery) 666 219
3D Systems Corp.
*
(Machinery) 1,322 2,432
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 459 1,547
89bio, Inc.
*
(Biotechnology) 1,144 9,175
8x8, Inc.
*
(Software) 1,334 2,361
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 243 1,319
A10 Networks, Inc. (Software) 725 11,948
AAR Corp.
*
(Aerospace & Defense) 357 19,085
Abercrombie & Fitch Co.
*
(Specialty Retail) 507 35,196
ABM Industries, Inc. (Commercial Services & Supplies) 635 30,950
Absci Corp.
*
(Biotechnology) 830 2,548
Acacia Research Corp.
*
(Financial Services) 374 1,156
Academy Sports & Outdoors, Inc. (Specialty Retail) 695 26,188
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 1,224 17,870
Acadia Realty Trust (Retail REITs) 1,198 22,882
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 548 5,644
ACCO Brands Corp. (Commercial Services & Supplies) 928 3,582
Accuray, Inc.
*
(Health Care Equipment & Supplies) 990 1,535
ACELYRIN, Inc.
*
(Biotechnology) 755 1,865
Achieve Life Sciences, Inc.
*
(Biotechnology) 350 910
ACI Worldwide, Inc.
*
(Software) 1,079 57,574
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 527 10,261
ACNB Corp.
*
(Banks) 84 3,520
Acrivon Therapeutics, Inc.
*
(Biotechnology) 118 165
Actinium Pharmaceuticals, Inc.
*
(Biotechnology) 321 488
Acumen Pharmaceuticals, Inc.
*
(Biotechnology) 427 483
Acushnet Holdings Corp. (Leisure Products) 285 18,872
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 1,512 22,211
AdaptHealth Corp.
*
(Health Care Providers & Services) 1,040 8,850
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 1,185 8,721
ADC Therapeutics SA
*
(Biotechnology) 830 1,187
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 179 18,714
Adeia, Inc. (Software) 1,113 13,701
Adient PLC
*
(Automobile Components) 855 10,816
ADMA Biologics, Inc.
*
(Biotechnology) 2,348 55,882
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 384 40,780
ADTRAN Holdings, Inc. (Communications Equipment) 804 6,159
Advanced Emissions Solutions, Inc.
*
(Chemicals) 294 1,114
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 383 37,308
AdvanSix, Inc. (Chemicals) 261 5,591
Advantage Solutions, Inc.
*
(Media) 1,081 1,449
Adverum Biotechnologies, Inc.
*
(Biotechnology) 212 691
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 290 2,474
Aemetis, Inc.
*
(Oil, Gas & Consumable Fuels) 369 465
AeroVironment, Inc.
*
(Aerospace & Defense) 287 43,486
AerSale Corp.
*
(Aerospace & Defense) 343 2,391
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 237 1,685
AFC Gamma, Inc. (Mortgage REITs) 183 1,008
AG Mortgage Investment Trust, Inc. (Mortgage REITs) 294 1,920
Agenus, Inc.
*
(Biotechnology) 238 688
agilon health, Inc.
*
(Health Care Providers & Services) 3,154 13,436
Agilysys, Inc.
*
(Software) 230 17,101
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 578 17,161
Common Stocks (71.9%), continued
Shares Value
AirSculpt Technologies, Inc.
*
(Health Care Providers &
Services) 133 $ 289
Airship AI Holdings, Inc.
*
(Software) 82 319
Aka Brands Holding Corp.
*
(Specialty Retail) 7 53
Akebia Therapeutics, Inc.
*
(Biotechnology) 2,213 5,333
Akero Therapeutics, Inc.
*
(Biotechnology) 762 34,755
Akoya Biosciences, Inc.
*
(Life Sciences Tools &
Services) 270 324
Alamo Group, Inc. (Machinery) 105 17,533
Alarm.com Holdings, Inc.
*
(Software) 484 25,942
Albany International Corp. (Machinery) 320 21,043
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 509 1,349
Alector, Inc.
*
(Biotechnology) 837 1,004
Alerus Financial Corp. (Financial Services) 229 4,553
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 744 12,782
Alexander's, Inc. (Retail REITs) 22 4,541
Alico, Inc. (Food Products) 74 2,112
Alight, Inc.
*
- Class A (Professional Services) 4,290 21,922
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 1,024 18,145
Alkami Technology, Inc.
*
(Software) 620 16,548
Alkermes PLC
*
(Biotechnology) 1,648 47,413
Allegiant Travel Co. (Passenger Airlines) 158 7,415
ALLETE, Inc. (Electric Utilities) 593 38,836
Allied Motion Technologies, Inc. (Electrical Equipment) 149 3,181
Allogene Therapeutics, Inc.
*
(Biotechnology) 1,312 2,204
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 244 4,595
Alpha Metallurgical Resources, Inc. (Metals & Mining) 112 13,591
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 1,064 11,683
Alpine Income Property Trust, Inc. (Equity REIT
- Diversified) 129 1,993
Alta Equipment Group, Inc. (Trading Companies &
Distributors) 274 1,165
AlTi Global, Inc.
*
(Capital Markets) 358 1,228
Altimmune, Inc.
*
(Biotechnology) 726 3,812
Alto Neuroscience, Inc.
*
(Pharmaceuticals) 217 540
Alumis, Inc.
*
(Pharmaceuticals) 222 919
ALX Oncology Holdings, Inc.
*
(Biotechnology) 350 189
Amalgamated Financial Corp. (Banks) 182 5,125
A-Mark Precious Metals, Inc. (Distributors) 181 4,409
Ambac Financial Group, Inc.
*
(Insurance) 465 3,711
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 395 18,956
AMC Entertainment Holdings, Inc.
*
(Entertainment) 4,131 11,030
AMC Networks, Inc.
*
- Class A (Media) 326 2,086
Amerant Bancorp, Inc. (Banks) 378 6,366
Ameresco, Inc.
*
- Class A (Construction & Engineering) 329 3,497
American Assets Trust, Inc. (Equity REIT - Diversified) 490 9,178
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 1,174 4,485
American Eagle Outfitters, Inc. (Specialty Retail) 1,818 19,144
American Healthcare REIT, Inc. (Health Care REITs) 1,554 50,163
American Public Education, Inc.
*
(Diversified Consumer
Services) 160 3,760
American Reality Investors, Inc.
*
(Real Estate
Management & Development) 14 169
American States Water Co. (Water Utilities) 388 31,471
American Superconductor Corp.
*
(Electrical Equipment) 357 7,086
American Vanguard Corp. (Chemicals) 265 1,118
American Woodmark Corp.
*
(Building Products) 155 9,145
America's Car-Mart, Inc.
*
(Specialty Retail) 76 3,604
Ameris Bancorp (Banks) 674 39,496
AMERISAFE, Inc. (Insurance) 195 9,066
Ames National Corp. (Banks) 89 1,545
Amicus Therapeutics, Inc.
*
(Biotechnology) 3,000 23,040

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
AMMO, Inc.
*
(Leisure Products) 915 $ 1,803
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 389 7,947
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,628 12,470
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 388 9,471
Amplify Energy Corp.
*
(Oil, Gas & Consumable Fuels) 399 1,037
Amplitude, Inc.
*
- Class A (Software) 799 7,343
Amprius Technologies, Inc.
*
(Electrical Equipment) 167 361
AnaptysBio, Inc.
*
(Biotechnology) 222 4,933
Anavex Life Sciences Corp.
*
(Biotechnology) 767 7,287
Angel Oak Mortgage REIT, Inc. (Mortgage REITs) 121 1,143
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 396 3,679
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 189 13,385
Anika Therapeutics, Inc.
*
(Biotechnology) 132 1,918
Annexon, Inc.
*
(Biotechnology) 997 1,854
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 152 752
Anterix, Inc.
*
(Diversified Telecommunication Services) 105 3,134
Anywhere Real Estate, Inc.
*
(Real Estate Management &
Development) 1,003 3,470
Apartment Investment and Management Co.
*
(Residential REITs) 1,422 11,248
Apogee Enterprises, Inc. (Building Products) 225 8,926
Apogee Therapeutics, Inc.
*
(Biotechnology) 388 15,229
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 1,417 13,277
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 440 13,715
Appian Corp.
*
- Class A (Software) 412 12,793
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 2,331 27,436
Applied Digital Corp.
*
(IT Services) 2,029 9,212
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 394 95,851
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 440 5,628
Applied Therapeutics, Inc.
*
(Biotechnology) 999 409
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 758 2,217
Arbor Realty Trust, Inc. (Mortgage REITs) 1,884 21,723
Arbutus Biopharma Corp.
*
(Biotechnology) 1,493 5,300
ArcBest Corp. (Ground Transportation) 241 14,103
Arcellx, Inc.
*
(Biotechnology) 446 28,968
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 3,302 27,506
Archrock, Inc. (Energy Equipment & Services) 1,706 40,141
Arcosa, Inc. (Construction & Engineering) 496 39,715
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 234 2,998
Arcus Biosciences, Inc.
*
(Biotechnology) 557 4,874
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 1,099 16,386
Ardagh Metal Packaging SA (Containers & Packaging) 1,476 5,476
Ardelyx, Inc.
*
(Biotechnology) 2,405 13,240
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 244 3,106
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 428 4,083
Ares Commercial Real Estate Corp. (Mortgage REITs) 545 2,218
Argan, Inc. (Construction & Engineering) 130 19,907
Arhaus, Inc. (Specialty Retail) 524 4,119
Aris Water Solutions, Inc. - Class A (Commercial
Services & Supplies) 274 6,839
Arko Corp. (Specialty Retail) 822 3,309
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 999 9,820
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 805 5,450
ARMOUR Residential REIT, Inc. (Mortgage REITs) 573 9,437
Array Technologies, Inc.
*
(Electrical Equipment) 1,561 7,462
Common Stocks (71.9%), continued
Shares Value
ArriVent Biopharma, Inc.
*
(Biotechnology) 288 $ 6,123
Arrow Financial Corp. (Banks) 168 4,121
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 1,221 16,960
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 503 7,027
Arteris, Inc.
*
(Software) 295 1,965
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 644 23,815
Artiva Biotherapeutics, Inc.
*
(Biotechnology) 203 485
Artivion, Inc.
*
(Health Care Equipment & Supplies) 405 9,594
Arvinas, Inc.
*
(Pharmaceuticals) 657 6,320
Asana, Inc.
*
- Class A (Software) 831 13,412
Asbury Automotive Group, Inc.
*
(Specialty Retail) 203 44,281
ASGN, Inc.
*
(IT Services) 441 22,219
ASP Isotopes, Inc.
*
(Chemicals) 558 2,946
Aspen Aerogels, Inc.
*
(Chemicals) 630 3,402
Associated Banc-Corp. (Banks) 1,676 36,973
AST SpaceMobile, Inc.
*
(Diversified Telecommunication
Services) 1,369 31,774
Astec Industries, Inc. (Machinery) 233 8,442
Astria Therapeutics, Inc.
*
(Biotechnology) 473 2,441
Astronics Corp.
*
(Aerospace & Defense) 300 6,807
Asure Software, Inc.
*
(Professional Services) 249 2,530
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 788 2,325
Atkore, Inc. (Electrical Equipment) 354 22,610
Atlanta Braves Holdings, Inc.
*
(Entertainment) 513 20,448
Atlanta Braves Holdings, Inc.
*
(Entertainment) 105 4,562
Atlantic Union Bankshares Corp. (Banks) 1,319 36,536
Atlanticus Holdings Corp.
*
(Consumer Finance) 57 3,125
Atlas Energy Solutions, Inc. (Energy Equipment &
Services) 759 10,269
Atmus Filtration Technologies, Inc. (Machinery) 857 29,712
ATN International, Inc. (Diversified Telecommunication
Services) 106 1,875
Atossa Therapeutics, Inc.
*
(Biotechnology) 1,291 1,159
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 484 14,476
AudioEye, Inc.
*
(Software) 85 922
Aura Biosciences, Inc.
*
(Biotechnology) 474 2,763
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 1,372 11,305
Aurora Innovation, Inc.
*
(Software) 9,817 71,074
Avadel Pharmaceuticals PLC
*
(Pharmaceuticals) 945 8,401
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 464 5,823
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 533 2,457
AvePoint, Inc.
*
(Software) 1,317 21,533
Aviat Networks, Inc.
*
(Communications Equipment) 117 2,055
Avidity Biosciences, Inc.
*
(Biotechnology) 1,162 37,939
AvidXchange Holdings, Inc.
*
(Financial Services) 1,777 14,447
Avient Corp. (Chemicals) 924 30,778
Avista Corp. (Multi-Utilities) 811 33,632
Avita Medical, Inc.
*
(Biotechnology) 266 2,578
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 333 16,310
Axogen, Inc.
*
(Health Care Equipment & Supplies) 434 7,061
Axos Financial, Inc.
*
(Banks) 559 35,485
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 376 42,220
AZZ, Inc. (Building Products) 300 26,028
B&G Foods, Inc. (Food Products) 796 5,484
B. Riley Financial, Inc. (Capital Markets) 210 615
Backblaze, Inc.
*
- Class A (IT Services) 469 2,064
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 301 66,467
Balchem Corp. (Chemicals) 331 51,818
Banc of California, Inc. (Banks) 1,421 19,155
BancFirst Corp. (Banks) 204 24,035

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 279 $ 10,686
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 255 3,167
Bank First Corp. (Banks) 99 10,809
Bank of Hawaii Corp. (Banks) 398 26,312
Bank of Marin Bancorp
*
(Banks) 161 3,304
Bank7 Corp.
*
(Banks) 41 1,492
BankUnited, Inc. (Banks) 762 24,925
Bankwell Financial Group, Inc. (Banks) 66 2,238
Banner Corp. (Banks) 351 21,460
Bar Harbor Bankshares (Banks) 154 4,565
BARK, Inc.
*
(Specialty Retail) 1,326 1,498
Barrett Business Services, Inc. (Professional Services) 262 10,627
BayCom Corp. (Banks) 107 2,783
BCB Bancorp, Inc. (Banks) 153 1,258
Beam Therapeutics, Inc.
*
(Biotechnology) 935 18,635
Beazer Homes USA, Inc.
*
(Household Durables) 298 5,829
Bel Fuse, Inc. - Class A (Electronic Equipment,
Instruments & Components) 17 1,044
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 106 6,972
Belden, Inc. (Electronic Equipment, Instruments &
Components) 415 42,791
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 366 11,906
Berkshire Hills Bancorp, Inc. (Banks) 439 10,900
Berry Corp. (Oil, Gas & Consumable Fuels) 782 1,939
Beta Bionics, Inc.
*
(Biotechnology) 135 1,492
Beyond Meat, Inc.
*
(Food Products) 609 1,510
Beyond, Inc.
*
(Specialty Retail) 466 1,897
BGC Group, Inc. - Class A (Capital Markets) 3,634 32,924
Bicara Therapeutics, Inc.
*
(Biotechnology) 198 2,845
BigBear.ai Holdings, Inc.
*
(IT Services) 1,054 3,594
BigCommerce Holdings, Inc.
*
- Class 1 (IT Services) 730 3,781
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 8 1,863
BioAge Labs, Inc.
*
(Pharmaceuticals) 123 517
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 2,113 18,700
Biohaven, Ltd.
*
(Biotechnology) 878 19,421
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 369 8,896
Biomea Fusion, Inc.
*
(Biotechnology) 280 588
Biote Corp.
*
- Class A (Pharmaceuticals) 275 916
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 393 2,873
Bit Digital, Inc.
*
(Software) 1,272 2,468
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 189 6,292
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 147 2,665
Black Diamond Therapeutics, Inc.
*
(Biotechnology) 404 687
Black Hills Corp. (Multi-Utilities) 735 44,761
Blackbaud, Inc.
*
(Software) 402 24,337
BlackLine, Inc.
*
(Software) 596 28,149
BlackSky Technology, Inc.
*
(Professional Services) 262 2,190
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 1,775 33,814
Blade Air Mobility, Inc.
*
- Class A (Passenger Airlines) 599 1,587
Blend Labs, Inc.
*
- Class A (Software) 2,451 8,211
Blink Charging Co.
*
(Electrical Equipment) 982 719
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 2,056 37,666
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 788 6,320
Blue Bird Corp.
*
(Machinery) 329 11,472
Blue Foundry Bancorp
*
(Banks) 203 1,896
Bluebird Bio, Inc.
*
(Biotechnology) 98 400
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 83 5,407
Common Stocks (71.9%), continued
Shares Value
Blueprint Medicines Corp.
*
(Biotechnology) 651 $ 58,265
Bluerock Homes Trust, Inc.
*
(Residential REITs) —
(a)
1
Boise Cascade Co. (Trading Companies & Distributors) 394 36,752
Boot Barn Holdings, Inc.
*
(Specialty Retail) 302 31,511
Borr Drilling, Ltd. (Energy Equipment & Services) 2,422 4,117
Boston Omaha Corp.
*
- Class A (Media) 251 3,898
Boundless Bio, Inc.
*
(Biotechnology) 171 301
Bowhead Specialty Holdings, Inc.
*
(Insurance) 161 6,471
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 135 2,986
Box, Inc.
*
- Class A (Software) 1,440 44,957
Braemar Hotels & Resports, Inc. (Hotel & Resort REITs) 673 1,259
Brandywine Realty Trust (Office REITs) 1,733 6,863
Braze, Inc.
*
- Class A (Software) 674 20,982
BRC, Inc.
*
- Class A (Food Products) 539 1,229
Bread Financial Holdings, Inc. (Consumer Finance) 509 24,152
Bridgebio Pharma, Inc.
*
(Biotechnology) 1,438 55,162
Bridger Aerospace Group Holdings, Inc.
*
(Commercial
Services & Supplies) 100 145
Bridgewater Bancshares, Inc.
*
(Banks) 203 3,124
Brighsphere Investment Group, Inc. (Capital Markets) 277 7,462
BrightSpire Capital, Inc. (Mortgage REITs) 1,320 6,613
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 560 9,817
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 610 8,369
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 450 60,434
Bristow Group, Inc.
*
(Energy Equipment & Services) 251 7,289
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 1,930 31,227
Brookdale Senior Living, Inc.
*
(Health Care Providers
& Services) 1,957 12,838
Brookfield Business Corp. - Class A (Industrial
Conglomerates) 266 6,977
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 1,227 45,939
Brookline Bancorp, Inc. (Banks) 902 9,417
BRT Apartments Corp. (Residential REITs) 117 1,810
Build-A-Bear Workshop, Inc. (Specialty Retail) 128 4,516
Bumble, Inc.
*
- Class A (Interactive Media & Services) 841 3,549
Burford Capital, Ltd. (Financial Services) 2,049 27,825
Burke & Herbert Financial Services Corp. (Banks) 138 7,716
Business First Bancshares, Inc. (Banks) 246 5,670
Byline Bancorp, Inc. (Banks) 319 8,147
Byrna Technologies, Inc.
*
(Aerospace & Defense) 176 3,941
C3.ai, Inc.
*
- Class A (Software) 1,150 25,312
C4 Therapeutics, Inc.
*
(Biotechnology) 613 1,005
Cabaletta Bio, Inc.
*
(Biotechnology) 457 603
Cable One, Inc. (Media) 59 15,769
Cabot Corp. (Chemicals) 542 42,569
Cactus, Inc. - Class A (Energy Equipment & Services) 682 25,875
Cadence Bank (Banks) 1,864 54,541
Cadiz, Inc.
*
(Water Utilities) 429 1,218
Cadre Holdings, Inc. (Aerospace & Defense) 267 7,783
Caesarstone, Ltd.
*
(Building Products) 211 546
Calavo Growers, Inc. (Food Products) 171 4,723
Caledonia Mining Corp. PLC (Metals & Mining) 168 2,213
Caleres, Inc. (Specialty Retail) 334 5,090
California Resources Corp. (Oil, Gas & Consumable
Fuels) 715 24,675
California Water Service Group (Water Utilities) 609 30,846
Calix, Inc.
*
(Communications Equipment) 609 24,914
Cal-Maine Foods, Inc. (Food Products) 449 41,924
Camden National Corp. (Banks) 172 6,625
CAMP4 Therapeutics Corp.
*
(Biotechnology) 72 127

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
Camping World Holdings, Inc. - Class A (Specialty
Retail) 573 $ 6,910
Candel Therapeutics, Inc.
*
(Biotechnology) 290 1,424
Cannae Holdings, Inc. (Financial Services) 576 10,201
Cantaloupe, Inc.
*
(Financial Services) 597 4,776
Capital Bancorp, Inc. (Banks) 94 2,969
Capital City Bank Group, Inc. (Banks) 140 5,116
Capitol Federal Financial, Inc. (Banks) 1,269 7,195
Capricor Therapeutics, Inc.
*
(Biotechnology) 374 4,750
Cardiff Oncology, Inc.
*
(Biotechnology) 594 1,628
Cardlytics, Inc.
*
(Media) 431 621
CareDx, Inc.
*
(Biotechnology) 526 8,879
CareTrust REIT, Inc. (Health Care REITs) 1,923 56,287
Cargo Therapeutics, Inc.
*
(Biotechnology) 351 1,604
Cargurus, Inc.
*
(Interactive Media & Services) 886 24,773
Caribou Biosciences, Inc.
*
(Biotechnology) 840 715
Carpenter Technology Corp. (Metals & Mining) 492 96,240
Carriage Services, Inc. (Diversified Consumer Services) 139 5,554
Cars.com, Inc.
*
(Interactive Media & Services) 659 7,671
Carter Bankshares, Inc.
*
(Banks) 233 3,567
Cartesian Therapeutics, Inc.
*
(Biotechnology) 106 1,272
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 638 74,934
Cass Information Systems, Inc. (Financial Services) 138 5,622
Cassava Sciences, Inc.
*
(Pharmaceuticals) 414 646
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 268 5,373
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 1,155 28,055
Cathay General Bancorp (Banks) 695 28,975
Cavco Industries, Inc.
*
(Household Durables) 82 40,496
CBIZ, Inc.
*
(Professional Services) 490 33,369
CBL & Associates Properties, Inc. (Retail REITs) 225 5,281
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 299 7,113
Celcuity, Inc.
*
(Biotechnology) 334 3,721
Celldex Therapeutics, Inc.
*
(Biotechnology) 661 13,769
Centerspace (Residential REITs) 169 10,201
Central Garden & Pet Co.
*
(Household Products) 95 3,188
Central Garden & Pet Co.
*
- Class A (Household
Products) 523 15,465
Central Pacific Financial Corp. (Banks) 273 7,013
Centrus Energy Corp.
*
- Class A (Oil, Gas &
Consumable Fuels) 148 10,255
Centuri Holdings, Inc.
*
(Construction & Engineering) 175 3,143
Century Aluminum Co.
*
(Metals & Mining) 541 8,878
Century Communities, Inc. (Household Durables) 282 15,380
Century Therapeutics, Inc.
*
(Biotechnology) 477 258
Cerence, Inc.
*
(Software) 434 3,932
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 126 2,027
Cerus Corp.
*
(Health Care Equipment & Supplies) 1,842 2,431
CervoMed, Inc.
*
(Biotechnology) 56 507
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 238 6,238
CG Oncology, Inc.
*
(Biotechnology) 554 14,925
Champion Homes, Inc.
*
(Household Durables) 549 47,488
ChampionX Corp. (Energy Equipment & Services) 1,952 47,101
ChargePoint Holdings, Inc.
*
(Electrical Equipment) 4,146 2,582
Chart Industries, Inc.
*
(Machinery) 440 59,391
Chatham Lodging Trust (Hotel & Resort REITs) 492 3,380
Chegg, Inc.
*
(Diversified Consumer Services) 1,028 748
Chemung Financial Corp. (Banks) 34 1,508
Chesapeake Utilities Corp. (Gas Utilities) 231 30,416
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 179 2,590
Chimera Investment Corp. (Mortgage REITs) 823 10,156
Common Stocks (71.9%), continued
Shares Value
ChoiceOne Financial Services, Inc. (Banks) 84 $ 2,388
ChromaDex Corp.
*
(Life Sciences Tools & Services) 507 3,980
Cibus, Inc.
*
(Biotechnology) 184 396
Cimpress PLC
*
(Commercial Services & Supplies) 173 7,269
Cinemark Holdings, Inc.
*
(Entertainment) 1,129 33,767
Cipher Mining, Inc.
*
(Software) 2,070 5,900
Citi Trends, Inc.
*
(Specialty Retail) 67 1,496
Citizens & Northern Corp. (Banks) 153 2,945
Citizens Financial Services, Inc. (Banks) 47 2,558
City Holding Co. (Banks) 149 17,265
City Office REIT, Inc. (Office REITs) 398 2,022
Civista Bancshares, Inc. (Banks) 157 3,534
Claros Mortgage Trust, Inc. (Mortgage REITs) 880 2,165
Clarus Corp. (Leisure Products) 310 1,020
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 1,744 2,529
Cleanspark, Inc.
*
(Software) 2,823 23,064
Clear Channel Outdoor Holdings, Inc.
*
(Media) 3,603 3,546
Clear Secure, Inc. - Class A (Software) 907 22,385
Clearfield, Inc.
*
(Communications Equipment) 123 3,526
Clearwater Analytics Holdings, Inc.
*
- Class A
(Software) 2,020 45,935
Clearwater Paper Corp.
*
(Paper & Forest Products) 166 4,459
Climb Global Solutions, Inc. (Electronic Equipment,
Instruments & Components) 43 4,532
Clipper Realty, Inc. (Residential REITs) 120 432
CNB Financial Corp. (Banks) 211 4,631
CNO Financial Group, Inc. (Insurance) 1,043 39,570
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 1,492 43,909
Coastal Financial Corp.
*
(Banks) 128 10,515
Codexis, Inc.
*
(Life Sciences Tools & Services) 822 1,891
Coeur Mining, Inc.
*
(Metals & Mining) 6,391 35,470
Cogent Biosciences, Inc.
*
(Biotechnology) 938 4,887
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 450 24,458
Cohen & Steers, Inc. (Capital Markets) 281 21,446
Coherus Biosciences, Inc.
*
(Biotechnology) 1,147 1,181
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 469 7,504
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 328 8,854
Colony Bankcorp, Inc. (Banks) 169 2,623
Columbia Financial, Inc.
*
(Banks) 279 3,758
Columbus McKinnon Corp. (Machinery) 290 4,307
Commercial Metals Co. (Metals & Mining) 1,165 51,889
Commercial Vehicle Group, Inc.
*
(Machinery) 342 328
CommScope Holding Co., Inc.
*
(Communications
Equipment) 2,194 8,206
Community Financial System, Inc. (Banks) 536 29,260
Community Health Systems, Inc.
*
(Health Care
Providers & Services) 1,282 3,500
Community Healthcare Trust, Inc. (Health Care REITs) 277 4,731
Community Trust Bancorp, Inc. (Banks) 157 7,687
Community West Bancshares (Banks) 174 3,045
CommVault Systems, Inc.
*
(Software) 446 74,539
Compass Diversified Holdings (Financial Services) 682 11,724
Compass Minerals International, Inc. (Metals & Mining) 352 4,731
Compass Therapeutics, Inc.
*
(Biotechnology) 1,040 1,934
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 3,766 29,075
CompoSecure, Inc. - Class A (Technology Hardware,
Storage & Peripherals) 251 2,758
CompX International, Inc. (Commercial Services &
Supplies) 15 408
Comstock Resources, Inc. (Oil, Gas & Consumable
Fuels) 945 17,265

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 1,125 $ 24,469
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 240 1,440
Conduent, Inc.
*
(Professional Services) 1,591 3,357
Conduit Pharmaceuticals, Inc.
*
(Life Sciences Tools &
Services) 7 4
CONMED Corp. (Health Care Equipment & Supplies) 316 15,519
ConnectOne Bancorp, Inc. (Banks) 371 8,359
Consensus Cloud Solutions, Inc.
*
(Software) 184 3,654
Consolidated Water Co., Ltd. (Water Utilities) 155 3,602
Constellium SE
*
(Metals & Mining) 1,324 13,386
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 472 38,770
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 87 803
Contango Ore, Inc.
*
(Metals & Mining) 107 1,504
Contineum Therapeutics, Inc.
*
- Class A
(Pharmaceuticals) 107 440
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 173 2,538
COPT Defense Properties (Office REITs) 1,152 30,079
Corbus Pharmaceuticals Holdings, Inc.
*
(Biotechnology) 120 896
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 827 59,444
Core Laboratories, Inc. (Energy Equipment & Services) 481 5,469
Core Molding Technologies, Inc.
*
(Chemicals) 78 1,200
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 538 38,848
Core Scientific, Inc.
*
(IT Services) 1,824 14,774
CoreCivic, Inc.
*
(Commercial Services & Supplies) 1,115 25,244
CorMedix, Inc.
*
(Pharmaceuticals) 620 5,698
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 457 3,236
CorVel Corp.
*
(Health Care Providers & Services) 272 29,583
Costamare, Inc. (Marine Transportation) 439 4,096
Couchbase, Inc.
*
(IT Services) 416 7,338
Coursera, Inc.
*
(Diversified Consumer Services) 1,406 11,839
Covenant Logistics Group, Inc. (Ground Transportation) 165 3,284
CPI Card Group, Inc.
*
(Technology Hardware, Storage
& Peripherals) 51 1,333
CRA International, Inc. (Professional Services) 68 11,030
Cracker Barrel Old Country Store, Inc. (Hotels,
Restaurants & Leisure) 227 9,693
Crawford & Co. - Class A (Insurance) 155 1,724
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 1,451 62,465
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 1,696 14,043
Cricut, Inc. - Class A (Household Durables) 480 2,390
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 937 31,286
Critical Metals Corp.
*
(Metals & Mining) 81 130
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 322 4,363
CryoPort, Inc.
*
(Life Sciences Tools & Services) 444 2,478
CS Disco, Inc.
*
(Software) 297 1,108
CSG Systems International, Inc. (Professional Services) 296 17,798
CSW Industrials, Inc. (Building Products) 172 53,747
CTO Realty Growth, Inc. (Equity REIT - Diversified) 295 5,390
CTS Corp. (Electronic Equipment, Instruments &
Components) 308 11,729
Cullinan Therapeutics, Inc.
*
(Biotechnology) 535 4,430
Curbline Properties Corp. (Retail REITs) 972 22,249
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 2,342 21,946
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 504 2,031
Common Stocks (71.9%), continued
Shares Value
Customers Bancorp, Inc.
*
(Banks) 302 $ 15,100
CVB Financial Corp. (Banks) 1,355 25,122
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 349 6,582
CVRx, Inc.
*
(Health Care Equipment & Supplies) 153 1,120
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 1,217 4,514
Cytokinetics, Inc.
*
(Biotechnology) 1,168 50,037
Daily Journal Corp.
*
(Software) 13 4,927
Dakota Gold Corp.
*
(Metals & Mining) 714 1,928
Daktronics, Inc.
*
(Electronic Equipment, Instruments &
Components) 417 5,292
Dana, Inc. (Automobile Components) 1,336 18,357
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 322 6,179
Dave, Inc.
*
(Software) 82 7,775
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 560 4,357
Definitive Healthcare Corp.
*
(Health Care Technology) 535 1,455
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 639 8,320
Deluxe Corp. (Commercial Services & Supplies) 452 6,599
Denali Therapeutics, Inc.
*
(Biotechnology) 1,272 21,179
Denny's Corp.
*
(Hotels, Restaurants & Leisure) 515 1,900
Designer Brands, Inc. - Class A (Specialty Retail) 348 971
Despegar.com Corp.
*
(Hotels, Restaurants & Leisure) 729 14,186
Destination XL Group, Inc.
*
(Specialty Retail) 512 507
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels) 1,380 14,752
Diamond Hill Investment Group, Inc. (Capital Markets) 27 3,401
DiamondRock Hospitality Co. (Hotel & Resort REITs) 2,116 15,531
Dianthus Therapeutics, Inc.
*
(Biotechnology) 245 5,353
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 258 11,437
Digi International, Inc.
*
(Communications Equipment) 372 10,118
Digimarc Corp.
*
(Software) 155 2,029
Digital Turbine, Inc.
*
(Software) 996 2,988
DigitalBridge Group, Inc. (Real Estate Management &
Development) 1,626 13,658
DigitalOcean Holdings, Inc.
*
(IT Services) 680 21,012
Dime Community Bancshares, Inc. (Banks) 406 10,430
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 155 3,086
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 466 17,894
Disc Medicine, Inc.
*
(Biotechnology) 233 11,515
Diversified Energy Co. PLC (Oil, Gas & Consumable
Fuels) 481 5,969
Diversified Healthcare Trust (Health Care REITs) 2,232 5,044
DLH Holdings Corp.
*
(Professional Services) 87 343
DMC Global, Inc.
*
(Energy Equipment & Services) 201 1,304
DNOW, Inc.
*
(Trading Companies & Distributors) 1,079 17,124
DocGo, Inc.
*
(Health Care Providers & Services) 1,038 2,315
Dole PLC (Food Products) 767 11,651
Domo, Inc.
*
- Class B (Software) 355 2,638
Donegal Group, Inc. - Class A (Insurance) 160 3,096
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 287 13,833
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 373 7,990
Dorman Products, Inc.
*
(Automobile Components) 265 30,025
Douglas Dynamics, Inc. (Machinery) 231 5,539
Douglas Emmett, Inc. (Office REITs) 1,652 22,847
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 286 6,481
Drilling Tools International Corp.
*
(Energy Equipment
& Services) 122 246
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 612 10,110
Ducommun, Inc.
*
(Aerospace & Defense) 138 7,910
D-Wave Quantum, Inc.
*
(Software) 1,867 12,901

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 126 $ 11,146
Dycom Industries, Inc.
*
(Construction & Engineering) 290 48,589
Dynavax Technologies Corp.
*
(Biotechnology) 1,347 15,827
Dyne Therapeutics, Inc.
*
(Biotechnology) 855 10,080
Dynex Capital, Inc. (Mortgage REITs) 861 10,616
E2open Parent Holdings, Inc.
*
(Software) 2,090 4,117
Eagle Bancorp, Inc. (Banks) 301 5,403
Easterly Government Properties, Inc. (Office REITs) 407 8,209
Eastern Bankshares, Inc. (Banks) 1,974 29,452
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 618 3,887
EchoStar Corp.
*
- Class A (Media) 1,245 27,988
Ecovyst, Inc.
*
(Chemicals) 1,190 7,116
Edgewell Personal Care Co. (Personal Care Products) 491 15,000
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 752 12,333
Editas Medicine, Inc.
*
(Biotechnology) 845 1,394
eGain Corp.
*
(Software) 178 915
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 264 2,468
Elevation Oncology, Inc.
*
(Biotechnology) 576 214
Eliem Therapeutics, Inc.
*
(Biotechnology) 299 401
Ellington Financial, Inc. (Mortgage REITs) 900 11,727
Elme Communities (Residential REITs) 900 14,013
Embecta Corp. (Health Care Equipment & Supplies) 592 7,216
Emerald Holding, Inc.
*
(Media) 156 613
Empire Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 161 739
Empire State Realty Trust, Inc. (Equity REIT
- Diversified) 1,394 9,925
Employers Holdings, Inc. (Insurance) 252 12,245
Enact Holdings, Inc. (Financial Services) 291 10,415
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 204 1,242
Encore Capital Group, Inc.
*
(Consumer Finance) 239 8,222
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 1,854 2,800
Energizer Holdings, Inc. (Household Products) 735 19,874
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 1,917 8,665
Energy Recovery, Inc.
*
(Machinery) 581 8,976
Energy Vault Holdings, Inc.
*
(Electrical Equipment) 1,081 809
Enerpac Tool Group Corp. (Machinery) 556 22,446
EnerSys (Electrical Equipment) 402 34,813
Enhabit, Inc.
*
(Health Care Providers & Services) 510 4,075
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 374 7,084
Ennis, Inc. (Commercial Services & Supplies) 260 4,667
Enova International, Inc.
*
(Consumer Finance) 260 23,865
Enovix Corp.
*
(Electrical Equipment) 1,682 11,269
Enpro, Inc. (Machinery) 215 32,121
Enstar Group, Ltd.
*
(Insurance) 130 43,472
Enterprise Bancorp, Inc. (Banks) 101 3,757
Enterprise Financial Services Corp. (Banks) 373 19,403
Entrada Therapeutics, Inc.
*
(Biotechnology) 251 2,292
Entravision Communications Corp. - Class A (Media) 628 1,149
Enviri Corp.
*
(Commercial Services & Supplies) 810 5,565
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 269 16,775
Equity Bancshares, Inc. - Class A (Banks) 167 6,428
Erasca, Inc.
*
(Biotechnology) 1,877 2,740
Escalade, Inc. (Leisure Products) 102 1,548
ESCO Technologies, Inc. (Machinery) 265 41,459
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 1,931 1,930
Esquire Financial Holdings, Inc. (Banks) 73 6,053
ESSA Bancorp, Inc. (Banks) 84 1,554
Essent Group, Ltd. (Financial Services) 1,067 60,743
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 1,794 57,712
Common Stocks (71.9%), continued
Shares Value
Ethan Allen Interiors, Inc. (Household Durables) 234 $ 6,653
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 318 992
Eve Holding, Inc.
*
(Aerospace & Defense) 535 1,905
Eventbrite, Inc.
*
- Class A (Entertainment) 811 1,719
EverCommerce, Inc.
*
(Software) 216 2,108
Everi Holdings, Inc.
*
(Hotels, Restaurants & Leisure) 830 11,662
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 256 6,077
Everspin Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 203 1,076
EVERTEC, Inc. (Financial Services) 652 22,129
EVgo, Inc.
*
(Specialty Retail) 1,266 3,494
EVI Industries, Inc. (Trading Companies & Distributors) 67 1,081
Evolent Health, Inc.
*
- Class A (Health Care Technology) 1,181 11,645
Evolus, Inc.
*
(Pharmaceuticals) 571 6,509
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 312 1,307
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 1,352 5,935
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 169 4,323
ExlService Holdings, Inc.
*
(Professional Services) 1,607 77,907
eXp World Holdings, Inc. (Real Estate Management &
Development) 838 7,676
Exponent, Inc. (Professional Services) 518 40,756
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 969 8,014
Extreme Networks, Inc.
*
(Communications Equipment) 1,319 17,358
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 669 4,563
F&G Annuities & Life, Inc. (Insurance) 190 6,614
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 373 76,486
Farmers & Merchants Bancorp, Inc. (Banks) 131 3,428
Farmers National Banc Corp. (Banks) 373 4,864
Farmland Partners, Inc. (Specialized REITs) 449 4,517
FARO Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 193 5,676
Fastly, Inc.
*
- Class A (IT Services) 1,353 7,780
Fate Therapeutics, Inc.
*
(Biotechnology) 1,023 1,309
FB Financial Corp. (Banks) 364 15,492
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 93 16,306
Federal Signal Corp. (Machinery) 614 49,998
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 244 1,474
Fibrobiologics, Inc.
*
(Biotechnology) 277 310
Fidelis Insurance Holdings, Ltd. (Insurance) 506 8,273
Fidelity D&D Bancorp, Inc. (Banks) 49 1,984
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 1,328 5,352
Financial Institutions, Inc. (Banks) 196 4,976
First Advantage Corp. (Professional Services) 612 8,629
First Bancorp (Banks) 1,655 32,504
First Bancorp (Banks) 409 16,548
First Bank/Hamilton NJ (Banks) 216 3,106
First Busey Corp. (Banks) 855 17,775
First Business Financial Services, Inc. (Banks) 81 3,899
First Commonwealth Financial Corp. (Banks) 1,034 15,841
First Community Bancshares, Inc. (Banks) 174 6,556
First Financial Bancorp (Banks) 966 22,363
First Financial Bankshares, Inc. (Banks) 1,332 44,635
First Financial Corp. (Banks) 117 5,780
First Foundation, Inc. (Banks) 649 3,258
First Internet Bancorp (Banks) 83 1,765
First Interstate BancSystem, Inc. - Class A (Banks) 811 21,244
First Merchants Corp. (Banks) 596 21,241

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
First Mid Bancshares, Inc. (Banks) 234 $ 7,823
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 393 6,940
First Western Financial, Inc.
*
(Banks) 83 1,750
FirstCash Holdings, Inc. (Consumer Finance) 395 52,915
FiscalNote Holdings, Inc.
*
(Professional Services) 755 458
Five Star Bancorp (Banks) 171 4,733
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 312 7,360
Flexsteel Industries, Inc. (Household Durables) 48 1,603
Flowco Holdings, Inc.
*
- Class A (Oil & Gas Services &
Equipment) 202 3,903
Fluence Energy, Inc.
*
(Electrical Equipment) 631 2,581
Fluor Corp.
*
(Construction & Engineering) 1,746 60,917
Flushing Financial Corp. (Banks) 326 3,902
Flywire Corp.
*
(Financial Services) 1,235 11,621
Foghorn Therapeutics, Inc.
*
(Biotechnology) 259 1,088
Foot Locker, Inc. (Specialty Retail) 854 10,479
Forafric Global PLC
*
(Food Products) 57 468
Forestar Group, Inc.
*
(Real Estate Management &
Development) 195 3,756
Forge Global Holdings, Inc.
*
(Institutional Financial
Services) 81 1,174
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 792 22,287
Forrester Research, Inc.
*
(Professional Services) 119 1,113
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 119 1,743
Forward Air Corp. (Air Freight & Logistics) 255 3,754
Four Corners Property Trust, Inc. (Specialized REITs) 987 27,587
Fox Factory Holding Corp.
*
(Automobile Components) 433 8,794
Fractyl Health, Inc.
*
(Health Care Equipment &
Supplies) 347 441
Franklin BSP Reality Trust, Inc. (Mortgage REITs) 840 9,559
Franklin Covey Co.
*
(Professional Services) 115 2,336
Franklin Electric Co., Inc. (Machinery) 464 39,421
Franklin Street Properties Corp. (Office REITs) 996 1,574
Fresh Del Monte Produce, Inc. (Food Products) 346 11,767
Freshworks, Inc.
*
- Class A (Software) 2,114 31,224
Freyr Battery, Inc.
*
(Electrical Equipment) 1,144 1,384
Frontdoor, Inc.
*
(Diversified Consumer Services) 787 32,354
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 430 1,281
FrontView REIT, Inc.
*
(Retail REITs) 148 1,841
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 136 3,616
FS Bancorp, Inc. (Banks) 68 2,659
FTAI Aviation, Ltd. (Trading Companies & Distributors) 1,038 111,179
FTAI Infrastructure, Inc. (Ground Transportation) 1,030 4,450
fuboTV, Inc.
*
(Interactive Media & Services) 3,395 10,185
FuelCell Energy, Inc.
*
(Electrical Equipment) 209 857
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 549 2,114
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 210 3,644
Full House Resorts, Inc.
*
(Hotels, Restaurants & Leisure) 346 1,118
Fulton Financial Corp. (Banks) 1,857 30,975
Funko, Inc.
*
- Class A (Leisure Products) 322 1,291
FutureFuel Corp. (Oil, Gas & Consumable Fuels) 265 1,089
FVCBankcorp, Inc.
*
(Banks) 171 1,953
Galectin Therapeutics, Inc.
*
(Biotechnology) 89 122
Gambling.com Group, Ltd.
*
(Media) 167 2,149
Gannett Co., Inc.
*
(Media) 1,451 4,643
GATX Corp. (Trading Companies & Distributors) 366 53,421
GCM Grosvenor, Inc. - Class A (Capital Markets) 442 5,543
GCT Semiconductor Holding, Inc.
*
(Semiconductors &
Semiconductor Equipment) 79 110
Genco Shipping & Trading, Ltd. (Marine Transportation) 431 5,586
Common Stocks (71.9%), continued
Shares Value
Gencor Industries, Inc.
*
(Machinery) 106 $ 1,345
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 131 8,757
Generation Bio Co.
*
(Biotechnology) 504 218
Genesco, Inc.
*
(Specialty Retail) 108 2,095
Genie Energy, Ltd. - Class B (Electric Utilities) 131 1,935
Gentherm, Inc.
*
(Automobile Components) 315 8,193
Genworth Financial, Inc.
*
(Insurance) 4,332 29,718
Geospace Technologies Corp.
*
(Energy Equipment &
Services) 124 799
German American Bancorp, Inc. (Banks) 291 11,032
Geron Corp.
*
(Biotechnology) 6,046 8,525
Getty Images Holdings, Inc.
*
(Interactive Media &
Services) 1,024 1,956
Getty Realty Corp. (Retail REITs) 516 14,443
Gibraltar Industries, Inc.
*
(Building Products) 313 16,573
GigaCloud Technology, Inc.
*
- Class A (Distributors) 240 3,010
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 398 10,038
Glacier Bancorp, Inc. (Banks) 1,165 47,485
Gladstone Commercial Corp. (Equity REIT
- Diversified) 446 6,302
Gladstone Land Corp. (Specialized REITs) 345 3,426
Glaukos Corp.
*
(Health Care Equipment & Supplies) 501 47,219
Global Business Travel Group I
*
(Hotels, Restaurants &
Leisure) 1,283 8,609
Global Industrial Co. (Trading Companies &
Distributors) 138 3,544
Global Medical REIT, Inc. (Health Care REITs) 632 4,892
Global Net Lease, Inc. (Equity REIT - Diversified) 2,054 15,508
Global Water Resources, Inc. (Water Utilities) 117 1,220
Globalstar, Inc.
*
(Telecommunications) 497 9,552
GMS, Inc.
*
(Trading Companies & Distributors) 397 29,084
Gogo, Inc.
*
(Wireless Telecommunication Services) 677 5,125
GoHealth, Inc.
*
- Class A (Insurance) 47 495
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels) 1,012 43,014
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 196 5,037
Golden Matrix Group, Inc.
*
(Entertainment) 220 414
Golden Ocean Group, Ltd. (Marine Transportation) 1,244 9,604
Goosehead Insurance, Inc.
*
- Class A (Insurance) 229 22,261
GoPro, Inc.
*
- Class A (Household Durables) 1,303 751
GrafTech International, Ltd.
*
(Electrical Equipment) 2,645 1,674
Graham Corp.
*
(Machinery) 105 3,200
Graham Holdings Co. - Class B (Diversified Consumer
Services) 33 30,362
Granite Construction, Inc. (Construction & Engineering) 450 36,581
Granite Point Mortgage Trust, Inc. (Mortgage REITs) 503 991
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 538 2,588
Gray Television, Inc. (Media) 875 2,931
Great Lakes Dredge & Dock Corp.
*
(Construction &
Engineering) 675 6,136
Great Southern Bancorp, Inc. (Banks) 87 4,785
Green Brick Partners, Inc.
*
(Household Durables) 319 18,818
Green Dot Corp.
*
- Class A (Consumer Finance) 549 4,595
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 651 2,331
Greene County Bancorp, Inc. (Banks) 72 1,602
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 277 3,633
Greenwich Lifesciences, Inc.
*
(Biotechnology) 62 626
Greif, Inc. - Class A (Containers & Packaging) 254 13,330
Greif, Inc. - Class B (Containers & Packaging) 50 2,779
Grid Dynamics Holdings, Inc.
*
(IT Services) 631 8,935
Griffon Corp. (Building Products) 402 27,380
Grindr, Inc.
*
(Interactive Media & Services) 250 5,493

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
Group 1 Automotive, Inc. (Specialty Retail) 133 $ 53,682
Groupon, Inc.
*
(Broadline Retail) 238 4,334
GrowGeneration Corp.
*
(Specialty Retail) 569 666
Guaranty Bancshares, Inc. (Banks) 81 3,196
Guardant Health, Inc.
*
(Health Care Providers &
Services) 1,223 57,762
Guardian Pharmacy Services, Inc.
*
(Consumer Staples
Distribution & Retail) 87 2,178
Gulport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 131 22,598
Gyre Therapeutics, Inc.
*
(Biotechnology) 72 703
H&E Equipment Services, Inc. (Trading Companies &
Distributors) 330 29,637
H.B. Fuller Co. (Chemicals) 560 30,262
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 1,201 30,001
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 508 32,014
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 258 3,629
Halozyme Therapeutics, Inc.
*
(Biotechnology) 1,275 78,310
Hamilton Beach Brands Holding Co. - Class A
(Household Durables) 83 1,643
Hamilton Insurance Group, Ltd.
*
- Class B (Insurance) 423 7,826
Hamilton Lane, Inc. - Class A (Capital Markets) 405 62,569
Hancock Whitney Corp. (Banks) 887 46,204
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 3,613 16,584
Hanmi Financial Corp. (Banks) 308 7,044
HarborOne Bancorp, Inc. (Banks) 386 4,370
Harmonic, Inc.
*
(Communications Equipment) 1,130 10,147
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 391 11,523
Harrow, Inc.
*
(Pharmaceuticals) 312 7,728
Harvard Bioscience, Inc.
*
(Life Sciences Tools &
Services) 415 148
Haverty Furniture Cos., Inc. (Specialty Retail) 151 2,742
Hawaiian Electric Industries, Inc. (Electric Utilities) 1,778 18,669
Hawkins, Inc. (Chemicals) 199 24,234
HBT Financial, Inc. (Banks) 131 3,036
HCI Group, Inc. (Insurance) 84 12,289
Health Catalyst, Inc.
*
(Health Care Technology) 612 2,417
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 752 10,686
HealthEquity, Inc.
*
(Health Care Providers & Services) 877 75,177
HealthStream, Inc. (Health Care Technology) 249 8,374
Heartland Express, Inc. (Ground Transportation) 477 3,625
Hecla Mining Co. (Metals & Mining) 6,110 34,949
Heidrick & Struggles International, Inc. (Professional
Services) 205 7,999
Heilos Technologies, Inc. (Machinery) 340 9,268
Helen of Troy, Ltd.
*
(Household Durables) 233 6,491
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 1,473 8,971
Helmerich & Payne, Inc. (Energy Equipment &
Services) 1,008 19,041
Herbalife, Ltd.
*
(Personal Care Products) 1,033 7,438
Herc Holdings, Inc. (Trading Companies & Distributors) 288 31,519
Heritage Commerce Corp. (Banks) 609 5,505
Heritage Financial Corp. (Banks) 346 7,896
Heritage Insurance Holdings, Inc.
*
(Insurance) 234 4,423
Heron Therapeutics, Inc.
*
(Biotechnology) 1,199 2,902
Hertz Global Holdings, Inc.
*
(Ground Transportation) 1,254 8,552
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 411 1,541
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels) 149 1,193
Hillenbrand, Inc. (Machinery) 717 14,505
HilleVax, Inc.
*
(Biotechnology) 321 623
Hillman Solutions Corp.
*
(Machinery) 2,009 14,043
Common Stocks (71.9%), continued
Shares Value
Hilltop Holdings, Inc. (Banks) 476 $ 14,056
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 710 23,877
Himalaya Shipping, Ltd. (Marine Transportation) 304 1,587
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 1,977 65,439
Hingham Institution for Savings (Banks) 15 3,743
Hippo Holdings, Inc.
*
(Insurance) 203 4,693
HireQuest, Inc. (Professional Services) 57 586
HNI Corp. (Commercial Services & Supplies) 486 20,558
Holley, Inc.
*
(Automobile Components) 474 1,019
Hologic, Inc.
*
(Biotechnology) 321 1,560
Home Bancorp, Inc. (Banks) 73 3,675
Home BancShares, Inc. (Banks) 1,906 52,892
HomeStreet, Inc. (Banks) 187 2,124
HomeTrust Bancshares, Inc. (Banks) 151 5,155
Hooker Funrishings Corp. (Household Durables) 107 1,027
Hope Bancorp, Inc. (Banks) 1,233 12,293
Horace Mann Educators Corp. (Insurance) 420 17,447
Horizon Bancorp, Inc. (Banks) 443 6,503
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 52 5,034
Hub Group, Inc. - Class A (Air Freight & Logistics) 612 19,332
Hudson Pacific Properties, Inc. (Office REITs) 1,397 2,864
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 455 3,044
Humacyte, Inc.
*
(Biotechnology) 923 1,338
Huron Consulting Group, Inc.
*
(Professional Services) 180 24,262
Hut 8 Corp.
*
(Software) 829 10,205
Hyliion Holdings Corp.
*
(Machinery) 1,424 2,150
Hyster-Yale, Inc. - Class A (Machinery) 117 4,496
I3 Verticals, Inc.
*
- Class A (Financial Services) 233 5,853
i-80 Gold Corp.
*
(Metals & Mining) 3,236 1,988
IBEX Holdings, Ltd.
*
(Professional Services) 86 2,153
Ibotta, Inc.
*
- Class A (Media) 160 7,808
ICF International, Inc. (Professional Services) 191 16,227
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 338 6,686
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 220 30,050
Ideaya Biosciences, Inc.
*
(Biotechnology) 883 17,775
IDT Corp. - Class B (Diversified Telecommunication
Services) 157 7,889
IES Holdings, Inc.
*
(Construction & Engineering) 84 16,521
IGM Biosciences, Inc.
*
(Biotechnology) 155 215
iHeartMedia, Inc.
*
- Class A (Media) 1,072 1,104
IMAX Corp.
*
(Entertainment) 438 10,657
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 314 2,270
ImmunityBio, Inc.
*
(Biotechnology) 1,560 3,916
Immunome, Inc.
*
(Biotechnology) 725 6,373
Immunovant, Inc.
*
(Biotechnology) 593 9,577
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 235 21,651
Independence Realty Trust, Inc. (Residential REITs) 2,311 44,903
Independent Bank Corp. (Banks) 434 25,645
Independent Bank Corp. (Banks) 204 6,214
indie Semiconductor, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 1,721 3,425
Industrial Logistics Properties Trust (Industrial REITs) 666 1,745
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 131 2,011
Information Services Group, Inc. (IT Services) 363 1,408
InfuSystem Holdings, Inc.
*
(Health Care Providers &
Services) 202 953
Ingevity Corp.
*
(Chemicals) 373 12,302

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 148 $ 9,130
Inhibrx Biosciences, Inc.
*
(Biotechnology) 118 1,455
Inmode, Ltd.
*
(Health Care Equipment & Supplies) 672 9,475
Inmune Bio, Inc.
*
(Biotechnology) 138 1,085
Innodata, Inc.
*
(Professional Services) 276 10,438
Innospec, Inc. (Chemicals) 254 22,728
Innovage Holding Corp.
*
(Health Care Providers &
Services) 194 607
Innovative Industrial Properties, Inc. (Industrial REITs) 288 15,641
Innovex International, Inc.
*
(Energy Equipment &
Services) 364 5,496
Innoviva, Inc.
*
(Pharmaceuticals) 566 10,579
Inogen, Inc.
*
(Health Care Equipment & Supplies) 247 1,761
Inovio Pharmaceuticals, Inc.
*
(Biotechnology) 368 714
Inozyme Pharma, Inc.
*
(Biotechnology) 547 629
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 277 38,304
Insmed, Inc.
*
(Biotechnology) 1,763 126,935
Insperity, Inc. (Professional Services) 368 23,924
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 225 1,667
Installed Building Products, Inc. (Household Durables) 243 40,297
Insteel Industries, Inc. (Building Products) 192 6,511
Intapp, Inc.
*
(Software) 545 29,572
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 342 43,198
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 692 11,342
Integral Ad Science Holding Corp.
*
(Media) 746 5,274
Intellia Therapeutics, Inc.
*
(Biotechnology) 1,036 9,189
Inter Parfums, Inc. (Personal Care Products) 186 20,310
InterDigital, Inc. (Software) 258 51,858
Interface, Inc. (Commercial Services & Supplies) 587 11,036
International Bancshares Corp. (Banks) 553 33,755
International Game Technology PLC (Hotels,
Restaurants & Leisure) 1,164 19,090
International Money Express, Inc.
*
(Financial Services) 308 3,825
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 415 14,093
Intrepid Potash, Inc.
*
(Chemicals) 111 3,667
Intuitive Machines, Inc.
*
(Aerospace & Defense) 427 3,501
InvenTrust Properties Corp. (Retail REITs) 793 22,093
Invesco Mortgage Capital, Inc. (Mortgage REITs) 626 4,589
Investar Holding Corp. (Banks) 94 1,798
Investors Title Co. (Insurance) 14 3,237
Invivyd, Inc.
*
(Biotechnology) 809 510
IonQ, Inc.
*
(Technology Hardware, Storage &
Peripherals) 2,079 57,090
Iovance Biotheraputics, Inc.
*
(Biotechnology) 2,806 10,074
iRadimed Corp. (Health Care Equipment & Supplies) 83 4,350
iRhythm Technologies, Inc.
*
(Health Care Equipment &
Supplies) 320 34,205
iRobot Corp.
*
(Household Durables) 307 752
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 1,444 1,346
Ispire Technology, Inc.
*
(Tobacco) 196 541
iTeos Therapeutics, Inc.
*
(Biotechnology) 271 1,965
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 462 51,416
Ivanhoe Electric, Inc.
*
(Metals & Mining) 855 5,387
J & J Snack Foods Corp. (Food Products) 156 20,216
J Jill, Inc. (Specialty Retail) 63 959
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 194 5,052
Jackson Financial, Inc. - Class A (Financial Services) 748 58,276
Jade Biosciences, Inc.
*
(Biotech & Pharma) 4 38
Common Stocks (71.9%), continued
Shares Value
JAKKS Pacific, Inc.
*
(Leisure Products) 83 $ 1,601
James River Group Holdings, Ltd. (Insurance) 383 1,823
Jamf Holding Corp.
*
(Software) 851 9,846
Janus International Group, Inc.
*
(Building Products) 1,402 9,646
Janux Therapeutics, Inc.
*
(Biotechnology) 324 10,757
Jasper Therapeutics, Inc.
*
(Biotechnology) 116 637
JBG SMITH Properties (Office REITs) 834 11,659
JELD-WEN Holding, Inc.
*
(Building Products) 865 4,775
JetBlue Airways Corp.
*
(Passenger Airlines) 3,193 13,921
Joby Aviation, Inc.
*
(Passenger Airlines) 4,418 27,834
John B. Sanfilippo & Son, Inc. (Food Products) 91 6,031
John Bean Technologies Corp. (Machinery) 481 50,630
John Marshall Bancorp, Inc. (Banks) 129 2,218
John Wiley & Sons, Inc. - Class A (Media) 401 17,500
Johnson Outdoors, Inc. - Class A (Leisure Products) 49 1,119
Kadant, Inc. (Machinery) 119 35,105
Kaiser Aluminum Corp. (Metals & Mining) 163 10,507
Kaltura, Inc.
*
(Software) 996 2,141
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 397 5,467
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 1,082 20,028
Karat Packaging, Inc. (Trading Companies &
Distributors) 71 1,873
KB Home (Household Durables) 655 35,390
Kearney Financial Corp. (Banks) 560 3,506
Kelly Services, Inc.
*
- Class A (Professional Services) 321 3,708
Kennametal, Inc. (Machinery) 797 15,526
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 1,163 7,443
Keros Therapeutics, Inc.
*
(Biotechnology) 339 4,895
Kforce, Inc. (Professional Services) 186 7,105
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 250 3,585
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 285 3,494
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 393 16,247
Kingsway Financial Services, Inc.
*
(Insurance) 130 1,125
Kiniksa Pharmaceuticals International PLC
*
(Biotechnology) 394 10,626
Kite Realty Group Trust (Retail REITs) 2,221 48,084
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 601 5,559
Knife River Corp.
*
(Construction Materials) 581 54,253
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 889 13,993
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 461 15,679
Kodiak Sciences, Inc.
*
(Biotechnology) 332 1,448
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 563 33,863
Koppers Holdings, Inc. (Chemicals) 202 5,062
Korn Ferry (Professional Services) 525 32,393
Korro Bio, Inc.
*
(Biotechnology) 63 1,118
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 4,782 7,364
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 1,512 51,083
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure) 874 3,583
Kronos Worldwide, Inc. (Chemicals) 224 1,727
Krystal Biotech, Inc.
*
(Biotechnology) 253 42,980
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 535 17,243
Kura Oncology, Inc.
*
(Biotechnology) 756 4,959
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 69 4,063
Kymera Therapeutics, Inc.
*
(Biotechnology) 481 16,484
Kyverna Therapeutics, Inc.
*
(Biotechnology) 261 603

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
L.B. Foster Co.
*
- Class A (Machinery) 91 $ 1,817
Ladder Capital Corp. (Mortgage REITs) 1,161 12,121
Lakeland Financial Corp. (Banks) 253 14,085
Lancaster Colony Corp. (Food Products) 201 32,719
Landec Corp.
*
(Life Sciences Tools & Services) 258 1,744
Lands' End, Inc.
*
(Specialty Retail) 142 1,261
Landsea Home Corp.
*
(Household Durables) 294 1,793
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 704 73,455
LanzaTech Global, Inc.
*
(Commercial Services &
Supplies) 1,141 279
Larimar Therapeutics, Inc.
*
(Biotechnology) 428 1,134
Latham Group, Inc.
*
(Leisure Products) 414 2,263
Laureate Education, Inc. (Diversified Consumer
Services) 1,333 26,753
Lawson Products, Inc.
*
(Trading Companies &
Distributors) 107 2,786
La-Z-Boy, Inc. (Household Durables) 426 16,827
LCI Industries (Automobile Components) 253 19,501
LCNB Corp. (Banks) 131 1,968
Legacy Housing Corp.
*
(Household Durables) 114 2,773
Legalzoom.com, Inc.
*
(Professional Services) 1,290 9,443
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 207 18,783
Lemonade, Inc.
*
(Insurance) 535 15,633
LendingClub Corp.
*
(Consumer Finance) 1,130 11,040
LendingTree, Inc.
*
(Consumer Finance) 103 5,314
LENZ Therapeutics, Inc.
*
(Biotechnology) 129 3,678
Leonardo DRS, Inc.
*
(Aerospace & Defense) 753 27,831
Leslie's, Inc.
*
(Specialty Retail) 1,894 1,137
Lexeo Therapeutics, Inc.
*
(Biotechnology) 239 939
Lexicon Pharmaceuticals, Inc.
*
(Biotechnology) 1,172 857
Lexington Realty Trust (Industrial REITs) 2,972 23,449
LGI Homes, Inc.
*
(Household Durables) 214 11,687
Liberty Energy, Inc. (Energy Equipment & Services) 1,619 18,619
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 321 1,740
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 1,326 7,293
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 860 26,368
Life360, Inc.
*
(Software) 107 4,590
LifeMD, Inc.
*
(Health Care Technology) 374 2,753
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 1,426 9,369
Lifetime Brands, Inc. (Household Durables) 127 462
Lifeway Foods, Inc.
*
(Food Products) 46 1,089
Lifezone Metals, Ltd.
*
(Metals & Mining) 372 1,332
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 182 19,994
Lightwave Logic, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,254 1,116
Limbach Holdings, Inc.
*
(Construction & Engineering) 105 10,053
Limoneira Co. (Food Products) 169 2,540
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 267 4,512
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 369 3,262
Lindsay Corp. (Machinery) 110 14,197
Lineage Cell Therapeutics, Inc.
*
(Biotechnology) 1,834 915
LINKBANCORP, Inc. (Banks) 225 1,580
Lions Gate Entertainment Corp.
*
- Class A
(Entertainment) 609 5,408
Lions Gate Entertainment Corp.
*
- Class B
(Entertainment) 1,273 10,159
Liquidia Corp.
*
(Pharmaceuticals) 649 9,067
Common Stocks (71.9%), continued
Shares Value
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 220 $ 6,992
LivaNova PLC
*
(Health Care Equipment & Supplies) 558 20,646
Live Oak Bancshares, Inc. (Banks) 354 9,254
LiveOne, Inc.
*
(Entertainment) 741 651
LiveRamp Holdings, Inc.
*
(Software) 657 17,187
Livewire Group, Inc.
*
(Automobiles) 185 331
LSB Industries, Inc.
*
(Chemicals) 545 3,477
LSI Industries, Inc. (Electrical Equipment) 293 4,421
LTC Properties, Inc. (Health Care REITs) 458 16,428
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 10,348 36,632
Luminar Technologies, Inc.
*
(Automobile Components) 263 1,028
Luxfer Holdings PLC (Machinery) 274 2,948
Lyell Immunopharma, Inc.
*
(Biotechnology) 1,642 780
Lyra Therapeutics, Inc.
*
(Pharmaceuticals) 492 58
M/I Homes, Inc.
*
(Household Durables) 273 29,124
Mack-Cali Realty Corp.
*
(Residential REITs) 803 12,463
MacroGenics, Inc.
*
(Biotechnology) 627 1,088
Madison Square Garden Entertainment Corp.
*
(Entertainment) 404 13,106
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 183 61,106
Magnite, Inc.
*
(Media) 1,287 15,302
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 1,771 36,358
Maiden Holdings, Ltd.
*
(Insurance) 914 1,280
Malibu Boats, Inc.
*
- Class A (Leisure Products) 201 5,741
Mama's Creations, Inc.
*
(Food Products) 337 2,224
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 247 625
Mannkind Corp.
*
(Biotechnology) 2,753 13,875
MARA Holdings, Inc.
*
(Software) 3,488 46,635
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 1,128 2,279
Marcus & Millichap, Inc. (Real Estate Management &
Development) 240 7,296
Marine Products Corp. (Leisure Products) 89 748
MarineMax, Inc.
*
(Specialty Retail) 226 4,850
MarketWise, Inc. (Capital Markets) 20 273
Marqeta, Inc.
*
- Class A (Financial Services) 4,787 20,010
Marten Transport, Ltd. (Ground Transportation) 593 7,614
Masterbrand, Inc.
*
(Building Products) 1,296 15,746
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 169 2,778
Materion Corp. (Metals & Mining) 210 17,432
Mativ Holdings, Inc. (Chemicals) 552 2,821
Matrix Service Co.
*
(Construction & Engineering) 270 3,132
Matson, Inc. (Marine Transportation) 335 36,545
Matthews International Corp. - Class A (Commercial
Services & Supplies) 303 6,196
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 78 1,211
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 1,081 3,070
Maximus, Inc. (Professional Services) 584 39,105
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 817 8,162
Mayville Engineering Co., Inc.
*
(Machinery) 132 1,687
Maze Therapeutics, Inc.
*
(Biotechnology) 90 833
MBIA, Inc. (Insurance) 457 2,143
MBX Biosciences, Inc.
*
(Pharmaceuticals) 115 1,206
McGrath RentCorp (Trading Companies & Distributors) 250 26,668
Medallion Financial Corp. (Consumer Finance) 189 1,663
MediaAlpha, Inc.
*
- Class A (Interactive Media &
Services) 310 2,604
Medifast, Inc. (Personal Care Products) 109 1,432
MediWound, Ltd.
*
(Pharmaceuticals) 95 1,682

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
Mednax, Inc.
*
(Health Care Providers & Services) 881 $ 11,347
MeiraGTx Holdings PLC
*
(Biotechnology) 482 3,417
Mercantile Bank Corp. (Banks) 160 6,770
Merchants Bancorp (Financial Services) 184 5,535
Mercury General Corp. (Insurance) 274 15,185
Mercury Systems, Inc.
*
(Aerospace & Defense) 532 26,600
MeridianLink, Inc.
*
(Software) 334 5,648
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 585 55,253
Meritage Homes Corp. (Household Durables) 735 50,082
Mersana Therapeutics, Inc.
*
(Biotechnology) 1,094 474
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 54 6,223
Metagenomi, Inc.
*
(Biotechnology) 277 479
Metals Acquisition, Ltd.
*
- Class A (Metals & Mining) 551 4,953
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 361 2,263
Metrocity Bankshares, Inc. (Banks) 188 5,183
Metropolitan Bank Holding Corp.
*
(Banks) 108 6,688
Metsera, Inc.
*
(Biotechnology) 157 3,785
MFA Financial, Inc. (Mortgage REITs) 1,047 10,282
MGE Energy, Inc. (Electric Utilities) 373 33,727
MGP Ingredients, Inc. (Beverages) 145 4,273
MicroVision, Inc.
*
(Electronic Equipment, Instruments &
Components) 2,149 2,428
Mid Penn Bancorp, Inc. (Banks) 211 6,130
Middlefield Banc Corp.
*
(Banks) 75 1,945
Middlesex Water Co. (Water Utilities) 181 11,425
Midland States Bankcorp, Inc. (Banks) 210 3,419
MidWestOne Financial Group, Inc. (Banks) 197 5,465
Miller Industries, Inc. (Machinery) 113 4,612
MillerKnoll, Inc. (Commercial Services & Supplies) 696 11,414
MiMedx Group, Inc.
*
(Biotechnology) 1,211 8,332
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 751 4,799
Minerals Technologies, Inc. (Chemicals) 325 16,767
Mineralys Therapeutics, Inc.
*
(Biotechnology) 292 4,149
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 2,112 33,327
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 406 17,641
Mission Produce, Inc.
*
(Food Products) 444 4,651
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 970 6,654
Mistras Group, Inc.
*
(Professional Services) 215 1,961
Mitek Systems, Inc.
*
(Software) 458 3,792
Modine Manufacturing Co.
*
(Automobile Components) 528 43,107
ModivCare, Inc.
*
(Health Care Providers & Services) 97 115
Moelis & Co. - Class A (Capital Markets) 722 38,685
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 131 10,243
Monro, Inc. (Specialty Retail) 305 4,252
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 674 1,415
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 422 2,072
Montrose Environemental Group, Inc.
*
(Commercial
Services & Supplies) 325 4,755
Moog, Inc. - Class A (Aerospace & Defense) 287 48,001
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 155 2,153
Mr. Cooper Group, Inc.
*
(Financial Services) 645 76,760
MRC Global, Inc.
*
(Trading Companies & Distributors) 863 10,054
Mueller Industries, Inc. (Machinery) 1,144 84,153
Mueller Water Products, Inc. - Class A, Series A
(Machinery) 1,589 41,695
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 1,418 29,111
MVB Financial Corp. (Banks) 117 1,996
Myers Industries, Inc. (Containers & Packaging) 379 3,980
MYR Group, Inc.
*
(Construction & Engineering) 163 19,938
Myriad Genetics, Inc.
*
(Biotechnology) 914 6,773
Common Stocks (71.9%), continued
Shares Value
N-able, Inc.
*
(Software) 740 $ 5,224
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 93 2,496
NACCO Industries, Inc. - Class A (Oil, Gas &
Consumable Fuels) 41 1,431
NANO Nuclear Energy, Inc.
*
(Electrical Equipment) 250 5,688
Nano-X Imaging, Ltd.
*
(Health Care Providers &
Services) 561 2,822
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 360 8,226
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 30 2,933
National Bank Holdings Corp. - Class A (Banks) 377 13,632
National Bankshares, Inc. (Banks) 60 1,546
National Beverage Corp. (Beverages) 240 10,656
National CineMedia, Inc.
*
(Media) 712 4,080
National Health Investors, Inc. (Health Care REITs) 447 33,824
National HealthCare Corp. (Health Care Providers &
Services) 128 12,095
National Presto Industries, Inc. (Aerospace & Defense) 54 4,555
National Research Corp. (Health Care Providers &
Services) 155 1,761
National Vision Holdings, Inc.
*
(Specialty Retail) 797 9,843
Natural Gas Services Group, Inc.
*
(Energy Equipment &
Services) 109 1,959
Natural Grocers by Vitamin Cottage, Inc. (Consumer
Staples Distribution & Retail) 95 4,765
Nature's Sunshine Products, Inc.
*
(Personal Care
Products) 130 1,602
Nautilus Biotechnology, Inc.
*
(Life Sciences Tools &
Services) 496 342
Navient Corp. (Consumer Finance) 759 9,396
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 1,315 2,538
NB Bancorp, Inc.
*
(Banks) 397 6,809
NBT Bancorp, Inc. (Banks) 470 19,900
NCR Atleos Corp.
*
(Financial Services) 737 20,577
NCR Voyix Corp.
*
(Software) 1,487 12,744
Nektar Therapeutics
*
(Pharmaceuticals) 1,824 1,451
Nelnet, Inc. - Class A (Consumer Finance) 145 15,383
Neogen Corp.
*
(Health Care Equipment & Supplies) 2,231 11,267
NeoGenomics, Inc.
*
(Health Care Providers & Services) 1,304 8,339
NerdWallet, Inc.
*
- Class A (Consumer Finance) 359 3,217
Nerdy, Inc.
*
(Diversified Consumer Services) 793 1,261
NET Lease Office Properties
*
(Office REITs) 153 4,625
Net Power, Inc.
*
(Electrical Equipment) 226 384
NETGEAR, Inc.
*
(Communications Equipment) 285 6,874
NetScout Systems, Inc.
*
(Communications Equipment) 708 14,882
NETSTREIT Corp. (Retail REITs) 839 13,651
Neumora Therapeutics, Inc.
*
(Pharmaceuticals) 870 678
Neurogene, Inc.
*
(Biotechnology) 121 1,815
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 145 1,695
New Jersey Resources Corp. (Gas Utilities) 1,020 49,919
New York Community Bancorp, Inc.
*
(Banks) 2,594 30,376
New York Mortgage Trust, Inc. (Mortgage REITs) 928 5,447
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 1,346 14,793
Newpark Resources, Inc.
*
(Energy Equipment &
Services) 860 4,971
NewtekOne, Inc. (Financial Services) 253 2,631
NexPoint Diversified Real Estate Trust
*
(Equity REIT
- Diversified) 364 1,278
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 83 1,214
NexPoint Residential Trust, Inc. (Residential REITs) 229 8,537
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 1,183 8,849
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 1,760 2,587
NextNav, Inc.
*
(Software) 819 10,172

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 1,475 $ 59,899
NI Holdings, Inc.
*
(Insurance) 80 1,000
Nicolet Bankshares, Inc. (Banks) 139 16,237
Nkarta, Inc.
*
(Biotechnology) 540 1,145
NL Industries, Inc. (Commercial Services & Supplies) 85 729
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 476 3,670
NMI Holdings, Inc.
*
- Class A (Financial Services) 802 29,008
NN, Inc.
*
(Machinery) 474 953
Noble Corp. PLC (Energy Equipment & Services) 1,359 29,545
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 2,083 5,332
Northeast Bank (Banks) 73 6,046
Northeast Community Bancorp, Inc. (Banks) 126 2,868
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 1,002 24,349
Northern Technologies International Corp. (Chemicals) 80 596
Northfield Bancorp, Inc. (Banks) 391 4,125
Northrim Bancorp, Inc. (Banks) 55 4,416
Northwest Bancshares, Inc. (Banks) 1,303 16,092
Northwest Natural Holding Co. (Gas Utilities) 409 17,628
Northwest Pipe Co.
*
(Construction & Engineering) 99 4,194
NorthWestern Energy Group, Inc. (Multi-Utilities) 631 36,743
Norwood Financial Corp. (Banks) 84 2,101
Novagold Resources, Inc.
*
(Metals & Mining) 2,494 10,550
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 368 43,740
Novavax, Inc.
*
(Biotechnology) 1,576 10,512
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 1,089 19,754
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 508 3,216
Nurix Therapeutics, Inc.
*
(Biotechnology) 769 8,867
NuScale Power Corp.
*
(Electrical Equipment) 925 15,327
Nuvalent, Inc.
*
- Class A (Biotechnology) 359 27,553
Nuvation Bio, Inc.
*
(Pharmaceuticals) 1,851 4,165
NV5 Global, Inc.
*
(Professional Services) 584 10,833
NVE Corp. (Semiconductors & Semiconductor
Equipment) 50 2,906
Oak Valley Bancorp. (Banks) 70 1,834
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 1,034 18,354
OceanFirst Financial Corp. (Banks) 588 9,737
Ocugen, Inc.
*
(Biotechnology) 2,957 2,209
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 1,617 13,421
Offerpad Solutions, Inc.
*
(Real Estate Management &
Development) 105 117
OFG Bancorp (Banks) 460 18,101
O-I Glass, Inc.
*
(Containers & Packaging) 1,584 20,052
Oil States International, Inc.
*
(Energy Equipment &
Services) 616 2,162
Oil-Dri Corp. of America (Household Products) 100 4,209
Olaplex Holdings, Inc.
*
(Personal Care Products) 1,416 1,855
Old National Bancorp (Banks) 3,217 66,238
Old Second Bancorp, Inc. (Banks) 445 7,027
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 417 2,152
Olo, Inc.
*
(Software) 1,086 6,733
Olympic Steel, Inc. (Metals & Mining) 101 3,257
Omega Flex, Inc. (Machinery) 36 1,079
Omeros Corp.
*
(Pharmaceuticals) 571 4,197
OmniAb, Inc.
*
(Life Sciences Tools & Services) 974 1,656
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 466 14,567
ON24, Inc.
*
(Software) 283 1,324
ONE Gas, Inc. (Gas Utilities) 576 45,222
One Liberty Properties, Inc. (Equity REIT - Diversified) 162 3,953
OneSpan, Inc.
*
(Software) 388 5,770
Common Stocks (71.9%), continued
Shares Value
OneSpaWorld Holdings, Ltd.
*
(Diversified Consumer
Services) 1,028 $ 17,168
OneWater Marine, Inc.
*
(Specialty Retail) 122 1,831
Onity Group, Inc.
*
(Financial Services) 66 2,476
Ooma, Inc.
*
(Software) 255 3,119
Open Lending Corp.
*
(Capital Markets) 1,043 1,293
Opendoor Technologies, Inc.
*
(Real Estate Management
& Development) 6,550 4,967
OPKO Health, Inc.
*
(Health Care Providers & Services) 3,259 4,497
OppFi, Inc. (Consumer Finance) 195 1,823
OptimizeRx Corp.
*
(Health Care Technology) 181 1,651
Option Care Health, Inc.
*
(Health Care Providers &
Services) 1,754 56,672
Orange County Bancorp, Inc. (Banks) 105 2,492
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 736 2,201
Orchestra BioMed Holdings, Inc.
*
(Health Care
Equipment & Supplies) 250 743
Orchid Island Capital, Inc. (Mortgage REITs) 804 5,749
Organogenesis Holdings, Inc.
*
(Biotechnology) 699 3,432
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 628 3,586
Origin Bancorp, Inc. (Banks) 300 9,612
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 371 2,371
Orion Office REIT, Inc. (Office REITs) 572 1,047
Orion SA (Chemicals) 583 7,019
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 590 42,834
Orrstown Financial Services, Inc. (Banks) 190 5,694
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 351 4,882
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 171 3,560
Oscar Health, Inc.
*
- Class A (Insurance) 2,089 27,178
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 161 32,963
Otter Tail Corp. (Electric Utilities) 422 33,498
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 489 3,633
Outbrain, Inc.
*
(Interactive Media & Services) 399 1,412
Outfront Media, Inc. (Specialized REITs) 1,478 22,362
Outlook Therapeutics, Inc.
*
(Biotechnology) 164 257
Ovid Therapeutics, Inc.
*
(Biotechnology) 600 196
Owens & Minor, Inc.
*
(Health Care Providers &
Services) 772 5,450
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 152 7,387
P10, Inc. - Class A (Capital Markets) 416 4,605
Pacific Biosciences of California, Inc.
*
(Life Sciences
Tools & Services) 2,794 3,101
Pacific Premier Bancorp, Inc. (Banks) 980 19,933
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 469 12,616
PACS Group, Inc.
*
(Health Care Providers & Services) 400 3,852
Pagaya Technologies, Ltd.
*
- Class A (Software) 369 4,044
PagerDuty, Inc.
*
(Software) 886 13,742
Pagseguro Digital, Ltd.
*
- Class A (Financial Services) 1,885 18,907
Palomar Holdings, Inc.
*
(Insurance) 266 38,575
PAM Transportation Services, Inc.
*
(Ground
Transportation) 60 838
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 371 1,495
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 341 11,775
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 556 7,962

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 345 $ 20,148
Paramount Group, Inc. (Office REITs) 1,887 8,095
Park Aerospace Corp. (Aerospace & Defense) 187 2,444
Park National Corp. (Banks) 147 22,065
Parke Bancorp, Inc. (Banks) 107 2,017
Park-Ohio Holdings Corp. (Machinery) 94 1,872
Pathward Financial, Inc. (Banks) 247 19,604
Patria Investments, Ltd. - Class A (Capital Markets) 590 6,183
Patrick Industries, Inc. (Automobile Components) 331 25,480
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 3,979 22,442
Payoneer Global, Inc.
*
(Financial Services) 2,772 19,487
Paysafe, Ltd.
*
(Financial Services) 329 5,011
Paysign, Inc.
*
(Financial Services) 339 814
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 1,026 17,627
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 118 7,321
PCB Bancorp (Banks) 111 2,177
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 319 5,854
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 1,249 15,413
Peakstone Realty Trust (Office REITs) 373 4,293
Peapack-Gladstone Financial Corp. (Banks) 171 4,733
Pebblebrook Hotel Trust (Hotel & Resort REITs) 1,221 11,050
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 3,601 24,810
PennyMac Financial Services, Inc. (Financial Services) 274 26,699
PennyMac Mortgage Investment Trust (Mortgage
REITs) 888 11,402
Peoples Bancorp of North Carolina, Inc. (Banks) 45 1,243
Peoples Bancorp, Inc. (Banks) 353 10,241
Peoples Financial Services Corp. (Banks) 94 4,063
PepGen, Inc.
*
(Biotechnology) 157 246
Perdoceo Education Corp. (Diversified Consumer
Services) 671 16,856
Perella Weinberg Partners (Capital Markets) 529 9,083
Performant Financial Corp.
*
(Commercial Services &
Supplies) 734 1,732
Perimeter Solutions SA
*
(Chemicals) 1,367 13,848
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 174 1,427
Perpetua Resources Corp.
*
(Metals & Mining) 431 6,349
Perspective Therapeutics, Inc.
*
(Biotechnology) 551 1,350
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 870 2,567
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 407 1,746
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 208 3,871
Phillips Edison & Co., Inc. (Retail REITs) 1,255 43,549
Phinia, Inc. (Automobile Components) 427 17,144
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 631 11,528
Phreesia, Inc.
*
(Health Care Technology) 572 14,277
Piedmont Lithium, Inc.
*
(Metals & Mining) 184 1,376
Piedmont Office Realty Trust, Inc. - Class A (Office
REITs) 1,262 7,458
Pioneer Bancorp, Inc.
*
(Banks) 118 1,324
Piper Sandler Cos. (Capital Markets) 179 43,161
Pitney Bowes, Inc. (Commercial Services & Supplies) 1,678 14,565
PJT Partners, Inc. - Class A (Capital Markets) 238 33,727
Planet Labs PBC
*
(Professional Services) 2,251 7,406
PlayAGS, Inc.
*
(Hotels, Restaurants & Leisure) 409 4,957
Playstudios, Inc.
*
(Entertainment) 898 1,140
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 274 33,546
Pliant Therapeutics, Inc.
*
(Pharmaceuticals) 581 924
Common Stocks (71.9%), continued
Shares Value
Plug Power, Inc.
*
(Electrical Equipment) 8,445 $ 7,369
Plumas Bancorp (Banks) 57 2,513
Plymouth Industrial REIT, Inc. (Industrial REITs) 410 6,097
Ponce Financial Group, Inc.
*
(Banks) 199 2,561
Porch Group, Inc.
*
(Software) 807 4,681
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 562 5,811
Portland General Electric Co. (Electric Utilities) 1,063 44,774
Postal Realty Trust, Inc. - Class A (Office REITs) 229 3,032
Potbelly Corp.
*
(Hotels, Restaurants & Leisure) 280 2,268
PotlatchDeltic Corp. (Specialized REITs) 804 30,865
Powell Industries, Inc. (Electrical Equipment) 96 17,579
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 579 28,440
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 1,023 5,156
PRA Group, Inc.
*
(Consumer Finance) 396 7,247
Prairie Operating Co.
*
(Software) 42 171
Praxis Precision Medicines, Inc.
*
(Biotechnology) 177 6,662
Precigen, Inc.
*
(Biotechnology) 1,376 2,147
Preferred Bank (Banks) 125 9,983
Preformed Line Products Co. (Electrical Equipment) 25 3,434
Prelude Therapeutics, Inc.
*
(Biotechnology) 132 127
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 507 41,183
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 255 25,880
Prime Medicine, Inc.
*
(Biotechnology) 578 1,000
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 8 1,359
Primis Financial Corp. (Banks) 226 1,862
Primo Brands Corp. (Beverages) 2,038 66,582
Primoris Services Corp. (Construction & Engineering) 546 32,744
Princeton Bancorp, Inc. (Banks) 57 1,737
Priority Technology Holdings, Inc.
*
(Financial Services) 226 1,641
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 1,055 24,771
ProAssurance Corp.
*
(Insurance) 521 12,092
PROCEPT BioRobotics Corp.
*
(Health Care Equipment
& Supplies) 456 24,615
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 218 1,812
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 226 938
PROG Holdings, Inc. (Consumer Finance) 416 10,966
Progress Software Corp. (Software) 440 26,382
Progyny, Inc.
*
(Health Care Providers & Services) 765 17,473
ProKidney Corp.
*
(Biotechnology) 1,137 1,007
ProPetro Holding Corp.
*
(Energy Equipment & Services) 888 4,422
PROS Holdings, Inc.
*
(Software) 468 7,993
Protagonist Therapeutics, Inc.
*
(Biotechnology) 607 27,813
Prothena Corp. PLC
*
(Biotechnology) 435 4,002
Proto Labs, Inc.
*
(Machinery) 251 8,825
Provident Bancorp, Inc.
*
(Banks) 160 1,776
Provident Financial Services, Inc. (Banks) 1,289 21,101
PTC Therapeutics, Inc.
*
(Biotechnology) 779 38,825
PubMatic, Inc.
*
- Class A (Media) 406 3,967
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 394 1,903
Pulse Biosciences, Inc.
*
(Health Care Equipment &
Supplies) 187 3,183
Puma Biotechnology, Inc.
*
(Biotechnology) 429 1,364
Pure Cycle Corp.
*
(Water Utilities) 212 2,099
PureCycle Technologies, Inc.
*
(Chemicals) 1,260 8,455
Purple Innovation, Inc.
*
(Household Durables) 580 393
Pyxis Oncology, Inc.
*
(Biotechnology) 502 552
Q2 Holdings, Inc.
*
(Software) 602 47,709
Q32 Bio, Inc.
*
(Biotechnology) 60 96
QCR Holdings, Inc. (Banks) 167 10,847

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
Quad/Graphics, Inc. (Commercial Services & Supplies) 315 $ 1,503
Quaker Chemical Corp. (Chemicals) 141 14,938
Qualys, Inc.
*
(Software) 380 47,770
Quanex Building Products Corp. (Building Products) 483 7,941
Quanterix Corp.
*
(Life Sciences Tools & Services) 367 2,114
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 1,226 1,398
Quest Resource Holding Corp.
*
(Commercial Services
& Supplies) 179 422
QuickLogic Corp.
*
(Semiconductors & Semiconductor
Equipment) 140 799
QuinStreet, Inc.
*
(Interactive Media & Services) 551 9,654
Quipt Home Medical Corp.
*
(Health Care Providers &
Services) 381 819
Qurate Retail, Inc.
*
- Class B (Broadline Retail) 10 56
Rackspace Technology, Inc.
*
(IT Services) 689 937
Radian Group, Inc. (Financial Services) 1,524 48,676
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 363 2,124
RadNet, Inc.
*
(Health Care Providers & Services) 676 35,409
Ramaco Resources, Inc. - Class A (Metals & Mining) 268 2,701
Ramaco Resources, Inc. - Class B (Metals & Mining) 57 523
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,093 53,327
Ranger Energy Services, Inc. (Energy Equipment &
Services) 160 1,774
Ranpak Holdings Corp.
*
(Containers & Packaging) 455 1,870
Rapid7, Inc.
*
(Software) 642 15,164
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 173 1,981
RAPT Therapeutics, Inc.
*
(Biotechnology) 305 283
Rayonier Advanced Materials, Inc.
*
(Chemicals) 653 2,782
RBB Bancorp (Banks) 166 2,586
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 84 3,333
RE/MAX Holdings, Inc. - Class A (Real Estate
Management & Development) 182 1,392
Ready Capital Corp. (Mortgage REITs) 1,652 7,351
Recursion Pharmaceuticals, Inc.
*
- Class A
(Biotechnology) 2,572 14,377
Red River Bancshares, Inc. (Banks) 47 2,477
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 503 21,478
Red Violet, Inc.
*
(Software) 112 4,375
Redfin Corp.
*
(Real Estate Management &
Development) 1,244 11,830
Redwire Corp.
*
(Aerospace & Defense) 233 2,512
Redwood Trust, Inc. (Mortgage REITs) 1,346 8,359
REGENXBIO, Inc.
*
(Biotechnology) 476 4,574
Regional Management Corp. (Consumer Finance) 84 2,766
Regulus Therapeutics, Inc.
*
(Biotechnology) 644 5,139
Rekor Systems, Inc.
*
(Software) 751 789
Relay Therapeutics, Inc.
*
(Biotechnology) 1,285 4,279
Remitly Global, Inc.
*
(Financial Services) 1,527 30,876
Renasant Corp. (Banks) 951 30,499
Renovaro, Inc.
*
(Biotechnology) 1,159 417
Repay Holdings Corp.
*
(Financial Services) 885 3,540
Replimune Group, Inc.
*
(Biotechnology) 702 6,866
ReposiTrak, Inc. (Software) 119 2,570
Republic Bancorp, Inc. - Class A (Banks) 84 5,699
Reservoir Media, Inc.
*
(Entertainment) 199 1,493
Resideo Technologies, Inc.
*
(Building Products) 1,494 25,069
Resolute Holdings Management, Inc.
*
(Asset
Management) 21 566
Resources Connection, Inc. (Professional Services) 335 1,921
REV Group, Inc. (Machinery) 525 17,168
REVOLUTION Medicines, Inc.
*
(Biotechnology) 1,742 70,342
Revolve Group, Inc.
*
(Specialty Retail) 393 7,813
Common Stocks (71.9%), continued
Shares Value
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 157 $ 6,236
RGC Resources, Inc. (Gas Utilities) 84 1,761
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 559 36,441
Ribbon Communications, Inc.
*
(Communications
Equipment) 935 3,001
Richardson Electronics, Ltd. (Electronic Equipment,
Instruments & Components) 127 1,100
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 179 3,501
Rigetti Computing, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,934 17,155
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 116 2,863
Rimini Street, Inc.
*
(Software) 541 1,910
Ring Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 1,512 1,340
Riot Platforms, Inc.
*
(Software) 3,180 23,023
RLJ Lodging Trust (Hotel & Resort REITs) 1,534 10,753
Roadzen, Inc.
*
(Software) 416 402
Rocket Lab USA, Inc.
*
(Aerospace & Defense) 3,609 78,639
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 788 6,012
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 75 1,604
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 192 11,868
Root, Inc.
*
- Class A (Insurance) 87 12,151
RPC, Inc. (Energy Equipment & Services) 868 4,106
RumbleON, Inc.
*
- Class B (Specialty Retail) 174 440
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 622 31,716
Rush Enterprises, Inc. - Class B (Trading Companies &
Distributors) 90 5,206
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 778 9,437
RXO, Inc.
*
(Ground Transportation) 1,631 22,981
RxSight, Inc.
*
(Health Care Equipment & Supplies) 377 5,549
Ryerson Holding Corp. (Metals & Mining) 275 6,430
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 600 52,770
S&T Bancorp, Inc. (Banks) 391 14,248
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 517 9,647
Sabra Health Care REIT, Inc. (Health Care REITs) 2,419 43,179
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 3,908 9,262
Safe Builders, Inc. (Marine Transportation) 616 2,088
Safehold, Inc. (Specialized REITs) 530 8,348
Safety Insurance Group, Inc. (Insurance) 151 11,552
Sage Therapeutics, Inc.
*
(Biotechnology) 560 4,082
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 1,043 8,490
Sana Biotechnology, Inc.
*
(Biotechnology) 1,350 2,565
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 41 1,310
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 329 2,997
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 549 42,158
Sapiens International Corp. N.V. (Software) 315 8,628
Saul Centers, Inc. (Retail REITs) 107 3,499
Savara, Inc.
*
(Biotechnology) 1,231 3,939
Savers Value Village, Inc.
*
(Broadline Retail) 237 2,273
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 238 7,852
Schnitzer Steel Industries, Inc. - Class A (Metals &
Mining) 269 7,890
Scholar Rock Holding Corp.
*
(Biotechnology) 823 27,085
Scholastic Corp. (Media) 238 4,291
Schrodinger, Inc.
*
(Health Care Technology) 567 14,532
Scilex Holding Co.
*
(Biotech & Pharma) 29 139
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 456 17,187

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
scPharmaceuticals, Inc.
*
(Pharmaceuticals) 401 $ 1,023
Seacoast Banking Corp. of Florida (Banks) 865 20,509
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 248 1,210
Seadrill, Ltd.
*
(Energy Equipment & Services) 668 13,721
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 317 13,837
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 933 7,949
Select Medical Holdings Corp. (Health Care Providers
& Services) 1,106 20,173
Selective Insurance Group, Inc. (Insurance) 622 54,256
Selectquote, Inc.
*
(Insurance) 1,388 4,400
Semler Scientific, Inc.
*
(Health Care Equipment &
Supplies) 69 2,231
SEMrush Holdings, Inc.
*
(Software) 376 3,865
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 757 23,656
Seneca Foods Corp.
*
- Class A (Food Products) 48 4,305
Sensient Technologies Corp. (Chemicals) 431 40,492
Septerna, Inc.
*
(Pharmaceuticals) 190 1,322
Sera Prognostics, Inc.
*
- Class A (Biotechnology) 291 856
Service Properties Trust (Hotel & Resort REITs) 1,685 3,033
ServisFirst Bancshares, Inc. (Banks) 519 36,963
SES AI Corp.
*
(Electrical Equipment) 1,354 1,217
Seven Hills Realty Trust (Mortgage REITs) 131 1,563
Sezzle, Inc.
*
(Financial Services) 142 7,377
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 1,335 10,974
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 390 34,219
Shattuck Labs, Inc.
*
(Biotechnology) 397 393
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 498 5,548
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 1,714 6,188
Shoe Carnival, Inc. (Specialty Retail) 182 3,163
Shore Bancshares, Inc. (Banks) 313 4,329
ShotSpotter, Inc.
*
(Software) 100 1,552
Shutterstock, Inc. (Interactive Media & Services) 249 3,974
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 421 5,747
Sierra Bancorp (Banks) 132 3,493
SIGA Technologies, Inc. (Pharmaceuticals) 473 2,611
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 362 1,104
Signet Jewelers, Ltd. (Specialty Retail) 426 25,262
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 328 33,377
Silvaco Group, Inc.
*
(Software) 67 356
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 97 1,484
Simmons First National Corp. - Class A (Banks) 1,270 23,698
Simulations Plus, Inc. (Health Care Technology) 162 5,565
Sinclair, Inc. (Media) 327 4,709
SiriusPoint, Ltd.
*
(Insurance) 962 16,162
SITE Centers Corp. (Retail REITs) 486 5,754
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 190 27,903
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable
Fuels) 812 13,772
Six Flags Entertainment Corp.
*
(Hotels, Restaurants &
Leisure) 950 32,690
SJW Group (Water Utilities) 343 19,462
Sky Harbour Group Corp.
*
(Transportation
Infrastructure) 116 1,238
Skye Bioscience, Inc.
*
(Biotechnology) 201 438
Common Stocks (71.9%), continued
Shares Value
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 380 $ 20,174
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 278 1,971
SkyWest, Inc.
*
(Passenger Airlines) 405 36,115
SL Green Realty Corp. (Office REITs) 734 38,616
Sleep Number Corp.
*
(Specialty Retail) 222 1,729
SM Energy Co. (Oil, Gas & Consumable Fuels) 1,170 26,664
SMART Global Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 533 9,098
SmartFinancial, Inc. (Banks) 162 4,928
SmartRent, Inc.
*
(Electronic Equipment, Instruments &
Components) 1,863 1,776
Smith & Wesson Brands, Inc. (Leisure Products) 450 4,289
Smith-Midland Corp.
*
(Construction Materials) 47 1,410
Solaris Energy Infrastructure, Inc. (Energy Equipment
& Services) 313 6,617
SolarMax Technology, Inc.
*
(Electrical Equipment) 306 361
Soleno Therapeutics, Inc.
*
(Biotechnology) 261 19,538
Solid Biosciences, Inc.
*
(Biotechnology) 241 798
Solid Power, Inc.
*
(Automobile Components) 1,581 1,723
Solidion Technology, Inc.
*
(Electrical Equipment) 505 55
Sonic Automotive, Inc. - Class A (Specialty Retail) 152 9,229
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 49 1,138
Sonos, Inc.
*
(Household Durables) 1,231 11,338
SoundHound AI, Inc.
*
- Class A (Software) 3,311 30,759
South Plains Financial, Inc. (Banks) 120 4,045
Southern California BanCorp
*
(Banks) 251 3,506
Southern First Bancshares, Inc.
*
(Banks) 80 2,841
Southern Missouri Bancorp, Inc. (Banks) 96 5,054
Southern States Bancshares, Inc. (Banks) 84 2,806
Southland Holdings, Inc.
*
(Construction & Engineering) 115 373
Southside Bancshares, Inc. (Banks) 294 8,288
SouthState Corp. (Banks) 1,000 86,779
Southwest Gas Holdings, Inc. (Gas Utilities) 623 44,987
SpartanNash Co. (Consumer Staples Distribution &
Retail) 345 6,845
Sphere Entertainment Co.
*
(Entertainment) 277 7,548
Spire Global, Inc.
*
(Professional Services) 228 2,141
Spire, Inc. (Gas Utilities) 581 44,470
Spok Holdings, Inc. (Wireless Telecommunication
Services) 187 2,682
SpringWorks Therapeutics, Inc.
*
(Biotechnology) 703 32,549
Sprinklr, Inc.
*
- Class A (Software) 1,193 9,174
Sprout Social, Inc.
*
- Class A (Software) 512 10,706
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 1,031 176,302
SPS Commerce, Inc.
*
(Software) 386 55,395
SPX Technologies, Inc.
*
(Machinery) 460 61,709
Spyre Therapeutics, Inc.
*
(Biotechnology) 409 6,229
SSR Mining, Inc. (Metals & Mining) 2,076 22,089
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 506 9,240
Stagwell, Inc.
*
(Media) 900 5,022
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 3,015 3,347
Standard Motor Products, Inc. (Automobile
Components) 214 5,799
Standex International Corp. (Machinery) 118 16,688
Star Holdings
*
(Real Estate Management &
Development) 132 890
Steelcase, Inc. - Class A (Commercial Services &
Supplies) 947 9,394
Stellar Bancorp, Inc. (Banks) 502 12,530
Stem, Inc.
*
(Electrical Equipment) 1,551 839

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
Stepan Co. (Chemicals) 219 $ 11,073
StepStone Group, Inc. - Class A (Capital Markets) 680 34,007
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 576 1,152
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 305 45,576
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 730 15,330
Stewart Information Services Corp. (Insurance) 277 18,138
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 1,034 3,381
Stock Yards Bancorp, Inc. (Banks) 262 19,071
Stoke Therapeutics, Inc.
*
(Biotechnology) 369 3,601
StoneCo, Ltd.
*
(Financial Services) 2,927 41,154
Stoneridge, Inc.
*
(Automobile Components) 279 1,077
StoneX Group, Inc.
*
(Capital Markets) 448 39,677
Strategic Education, Inc. (Diversified Consumer
Services) 227 18,519
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 58 920
Strawberry Fields REIT, Inc. (Health Care REITs) 95 999
Stride, Inc.
*
(Diversified Consumer Services) 436 62,020
Sturm Ruger & Co., Inc. (Leisure Products) 168 6,831
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 1,073 4,367
Summit Therapeutics, Inc.
*
(Biotechnology) 940 22,673
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 403 3,949
SunCoke Energy, Inc. (Metals & Mining) 857 7,764
Sunnova Energy International, Inc.
*
(Independent Power/
Renewable Electricity Producers) 1,108 209
SunOpta, Inc.
*
(Food Products) 964 4,164
Sunrise Realty Trust, Inc.
*
(Mortgage REITs) 107 1,151
Sunrun, Inc.
*
(Electrical Equipment) 2,262 15,585
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 2,052 17,114
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 1,532 12,440
Superior Group of Cos., Inc. (Textiles, Apparel &
Luxury Goods) 131 1,360
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 514 16,695
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 785 17,231
Surmodics, Inc.
*
(Health Care Equipment & Supplies) 140 3,921
Sutro Biopharma, Inc.
*
(Biotechnology) 835 877
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,040 20,259
SWK Holdings Corp.
*
(Financial Services) 34 479
Sylvamo Corp. (Paper & Forest Products) 355 21,165
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 404 22,487
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 841 11,900
System1, Inc.
*
(Interactive Media & Services) 245 142
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 245 3,459
Talkspace, Inc.
*
(Health Care Providers & Services) 1,257 3,859
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 1,483 10,203
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 672 11,323
Tanger, Inc. (Retail REITs) 1,104 34,787
Tango Therapeutics, Inc.
*
(Biotechnology) 487 687
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 337 2,292
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 381 19,778
Taylor Devices, Inc.
*
(Machinery) 31 989
Taylor Morrison Home Corp.
*
(Household Durables) 1,046 59,987
Taysha Gene Therapies, Inc.
*
(Biotechnology) 1,791 3,475
TechTarget, Inc.
*
(Media) 271 2,160
Tecnoglass, Inc. (Building Products) 229 16,321
Teekay Corp.
*
(Transportation & Logistics) 562 4,052
Common Stocks (71.9%), continued
Shares Value
Teekay Tankers, Ltd. - Class A (Transportation &
Logistics) 246 $ 10,472
TEGNA, Inc. (Media) 1,650 26,780
Tejon Ranch Co.
*
(Real Estate Management &
Development) 214 3,623
Teladoc Health, Inc.
*
(Health Care Technology) 1,761 12,662
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 1,010 37,864
Telomir Pharmaceuticals, Inc.
*
(Pharmaceuticals) 197 502
Telos Corp.
*
(Software) 562 1,534
Tenable Holdings, Inc.
*
(Software) 1,220 37,295
Tenaya Therapeutics, Inc.
*
(Biotechnology) 562 267
Tennant Co. (Machinery) 194 13,999
Terawulf, Inc.
*
(Software) 2,734 7,601
Terex Corp. (Machinery) 682 24,006
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 717 2,366
Terreno Realty Corp. (Industrial REITs) 1,010 56,893
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 1,282 3,654
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 236 243
Texas Capital Bancshares, Inc.
*
(Banks) 474 32,303
TG Therapeutics, Inc.
*
(Biotechnology) 1,428 64,988
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 333 12,557
The Baldwin Insurance Group, Inc.
*
(Insurance) 690 28,718
The Bancorp, Inc.
*
(Banks) 467 22,561
The Bank of NT Butterfield & Son, Ltd. (Banks) 454 18,242
The Beauty Health Co.
*
(Personal Care Products) 758 752
The Brink's Co. (Commercial Services & Supplies) 448 39,980
The Buckle, Inc. (Specialty Retail) 316 10,984
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 494 24,883
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 364 20,737
The E.W. Scripps Co.
*
- Class A (Media) 626 1,258
The Eastern Co. (Machinery) 54 1,133
The Ensign Group, Inc. (Health Care Providers &
Services) 566 73,009
The First Bancorp, Inc. (Banks) 109 2,663
The First of Long Island Corp. (Banks) 220 2,534
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 1,301 40,695
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 2,915 31,715
The Gorman-Rupp Co. (Machinery) 215 7,710
The Greenbrier Cos., Inc. (Machinery) 314 13,320
The Hackett Group, Inc. (IT Services) 258 6,589
The Hain Celestial Group, Inc.
*
(Food Products) 917 2,788
The Honest Co., Inc.
*
(Personal Care Products) 843 4,038
The Joint Corp.
*
(Health Care Providers & Services) 111 1,111
The Lovesac Co.
*
(Household Durables) 145 2,820
The Macerich Co. (Retail REITs) 2,553 37,427
The Manitowoc Co., Inc.
*
(Machinery) 352 2,774
The Marcus Corp. (Entertainment) 238 3,882
The ODP Corp.
*
(Specialty Retail) 300 4,104
The ONE Group Hospitality, Inc.
*
(Hotels, Restaurants
& Leisure) 209 629
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 333 8,531
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 1,028 4,533
The RealReal, Inc.
*
(Specialty Retail) 1,036 6,009
The RMR Group, Inc. - Class A (Real Estate
Management & Development) 158 2,319
The Shyft Group, Inc. (Machinery) 346 2,927

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
The Simply Good Foods Co.
*
(Food Products) 943 $ 34,053
The St. Joe Co. (Real Estate Management &
Development) 369 15,616
The Vita Coco Co., Inc.
*
(Beverages) 400 13,220
The York Water Co. (Water Utilities) 146 5,139
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 380 3,713
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 342 8,971
Third Coast Bancshares, Inc.
*
(Banks) 116 3,457
Third Harmonic Bio, Inc.
*
(Pharmaceuticals) 223 1,153
ThredUp, Inc.
*
- Class A (Specialty Retail) 803 3,605
Thryv Holdings, Inc.
*
(Media) 391 5,357
Tidewater, Inc.
*
(Energy Equipment & Services) 499 18,059
Tile Shop Holdings, Inc.
*
(Specialty Retail) 292 1,656
Tilly's, Inc.
*
- Class A (Specialty Retail) 150 230
Timberland Bancorp, Inc./WA (Banks) 78 2,398
TimkenSteel Corp.
*
(Metals & Mining) 423 5,351
Tiptree, Inc. (Insurance) 257 5,734
Titan International, Inc.
*
(Machinery) 513 3,771
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 215 3,567
Tompkins Financial Corp. (Banks) 131 7,808
Topgolf Callaway Brands Corp.
*
(Leisure Products) 1,450 9,584
Torrid Holdings, Inc.
*
(Specialty Retail) 206 1,308
Tourmaline Bio, Inc.
*
(Biotechnology) 236 4,062
TowneBank (Banks) 718 23,658
Townsquare Media, Inc. - Class A (Media) 134 887
TPG RE Finance Trust, Inc. (Mortgage REITs) 609 4,653
TPI Composites, Inc.
*
(Electrical Equipment) 469 429
Traeger, Inc.
*
(Household Durables) 351 512
Transcat, Inc.
*
(Trading Companies & Distributors) 94 7,457
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 12 345
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 335 30,823
Transocean, Ltd.
*
(Energy Equipment & Services) 7,456 15,881
Travere Therapeutics, Inc.
*
(Biotechnology) 861 17,917
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 499 3,533
Tredegar Corp.
*
(Metals & Mining) 272 2,113
TreeHouse Foods, Inc.
*
(Food Products) 476 11,086
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 761 5,259
Tri Pointe Homes, Inc.
*
(Household Durables) 943 28,997
TriCo Bancshares (Banks) 327 12,616
TriMas Corp. (Containers & Packaging) 416 10,005
TriNet Group, Inc. (Professional Services) 326 25,536
Trinity Industries, Inc. (Machinery) 836 20,984
Triumph Financial, Inc.
*
(Banks) 227 12,126
Triumph Group, Inc.
*
(Aerospace & Defense) 750 19,050
Tronox Holdings PLC - Class A (Chemicals) 1,215 6,573
TrueBlue, Inc.
*
(Professional Services) 298 1,293
TrueCar, Inc.
*
(Interactive Media & Services) 830 1,237
Trupanion, Inc.
*
(Insurance) 337 12,334
TrustCo Bank Corp. (Banks) 190 5,786
Trustmark Corp. (Banks) 622 20,868
TScan Therapeutics, Inc.
*
(Biotechnology) 396 636
TTEC Holdings, Inc. (Professional Services) 200 800
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,033 20,681
Tucows, Inc.
*
- Class A (IT Services) 82 1,333
Turning Point Brands, Inc. (Tobacco) 176 10,803
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 163 1,883
Tutor Perini Corp.
*
(Construction & Engineering) 442 9,485
Twin Disc, Inc. (Machinery) 114 837
Twist Bioscience Corp.
*
(Biotechnology) 607 23,260
Common Stocks (71.9%), continued
Shares Value
Two Harbors Investment Corp. (Mortgage REITs) 1,061 $ 12,594
TXNM Energy, Inc. (Electric Utilities) 921 48,996
Tyra Biosciences, Inc.
*
(Biotechnology) 202 2,081
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 154 10,951
Udemy, Inc.
*
(Diversified Consumer Services) 930 6,389
UFP Industries, Inc. (Building Products) 610 60,298
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 75 15,641
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 452 8,455
Ultralife Corp.
*
(Electrical Equipment) 102 457
UMB Financial Corp. (Banks) 697 65,915
UMH Properties, Inc. (Residential REITs) 738 13,040
UniFirst Corp. (Commercial Services & Supplies) 155 27,663
Unisys Corp.
*
(IT Services) 671 2,664
United Bankshares, Inc. (Banks) 1,352 46,360
United Community Banks, Inc. (Banks) 1,223 33,767
United Fire Group, Inc. (Insurance) 215 5,949
United Homes Group, Inc.
*
(Household Durables) 86 168
United Insurance Holdings Corp.
*
(Insurance) 247 2,823
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 601 16,053
United States Lime & Minerals, Inc. (Construction
Materials) 107 10,006
Uniti Group, Inc. (Specialized REITs) 2,485 12,226
Unitil Corp. (Multi-Utilities) 163 9,562
Unity Bancorp, Inc. (Banks) 73 3,022
Universal Corp. (Tobacco) 246 14,334
Universal Health Realty Income Trust (Health Care
REITs) 131 5,006
Universal Insurance Holdings, Inc. (Insurance) 241 5,842
Universal Logistics Holdings, Inc. (Ground
Transportation) 70 1,522
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 476 13,357
Univest Financial Corp. (Banks) 296 8,744
Upbound Group, Inc. (Specialty Retail) 549 10,925
Upstart Holdings, Inc.
*
(Consumer Finance) 819 39,148
Upstream Bio, Inc.
*
(Biotechnology) 179 1,658
Upwork, Inc.
*
(Professional Services) 1,273 16,740
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 4,211 22,108
Urban Edge Properties (Retail REITs) 1,289 23,292
Urban Outfitters, Inc.
*
(Specialty Retail) 648 34,201
Ur-Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 3,616 2,721
UroGen Pharma, Ltd.
*
(Biotechnology) 396 4,609
USANA Health Sciences, Inc.
*
(Personal Care Products) 117 3,287
USCB Financial Holdings, Inc. (Banks) 108 1,832
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 33 1,708
Utz Brands, Inc. (Food Products) 674 8,957
V2X, Inc.
*
(Aerospace & Defense) 170 8,459
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 1,065 3,483
Valaris, Ltd.
*
(Energy Equipment & Services) 631 20,388
Valhi, Inc. (Chemicals) 25 431
Valley National Bancorp (Banks) 4,845 41,667
Value Line, Inc. (Capital Markets) 9 368
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 583 2,629
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 402 3,345
Varonis Systems, Inc.
*
(Software) 1,127 48,281
Vaxcyte, Inc.
*
(Biotechnology) 1,270 45,517
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 567 10,603
Velocity Financial, Inc.
*
(Financial Services) 92 1,644

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks (71.9%), continued
Shares Value
Ventyx Biosciences, Inc.
*
(Pharmaceuticals) 619 $ 823
Vera Bradley, Inc.
*
(Textiles, Apparel & Luxury Goods) 245 478
Vera Therapeutics, Inc.
*
(Biotechnology) 464 10,844
Veracyte, Inc.
*
(Biotechnology) 797 24,309
Verastem, Inc.
*
(Biotechnology) 396 2,966
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 34 115
Vericel Corp.
*
(Biotechnology) 502 19,086
Verint Systems, Inc.
*
(Software) 625 11,025
Veritex Holdings, Inc. (Banks) 537 12,501
Verra Mobility Corp.
*
- Class A (Professional Services) 1,685 36,733
Verrica Pharmaceuticals, Inc.
*
(Pharmaceuticals) 412 191
Vertex, Inc.
*
- Class A (Software) 564 22,577
Veru, Inc.
*
(Personal Care Products) 1,349 731
Verve Therapeutics, Inc.
*
(Biotechnology) 726 4,116
Viad Corp.
*
(Commercial Services & Supplies) 209 6,122
Viant Technology, Inc.
*
- Class A (Software) 155 2,218
Viasat, Inc.
*
(Communications Equipment) 1,265 11,727
Viavi Solutions, Inc.
*
(Communications Equipment) 2,252 23,826
Vicor Corp.
*
(Electrical Equipment) 233 9,298
Victoria's Secret & Co.
*
(Specialty Retail) 802 15,078
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 420 24,062
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 351 2,482
Village Super Market, Inc.
*
- Class A (Consumer Staples
Distribution & Retail) 88 3,243
Vimeo, Inc.
*
(Interactive Media & Services) 1,485 7,484
Vir Biotechnology, Inc.
*
(Biotechnology) 928 5,679
Virco Mfg. Corp. (Commercial Services & Supplies) 112 1,029
Virgin Galactic Holdings, Inc.
*
(Aerospace & Defense) 274 792
Virginia National Bankshares Corp. (Banks) 48 1,765
Viridian Therapeutics, Inc.
*
(Biotechnology) 762 10,325
VirTra, Inc.
*
(Aerospace & Defense) 113 529
Virtus Investment Partners, Inc. (Capital Markets) 68 10,444
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 1,273 16,536
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 122 3,043
Visteon Corp.
*
(Automobile Components) 278 22,015
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 292 4,141
Vital Farms, Inc.
*
(Food Products) 347 11,881
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels) 264 5,399
Vivid Seats, Inc.
*
- Class A (Entertainment) 788 2,214
Voyager Therapeutics, Inc.
*
(Biotechnology) 470 1,673
VSE Corp. (Commercial Services & Supplies) 181 20,728
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels) 1,007 1,158
Wabash National Corp. (Machinery) 440 3,040
WaFd, Inc.
*
(Banks) 197 5,437
Waldencast PLC
*
- Class A (Personal Care Products) 252 685
Walker & Dunlop, Inc. (Financial Services) 329 25,182
Warby Parker, Inc.
*
- Class A (Specialty Retail) 905 14,942
Warrior Met Coal, Inc. (Metals & Mining) 531 25,392
Washington Federal, Inc. (Banks) 827 23,594
Waterstone Financial, Inc. (Financial Services) 164 1,984
Watts Water Technologies, Inc. - Class A (Machinery) 279 57,962
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 987 7,620
Waystar Holding Corp.
*
(Health Care Technology) 806 29,958
WD-40 Co. (Household Products) 138 31,514
Weave Communications, Inc.
*
(Software) 410 4,346
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 156 1,404
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 168 14,446
Werewolf Therapeutics, Inc.
*
(Biotechnology) 319 288
Werner Enterprises, Inc. (Ground Transportation) 631 15,560
Common Stocks (71.9%), continued
Shares Value
WesBanco, Inc. (Banks) 878 $ 26,147
West Bancorp, Inc. (Banks) 164 3,182
Westamerica Bancorp (Banks) 263 12,737
Westrock Coffee Co.
*
(Food Products) 369 2,140
Weyco Group, Inc. (Distributors) 61 1,824
Wheels Up Experience, Inc.
*
(Passenger Airlines) 915 1,052
Whitestone REIT (Retail REITs) 507 6,611
WideOpenWest, Inc.
*
(Media) 510 2,234
Willdan Group, Inc.
*
(Professional Services) 131 5,135
Willis Lease Finance Corp. (Trading Companies &
Distributors) 30 4,642
Winmark Corp. (Specialty Retail) 31 11,160
Winnebago Industries, Inc. (Automobiles) 283 9,005
WisdomTree, Inc. (Capital Markets) 1,373 11,945
WK Kellogg Co. (Food Products) 672 12,049
WM Technology, Inc.
*
(Software) 879 1,134
WNS Holdings, Ltd.
*
(Professional Services) 439 26,568
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 812 10,597
Workiva, Inc.
*
(Software) 523 39,366
World Acceptance Corp.
*
(Consumer Finance) 35 4,519
World Kinect Corp. (Oil, Gas & Consumable Fuels) 584 14,653
Worthington Enterprises, Inc. (Household Durables) 322 16,303
Worthington Steel, Inc. (Metals & Mining) 332 8,519
WSFS Financial Corp. (Banks) 598 30,827
X4 Pharmaceuticals, Inc.
*
(Biotech & Pharma) 57 247
XBiotech, Inc.
*
(Biotechnology) 204 620
Xencor, Inc.
*
(Biotechnology) 689 7,593
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,042 11,129
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 1,433 6,549
Xerox Holdings Corp. (Technology Hardware, Storage
& Peripherals) 1,189 5,243
XOMA Royalty Corp.
*
(Biotechnology) 83 1,995
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 448 11,487
XPEL, Inc.
*
(Automobile Components) 258 7,389
Xperi, Inc.
*
(Software) 458 3,385
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 249 2,084
Yelp, Inc.
*
(Interactive Media & Services) 652 22,872
Yext, Inc.
*
(Software) 1,088 7,398
Y-mAbs Therapeutics, Inc.
*
(Biotechnology) 381 1,619
Zenas Biopharma, Inc.
*
(Biotechnology) 157 1,818
Zentalis Pharmaceuticals, Inc.
*
(Biotechnology) 582 826
Zeta Global Holdings Corp.
*
- Class A (Software) 1,826 23,848
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 549 4,024
Ziff Davis, Inc.
*
(Interactive Media & Services) 431 12,727
Zimvie, Inc.
*
(Health Care Equipment & Supplies) 279 2,528
ZipRecruiter, Inc.
*
(Interactive Media & Services) 719 3,710
Zspace, Inc.
*
(Software) 22 184
Zumiez, Inc.
*
(Specialty Retail) 158 1,849
Zura Bio, Ltd.
*
(Biotechnology) 515 793
Zurn Elkay Water Solutions Corp. (Building Products) 1,473 50,023
Zymeworks, Inc.
*
(Biotechnology) 558 7,260
Zynex, Inc.
*
(Health Care Equipment & Supplies) 154 256
TOTAL COMMON STOCKS
  (Cost $13,987,081) 23,813,271
Rights ( 0.0% )
Shares Value
Cartesian Therapeutics, Inc.
*†CVR
(Health Care) 1,656 –
Chinook Therapeutics
*†CVR
(Health Care) 750 –
TOTAL RIGHTS
  (Cost $–) –

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
UltraSmall-Cap ProFund
Trust ( 0.0% )
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*†
(Metals & Mining) 1,320 $ –
TOTAL TRUST
(Cost $–) $ –
Repurchase Agreements
(b)(c)
( 30.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $9,988,173 $ 9,987,000 9,987,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,987,000) 9,987,000
TOTAL INVESTMENT SECURITIES
  (Cost $23,974,081)— 102.0% 33,800,271
Net other assets (liabilities) —  (2.0)% (665,927)
NET ASSETS — 100.0% $ 33,134,344
*
Non-income producing security.
†
These securities were fair valued based on procedures approved by the Board of
Trustees. As of April 30, 2025, these securities represented 0.0% of the net assets of the Fund.
(a)
Number of shares is less than 0.50.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $5,869,000.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index Futures Contracts 26 6/23/25 $ 2,560,740 $ (100,286)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares Russell 2000 ETF Goldman Sachs International 5/27/25 4.53% $ 6,479,583 $ (14,545)
Russell 2000 Index Goldman Sachs International 5/27/25 4.88% 9,262,790 (14,121)
$15,742,373 $(28,666)
iShares Russell 2000 ETF UBS AG 5/27/25 5.13% 4,985,763 (3,470)
Russell 2000 Index UBS AG 5/27/25 5.03% 19,114,816 (16,420)
$24,100,579 $(19,890)
$39,842,952 $(48,556)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
UltraSmall-Cap ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 394,810 1.2%
Air Freight & Logistics 25,210 0.1%
Asset Management 566
NM
Automobile Components 260,204 0.8%
Automobiles 9,336 0.1%
Banks 2,553,162 7.7%
Beverages 94,731 0.3%
Biotech & Pharma 424
NM
Biotechnology 2,089,483 6.3%
Broadline Retail 7,248
NM
Building Products 338,675 1.0%
Capital Markets 431,833 1.3%
Chemicals 376,906 1.1%
Commercial Services & Supplies 471,938 1.4%
Communications Equipment 148,421 0.4%
Construction & Engineering 406,068 1.2%
Construction Materials 65,669 0.2%
Consumer Finance 230,159 0.7%
Consumer Staples Distribution & Retail 293,677 0.9%
Containers & Packaging 57,492 0.2%
Distributors 9,243
NM
Diversified Consumer Services 303,372 0.9%
Diversified Telecommunication Services 123,510 0.4%
Electric Utilities 220,435 0.7%
Electrical Equipment 292,555 0.9%
Electronic Equipment, Instruments & Components 715,586 2.2%
Energy Equipment & Services 401,446 1.2%
Entertainment 128,199 0.4%
Equity REIT - Diversified 160,698 0.5%
Financial Services 700,628 2.1%
Food Products 241,761 0.7%
Gas & Water Utilities 45,939 0.1%
Gas Utilities 234,402 0.7%
Ground Transportation 84,341 0.3%
Health Care Equipment & Supplies 658,469 2.0%
Health Care Providers & Services 728,607 2.2%
Health Care REITs 220,554 0.7%
Health Care Technology 105,289 0.3%
Hotel & Resort REITs 157,821 0.5%
Hotels, Restaurants & Leisure 463,223 1.4%
Household Durables 469,790 1.4%
Household Products 74,250 0.2%
Independent Power/Renewable Electricity Producers 44,458 0.1%
Industrial Conglomerates 6,977
NM
Industrial REITs 103,825 0.3%
Institutional Financial Services 1,174
NM
Insurance 554,530 1.7%
Interactive Media & Services 129,511 0.4%
IT Services 113,640 0.3%
Leisure Products 84,298 0.3%
Life Sciences Tools & Services 56,230 0.2%
Machinery 917,963 2.8%
Marine Transportation 61,001 0.2%
Media 174,574 0.5%
Medical Equipment & Devices 752
NM
Metals & Mining 416,811 1.2%
Mortgage REITs 230,991 0.7%
Multi-Utilities 124,699 0.4%
Office REITs 153,283 0.5%
Oil & Gas Producers 2,011
NM
Oil & Gas Services & Equipment 3,903
NM
Oil, Gas & Consumable Fuels 648,118 2.0%
Value
% of Net
Assets
Paper & Forest Products $ 25,624 0.1%
Passenger Airlines 93,154 0.3%
Personal Care Products 60,346 0.2%
Pharmaceuticals 435,815 1.3%
Professional Services 548,775 1.7%
Real Estate Management & Development 160,660 0.5%
Residential REITs 116,648 0.3%
Retail REITs 309,984 1.0%
Semiconductors & Semiconductor Equipment 487,434 1.5%
Software 1,439,003 4.3%
Specialized REITs 109,331 0.3%
Specialty Retail 467,149 1.4%
Technology Hardware, Storage & Peripherals 89,137 0.3%
Telecommunications 9,552
NM
Textiles, Apparel & Luxury Goods 104,746 0.3%
Tobacco 25,678 0.1%
Trading Companies & Distributors 537,441 1.6%
Transportation & Logistics 14,524
NM
Transportation Infrastructure 1,238
NM
Water Utilities 106,482 0.3%
Wireless Telecommunication Services 45,671 0.1%
Other
**
9,321,073 28.1%
Total $ 33,134,344 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
U.S. Government Plus ProFund
Repurchase Agreements
(a)(b)
(97.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $12,558,475 $ 12,557,000 $ 12,557,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,557,000) 12,557,000
TOTAL INVESTMENT SECURITIES
  (Cost $12,557,000)— 97.6% 12,557,000
Net other assets (liabilities) — 2 .4% 304,663
NET ASSETS — 100.0% $ 12,861,663
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $573,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.63%, due 2/15/55 Citibank North America 5/15/25 4.59% $ 14,438,479 $ (116,996)
30-Year U.S. Treasury Bond,
4.63%, due 2/15/55 Societe Generale 5/15/25 4.66% 1,749,816 27,695
$16,188,295 $(89,301)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2025 (unaudited) :: Schedule of Portfolio Investments
Utilities UltraSector ProFund
Common Stocks ( 79.2% )
Shares Value
Alliant Energy Corp. (Electric Utilities) 1,664 $ 101,571
Ameren Corp. (Multi-Utilities) 1,750 173,670
American Electric Power Co., Inc. (Electric Utilities) 3,457 374,531
American Water Works Co., Inc. (Water Utilities) 1,264 185,821
Atmos Energy Corp. (Gas Utilities) 1,029 165,288
CenterPoint Energy, Inc. (Multi-Utilities) 4,225 163,846
CMS Energy Corp. (Multi-Utilities) 1,937 142,660
Consolidated Edison, Inc. (Multi-Utilities) 2,246 253,237
Constellation Energy Corp. (Electric Utilities) 2,028 453,136
Dominion Energy, Inc. (Multi-Utilities) 5,446 296,153
DTE Energy Co. (Multi-Utilities) 1,344 184,128
Duke Energy Corp. (Electric Utilities) 5,031 613,883
Edison International (Electric Utilities) 2,510 134,310
Entergy Corp. (Electric Utilities) 2,780 231,213
Evergy, Inc. (Electric Utilities) 1,491 103,028
Eversource Energy (Electric Utilities) 2,378 141,443
Exelon Corp. (Electric Utilities) 6,517 305,647
FirstEnergy Corp. (Electric Utilities) 3,325 142,576
NextEra Energy, Inc. (Electric Utilities) 13,333 891,710
NiSource, Inc. (Multi-Utilities) 3,047 119,168
NRG Energy, Inc. (Electric Utilities) 1,313 143,879
PG&E Corp. (Electric Utilities) 14,222 234,947
Pinnacle West Capital Corp. (Electric Utilities) 737 70,148
PPL Corp. (Electric Utilities) 4,787 174,726
Public Service Enterprise Group, Inc. (Multi-Utilities) 3,230 258,174
Sempra (Multi-Utilities) 4,107 305,027
The AES Corp. (Independent Power/Renewable
Electricity Producers) 4,610 46,100
Common Stocks (79.2%), continued
Shares Value
The Southern Co. (Electric Utilities) 7,104 $ 652,787
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 2,206 285,964
WEC Energy Group, Inc. (Multi-Utilities) 2,060 225,611
Xcel Energy, Inc. (Electric Utilities) 3,723 263,216
TOTAL COMMON STOCKS
  (Cost $3,213,130) 7,837,598
Repurchase Agreements
(a)(b)
( 21.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.10%-4.28%, dated 4/30/25, due 5/1/25, total to
be received $2,077,244 $ 2,077,000 2,077,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,077,000) 2,077,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,290,130)— 100.2% 9,914,598
Net other assets (liabilities) —  (0.2)% (24,100)
NET ASSETS — 100.0% $ 9,890,498
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2025, the aggregate amount held in a segregated account was $1,398,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Utilities Select Sector Index Goldman Sachs International 5/23/25 5.08% $ 3,377,888 $ 21,819
S&P Utilities Select Sector Index UBS AG 5/23/25 5.03% 3,638,525 23,946
$7,016,413 $45,765
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Utilities UltraSector ProFund invested in the following industries as of April 30,
2025:
Value
% of Net
Assets
Electric Utilities $ 5,032,751 50.9%
Gas Utilities 165,288 1.7%
Independent Power/Renewable Electricity Producers 332,064 3.3%
Multi-Utilities 2,121,674 21.4%
Water Utilities 185,821 1.9%
Other
**
2,052,900 20.8%
Total $ 9,890,498 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consolidated Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Bitcoin ProFund
U.S. Treasury Obligations ( 57 .4% )
Principal
Amount Value
U.S. Treasury Bills, 3.93%
(a)
, 5/15/25
(b)
$ 270,000,000 $ 269,557,950
TOTAL  U.S. TREASURY OBLIGATIONS
(Cost $269,559,175) 269,557,950
Repurchase Agreements ( 15 .4% )
Repurchase Agreements with UMB Bank, N.A.,4.30%,
dated 4/30/25, due 5/1/25, total to be received
$72,289,533 (Collateralized by U.S. Treasury Notes,
4.00%, due 2/29/28, total value $73,726,601) 72,280,900 72,280,900
TOTAL REPURCHASE AGREEMENTS
(Cost $72,280,900) 72,280,900
TOTAL INVESTMENT SECURITIES
  (Cost $341,840,075) — 72.8% 341,838,850
Reverse Repurchase Agreements including accrued
interest — (57.4%) (269,590,745)
Net other assets (liabilities) — 84.6% 397,211,626
NET ASSETS — 100.0% $ 469,459,731
(a)
Reflects the effective yield or interest rate in effect at April 30, 2025.
(b)
$269,557,200 of this security has been pledged as collateral for reverse repurchase agreements.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Bitcoin Futures Contracts 991 6/2/25 $ 469,213,725 $ 18,511,025

April 30, 2025 (unaudited) :: Consolidated Schedule of Portfolio Investments
Short Bitcoin ProFund
U.S. Treasury Obligations ( 124 .8% )
Principal
Amount Value
U.S. Treasury Bills, 3.93%
(a)
, 5/15/25
(b)
$ 240,000 $ 239,607
TOTAL  U.S. TREASURY OBLIGATIONS
(Cost $239,610) 239,607
Repurchase Agreements ( 19 .0% )
Repurchase Agreements with UMB Bank, N.A.,4.30%,
dated 4/30/25, due 5/1/25, total to be received
$36,553 (Collateralized by U.S. Treasury Notes,
4.38%, due 11/30/28, total value $37,279) 36,548 36,548
TOTAL REPURCHASE AGREEMENTS
(Cost $36,548) 36,548
TOTAL INVESTMENT SECURITIES
  (Cost $276,158) — 143.8% 276,155
Reverse Repurchase Agreements including accrued
interest — (124.9%) (239,636)
Net other assets (liabilities) — 81.0% 155,355
NET ASSETS — 100.0% $ 191,874
(a)
Reflects the effective yield or interest rate in effect at April 30, 2025.
(b)
$239,606 of this security has been pledged as collateral for reverse repurchase agreements.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Micro Bitcoin Futures Contracts 20 6/2/25 $ (189,390) $ 2,606

Consolidated Schedule of Portfolio Investments :: April 30, 2025 (unaudited)
Ether ProFund
U.S. Treasury Obligations ( 65 .6% )
Principal
Amount Value
U.S. Treasury Bills, 3.93%
(a)
, 5/15/25
(b)
$ 287,500 $ 287,030
TOTAL  U.S. TREASURY OBLIGATIONS
(Cost $287,032) 287,030
Repurchase Agreements ( 8 .6% )
Repurchase Agreements with UMB Bank, N.A.,4.30%,
dated 4/30/25, due 5/1/25, total to be received
$37,576 (Collateralized by U.S. Treasury Notes,
4.38%, due 11/30/28, total value $38,323) 37,571 37,571
TOTAL REPURCHASE AGREEMENTS
(Cost $37,571) 37,571
TOTAL INVESTMENT SECURITIES
  (Cost $324,603) — 74.2% 324,601
Reverse Repurchase Agreements including accrued
interest — (65.5%) (286,565)
Net other assets (liabilities) — 91.3% 399,446
NET ASSETS — 100.0% $ 437,482
(a)
Reflects the effective yield or interest rate in effect at April 30, 2025.
(b)
$286,529 of this security has been pledged as collateral for reverse repurchase agreements.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Ether Futures 4 6/2/25 $ 359,800 $ 4,000
CME Micro Ether Futures 430 6/2/25 77,357 887
$437,157 $4,887

April 30, 2025 (unaudited) :: Appendix
Repurchase agreements
Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.
As of April 30, 2025, the following ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.
Fund Name
Credit
Agricole,
4.24% dated
4/30/25, due
5/1/25
1
HSBC
Securities
(USA), Inc.,
4.28% dated
4/30/25, due
5/1/25
2
Natwest
Markets,
LLC, 4.23%
dated 4/30/25,
due 5/1/25
3
RBC Capital
Markets,
LLC, 4.15%
dated 4/30/25,
due 5/1/25
4
Societe
Generale,
4.23% dated
4/30/25, due
5/1/25
5
UMB Bank,
N.A., 4.1%
dated 4/30/25,
due 5/1/25
6
Access Flex Bear High Yield ProFund $12,000 $34,000 $12,000 $9,000 $36,000 $12,000
Access Flex High Yield ProFund 2,237,000 5,909,000 2,148,000 1,611,000 6,231,000 1,769,000
Banks UltraSector ProFund 221,000 584,000 212,000 158,000 617,000 183,000
Bear ProFund 5,137,000 13,567,000 4,933,000 3,699,000 14,308,000 4,060,000
Biotechnology UltraSector ProFund 1,577,000 4,166,000 1,514,000 1,134,000 4,393,000 1,252,000
Bull ProFund 873,000 2,310,000 839,000 629,000 2,436,000 699,000
Communication Services UltraSector
ProFund 446,000 1,178,000 428,000 320,000 1,242,000 358,000
Consumer Discretionary UltraSector
ProFund 543,000 1,437,000 522,000 391,000 1,515,000 437,000
Consumer Staples UltraSector ProFund 120,000 320,000 115,000 86,000 337,000 104,000
Energy UltraSector ProFund 1,911,000 5,051,000 1,837,000 1,377,000 5,327,000 1,517,000
Falling U.S. Dollar ProFund 471,000 1,247,000 453,000 340,000 1,315,000 377,000
Financials UltraSector ProFund 575,000 1,522,000 552,000 414,000 1,605,000 464,000
Health Care UltraSector ProFund 370,000 980,000 355,000 265,000 1,033,000 301,000
Industrials UltraSector ProFund 149,000 396,000 143,000 108,000 418,000 127,000
Internet UltraSector ProFund 2,062,000 5,448,000 1,980,000 1,485,000 5,746,000 1,637,000
Large-Cap Growth ProFund 12,000 32,000 11,000 8,000 34,000 13,000
Large-Cap Value ProFund 51,000 136,000 49,000 37,000 144,000 44,000
Materials UltraSector ProFund 110,000 291,000 105,000 78,000 308,000 96,000
Mid-Cap Growth ProFund 1,000 2,000 – – 2,000 4,000
Mid-Cap ProFund 317,000 842,000 305,000 228,000 888,000 262,000
Nasdaq-100 ProFund 5,186,000 13,697,000 4,980,000 3,735,000 14,445,000 4,102,000
Oil & Gas Equipment & Services
UltraSector ProFund 204,000 541,000 196,000 146,000 571,000 169,000
Pharmaceuticals UltraSector ProFund 64,000 171,000 61,000 46,000 180,000 59,000
Precious Metals UltraSector ProFund 951,000 2,515,000 913,000 685,000 2,651,000 761,000
Real Estate UltraSector ProFund 90,000 240,000 86,000 64,000 253,000 79,000
Rising Rates Opportunity ProFund 1,150,000 3,038,000 1,104,000 827,000 3,205,000 915,000
Rising Rates Opportunity 10 ProFund 67,000 180,000 65,000 48,000 190,000 61,000
Rising U.S. Dollar ProFund 938,000 2,480,000 901,000 676,000 2,615,000 750,000
Semiconductor UltraSector ProFund 9,912,000 26,179,000 9,519,000 7,139,000 27,605,000 7,829,000
Short Energy ProFund 109,000 289,000 104,000 78,000 305,000 97,000
Short Nasdaq-100 ProFund 307,000 813,000 294,000 221,000 857,000 251,000
Short Precious Metals ProFund 994,000 2,628,000 955,000 715,000 2,770,000 794,000
Short Real Estate ProFund 114,000 303,000 109,000 82,000 320,000 97,000
Short Small-Cap ProFund 64,000 170,000 62,000 45,000 180,000 59,000
Small-Cap ProFund 74,000 197,000 71,000 54,000 209,000 66,000
Technology UltraSector ProFund 1,152,000 3,045,000 1,106,000 830,000 3,211,000 916,000
UltraBear ProFund 1,515,000 4,003,000 1,455,000 1,091,000 4,222,000 1,204,000
UltraBull ProFund 3,507,000 9,265,000 3,368,000 2,526,000 9,770,000 2,778,000
UltraChina ProFund 628,000 1,661,000 603,000 452,000 1,751,000 503,000
UltraDow 30 ProFund 928,000 2,454,000 892,000 668,000 2,589,000 744,000
UltraEmerging Markets ProFund 110,000 293,000 106,000 79,000 308,000 95,000
UltraInternational ProFund 777,000 2,055,000 746,000 559,000 2,167,000 622,000
UltraJapan ProFund 1,288,000 3,403,000 1,237,000 928,000 3,589,000 1,022,000
UltraLatin America ProFund 127,000 340,000 122,000 91,000 357,000 110,000
UltraMid-Cap ProFund 787,000 2,079,000 756,000 566,000 2,193,000 628,000
UltraNasdaq-100 ProFund 23,817,000 62,901,000 22,871,000 17,154,000 66,332,000 18,805,000
UltraShort China ProFund 182,000 484,000 175,000 131,000 511,000 154,000
UltraShort Dow 30 ProFund 778,000 2,060,000 749,000 561,000 2,172,000 623,000
UltraShort Emerging Markets ProFund 41,000 109,000 40,000 28,000 116,000 39,000
UltraShort International ProFund 215,000 571,000 207,000 154,000 603,000 180,000
UltraShort Japan ProFund 126,000 337,000 122,000 91,000 355,000 107,000
UltraShort Latin America ProFund 140,000 372,000 135,000 101,000 394,000 119,000
UltraShort Mid-Cap ProFund 73,000 198,000 71,000 53,000 209,000 68,000
UltraShort Nasdaq-100 ProFund 2,791,000 7,375,000 2,681,000 2,010,000 7,777,000 2,211,000
UltraShort Small-Cap ProFund 616,000 1,628,000 591,000 444,000 1,717,000 494,000
UltraSmall-Cap ProFund 1,121,000 2,963,000 1,077,000 807,000 3,126,000 893,000

Appendix :: April 30, 2025 (unaudited)
Each repurchase agreement was fully collateralized by U.S. government securities as of April 30, 2025, as follows:
(1) U.S. Treasury Inflation-Protected Securities (TIPS), 2.375%, due 10/15/2028, total value $81,404,650.
(2) U.S. Treasury Bonds, 1.875%, due 2/15/2041, total value $214,892,963.
(3) U.S. Treasury Notes, 1.25% to 3.125%, due 12/31/2026 to 8/31/2029, which had an aggregate value of $78,102,652.
(4) U.S. Treasury Notes, 4.125%, due 6/15/2026, total value $58,554,993.
(5) U.S. Treasury Notes, 1.125% to 1.25%, due 12/31/2026 to 8/31/2028, which had an aggregate value of $226,621,740.
(6) U.S. Treasury Notes, 4.00% to 4.37%, due 2/29/2028 to 11/30/2028, which had an aggregate value of $64,646,737.
Fund Name
Credit
Agricole,
4.24% dated
4/30/25, due
5/1/25
1
HSBC
Securities
(USA), Inc.,
4.28% dated
4/30/25, due
5/1/25
2
Natwest
Markets,
LLC, 4.23%
dated 4/30/25,
due 5/1/25
3
RBC Capital
Markets,
LLC, 4.15%
dated 4/30/25,
due 5/1/25
4
Societe
Generale,
4.23% dated
4/30/25, due
5/1/25
5
UMB Bank,
N.A., 4.1%
dated 4/30/25,
due 5/1/25
6
U.S. Government Plus ProFund 1,410,000 3,727,000 1,354,000 1,015,000 3,929,000 1,122,000
Utilities UltraSector ProFund 231,000 615,000 223,000 166,000 648,000 194,000
$79,779,000 $210,831,000 $76,620,000 $57,443,000 $222,337,000 $63,436,000

April 30, 2025 (unaudited) :: Appendix
Reverse Repurchase Agreements
As of April 30,2025, the ProFunds' outstanding balances of reverse repurchase agreements were as follows:
Counterparty Interest Rate
Principal
Amount Maturity Value
Value & Accrued
Interest
Bitcoin ProFund UMB Bank N.A. 4.30% $ (269,557,200) 5/1/2025 $ (269,557,200) $ (269,590,745)
Ether ProFund UMB Bank N.A. 4.30% (286,529) 5/1/2025 (286,529) (286,565)
Short Bitcoin ProFund UMB Bank N.A. 4.30% (239,606) 5/1/2025 (239,606) (239,636)
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements:
Counterparty
Reverse
Repurchase
Agreements
(1)
Collateral
Pledged to
Counterparty
Bitcoin ProFund UMB Bank N.A. $ (269,590,745) $ 269,557,200
Ether ProFund UMB Bank N.A. (286,565) 286,529
Short Bitcoin ProFund UMB Bank N.A. (239,636) 239,606
(1)
Represents gross value and accrued interest for the counterparty as reported in the preceding table.